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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-03980

Morgan Stanley Institutional Fund Trust
(Exact name of registrant as specified in charter)

522 FIFTH AVENUE NEW YORK, NY			10036
(Address of principal executive offices)			(Zip code)

RANDY TAKIAN 522 FIFTH AVENUE NEW YORK, NY 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-548-7786

Date of fiscal year end:	9/30

Date of reporting period:	3/31/09

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Fund’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

INVESTMENT MANAGEMENT

Morgan Stanley Series Funds

Morgan Stanley

Institutional Fund Trust

Advisory Portfolios

Advisory

Advisory II

Semi-Annual
Report

March 31, 2009

2009 Semi-Annual Report

March 31, 2009

Table of Contents

Shareholders’ Letter	2
Expense Examples	3
Portfolio of Investments Advisory Portfolios:
Advisory	4
Advisory II	9
Statements of Assets and Liabilities	13
Statements of Operations	14
Statements of Changes in Net Assets	15
Financial Highlights	16
Notes to Financial Statements	18
U.S. Privacy Policy	26
Trustee and Officer Information	29

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or SAI, which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio’s investment policies to the prospective investor, please call 1 (800) 548-7786. Please read the prospectus carefully before you invest or send money.

There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio’s shares may be less than what you paid for them. Accordingly, you can lose money investing in Portfolios. Please see the prospectus for more complete information on investment risks.

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Shareholders’ Letter

Dear Shareholders:

We are pleased to present to you the Morgan Stanley Institutional Fund Trust’s (the “Fund”) Semi-Annual Report for the Advisory Portfolios for the six months ended March 31, 2009. Our Fund currently consists of 15 portfolios. The Fund’s portfolios, together with the portfolios of the Morgan Stanley Institutional Fund, Inc., provide investors with a means to help them meet specific investment needs and to allocate their investments among equities (e.g., value and growth; small, medium, and large capitalization) and fixed income (e.g., short, medium, and long duration and investment grade).

Sincerely,

Randy Takian
President and Principal Executive Officer

April 2009

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Expense Examples

Expense Examples

As a shareholder of a Portfolio, you may incur ongoing costs, including management fees and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended March 31, 2009 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that “Actual Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note F in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Portfolio	Beginning Account Value 10/1/08	Actual Ending Account Value 3/31/09	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period
Advisory Class I	$1,000.00	$1,008.60	$1,024.93	$—	$—	0.00%
Advisory II Class I	1,000.00	989.10	1,024.93	—	—	0.00

*            Expenses are calculated using each Portfolio Class’ annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182/365 (to reflect the most recent one-half year period).

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Portfolio of Investments

Advisory Portfolio

	Face Amount (000)		Value (000)
Fixed Income Securities (100.6%)
Agency Adjustable Rate Mortgages (3.3%)
Federal Home Loan Mortgage Corp., Conventional Pools:
3.52%, 5/1/34	$ 397		$ 391
5.71%, 1/1/37	402		412
Federal National Mortgage Association, Conventional Pools:
4.98%, 3/1/37	1,240		1,271
5.80%, 5/1/37	3,818		3,968
Government National Mortgage Association, Various Pools:
4.13%, 10/20/25 - 12/20/25	674		679
4.63%, 7/20/25 - 9/20/27	528		533
5.38%, 5/20/24 - 6/20/26	3,533		3,618
			10,872
Agency Fixed Rate Mortgages (86.5%)
Federal Home Loan Mortgage Corp., Conventional Pools:
9.00%, 10/1/16	7		8
9.50%, 10/1/16 - 10/1/19	74		82
10.00%, 7/1/09 - 12/1/20	493		554
10.25%, 12/1/11	2		2
10.50%, 9/1/09 - 12/1/20	283		320
11.00%, 2/1/11 - 9/1/20	179		205
11.25%, 6/1/10 - 12/1/15	3		4
11.50%, 12/1/09 - 9/1/19	117		132
11.75%, 8/1/14	1		1
12.00%, 10/1/09 - 7/1/20	137		159
12.50%, 10/1/09 - 6/1/15	7		7
13.00%, 9/1/10 - 12/1/13	1		1
13.50%, 2/1/10	—	@	—	@
Gold Pools:
4.50%, 5/1/23 - 2/1/39	9,566		9,822
5.00%, 1/1/37	18,653		19,289
5.50%, 12/1/36 - 12/1/37	11,115		11,547
6.00%, 10/1/28 - 9/1/38	9,809		10,270
6.50%, 5/1/21 - 10/1/37	9,695		10,240
7.00%, 5/1/28 - 10/1/32	261		283
7.50%, 2/1/23 - 7/1/32	2,079		2,255
8.00%, 5/1/20 - 12/1/31	1,899		2,068
8.50%, 8/1/14 - 7/1/31	4,455		4,869
9.00%, 10/1/17 - 1/1/31	505		562
9.50%, 11/1/16 - 12/1/22	264		294
10.00%, 6/1/17 - 4/1/25	195		220
10.50%, 7/1/19 - 12/1/20	73		83
11.00%, 8/1/19 - 9/1/20	60		68
11.50%, 2/1/16 - 6/1/20	46		51
12.00%, 6/1/20	48		55
12.50%, 7/1/19	2		3
April TBA:
5.00%, 4/15/39 (i)	18,245		18,818
5.50%, 4/15/39 (i)	12,375		12,841
Federal National Mortgage Association, Conventional Pools:
4.50%, 8/1/18 - 2/1/39	1,686		1,727
5.00%, 10/1/35 - 4/1/38	21,691		22,437
5.50%, 3/1/17 - 8/1/38	34,724		36,115
6.00%, 4/1/13 - 10/1/38	4,083		4,271
6.50%, 6/1/15 - 9/1/37	5,325		5,660
7.00%, 1/1/14 - 9/1/34	1,227		1,323
7.50%, 10/1/12 - 8/1/36	4,820		5,216
8.00%, 7/1/14 - 4/1/33	6,397		6,955
8.50%, 11/1/10 - 9/1/31	6,331		6,931
9.00%, 6/1/18 - 4/1/26	173		190
9.50%, 8/1/17 - 4/1/30	1,262		1,407
10.00%, 1/1/10 - 11/1/25	953		1,064
10.50%, 10/1/11 - 6/1/27	284		322
10.75%, 10/1/11	—	@	—	@
11.00%, 10/1/13 - 7/1/25	141		161
11.50%, 8/1/11 - 8/1/25	231		267
12.00%, 7/1/13 - 5/1/20	71		81
12.50%, 2/1/15 - 9/1/15	83		98
April TBA:
4.00%, 4/25/24 (i)	11,025		11,211
4.50%, 4/25/24 (i)	3,225		3,321
5.00%, 4/25/24 - 4/25/39 (i)	18,100		18,715
5.50%, 4/25/39 (i)	2,600		2,699
Government National Mortgage Association, Various Pools:
5.50%, 12/15/32 - 2/15/39	6,364		6,634
6.50%, 10/15/10	6		6
8.50%, 7/15/16 - 3/15/20	371		402
9.00%, 11/15/16 - 8/15/21	53		58
9.50%, 10/15/16	26		28
10.00%, 11/15/09 - 8/15/21	722		795
10.50%, 4/15/13 - 5/15/21	409		458
11.00%, 12/15/09 - 4/15/21	1,051		1,162
11.50%, 3/15/10 - 4/15/19	175		195
12.00%, 11/15/12 - 10/15/15	112		127
12.50%, 5/15/10 - 7/15/15	28		31
13.00%, 1/15/11 - 10/15/13	16		18
13.50%, 5/15/10 - 5/15/13	17		20
April TBA:
4.50%, 4/15/39 (i)	10,400		10,640
5.50%, 4/15/39 (i)	19,350		20,139
6.00%, 4/15/39 (i)	11,925		12,460
			288,457
Collateralized Mortgage Obligations — Agency Collateral Series (1.3%)
Federal Home Loan Mortgage Corp., Inv Fl IO REMIC
6.44%, 6/17/27 (d)	76		6
6.94%, 8/15/30 (d)	38		3
7.94%, 9/15/30 (d)	622		51

4	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Portfolio of Investments (cont’d)

Advisory Portfolio

	Face Amount (000)		Value (000)
Collateralized Mortgage Obligations — Agency Collateral Series (cont’d)
IO PAC REMIC
1.00%, 2/15/27 (d)	$ 2,166		$ 34
7.00%, 9/15/27 (d)	26		4
IO REMIC
5.50%, 1/15/29 - 7/15/30 (d)	1,046		12
8.00%, 10/15/12 (d)	48		3
IO STRIPS
6.50%, 8/1/28 (d)	74		8
7.00%, 6/1/30 - 3/1/32 (d)	1,719		209
7.50%, 4/1/28 - 9/1/30 (d)	764		100
8.00%, 1/1/28 - 6/1/31 (d)	1,684		225
10.00%, 5/1/20 - 6/1/20 (d)	29		4
PAC REMIC
8.55%, 1/15/21	17		18
9.50%, 4/15/20	46		50
9.60%, 4/15/20	43		47
10.00%, 5/15/20 - 6/15/20	135		147
Federal National Mortgage Association, Inv Fl IO REMIC
6.99%, 2/17/31 (d)	361		30
7.41%, 7/18/27 (d)	322		16
7.94%, 11/18/30 (d)	554		44
7.98%, 7/25/30 - 8/25/30 (d)	796		73
8.08%, 10/25/29 (d)	175		5
78.19%, 9/25/22 (d)	60		62
Inv Fl REMIC
61.04%, 9/25/20	35		62
461.72%, 12/25/21 (d)	—	@	—	@
IO PAC REMIC
8.00%, 8/18/27 - 9/18/27 (d)	2,017		292
IO REMIC
5.50%, 3/25/17 (d)	110		3
6.00%, 8/25/32 - 7/25/33 (d)	3,264		256
7.00%, 5/25/33 (d)	2,321		297
8.00%, 7/18/27 - 12/25/30 (d)	361		52
809.00%, 6/25/21 (d)	—	@	—	@
IO STRIPS
7.50%, 4/1/27 - 1/1/32 (d)	545		75
8.00%, 2/1/23 - 6/1/30 (d)	2,049		292
8.50%, 10/1/24 - 10/1/25 (d)	997		130
9.00%, 11/1/26 (d)	515		72
9.50%, 9/1/18 (d)	—	@	—	@
PAC REMIC
8.50%, 9/25/20	26		28
8.75%, 11/25/19	4		4
1,009.00%, 9/25/20 (d)	—	@	2
1,158.07%, 7/25/21 (d)	—	@	1
REMIC
7.00%, 9/25/32	1,505		1,606
Government National Mortgage Association, Inv Fl IO
7.44%, 9/16/27 (d)	139		14
7.61%, 5/20/31 (d)	643		73
7.99%, 12/16/29 (d)	370		42
8.04%, 8/16/29 (d)	283		26
			4,478
Collateralized Mortgage Obligations — Non Agency Collateral Series (0.0%)
Kidder Peabody Mortgage Assets Trust, IO
9.50%, 4/22/18	14		3
Lehman Structured Securities Corp., IO
7.00%, 10/26/29 (e)(l)	5,153		77
			80
Mortgages — Other (1.0%)
American Express Co.,
9.63%, 12/1/12 (d)(l)	46		46
American Home Mortgage Assets,
0.93%, 10/25/46 (d)(h)(l)	3,680		12
American Home Mortgage Investment Trust,
0.94%, 3/25/46 (d)(h)(l)	2,318		9
1.24%, 11/25/45 (d)(h)(l)	2,675		14
American Housing Trust,
9.55%, 9/25/20	162		134
Countrywide Alternative Loan Trust,
0.79%, 12/25/46 (d)(h)	5,836		645
0.81%, 10/25/35 (d)(h)	600		292
1.04%, 7/25/46 (d)(h)(l)	5,022		15
1.15%, 3/25/47 (d)(h)(l)	1,848		6
1.32%, 6/25/46 (d)(h)(l)	6,186		17
1.77%, 6/25/47 (d)(h)(l)	1,815		14
4.11%, 12/20/46 (d)(h)	1,451		145
Deutsche ALT-A Securities NIM Trust,
6.75%, 2/25/47 (d)(e)	81		1
Gemsco Mortgage Pass Through Certificate,
8.70%, 11/25/10 (d)(l)	1		1
Impac CMB Trust,
1.36%, 9/25/34 (h)	47		14
Lehman XS Trust,
0.93%, 8/25/46 (d)(h)(l)	6,150		24
Mastr Adjustable Rate Mortgages Trust,
1.17%, 4/25/46 (d)(h)(l)	4,409		15
1.27%, 4/25/46 (d)(h)(l)	2,275		6
1.72%, 5/25/47 (d)(h)(l)	4,188		25
Ryland Acceptance Corp. IV,
6.65%, 7/1/11	8		8
Structured Asset Mortgage Investments, Inc.,
0.80%, 7/25/46 (d)(h)	1,951		226
0.82%, 5/25/46 (d)(h)	2,031		229
1.05%, 12/25/35 (d)(h)(l)	3,893		38

The accompanying notes are an integral part of the financial statements.	5

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Portfolio of Investments (cont’d)

Advisory Portfolio

	Face Amount (000)	Value (000)
Mortgages — Other (cont’d)
WaMu Mortgage Pass Through Certificates,
0.78%, 10/25/45 (d)(h)	$ 153	$ 125
0.79%, 4/25/45 (h)	2,575	768
0.87%, 6/25/46 (d)(h)	1,172	37
0.88%, 7/25/45 (h)	2,140	666
		3,532
U.S. Treasury Security (8.5%)
U.S. Treasury Bond Coupon STRIPS, Zero Coupon, 11/15/19 (c)	40,285	28,268
Total Fixed Income Securities (Cost $400,648)		335,687

	No. of Contracts
Call Options Purchased (0.3%)
EuroDollar 2-Year Mid-Curve Call @ $97.75, expiring 9/11/09 (Cost $1,125) (a)	1,455	927

	Shares
Short-Term Investments (41.6%)
Securities held as Collateral on Loaned Securities (7.2%)
Investment Company (5.9%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (p)	19,644,830	19,645

	Face Amount (000)
Repurchase Agreement (1.3%)
Credit Suisse Securities USA LLC, 0.28%, dated 3/31/09, due 4/1/09, repurchase price $4,291; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Fixed Rate Mortgages: rates ranging from 4.50% to 5.50%, due 11/1/33 to 4/1/39, valued at $4,377.	$ 4,291	4,291
		23,936

	Shares
Investment Company (3.5%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (p)	11,510,562	11,511

	Face Amount (000)
U.S. Agency Securities (10.6%)
Federal Home Loan Bank,
0.25%, 5/8/09 (t)	$ 17,800	17,797
0.27%, 5/6/09 (t)	17,800	17,798
		35,595
U.S. Treasury Securities (20.3%)
U.S. Treasury Bills,
0.13%, 4/23/09 (c)(r)	14,000	13,999
0.14%, 5/7/09 - 5/21/09 (c)(r)	40,500	40,494
0.14%, 5/15/09 (j)(r)	13,187	13,184
		67,677
Total Short-Term Investments (Cost $138,714)		138,719
Total Investments (142.5%) (Cost $540,487) — Including $45,550 of Securities Loaned		475,333
Liabilities in Excess of Other Assets (-42.5%)		(141,702)
Net Assets (100%)		$ 333,631

(a)	Non-income producing security.
(c)	All or a portion of security on loan at March 31, 2009.
(d)

At March 31, 2009, the Portfolio held approximately $4,458,000 of fair valued securities, representing 1.3% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Trustees.

(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on March 31, 2009.
(i)	Security is subject to delayed delivery.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(l)	Security has been deemed illiquid at March 31, 2009.
(p)	See Note G within the Notes to Financial Statements regarding investment in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.
(r)	Rate shown is the yield to maturity at March 31, 2009.
(t)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
@	Face Amount/Value is less than $500.
Inv Fl	Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at March 31, 2009.
IO	Interest Only
PAC	Planned Amortization Class
REMIC	Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

6	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Portfolio of Investments (cont’d)

Advisory Portfolio

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:
	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Long:
90 Day EuroDollar	58	$14,214	Mar-11	$57
90 Day EuroDollar	9	2,201	Jun-11	9
90 Day EuroDollar	9	2,197	Sep-11	9
90 Day EuroDollar	9	2,192	Dec-11	9
U.S. Treasury 2 yr. Note	160	34,863	Jun-09	155
U.S. Treasury 5 yr. Note	807	95,844	Jun-09	1,436
U.S. Treasury Long Bond	92	11,933	Jun-09	202
Short:
90 Day EuroDollar	49	11,917	Mar-12	(4)
U.S. Treasury 10 yr. Note	189	23,451	Jun-09	(707)
				$1,166

Options Written:

The Portfolio had the following option(s) written open at period end:

	Number of Contracts	Premiums Received (000)	Value (000)
Call Option Written:
EuroDollar 2-Year Mid-Curve Call @ $98.50, expiring 9/11/09	1,455	$181	$118

The accompanying notes are an integral part of the financial statements.	7

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Portfolio of Investments (cont’d)

Advisory Portfolio

Zero Coupon Swap Contracts

The Portfolio had the following zero coupon swap agreement(s) open at period end:

Swap Counterparty	Notional Amount (000)	Floating Rate Index	Pay/Receive Floating Rate	Termination Date	Unrealized Appreciation (Depreciation) (000)
Bank of America	$25,115	3 Month LIBOR	Pay	5/17/21	$ 77

Barclays Capital	31,918	3 Month LIBOR	Receive	11/15/19	(4,910)
	11,850	3 Month LIBOR	Pay	11/15/19	27

JPMorgan Chase	14,116	3 Month LIBOR	Receive	5/15/21	(2,612)
					$(7,418)

LIBOR — London Inter Bank Offer Rate

Portfolio Composition*

Classification	Percentage of Total Investments
Agency Fixed Rate Mortgages	63.9%
U.S. Treasury Securities	6.3
Other**	4.4
Short-Term Investments	25.4
Total Investments	100.0%

*                 Percentages indicated are based upon total investments (excluding Securities held as collateral on Loaned Securities) as of March 31, 2009.

**          Industries and/or investment types which do not appear in the above table, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

8	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Portfolio of Investments

Advisory Portfolio II

	Face Amount (000)		Value (000)
Fixed Income Securities (100.8%)
Agency Adjustable Rate Mortgage (0.6%)
Federal Home Loan Mortgage Corp.,
Conventional Pools:
3.52%, 5/1/34	$542		$534
Agency Fixed Rate Mortgages (86.8%)
Federal Home Loan Mortgage Corp.,
Conventional Pools:
9.00%, 10/1/16	5		5
9.50%, 10/1/16 - 1/1/17	13		15
10.00%, 7/1/09 - 11/1/20	75		82
10.25%, 12/1/11	2		2
10.50%, 9/1/09 - 12/1/20	204		230
11.00%, 2/1/11 - 9/1/20	107		122
11.25%, 6/1/10 - 12/1/15	2		3
11.50%, 12/1/09 - 9/1/19	76		86
11.75%, 8/1/14	1		1
12.00%, 10/1/09 - 7/1/20	98		114
12.50%, 10/1/09 - 6/1/15	4		5
13.00%, 9/1/10 - 12/1/13	—	@	—	@
13.50%, 2/1/10	—	@	—	@
Gold Pools:
4.50%, 10/1/35 - 2/1/39	1,596		1,632
5.00%, 6/1/36 - 11/1/38	17,148		17,718
5.50%, 4/1/37 - 12/1/37	9,999		10,388
6.00%, 10/1/28 - 10/1/37	4,616		4,834
6.50%, 3/1/27 - 2/1/33	453		482
7.50%, 12/1/29 - 2/1/31	5		6
8.00%, 5/1/20 - 8/1/30	9		10
8.50%, 8/1/14 - 12/1/30	71		78
9.00%, 10/1/17 - 1/1/31	324		361
9.50%, 12/1/16 - 10/1/17	28		31
10.00%, 6/1/17 - 4/1/25	73		82
10.50%, 7/1/19 - 12/1/20	55		63
11.00%, 8/1/19 - 9/1/20	48		54
11.50%, 2/1/16 - 6/1/20	30		33
12.00%, 6/1/20	62		71
12.50%, 7/1/19	2		2
Federal National Mortgage Association, Conventional Pools:
4.50%, 8/1/18	100		104
5.00%, 3/1/39	2,600		2,686
5.50%, 3/1/17 - 8/1/38	8,088		8,412
6.00%, 4/1/13 - 1/1/39	3,062		3,204
6.50%, 6/1/15 - 4/1/34	3,000		3,193
7.50%, 10/1/12 - 2/1/32	56		60
8.00%, 7/1/14 - 8/1/31	652		708
8.50%, 11/1/10 - 1/1/31	24		26
9.00%, 12/1/21 - 4/1/26	128		141
9.50%, 7/1/17 - 2/1/20	14		15
10.00%, 10/1/12 - 11/1/25	295		330
10.50%, 10/1/11 - 6/1/27	245		278
10.75%, 10/1/11	—	@	—	@
11.00%, 10/1/13 - 7/1/25	92		106
11.50%, 8/1/11 - 8/1/25	188		217
12.00%, 7/1/13 - 5/1/20	45		52
12.50%, 2/1/15 - 9/1/15	101		119
April TBA:
4.00%, 4/25/24 (i)	3,200		3,254
4.50%, 4/25/24 (i)	2,350		2,420
5.00%, 4/25/24 - 4/25/39 (i)	2,550		2,641
5.50%, 4/25/39 (i)	2,575		2,673
Government National Mortgage Association, Various Pools:
5.50%, 12/15/32 - 2/15/39	1,672		1,743
6.50%, 10/15/10	4		4
8.50%, 7/15/16 - 3/15/20	319		345
9.00%, 11/15/16 - 8/15/21	45		49
10.00%, 11/15/09 - 1/15/21	12		13
10.50%, 4/15/13 - 2/15/21	281		315
11.00%, 12/15/09 - 11/20/19	258		285
11.50%, 3/15/10 - 4/15/19	114		128
12.00%, 11/15/12 - 10/15/15	73		83
12.50%, 5/15/10 - 7/15/15	18		20
13.00%, 1/15/11 - 10/15/13	10		12
13.50%, 5/15/10 - 5/15/13	11		13
April TBA:
4.50%, 4/15/39 (i)	3,150		3,223
5.50%, 4/15/39 (i)	4,250		4,423
			77,805
Collateralized Mortgage Obligations — Agency Collateral Series (0.9%)
Federal Home Loan Mortgage Corp., Inv Fl IO REMIC
6.44%, 6/17/27 (d)	50		4
6.94%, 8/15/30 (d)	25		2
7.94%, 9/15/30 (d)	663		55
IO PAC REMIC
7.00%, 9/15/27 (d)	17		2
IO REMIC
5.50%, 1/15/29 - 7/15/30 (d)	827		10
8.00%, 10/15/12 (d)	31		2
IO STRIPS
6.50%, 8/1/28 (d)	49		5
7.50%, 9/1/30 (d)	16		2
8.00%, 1/1/28 (d)	128		18
10.00%, 5/1/20 - 6/1/20 (d)	19		2
PAC REMIC
8.55%, 1/15/21	11		11
9.50%, 4/15/20	41		44
9.60%, 4/15/20	37		41
10.00%, 5/15/20 - 6/15/20	153		167
Federal National Mortgage Association, Inv Fl IO REMIC
7.41%, 7/18/27 (d)	211		10
7.94%, 11/18/30 (d)	362		29
7.98%, 7/25/30 - 8/25/30 (d)	777		71
78.19%, 9/25/22 (d)	77		80

The accompanying notes are an integral part of the financial statements.	9

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Portfolio of Investments (cont’d)

Advisory Portfolio II

	Face Amount (000)		Value (000)
Collateralized Mortgage Obligations — Agency Collateral Series (cont’d)
Inv Fl REMIC
61.04%, 9/25/20	$45		$80
461.72%, 12/25/21 (d)	—	@	—	@
IO REMIC
5.50%, 3/25/17 (d)	72		2
6.00%, 8/25/32 (d)	70		3
8.00%, 12/25/30 (d)	40		5
809.00%, 6/25/21 (d)	—	@	—	@
IO STRIPS
9.50%, 9/1/18 (d)	—	@	—	@
PAC REMIC
8.50%, 9/25/20	17		18
8.75%, 11/25/19	3		3
1,158.07%, 7/25/21 (d)	—	@	1
Government National Mortgage Association, Inv Fl IO
7.44%, 9/16/27 (d)	91		9
7.61%, 5/20/31 (d)	830		94
			770
Collateralized Mortgage Obligations — Non Agency Collateral Series (0.1%)
Kidder Peabody Mortgage Assets Trust, IO
9.50%, 4/22/18	9		2
Lehman Structured Securities Corp., IO
7.00%, 10/26/29 (e)(l)	6,716		101
			103
Mortgages — Other (0.3%)
American Housing Trust,
9.55%, 9/25/20	221		183
Countrywide Alternative Loan Trust,
1.04%, 7/25/46 (d)(h)(l)	3,090		9
1.15%, 3/25/47 (d)(h)(l)	1,210		4
1.32%, 6/25/46 (d)(h)(l)	3,800		11
1.77%, 6/25/47 (d)(h)(l)	1,110		8
Deutsche ALT-A Securities NIM Trust,
6.75%, 2/25/47 (d)(e)	84		—	@
Impac CMB Trust,
1.36%, 9/25/34 (h)	31		9
Mastr Adjustable Rate Mortgages Trust,
1.17%, 4/25/46 (d)(h)(l)	2,710		9
1.27%, 4/25/46 (d)(h)(l)	1,490		4
1.72%, 5/25/47 (d)(h)(l)	2,740		17
Ryland Acceptance Corp. IV,
6.65%, 7/1/11	5		5
			259
U.S. Treasury Securities (12.1%)
U.S. Treasury Bond Coupon STRIPS, Zero Coupon,
11/15/19 - 11/15/21	16,520		10,879
U.S. Treasury Note,
1.75%, 1/31/14	10		10
			10,889
Total Fixed Income Securities (Cost $90,951)			90,360
	No. of Contracts
Call Options Purchased (0.2%)
EuroDollar 2-Year Mid-Curve Call @ $97.75, expiring 9/11/09 (Cost $260) (a)	346		220
	Shares
Short-Term Investments (24.9%)
Investment Company (18.6%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (p)	16,662,051		16,662
	Face Amount (000)
U.S. Treasury Security (6.3%)
U.S. Treasury Bill,
0.14%, 5/15/09 (j)(r)	$5,654		5,653
Total Short-Term Investments (Cost $22,315)			22,315
Total Investments (125.9%) (Cost $113,526)			112,895
Liabilities in Excess of Other Assets (-25.9%)			(23,220)
Net Assets (100%)			$89,675

(a)	Non-income producing security.
(d)

At March 31, 2009, the Portfolio held appoximately $468,000 of fair valued securities, representing 0.5% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Trustees.

(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on March 31, 2009.
(i)	Security is subject to delayed delivery.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(l)	Security has been deemed illiquid at March 31, 2009.
(p)	See Note G within the Notes to Financial Statements regarding investment in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.
(r)	Rate shown is the yield to maturity at March 31, 2009.
@	Face Amount/Value is less than $500.
Inv Fl	Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at March 31, 2009.
IO	Interest Only
PAC	Planned Amortization Class

10	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Portfolio of Investments (cont’d)

Advisory Portfolio II

REMIC	Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Long:
90 Day EuroDollar	17	$ 4,166	Mar-11	$17
90 Day EuroDollar	5	1,223	Jun-11	5
90 Day EuroDollar	5	1,221	Sep-11	5
90 Day EuroDollar	5	1,218	Dec-11	5
U.S. Treasury 2 yr. Note	78	16,995	Jun-09	85
U.S. Treasury 5 yr. Note	184	21,853	Jun-09	334
Short:
90 Day EuroDollar	12	2,919	Mar-12	(1)
U.S. Treasury 10 yr. Note	70	8,685	Jun-09	(306)
U.S. Treasury Long Bond	1	130	Jun-09	— @
				$144

Options Written:

The Portfolio had the following option(s) written open at period end:

	Number of Contracts	Premiums Received (000)	Value (000)
Call Option Written:
EuroDollar 2-Year Mid-Curve Call @ $98.50, expiring 9/11/09	346	$34	$28

The accompanying notes are an integral part of the financial statements.	11

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Portfolio of Investments (cont’d)

Advisory Portfolio II

Zero Coupon Swap Contracts

The Portfolio had the following zero coupon swap agreement(s) open at period end:

Swap Counterparty	Notional Amount (000)	Floating Rate Index	Pay/Receive Floating Rate	Termination Date	Unrealized Appreciation (Depreciation) (000)
Barclays Capital	$3,741	3 Month LIBOR	Receive	11/15/19	$ (575)
	6,110	3 Month LIBOR	Pay	11/15/19	14

Deutsche Bank	730	3 Month LIBOR	Pay	11/15/21	5
	4,592	3 Month LIBOR	Receive	11/15/21	(685)

JPMorgan Chase	1,300	3 Month LIBOR	Receive	11/15/21	(225)
					$(1,466)

LIBOR — London Inter Bank Offer Rate

Portfolio Composition

Classification	Percentage of Total Investments
Agency Fixed Rate Mortgages	68.9%
U.S. Treasury Securities	9.6
Other*	1.7
Short-Term Investments	19.8
Total Investments	100.0%

*

Industries and/or investment types which do not appear in the above table, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

12	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Statements of Assets and Liabilities

	Advisory Portfolio (000)	Advisory Portfolio II (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost	$509,331	$96,864
Investment in Securities of Affiliated Issuers, at Cost	31,156	16,662
Total Investments in Securities, at Cost	540,487	113,526
Investments in Securities of Unaffiliated Issuers, at Value(1)	444,177	96,233
Investment in Securities of Affiliated Issuers, at Value	31,156	16,662
Total Investments in Securities, at Value	475,333	112,895
Cash	48	41
Due from Adviser	112	125
Receivable for Investments Sold	64	40
Unrealized Appreciation on Swap Agreements	104	19
Receivable for Delayed Delivery Commitments	68,018	16,513
Receivable from Affiliates	25	6
Dividends Receivable	7	5
Interest Receivable	1,101	343
Other Assets	12	10
Total Assets	544,824	129,997
Liabilities:
Collateral on Securities Loaned, at Value	23,936	—
Due to Broker	1,476	980
Payable for Delayed Delivery Commitments	177,934	37,718
Payable for Investments Purchased	—	4
Unrealized Depreciation on Swap Agreements	7,522	1,485
Options Written, at Value (Premiums Received $181 and $34)	118	28
Payable for Administration Fees	24	6
Payable for Custodian Fees	11	5
Payable for Transfer Agent Fees	1	1
Payable for Trustees’ Fees and Expenses	82	—
Other Liabilities	89	95
Total Liabilities	211,193	40,322
Net Assets	$333,631	$89,675
Net Assets Consist Of:
Paid-in Capital	$1,158,107	$244,535
Distributions in Excess of Net Investment Income	(2,999)	(2,356)
Accumulated Net Realized Loss	(750,134)	(150,557)
Unrealized Appreciation (Depreciation) on:
Investments	(65,154)	(631)
Futures Contracts	1,166	144
Options Written	63	6
Swap Agreements	(7,418)	(1,466)
Net Assets	$333,631	$89,675
CLASS I:
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000)	49,748,515	13,690,917
Net Asset Value, Offering and Redemption Price Per Share	$6.71	$6.55
(1) Including: Securities on Loan, at Value	$45,550	$—

The accompanying notes are an integral part of the financial statements.	13

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Statements of Operations

For the Six Months Ended March 31, 2009

	Advisory Portfolio (000)	Advisory Portfolio II (000)
Investment Income:
Dividends from Securities of Affiliated Issuers	$796	$291
Interest from Securities of Unaffiliated Issuers	10,153	6,184
Total Investment Income	10,949	6,475
Expenses:
Investment Advisory Fees (Note B)	936	483
Administration Fees (Note C)	199	103
Custodian Fees (Note F)	18	15
Professional Fees	7	25
Shareholder Reporting Fees	13	27
Transfer Agency Fees (Note E)	4	4
Offering Cost Fee	—	29
Trustees’ Fees and Expenses	—	6
Registration Fees	8	17
Pricing Fees	28	53
Other Expenses	24	13
Total Expenses	1,237	775
Voluntary Waiver of Investment Advisory Fees (Note B)	(936)	(483)
Expenses Reimbursed by Adviser (Note B)	(297)	(284)
Rebate from Morgan Stanley Affiliates (Note G)	(3)	(8)
Expense Offset (Note F)	(1)	— @
Net Expenses	—	—
Net Investment Income	10,949	6,475
Realized Gain (Loss):
Investments Sold	(120,796)	(63,294)
Foreign Currency Transactions	3,893	—
Options Written	(791)	(1,336)
Futures Contracts	(425)	(24,907)
Swap Agreements	51,616	22,601
Net Realized Loss	(66,503)	(66,936)
Change in Unrealized Appreciation (Depreciation):
Investments	115,356	50,258
Options Written	63	6
Futures Contracts	(941)	(488)
Swap Agreements	(60,138)	(5,613)
Net Change in Unrealized Appreciation (Depreciation)	54,340	44,163
Total Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(12,163)	(22,773)
Net Decrease in Net Assets Resulting from Operations	$(1,214)	$(16,298)

@ Amount is less than $500.

14	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

March 31, 2009

Statements of Changes in Net Assets

	Advisory Portfolio		Advisory Portfolio II
	Six Months Ended March 31, 2009 (unaudited) (000)	Year Ended September 30, 2008 (000)	Six Months Ended March 31, 2009 (unaudited) (000)	Period Ended September 30, 2008^ (000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income	$10,949	$147,628	$6,475	$40,362
Net Realized Loss	(66,503)	(597,119)	(66,936)	(85,130)
Net Change in Unrealized Appreciation (Depreciation)	54,340	(57,867)	44,163	(46,110)
Net Decrease in Net Assets Resulting from Operations	(1,214)	(507,358)	(16,298)	(90,878)
Distributions from and/or in Excess of:
Class I:
Net Investment Income	(31,464)	(140,353)	(23,981)	(34,236)
Total Distributions	(31,464)	(140,353)	(23,981)	(34,236)
Capital Share Transactions:(1)
Class I:
Subscribed	329	670,806	28,653	1,365,318
Distributions Reinvested	30,958	125,376	23,718	28,107
Redeemed	(389,574)	(2,651,954)	(627,792)	(562,936)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(358,287)	(1,855,772)	(575,421)	830,489
Total Increase (Decrease) in Net Assets	(390,965)	(2,503,483)	(615,700)	705,375
Net Assets:
Beginning of Period	724,596	3,228,079	705,375	—
End of Period	$333,631	$724,596	$89,675	$705,375
Undistributed (Distributions in Excess of) Net Investment Income Included in End of Period Net Assets	$(2,999)	$17,516	$(2,356)	$15,150
(1) Capital Share Transactions:
Class I:
Shares Subscribed	49	75,355	4,429	166,876
Shares Issued on Distributions Reinvested	4,622	14,815	3,532	3,651
Shares Redeemed	(57,769)	(334,758)	(91,101)	(73,696)
Net Increase (Decrease) in Class I Shares Outstanding	(53,098)	(244,588)	(83,140)	96,831

^ Advisory Portfolio II commenced operations on March 11, 2008.

The accompanying notes are an integral part of the financial statements.	15

2009 Semi-Annual Report

March 31, 2009

Financial Highlights

Advisory Portfolio

	Class I
	Six Months Ended March 31, 2009		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2008		2007	2006	2005	2004
Net Asset Value, Beginning of Period	$7.05		$9.29		$9.49	$9.84	$10.03	$10.11
Income (Loss) from Investment Operations:
Net Investment Income†	0.15		0.54		0.51	0.33	0.36	0.21
Net Realized and Unrealized Gain (Loss) on Investments	(0.09)		(2.28)		(0.06)	0.11	0.07	0.21
Total from Investment Operations	0.06		(1.74)		0.45	0.44	0.43	0.42
Distributions from and/or in Excess of:
Net Investment Income	(0.40)		(0.50)		(0.61)	(0.63)	(0.62)	(0.50)
Return of Capital	—		—		(0.04)	(0.16)	—	—
Total Distributions	(0.40)		(0.50)		(0.65)	(0.79)	(0.62)	(0.50)
Net Asset Value, End of Period	$6.71		$7.05		$9.29	$9.49	$9.84	$10.03
Total Return++	0.86	%#	(19.23)%		4.88%	4.76%	4.44%	4.30%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$333,631		$724,596		$3,228,079	$3,177,040	$3,298,677	$3,760,527
Ratio of Expenses to Average Net Assets(1)	0.00	%*+	0.03	%+^^	0.07%+	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets(1)	4.38	%*+	6.29	%+^^	5.42%+	3.41%	3.66%	2.09%
Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.01%		0.01%	N/A	N/A	N/A
Portfolio Turnover Rate	418	%#	484%		218%	230%	240%	512%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.49	%*+	0.47	%+^^	0.47%+	0.48%	0.47%	0.49%
Net Investment Income to Average Net Assets	3.89	%*+	5.85	%+^^	5.02%+	3.01%	3.27%	1.68%

†	Per share amount is based on average shares outstanding.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized
*	Annualized
+

The Ratios of Expense and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The affect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley Affiliates to Average Net Assets”.

^^

Effective January 31, 2008, the Adviser has voluntarily agreed to waive its advisory fee and/or reimburse all expenses, other than fees paid on behalf of the Portfolio to the Trustees and after giving effect to custody fee offsets. Prior to January 31, 2008, the Portfolio had a 0.08% cap.

§	Amount is less than 0.005%.

16	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

March 31, 2009

Financial Highlights

Advisory Portfolio II

	Class I
Selected Per Share Data and Ratios	Six Months Ended March 31, 2009 (unaudited)		Period from March 11, 2008^ to September 30, 2008
Net Asset Value, Beginning of Period	$7.28		$8.19
Income (Loss) from Investment Operations:
Net Investment Income†	0.17		0.30
Net Realized and Unrealized Loss on Investments	(0.26)		(0.96)
Total from Investment Operations	(0.09)		(0.66)
Distributions from and/or in Excess of:
Net Investment Income	(0.64)		(0.25)
Total Distributions	(0.64)		(0.25)
Net Asset Value, End of Period	$6.55		$7.28
Total Return++	(1.09	)%#	(8.18	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$89,675		$705,375
Ratio of Expenses to Average Net Assets (1)	0.00	%*+	0.00	%*+
Ratio of Net Investment Income to Average Net Assets (1)	5.02	%*+	6.81	%*+
Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.00	%*§
Portfolio Turnover Rate	350	%#	356	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.60	%*+	0.48	%*+
Net Investment Income to Average Net Assets	4.42	%*+	6.33	%*+
^	Commencement of Operations.
†	Per share amount is based on average shares outstanding.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized
*	Annualized
+

The Ratios of Expense and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The affect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§	Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.	17

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund Trust (“MSIFT” or the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of fifteen active portfolios. The accompanying financial statements and financial highlights are those of the Advisory Portfolio and Advisory Portfolio II (each referred to as a “Portfolio” or together as “Portfolios”) only. For the purposes of the 1940 Act, the Advisory Portfolio is considered a diversified fund and the Advisory Portfolio II is considered a non-diversified fund. The financial statements of the remaining portfolios are presented separately.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Portfolios in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.              Security Valuation: Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price, except as noted below. Unlisted and listed equity securities not traded on the valuation date, for which market quotations are readily available, are valued at the mean between the current bid and asked prices obtained from reputable brokers.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Trustees (the “Trustees”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Trustees.

2.              Futures: Financial futures contracts (secured by cash and securities deposited with brokers as “initial margin”) are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as “variation margin”) are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gains (losses) in the Statements of Operations. “Due from (to) Broker” is comprised of initial margin and variation margin, as stated in the Statements of Assets and Liabilities.

Futures contracts may be used by each Portfolio in order to hedge against unfavorable changes in the value of securities or to attempt to realize profits from the value of the related securities.

Futures contracts involve market risk that may exceed the amounts recognized in the Statements of Assets and Liabilities. Risks arise from the possible movements in the prices of securities relating to these instruments. The change in value of futures contracts primarily corresponds with the value of their related securities, but may not precisely correlate with the change in value of such securities. In addition, there is the risk that a Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

3.              Securities Sold Short: Each Portfolio may sell securities short. A short sale is a transaction in which the Portfolio sells securities it may or may not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Portfolio is obligated to replace the borrowed securities at their market price at the time of

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Notes to Financial Statements (cont’d)

replacement. The Portfolio may have to pay a premium to borrow the securities as well as pay any dividends or interest payable on the securities until they are replaced. The Portfolio’s obligation to replace the securities borrowed in connection with a short sale will generally be secured by collateral deposited with the broker that consists of cash, U.S. government securities or other liquid high grade debt obligations. In addition, the Portfolio will either place in a segregated account with its custodian or denote on its custody records an amount of cash, U.S. government securities or other liquid high grade debt obligations equal to the difference, if any, between (1) the market value of the securities sold at the time they were sold short and (2) any cash, U.S. government securities or other liquid high grade debt obligations deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). Short sales by the Portfolios involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security because losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

4.              Swap Agreements: The Fund adopted the provisions of the FASB Staff Position Paper No. FAS 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45 (“FSP FAS 133-1 and FIN 45-4”), effective December 31, 2008. FSP FAS 133-1 and FIN 45-4 requires the seller of credit derivatives to provide additional disclosure about its credit derivatives. Each Portfolio may enter into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Cash collateral for swap agreements, if applicable, is deposited with the broker serving as counter-party to the agreement, and is included in “Due from (to) Broker” on the Statements of Assets and Liabilities. The following summarizes swaps entered into by the Portfolios:

Credit Default Swaps: The Portfolios may enter into credit default swap contracts, a type of credit derivative, for hedging purposes or to gain exposure to a credit or index of credits in which the Portfolio may otherwise invest. A credit default swap is an agreement between two parties to exchange the credit risk of an issuer or index of issuers. A buyer of a credit default swap is said to buy protection by paying periodic fees in return for a contingent payment from the seller if the issuer has a credit event such as bankruptcy, a failure to pay outstanding obligations or deteriorating credit while the swap is outstanding. A seller of a credit default swap is said to sell protection and thus collects the periodic fees and profits if the credit of the issuer remains stable or improves while the swap is outstanding. The seller in a credit default swap contract would be required to pay an agreed-upon amount, to the buyer in the event of an adverse credit event of the issuer. This agreed-upon amount approximates the notional amount of the swap as disclosed in the table following the Portfolios of Investments and is estimated to be the maximum potential future payment that the seller could be required to make under the credit default contract. In the event of an adverse credit event, the seller generally does not have any contractual remedies against the issuer or any other third party. However, if a physical settlement is elected, the seller would receive the defaulted credit and, as a result, become a creditor of the issuer.

The current credit rating of each individual issuer is listed in the table following the Portfolios of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for the credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.

The Portfolio accrues for the periodic fees on credit default swaps on a daily basis with the net amount accrued recorded within unrealized appreciation (depreciation) of swap contracts. Upon cash settlement of the periodic fees, the net amount is recorded as realized gain (loss) on swap contracts on the Statements of Operations. Net unrealized gains are recorded as an asset or net unrealized losses are reported as a liability on the Statements of Assets and Liabilities. The change in value of the swap contracts is reported as unrealized gains (losses) on the Statements of Operations. Payments received or made upon entering into a credit default swap contract, if any, are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. Credit default swaps may involve greater risks than if a Portfolio had invested in the issuer directly. Credit default swaps are subject to general market risk, counterparty risk and credit risk.

At March 31, 2009, the Portfolios did not have any outstanding credit default swaps.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The Portfolio accrues for

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Notes to Financial Statements (cont’d)

interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) of swap contracts on the Statements of Assets and Liabilities. Once interim payments are settled in cash, the net amount is recorded within realized gain (loss) on swaps on the Statements of Operations. In a zero-coupon interest rate swap, payments only occur at maturity, at which time one counterparty pays the total compounded fixed rate over the life of the swap and the other pays the total compounded floating rate that would have been earned had a series of LIBOR investments been rolled over through the life of the swap. The Portfolio amortizes its interest payment obligation over the life of the swap. The amortized portion of this payment is recorded within realized gain (loss) on the Statements of Operations. The unamortized portion of this payment is included in “Due from (to) Broker” on the Statements of Assets and Liabilities. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statements of Operations.

Total Return Swaps: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statements of Operations. Periodic payments received or made at the end of each measurement period, but prior to termination, are recorded as realized gains (losses) in the Statements of Operations.

Realized gains (losses) on maturity or termination of swaps are presented in the Statements of Operations. Because there is no organized market for these swap agreements, the unrealized gain (loss) reported in the Statements of Assets and Liabilities may differ from that which would be realized in the event the Portfolio terminated its position in the agreement. Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of the agreements and are generally limited to the amount of net interest payments to be received, if any, at the date of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the related amounts shown in the Statements of Assets and Liabilities.

At March 31, 2009, the Portfolios did not have any outstanding total return swaps.

5.              Structured Investments: Each Portfolio may invest in structured investments whose values are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, equity securities or other underlying instruments. A Portfolio uses these securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Structured investments may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

6.              Delayed Delivery Commitments: Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Liquid securities or cash is designated in an amount at least equal to these commitments. Securities held for this purpose cannot be sold while this strategy is outstanding, unless replaced with other assets. As a result, there is a possibility that as designated assets reach certain levels, a Portfolio may lose some flexibility in managing its investments, responding to shareholder redemption requests, or meeting other current obligations. Such transactions may give rise to a form of leverage. This can cause a Portfolio to be more volatile than if it had not been leveraged, as leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio’s securities.

7.              Foreign Currency Translation and Foreign Currency Exchange Contracts: The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the bid prices of such currencies against U.S. dollars quoted by a bank. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Portfolio’s books and the U.S. dollar equivalent of amounts actually received or paid.

A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. Each Portfolio may enter into foreign currency exchange contracts to protect securities and related

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Notes to Financial Statements (cont’d)

receivables and payables against future changes in foreign exchange rates and, in certain situations, to gain exposure to foreign currencies. Certain Portfolios may also enter into cross currency hedges which involve the sale of one currency against the positive exposure to a different currency. Cross currency hedges may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. Fluctuations in the value of such contracts are recorded as unrealized appreciation or depreciation; realized gains (losses), which are disclosed in the Statements of Operations, include net gains (losses) on contracts which have been terminated by settlements. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contract, if any, at the date of default. Risks may also arise from unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower level of governmental supervision, relative currency valuation fluctuation, regulation of foreign securities markets and the possibility of political or economic instability.

At March 31, 2009, the Portfolios did not have any outstanding foreign currency exchange contracts.

8.              Purchased and Written Options: Certain Portfolios may write covered call and put options on portfolio securities and other financial instruments. Premiums are received and are recorded as liabilities. The liabilities are subsequently adjusted to reflect the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the net realized gain (loss). By writing a covered call option, a Portfolio, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. By writing a put option, a Portfolio, in exchange for the premium, accepts the risk of having to purchase a security at an exercise price that is above the current market price.

Certain Portfolios may purchase call and put options on their portfolio securities or other financial instruments. Each Portfolio may purchase call options to protect against an increase in the price of the security or financial instrument it anticipates purchasing. Each Portfolio may purchase put options on securities which it holds or other financial instruments to protect against a decline in the value of the security or financial instrument or to close out covered written put positions. Risks may arise from an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of options relating to the securities purchased or sold by the Portfolio and from the possible lack of a liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option.

Options written for the six months ended March 31, 2009, were as follows:

Portfolio	Total Number of Contracts	Total Premiums Received (000)
Advisory
Options Outstanding — October 1, 2008	—	$—
Options Written	2,992	804
Closing Purchase Transactions	(1,537)	(623)
Options Outstanding — March 31, 2009	1,455	$181
Advisory II
Options Outstanding — October 1, 2008	—	$—
Options Written	3,258	1,035
Closing Purchase Transactions	(2,912)	(1,001)
Options Outstanding — March 31, 2009	346	$34

9.              Repurchase Agreements: The Portfolios may enter into repurchase agreements under which a Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Notes to Financial Statements (cont’d)

10.       New Accounting Pronouncements: On April 9, 2009, Financial Accounting Standards Board (“FASB”) issued Staff Position No. 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157, when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also requires additional disaggregation of the current SFAS 157 required disclosures. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. At this time, management is evaluating the implications of FSP 157-4 and the impact it will have on the financial statement disclosures.

On March 19, 2008, FASB released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of SFAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management does not believe the adoption of SFAS 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

11.       Fair Value Measurement: The Portfolios adopted FASB Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), effective October 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Portfolios would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value the Portfolios’ investments. The inputs are summarized in the three broad levels listed below:

• Level 1 –	quoted prices in active markets for identical securities

• Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	significant unobservable inputs (including each Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities, are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Advisory Portfolio’s investments carried at value:

Assets	Investments in Securities (000)	Other Financial Instruments* (000)
Level 1 – Quoted Prices	$32,083	$1,877
Level 2 – Other Significant Observable Inputs	438,792	104
Level 3 – Significant Unobservable Inputs	4,458	—
Total	$475,333	$1,981

Liabilities
Level 1 – Quoted Prices	$—	$(829)
Level 2 – Other Significant Observable Inputs	—	(7,522)
Level 3 – Significant Unobservable Inputs	—	—
Total	$—	$(8,351)

The following is a reconciliation of the Advisory Portfolio’s investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities (000)
Balance as of 9/30/08	$71,970
Accrued discounts/premiums	—
Realized gain (loss)	(60,482)
Change in unrealized appreciation (depreciation)	50,705
Net purchases (sales)	(27,712)
Net transfers in and/or out of Level 3	(30,023)
Balance as of 3/31/09	$4,458
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 3/31/09.	$3,110

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Notes to Financial Statements (cont’d)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Advisory Portfolio II’s investments carried at value:

Assets	Investments in Securities (000)	Other Financial Instruments* (000)
Level 1 – Quoted Prices	$16,882	$451
Level 2 – Other Significant Observable Inputs	95,545	19
Level 3 – Significant Unobservable Inputs	468	—
Total	$112,895	$470

Liabilities
Level 1 – Quoted Prices	$—	$(335)
Level 2 – Other Significant Observable Inputs	—	(1,485)
Level 3 – Significant Unobservable Inputs	—	—
Total	$—	$(1,820)

The following is a reconciliation of the Advisory Portfolio II’s investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities (000)
Balance as of 9/30/08	$50,209
Accrued discounts/premiums	—
Realized gain (loss)	(29,829)
Change in unrealized appreciation (depreciation)	23,002
Net purchases (sales)	(29,206)
Net transfers in and/or out of Level 3	(13,708)
Balance as of 3/31/09	$468

The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 3/31/09.	$(265)

* Other financial instruments include futures, written options and swap contracts.

12.       Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains (losses) on the sale of investment securities are determined on the specific identified cost basis. Interest income is recognized on the accrual basis except where collection is in doubt.

Discounts and premiums on securities purchased are accreted/amortized over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios on the basis of their relative net assets.

B. Investment Advisory Fees. Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, performs investment advisory services at a fee calculated by applying a quarterly rate based on the annual percentage rate of 0.375% to each Portfolio’s average daily net assets for the quarter.

The Adviser has voluntarily agreed to waive its advisory fee and/or reimburse all expenses for each Portfolio, other than fees paid on behalf of each Portfolio to the Trustees and after giving effect to custody fee offsets.

Fee waivers and/or expense reimbursements are voluntary and may be commenced or terminated at any time. For the six months ended March 31, 2009, the Portfolios had advisory fees waived and/or certain expenses reimbursed as follows:

Portfolio	Advisory Fees Waived and/or Reimbursed (000)
Advisory	$1,233
Advisory II	767

C. Administration Fees. MS Investment Management (the “Administrator”) also provides the Fund with administration services pursuant to an administration agreement for an annual fee, accrued daily and paid monthly, of 0.08% of each Portfolio’s average daily net assets.

Under an agreement between the Administrator and JPMor-gan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund.

D. Distributor. Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor for the Fund.

E. Dividend Disbursing and Transfer Agent. Morgan Stanley Services Company Inc. (“Morgan Stanley Services”) serves as the dividend disbursing and transfer agent for the Fund. Pursuant to a Transfer Agency Agreement, the Fund pays Morgan Stanley Services a fee generally based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees. JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of each applicable Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statements of Operations.

G. Portfolio Investment Activity.

1.              Security Transactions: For the six months ended March 31, 2009, purchases and sales of investment securities other than long-term U.S. government securities and short-term investments were:

Portfolio	Purchases (000)	Sales (000)
Advisory	$2,096,966	$2,541,567
Advisory II	747,544	1,329,287

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Notes to Financial Statements (cont’d)

For the six months ended March 31, 2009, purchases and sales of long-term U.S. government securities were:

Portfolio	Purchases (000)	Sales (000)
Advisory	$ 75,408	$ 69,377
Advisory II	111,798	122,989

2.              Transactions with Affiliates: The Portfolios invest in the Institutional Class of portfolios within the Morgan Stanley Institutional Liquidity Funds (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly, and/or as a portion of the securities held as collateral on loaned securities. A summary of the Portfolio’s transactions in the shares of the Liquidity Funds during the six months ended March 31, 2009 is set forth below:

Portfolio	Market Value September 30, 2008 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Dividend Income (000)	Market Value March 31, 2009 (000)
Advisory	$100,516	$908,871	$978,231	$796	$31,156
Advisory II	102,737	733,940	820,015	291	16,662

Investment Advisory fees paid by the Portfolios are reduced by an amount equal to their pro-rata share of the advisory and administration fees paid by the Liquidity Funds (“Rebate”). For the six months ended March 31, 2009, advisory fees paid were reduced as follows:

Portfolio	Rebate (000)
Advisory	$3
Advisory II	8

H. Securities Lending. The Portfolios may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. Portfolios that lend securities receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked to market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements backed by U.S. Treasury and Agency securities. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is included in the Portfolios’ Statements of Operations in affiliated dividend income and interest income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The value of loaned securities and related collateral outstanding at March 31, 2009 are as follows:

Portfolio	Value of Loaned Securities (000)	Value of Collateral (000)
Advisory	$45,550	$46,022	*

* Included in this amount is approximately $22,086,000 which was received in the form of short-term pooled securities, which the Advisory Portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio of Investments.

For the six months ended March 31, 2009, the following Portfolios had income from securities lending (after rebates to borrowers and fee paid to securities lending agent):

Portfolio	Net Interest Earned by Portfolio (000)
Advisory	$150

I. Federal Income Taxes. It is each Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on the accrual basis.

Dividends from net investment income, if any, are declared and paid monthly for the Advisory Portfolio and Advisory Portfolio II. Net realized capital gains, if any, are distributed at least annually.

Financial Accounting Standards Board Interpretation No. 48 Accounting for Uncertainty in Income Taxes (FIN 48) sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolios recognize interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other” expenses on the Statement of Operations. The Portfolios file tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four year period ended September 30, 2008, remains subject to examination by taxing authorities.

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Notes to Financial Statements (cont’d)

The tax character for distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2008 and 2007 were as follows:

	2008 Distributions Paid From:			2007 Distributions Paid From:
Portfolio	Ordinary Income (000)	Return of Capital (000)	Long-term Capital Gain (000)	Ordinary Income (000)	Return of Capital (000)	Long-term Capital Gain (000)
Advisory	$140,353	$—	$—	$205,869	$12,396	$—
Advisory II	34,236	—	—	—	—	—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. The book/tax differences are either considered temporary or permanent in nature.

Temporary differences are generally due to differing book and tax treatments in the timing of the recognition of gains (losses) on securities, options, swaps, forwards and futures, including Post October losses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, foreign futures transactions, swap transactions, paydown adjustments, return of capital dividend distributions and in-kind resulted in the following reclassifications among the Portfolios’ components of net assets at September 30, 2008:

Portfolio	Accumulated Undistributed (Distribution in Excess of) Net Investment Income (Loss) (000)	Accumulated Net Realized Gain (Loss) (000)	Paid-in Capital (000)
Advisory	$10,371	$295,707	$(306,078)
Advisory II	9,024	1,509	(10,533)

At September 30, 2008, the components of distributable earnings on a tax basis were as follows:

Portfolio	Undistributed Ordinary Income (000)	Tax-Exempt Income (000)	Undistributed Long-term Capital Gain (000)
Advisory	$18,464	$—	$—
Advisory II	15,150	—	—

At March 31, 2009, cost, unrealized appreciation, unrealized depreciation, and net unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of each of the Portfolios were:

Portfolio	Cost (000)	Appreciation (000)	Depreciation (000)	Net Appreciation (Depreciation) (000)
Advisory	$540,487	$7,812	$(72,966)	$(65,154)
Advisory II	113,526	2,278	(2,909)	(631)

At September 30, 2008, the following Portfolios had available for Federal income tax purposes unused capital losses, which will expire on the indicated dates:

Portfolio	2012	2013	2014
Advisory	$152,714	$62,736	$ 19,857
Advisory II	—	—	—

Portfolio	2015	2016	Total
Advisory	$ 61,283	$64,638	$361,228
Advisory II	—	—	—

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryforwards period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by a portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

Net capital and currency losses incurred after October 31 and within the taxable year are deemed to arise on the first day of the Portfolio’s next taxable year. For the year ended September 30, 2008, the Portfolio deferred to October 1, 2008 for U.S. Federal income tax purposes, post-October capital and currency losses as indicated:

	Post-October
Portfolio	Capital Losses (000)	Currency Losses (000)
Advisory	$311,831	$827
Advisory II	81,243	—

For the six months ended March 31, 2009, the Advisory Portfolio realized losses from in-kind redemptions of approximately $10,390,000. The losses are not taxable income to the Advisory Portfolio.

J. Contractual Obligations. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

K. Other. At March 31, 2009, the Advisory Portfolio and Advisory Portfolio II each had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolios. The aggregate percentage of such owners was 77.8% and 95.0%, respectively.

2009 Semi-Annual Report

March 31, 2009 (unaudited)

U.S. Privacy Policy

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

Morgan Stanley Institutional Fund Trust (collectively, the “Fund”) is required by federal law to provide you with a copy of their Privacy Policy (“the Policy”) annually.

This Policy applies to individual clients who are current and former advisory clients of certain Morgan Stanley Investment Management’s U.S. investment advisers and to current and former individual investors in the Fund. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about safeguarding such information. We strive to maintain the privacy of such information while we help you achieve your financial objectives.

This Policy describes what nonpublic personal information we collect about you, how we collect it, when we may share it with others, and how others may use it. It discusses the steps you may take to limit our sharing of information about you with affiliated Morgan Stanley companies (“other Morgan Stanley companies”), including but not limited to our global financial services affiliates that are part of our integrated securities and investment management business, and our credit services affiliates. It also discloses how you may limit our affiliates’ use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you or your accounts as “personal information.”

1.     WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

To better serve you and manage our business, it is important that we collect and maintain accurate information about you. We obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies and from third parties and other sources. For example:

•	We collect information such as your name, address, e-mail address, phone number and account title.

•

We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.     WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

To provide you with the products and services you request, to better serve you, to manage our business and as otherwise required or permitted by law, we may disclose personal information we collect about you to other Morgan Stanley companies and to nonaffiliated third parties.

a. Information we disclose to other Morgan Stanley companies

In order to manage your account(s) effectively, including servicing and processing your transactions, to let you know about products and services offered by us and other Morgan Stanley companies, to manage our business, and as otherwise required or permitted by law, we may disclose personal information to other Morgan Stanley companies. Offers for products and services from other Morgan Stanley companies are developed under conditions designed to safeguard your personal information.

2009 Semi-Annual Report

March 31, 2009 (unaudited)

U.S. Privacy Policy (cont’d)

b. Information we discloses to third parties:

We do not disclose personal information that we collect about you to nonaffiliated third parties except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, and as otherwise required or permitted by law. For example, some instances where we may disclose information about you to third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf.

Morgan Stanley recognizes that your relationship with your Financial Advisor is important. If your Financial Advisor’s affiliation with Morgan Stanley ends and he/she joins a nonaffiliated securities broker-dealer with which Morgan Stanley has entered into an agreement limiting the use of information, Morgan Stanley will permit your Financial Advisor to retain certain of your contact information, limited to your name, address, e-mail address, phone number and account title.

When we share personal information with a nonaffiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3.     HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4.     HOW CAN YOU LIMIT THE SHARING OF CERTAIN TYPES OF PERSONAL INFORMATION WITH OTHER MORGAN STANLEY COMPANIES?

We respect your privacy and offer you choices as to whether we share with other Morgan Stanley companies personal information that was collected to determine your eligibility for products and services you request (“eligibility information”). Please note that, even if you direct us not to share eligibility information with other Morgan Stanley companies (“opt-out”), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account. We may also share certain other types of personal information with other Morgan Stanley companies — such as your name, address, telephone number, e-mail address and account number(s), and information about your transactions and experiences with us.

5.     HOW CAN YOU LIMIT THE USE OF CERTAIN TYPES OF PERSONAL INFORMATION BY OTHER MORGAN STANLEY COMPANIES FOR MARKETING?

You may limit other Morgan Stanley companies from marketing their products or services to you based on your personal information that they receive from other Morgan Stanley companies. This information includes your income, assets and account history. Your choice to limit marketing offers from other Morgan Stanley companies will apply until you tell us to change your choice.

If you wish to opt-out of sharing and to limit marketing offers, you may do so by:

•	Calling us at (800) 548-7786

Monday–Friday between 8 a.m. and 5 p.m. (ET)

•	Writing to us at the following address:

Morgan Stanley Institutional Fund Trust
c/o Morgan Stanley Services Company, Inc.
PO Box 219804
Kansas City, MO 64121-9804

2009 Semi-Annual Report

March 31, 2009 (unaudited)

U.S. Privacy Policy (cont’d)

If you choose to write to us, your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

If you have previously notified us about your privacy preferences, it is not necessary to do so again unless you decide to change your preferences. Your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise in writing. If you have a joint account, your direction for us not to share this information with other Morgan Stanley companies and for those Morgan Stanley companies not to use your personal information for marketing will be applied to all account holders on that account.

Please understand that if you opt-out, you and any joint account holders may not receive information about Morgan Stanley products and services that could help you manage your financial resources and achieve your investment objectives.

If you hold more than one account with Morgan Stanley, you may receive multiple privacy policies from us, and would need to follow the directions stated in each particular policy for each account you have with us.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

This section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and nonaffiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or other Morgan Stanley companies unless you provide us with your written consent to share such information (“opt-in”).

If you wish to receive offers for investment products and services offered by or through other Morgan Stanley companies, please notify us in writing at the following address:

Morgan Stanley Institutional Fund Trust
c/o Morgan Stanley Services Company, Inc.
PO Box 219804
Kansas City, MO 64121-9804

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third-party.

© 2009 Morgan Stanley Institutional Fund Trust

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Trustee and Officer Information

Trustees	Officers

Michael E. Nugent	Michael E. Nugent
Chairperson of the Board and Trustee
Frank L. Bowman
Randy Takian
Michael Bozic	President and Principal Executive Officer

Kathleen A. Dennis	Kevin Klingert
Vice President
James F. Higgins
Carsten Otto
Dr. Manuel H. Johnson	Chief Compliance Officer

Joseph J. Kearns	Stefanie V. Chang Yu
Vice President
Michael F. Klein
Mary E. Mullin
W. Allen Reed	Secretary

Fergus Reid	James W. Garrett
Treasurer and Chief Financial Officer

Investment Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, NY 10036

Distributor

Morgan Stanley Distribution, Inc.
100 Front Street, Suite 400
West Conshohocken, PA 19428-2899

Dividend Disbursing and Transfer Agent

Morgan Stanley Services Company Inc.
P.O. Box 219804
Kansas City, MO 64121-9804

Custodian

JPMorgan Chase Bank, N.A.
270 Park Avenue
New York, NY 10017

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, NY 10019-6131

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

Reporting to Shareholders

Each Morgan Stanley Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund’s second and fourth fiscal quarters. The semi-annual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to Fund shareholders and makes these reports available on its public website, www.morganstanley.com. Each Morgan Stanley Fund also files a complete schedule of portfolio holdings with the SEC for the Fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC toll free at 1-(800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1-(800) 548-7786 or by visiting our website at www.morganstanley.com. This information is also available on the SEC’s website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund Trust which describes in detail each Investment Portfolio’s investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com or call toll free 1-(800) 548-7786.

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, NY 10036
Investment Adviser: (610) 940-5000 • MSIF Trust (800) 548-7786

© 2009 Morgan Stanley

IFTAPSAN IU09-02223P-Y03/09

INVESTMENT MANAGEMENT

Morgan Stanley Series Funds

Morgan Stanley

Institutional Fund Trust

Balanced Portfolio	Fixed Income Portfolios
Balanced	Core Fixed Income
Core Plus Fixed Income
Equity Portfolios	Intermediate Duration
Mid Cap Growth	International Fixed Income
U.S. Mid Cap Value	Investment Grade Fixed Income
U.S. Small Cap Value	Limited Duration
Value	Long Duration Fixed Income
Municipal

Semi-Annual
Report

March 31, 2009

2009 Semi-Annual Report

March 31, 2009

Table of Contents

Shareholders’ Letter	2
Expense Examples	3
Portfolios of Investments:
Balanced Portfolio:
Balanced	5
Equity Portfolios:
Mid Cap Growth	13
U.S. Mid Cap Value	15
U.S. Small Cap Value	16
Value	18
Fixed Income Portfolios:
Core Fixed Income	20
Core Plus Fixed Income	27
Intermediate Duration	35
International Fixed Income	41
Investment Grade Fixed Income	45
Limited Duration	52
Long Duration Fixed Income	56
Municipal	62
Statements of Assets and Liabilities	70
Statements of Operations	78
Statements of Changes in Net Assets	81
Financial Highlights	90
Notes to Financial Statements	117
U.S. Privacy Policy	129
Trustee and Officer Information	132

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or SAI, which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio’s investment policies to the prospective investor, please call 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management’s website: www.morganstanley.com/msim.

There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio’s shares may be less than what you paid for them. Accordingly, you can lose money investing in Portfolios. Please see the prospectus for more complete information on investment risks.

1

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Shareholders’ Letter

Dear Shareholders:

We are pleased to present to you the Morgan Stanley Institutional Fund Trust’s (the “Fund”) Semi-Annual Report for the six months ended March 31, 2009. Our Fund currently consists of 15 portfolios. The Fund’s portfolios, together with the portfolios of the Morgan Stanley Institutional Fund, Inc., provide investors with a means to help them meet specific investment needs and to allocate their investments among equities (e.g., value and growth; small, medium, and large capitalization) and fixed income (e.g., short, medium, and long duration and investment grade).

Sincerely,

Randy Takian

President and Principal Executive Officer

April 2009

2

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Expense Examples

Expense Examples

As a shareholder of the Portfolio, you may incur two types of costs: (1) transactional costs, including sales charge (loads) on purchase payments, if applicable, and redemption fees; and (2) ongoing costs, including management fees, distribution and shareholder servicing fees (in the case of Investment Class, Class P, Class H and Class L); and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended March 31, 2009 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that “Actual Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note F in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads, if applicable) and redemption fees. Therefore, the hypothetical account values and hypothetical expenses are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Expense Examples (cont’d)

Portfolio	Beginning Account Value 10/1/08	Actual Ending Account Value 3/31/09	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period
Balanced Class I	$1,000.00	$ 836.20	$1,020.59	$3.98	$4.38	0.87%
Balanced Investment Class	1,000.00	836.10	1,019.85	4.67	5.14	1.02
Balanced Class P	1,000.00	835.40	1,019.25	5.22	5.74	1.14
Mid Cap Growth Class I	1,000.00	724.10	1,021.44	3.01	3.53	0.70
Mid Cap Growth Class P	1,000.00	722.80	1,020.09	4.17	4.89	0.97
U.S. Mid Cap Value Class I	1,000.00	665.50	1,020.00	4.11	4.99	0.99
U.S. Mid Cap Value Investment Class	1,000.00	665.10	1,019.40	4.61	5.59	1.11
U.S. Mid Cap Value Class P	1,000.00	661.90	1,018.80	5.10	6.19	1.23
U.S. Small Cap Value Class I	1,000.00	686.70	1,020.49	3.74	4.48	0.89
U.S. Small Cap Value Class P	1,000.00	685.60	1,019.05	4.96	5.94	1.18
Value Class I	1,000.00	722.30	1,021.14	3.26	3.83	0.76
Value Class P	1,000.00	721.20	1,020.09	4.16	4.89	0.97
Core Fixed Income Class I	1,000.00	1,024.20	1,022.44	2.52	2.52	0.50
Core Fixed Income Class P	1,000.00	1,023.00	1,021.19	3.78	3.78	0.75
Core Plus Fixed Income Class I	1,000.00	992.50	1,022.49	2.43	2.47	0.49
Core Plus Fixed Income Investment Class	1,000.00	991.70	1,021.74	3.18	3.23	0.64
Core Plus Fixed Income Class P	1,000.00	991.10	1,021.24	3.67	3.73	0.74
Intermediate Duration Class I	1,000.00	1,028.80	1,022.14	2.83	2.82	0.56
Intermediate Duration Investment Class	1,000.00	1,028.20	1,021.39	3.59	3.58	0.71
International Fixed Income Class I	1,000.00	1,018.50	1,021.09	3.87	3.88	0.77
International Fixed Income Class P	1,000.00	1,016.10	1,020.04	4.93	4.94	0.98
International Fixed Income Class H	1,000.00	1,017.00	1,020.09	4.88	4.89	0.97
International Fixed Income Class L	1,000.00	1,015.30	1,018.80	6.18	6.19	1.23
Investment Grade Fixed Income Class I	1,000.00	1,007.60	1,022.09	2.85	2.87	0.57
Investment Grade Fixed Income Class P	1,000.00	1,007.60	1,021.04	3.90	3.93	0.78
Investment Grade Fixed Income Class H	1,000.00	1,006.40	1,020.94	4.00	4.03	0.80
Investment Grade Fixed Income Class L	1,000.00	1,006.40	1,019.75	5.20	5.24	1.04
Limited Duration Class I	1,000.00	972.40	1,022.69	2.21	2.27	0.45
Limited Duration Class P	1,000.00	971.10	1,021.44	3.44	3.53	0.70
Long Duration Fixed Income Class I	1,000.00	1,083.40	1,022.44	2.60	2.52	0.50
Long Duration Fixed Income Class P	1,000.00	1,082.10	1,021.19	3.89	3.78	0.75
Municipal Class I	1,000.00	1,001.80	1,022.44	2.50	2.52	0.50
Municipal Class P	1,000.00	1,000.50	1,021.19	3.74	3.78	0.75
Municipal Class H	1,000.00	1,000.50	1,021.19	3.74	3.78	0.75
Municipal Class L	1,000.00	999.30	1,019.95	4.98	5.04	1.00

*

Expenses are calculated using each Portfolio Class’ annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182/365 (to reflect the most recent one-half year period).

4

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Portfolio of Investments

Balanced Portfolio

	Face
	Amount		Value
	(000)		(000)
Fixed Income Securities (28.1%)
Agency Fixed Rate Mortgages (15.4%)
Federal Home Loan Mortgage Corp., Gold Pools:
4.50%, 5/1/38	$ 195		$ 200
5.00%, 10/1/35	1,160		1,200
6.50%, 10/1/37	512		540
April TBA:
5.00%, 4/15/39 (i)	1,175		1,212
5.50%, 4/15/39 (i)	525		545
Federal National Mortgage Association, Conventional Pools:
5.50%, 1/1/36 - 8/1/38	1,779		1,850
April TBA:
4.00%, 4/25/24 (i)	400		407
4.50%, 4/25/24 (i)	325		335
5.00%, 4/25/24 (i)	65		67
5.50%, 4/25/39 (i)	150		156
6.00%, 4/25/39 (i)	950		992
Government National Mortgage Association, Various Pools:
5.50%, 2/15/39	397		413
April TBA:
4.50%, 4/15/39 (i)	400		409
5.50%, 4/15/39 (i)	400		417
			8,743
Finance (1.5%)
Bank of America Corp.,
5.65%, 5/1/18	140		117
General Electric Capital Corp.,
5.88%, 1/14/38	325		233
Goldman Sachs Group, Inc. (The),
6.15%, 4/1/18	215		197
JPMorgan Chase & Co.,
6.40%, 5/15/38	230		226
Western Union Co. (The),
6.50%, 2/26/14	95		97
			870
Industrials (4.2%)
Amgen, Inc.,
5.70%, 2/1/19	85		87
Archer-Daniels-Midland Co.,
6.45%, 1/15/38	110		110
AstraZeneca plc,
6.45%, 9/15/37	100		104
AT&T, Inc.,
6.30%, 1/15/38	200		176
Bottling Group LLC,
5.13%, 1/15/19	100		101
Bristol-Myers Squibb Co.,
5.88%, 11/15/36	110		105
Cisco Systems, Inc.,
4.95%, 2/15/19	30		30
5.90%, 2/15/39	10		9
Comcast Corp.,
5.70%, 5/15/18	155		146
Conoco Phillips,
5.75%, 2/1/19	125		126
Devon Financing Corp. ULC,
7.88%, 9/30/31	70		72
General Mills, Inc.,
5.65%, 2/15/19	60		61
GlaxoSmithKline Capital, Inc.,
6.38%, 5/15/38	110		111
Kraft Foods, Inc.,
7.00%, 8/11/37	80		80
McDonald’s Corp.,
6.30%, 10/15/37	100		103
News America, Inc.,
6.90%, 3/1/19 (e)	40		37
Pfizer, Inc.,
6.20%, 3/15/19	65		69
Procter & Gamble Co. (The),
5.55%, 3/5/37	70		72
Roche Holdings, Inc.,
6.00%, 3/1/19 (e)	70		72
Time Warner Cable, Inc.,
6.75%, 7/1/18	95		90
8.25%, 4/1/19	40		41
Time Warner, Inc.,
5.88%, 11/15/16	135		128
Transocean, Inc.,
6.00%, 3/15/18	60		57
United Parcel Service, Inc.,
5.13%, 4/1/19	50		50
Verizon Communications, Inc.,
8.95%, 3/1/39	140		161
Wal-Mart Stores, Inc.,
6.50%, 8/15/37	125		130
Wyeth,
5.45%, 4/1/17	30		30
			2,358
Mortgages — Other (0.0%)
Ryland Acceptance Corp. IV,
6.65%, 7/1/11	—	@	—	@
U.S. Agency Securities (2.2%)
Federal Home Loan Mortgage Corp.,
2.50%, 1/7/14	800		802
4.88%, 6/13/18	400		444
			1,246
U.S. Treasury Securities (4.1%)
U.S. Treasury Bond,
6.25%, 8/15/23	630		829
7.25%, 8/15/22	490		692
U.S. Treasury Bond Coupon STRIPS,
Zero Coupon, 11/15/20	725		480

The accompanying notes are an integral part of the financial statements.	5

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Portfolio of Investments (cont’d)

Balanced Portfolio

	Face
	Amount	Value
	(000)	(000)
U.S. Treasury Securities (cont’d)
U.S. Treasury Note,
1.75%, 1/31/14 (c)	$ 320	$ 322
		2,323
Utilities (0.7%)
E.ON International Finance B.V.,
5.80%, 4/30/18 (e)	80	79
Peco Energy Co.,
5.35%, 3/1/18	60	58
Progress Energy, Inc.,
7.05%, 3/15/19	60	61
Public Service Co. of Colorado,
5.80%, 8/1/18	55	58
Virginia Electric and Power Co.,
5.40%, 4/30/18	120	121
		377
Total Fixed Income Securities (Cost $15,877)		15,917

	Shares
Common Stocks (47.3%)
Aerospace & Defense (1.2%)
Boeing Co.	2,850	101
General Dynamics Corp.	1,400	58
Honeywell International, Inc.	2,700	75
L-3 Communications Holdings, Inc.	600	41
Lockheed Martin Corp.	1,050	73
Northrop Grumman Corp.	1,100	48
Precision Castparts Corp.	600	36
Raytheon Co.	1,450	56
Rockwell Collins, Inc.	800	26
United Technologies Corp.	3,600	155
		669
Air Freight & Logistics (1.0%)
C.H. Robinson Worldwide, Inc.	4,830	220
Expeditors International Washington, Inc.	10,777	305
FedEx Corp.	200	9
United Parcel Service, Inc., Class B	500	25
		559
Airlines (0.0%)
Southwest Airlines Co.	400	2
Auto Components (0.1%)
Goodyear Tire & Rubber Co. (The) (a)	1,000	6
Johnson Controls, Inc.	2,300	28
		34
Automobiles (0.1%)
Ford Motor Co. (a)	8,700	23
General Motors Corp.	2,200	4
Harley-Davidson, Inc.	900	12
		39
Beverages (1.2%)
Coca-Cola Co. (The)	8,780	386
PepsiCo., Inc.	5,825	300
		686
Biotechnology (0.9%)
Amgen, Inc. (a)	3,700	183
Biogen Idec, Inc. (a)	1,200	63
Celgene Corp. (a)	1,500	67
Genzyme Corp. (a)	1,000	59
Gilead Sciences, Inc. (a)	3,100	144
		516
Capital Markets (0.5%)
Ameriprise Financial, Inc.	500	10
Bank of New York Mellon Corp. (The)	2,100	59
Charles Schwab Corp. (The)	1,800	28
Franklin Resources, Inc.	300	16
Goldman Sachs Group, Inc. (The)	800	85
Invesco Ltd.	900	13
Northern Trust Corp.	400	24
State Street Corp.	800	25
T. Rowe Price Group, Inc.	500	14
		274
Chemicals (1.7%)
Monsanto Co.	11,270	936
Commercial Banks (0.9%)
BB&T Corp.	2,600	44
Fifth Third Bancorp.	2,200	6
KeyCorp	1,600	13
M&T Bank Corp.	300	14
PNC Financial Services Group, Inc.	2,000	59
Regions Financial Corp.	2,600	11
SunTrust Banks, Inc.	1,300	15
U.S. Bancorp	8,800	128
Wells Fargo & Co.	15,500	221
		511
Communications Equipment (1.8%)
Cisco Systems, Inc. (a)	24,318	408
Corning, Inc.	1,300	17
Juniper Networks, Inc. (a)	500	7
Motorola, Inc.	1,800	8
QUALCOMM, Inc.	8,625	336
Research In Motion Ltd. (a)	5,453	235
		1,011
Computers & Peripherals (1.7%)
Apple, Inc. (a)	6,881	723
Dell, Inc. (a)	1,900	18
EMC Corp. (a)	1,800	21
Hewlett-Packard Co.	2,200	71
International Business Machines Corp.	1,200	116
Sun Microsystems, Inc. (a)	1,800	13
		962

6	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Portfolio of Investments (cont’d)

Balanced Portfolio

		Value
	Shares	(000)
Construction & Engineering (0.0%)
Fluor Corp.	600	$ 21
Construction Materials (0.5%)
Cemex S.A.B. de C.V. ADR (a)	15,438	97
Martin Marietta Materials, Inc.	2,665	211
		308
Consumer Finance (0.3%)
American Express Co.	10,871	148
Capital One Financial Corp.	600	8
Discover Financial Services	1,000	6
		162
Distributors (0.6%)
Li & Fung Ltd.	131,900	310
Diversified Financial Services (1.8%)
Bank of America Corp.	10,278	70
BM&F Bovespa S.A.	56,999	173
Citigroup, Inc.	9,200	24
CME Group, Inc.	1,174	289
IntercontinentalExchange, Inc. (a)	100	8
JPMorgan Chase & Co.	6,100	162
Leucadia National Corp. (a)	17,938	267
Moody’s Corp.	400	9
NYSE Euronext	500	9
		1,011
Diversified Telecommunication Services (1.0%)
AT&T, Inc.	15,120	381
Verizon Communications, Inc.	6,300	190
		571
Electric Utilities (1.3%)
American Electric Power Co., Inc.	2,000	51
Duke Energy Corp.	6,128	88
Edison International	1,600	46
Entergy Corp.	1,000	68
Exelon Corp.	2,800	127
FirstEnergy Corp.	1,800	70
FPL Group, Inc.	1,900	96
PPL Corp.	2,200	63
Progress Energy, Inc.	1,000	36
Southern Co. (The)	2,800	86
		731
Electrical Equipment (0.3%)
Emerson Electric Co.	3,200	92
First Solar, Inc. (a)	772	102
		194
Electronic Equipment, Instruments & Components (0.0%)
Agilent Technologies, Inc. (a)	300	5
Tyco Electronics Ltd.	500	5
		10
Energy Equipment & Services (0.4%)
Baker Hughes, Inc.	700	20
Halliburton Co.	2,300	35
National Oilwell Varco, Inc. (a)	800	23
Noble Corp.	800	19
Schlumberger Ltd.	2,900	118
Smith International, Inc.	600	13
Weatherford International Ltd. (a)	1,700	19
		247
Food & Staples Retailing (1.5%)
Costco Wholesale Corp.	1,600	74
CVS Caremark Corp.	5,200	143
Kroger Co. (The)	2,400	51
Safeway, Inc.	1,400	28
SYSCO Corp.	2,900	66
Walgreen Co.	3,500	91
Wal-Mart Stores, Inc.	8,000	417
		870
Food Products (0.9%)
Archer-Daniels-Midland Co.	3,402	95
ConAgra Foods, Inc.	2,311	39
General Mills, Inc.	1,867	93
Heinz (H.J.) Co.	1,459	48
Kellogg Co.	1,193	44
Kraft Foods, Inc.	7,448	166
Sara Lee Corp.	1,878	15
		500
Health Care Equipment & Supplies (1.2%)
Baxter International, Inc.	2,000	102
Becton Dickinson & Co.	800	54
Boston Scientific Corp. (a)	4,700	37
C.R. Bard, Inc.	600	48
Covidien Ltd.	1,600	53
Gen-Probe, Inc. (a)	2,219	101
Intuitive Surgical, Inc. (a)	938	90
Medtronic, Inc.	3,400	100
St. Jude Medical, Inc. (a)	1,200	44
Stryker Corp.	1,000	34
Zimmer Holdings, Inc. (a)	900	33
		696
Health Care Providers & Services (0.7%)
Aetna, Inc.	1,500	37
Cardinal Health, Inc.	1,400	44
CIGNA Corp.	1,200	21
Express Scripts, Inc. (a)	1,000	46
Humana, Inc. (a)	600	16
McKesson Corp.	1,000	35
Medco Health Solutions, Inc. (a)	1,700	70
UnitedHealth Group, Inc.	4,300	90
WellPoint, Inc. (a)	1,400	53
		412
Hotels, Restaurants & Leisure (0.8%)
Carnival Corp.	100	2
International Game Technology	100	1
Marriott International, Inc., Class A	100	2

The accompanying notes are an integral part of the financial statements.	7

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Portfolio of Investments (cont’d)

Balanced Portfolio

	Shares	Value (000)
Hotels, Restaurants & Leisure (cont’d)
McDonald’s Corp.	300	$16
Starbucks Corp. (a)	23,991	267
Wynn Resorts Ltd. (a)	8,046	161
Yum! Brands, Inc.	200	5
		454
Household Durables (0.1%)
Black & Decker Corp.	100	3
Centex Corp.	300	2
D.R. Horton, Inc.	700	7
Fortune Brands, Inc.	300	7
Harman International Industries, Inc.	100	1
Leggett & Platt, Inc.	400	5
Lennar Corp., Class A	400	3
Newell Rubbermaid, Inc.	600	4
Pulte Homes, Inc.	500	6
Snap-On, Inc.	100	3
Stanley Works (The)	200	6
Whirlpool Corp.	200	6
		53
Household Products (1.2%)
Colgate-Palmolive Co.	1,792	106
Kimberly-Clark Corp.	1,800	83
Procter & Gamble Co. (The)	10,880	512
		701
Independent Power Producers & Energy Traders (0.1%)
AES Corp. (The) (a)	3,100	18
Constellation Energy Group, Inc.	600	12
		30
Industrial Conglomerates (0.9%)
3M Co.	2,600	129
General Electric Co.	35,600	360
Textron, Inc.	800	4
Tyco International Ltd.	2,025	40
		533
Information Technology Services (1.5%)
Mastercard, Inc., Class A	2,312	387
Paychex, Inc.	300	7
Redecard S.A.	25,911	314
Total System Services, Inc.	271	4
Visa, Inc., Class A	2,389	133
		845
Insurance (1.1%)
Aflac, Inc.	460	9
Allstate Corp. (The)	640	12
AON Corp.	500	20
Berkshire Hathaway, Inc., Class B (a)	114	321
Chubb Corp.	500	21
Genworth Financial, Inc., Class A	900	2
Hartford Financial Services Group, Inc.	700	6
Lincoln National Corp.	559	4
Loews Corp.	6,896	152
Marsh & McLennan Cos., Inc.	540	11
MetLife, Inc.	790	18
Principal Financial Group	470	4
Progressive Corp. (The) (a)	940	13
Prudential Financial, Inc.	500	10
Travelers Cos., Inc. (The)	698	28
		631
Internet & Catalog Retail (1.8%)
Amazon.com, Inc. (a)	13,744	1,009
Internet Software & Services (2.6%)
Baidu, Inc. ADR (a)	1,055	186
eBay, Inc. (a)	13,689	172
Google, Inc., Class A (a)	2,259	786
Tencent Holdings Ltd.	36,000	268
Yahoo!, Inc. (a)	4,512	58
		1,470
Leisure Equipment & Products (0.0%)
Eastman Kodak Co.	700	3
Hasbro, Inc.	300	7
Mattel, Inc.	800	9
		19
Life Science Tools & Services (0.7%)
Illumina, Inc. (a)	8,794	328
Thermo Fisher Scientific, Inc. (a)	1,800	64
		392
Machinery (0.8%)
Caterpillar, Inc.	2,400	67
Cummins, Inc.	1,100	28
Danaher Corp.	1,000	54
Deere & Co.	1,600	53
Eaton Corp.	1,000	37
Illinois Tool Works, Inc.	2,000	62
Ingersoll-Rand Co., Ltd., Class A	1,700	24
ITT Corp.	1,100	42
PACCAR, Inc.	1,755	45
Parker Hannifin Corp.	950	32
		444
Media (0.6%)
CBS Corp., Class B	1,400	5
Comcast Corp., Class A	4,400	60
DIRECTV Group, Inc. (The) (a)	1,400	32
McGraw-Hill Cos., Inc. (The)	2,904	67
News Corp., Class A	3,600	24
Omnicom Group, Inc.	500	12
Time Warner Cable, Inc.	460	11
Time Warner, Inc.	1,833	35
Viacom, Inc., Class B (a)	1,100	19
Walt Disney Co. (The)	3,800	69
		334

8	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Portfolio of Investments (cont’d)

Balanced Portfolio

	Shares	Value (000)
Multi-Utilities (0.6%)
Ameren Corp.	1,000	$23
Consolidated Edison, Inc.	1,200	48
Dominion Resources, Inc.	3,500	108
PG&E Corp.	1,000	38
Public Service Enterprise Group, Inc.	2,400	71
Sempra Energy	1,300	60
Williams Cos., Inc. (The)	1,500	17
		365
Office Electronics (0.0%)
Xerox Corp.	1,000	5
Oil, Gas & Consumable Fuels (5.0%)
Anadarko Petroleum Corp.	1,300	51
Apache Corp.	800	51
Chesapeake Energy Corp.	1,300	22
Chevron Corp.	5,100	343
ConocoPhillips	4,100	161
Consol Energy, Inc.	500	13
Devon Energy Corp.	1,100	49
El Paso Corp.	2,000	12
EOG Resources, Inc.	700	38
Exxon Mobil Corp.	12,700	865
Hess Corp.	700	38
Marathon Oil Corp.	1,700	45
Murphy Oil Corp.	500	22
Noble Energy, Inc.	600	32
Occidental Petroleum Corp.	1,900	106
Peabody Energy Corp.	700	18
Southwestern Energy Co. (a)	11,757	349
Spectra Energy Corp.	1,300	18
Ultra Petroleum Corp. (a)(c)	15,546	558
Valero Energy Corp.	1,300	23
XTO Energy, Inc.	1,300	40
		2,854
Personal Products (0.1%)
Avon Products, Inc.	1,690	32
Pharmaceuticals (3.7%)
Abbott Laboratories	5,400	257
Allergan, Inc.	5,270	252
Bristol-Myers Squibb Co.	6,800	149
Eli Lilly & Co.	3,000	100
Forest Laboratories, Inc. (a)	1,400	31
Johnson & Johnson	9,200	484
Merck & Co., Inc.	7,200	193
Pfizer, Inc.	23,000	313
Schering-Plough Corp.	5,300	125
Wyeth	4,600	198
		2,102
Professional Services (0.2%)
Corporate Executive Board Co. (The)	4,831	70
Monster Worldwide, Inc. (a)	6,005	49
		119
Real Estate Management & Development (0.7%)
Brookfield Asset Management, Inc., Class A	29,372	405
Road & Rail (0.1%)
Burlington Northern Santa Fe Corp.	100	6
CSX Corp.	200	5
Norfolk Southern Corp.	200	7
Union Pacific Corp.	300	12
		30
Semiconductors & Semiconductor Equipment (0.9%)
Applied Materials, Inc.	4,363	47
Broadcom Corp., Class A (a)	1,630	33
Intel Corp.	19,750	297
MEMC Electronic Materials, Inc. (a)	700	11
Nvidia Corp. (a)	2,000	20
Texas Instruments, Inc.	4,978	82
		490
Software (0.2%)
Electronic Arts, Inc. (a)	200	4
VMware, Inc., Class A (a)	3,485	82
		86
Textiles, Apparel & Luxury Goods (0.1%)
Coach, Inc. (a)	800	13
Jones Apparel Group, Inc.	200	1
NIKE, Inc., Class B	900	42
Polo Ralph Lauren Corp.	100	4
VF Corp.	200	12
		72
Thrifts & Mortgage Finance (0.1%)
Hudson City Bancorp, Inc.	2,300	27
Tobacco (1.0%)
Altria Group, Inc.	10,430	167
Philip Morris International, Inc.	10,430	371
Reynolds American, Inc.	1,000	36
		574
Wireless Telecommunication Services (0.8%)
America Movil S.A.B. de C.V., Class L ADR	7,930	215
American Tower Corp., Class A (a)	1,000	30
China Mobile Ltd. ADR	3,826	166
Sprint Nextel Corp. (a)	6,100	22
		433
Total Common Stocks (Cost $43,532)		26,751
Investment Companies (1.5%)
iShares iBoxx Investment Grade Corporate Bond Fund	5,900	555
iShares MSCI Emerging Markets Index Fund	11,200	278
iShares MSCI EMU Index Fund	200	5
Total Investment Companies (Cost $900)		838

The accompanying notes are an integral part of the financial statements.	9

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Portfolio of Investments (cont’d)

Balanced Portfolio

	Shares	Value (000)
Short-Term Investments (32.5%)
Securities held as Collateral on Loaned Securities (2.1%)
Investment Company (1.7%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (p)	963,174	$963

	Face Amount (000)
Repurchase Agreement (0.4%)
Credit Suisse Securities USA LLC, 0.28%, dated 3/31/09, due 4/1/09, repurchase price $211; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Fixed Rate Mortgages: rates ranging from 4.50% to 5.50%, due 11/1/33 to 4/1/39, valued at $215.	$211	211
		1,174

	Shares
Investment Company (16.0%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (p)	9,039,486	9,039

	Face Amount (000)
U.S. Agency Securities (5.6%)
Federal Home Loan Bank,
0.25%, 5/8/09 (t)	$900	900
0.27%, 5/6/09 (t)	900	900
Federal Home Loan Mortgage Corp.,
0.20%, 4/20/09 (t)	900	900
Federal National Mortgage Association,
0.18%, 5/18/09 (t)	500	500
		3,200
U.S. Treasury Securities (8.8%)
U.S. Treasury Bills,
0.13%, 4/23/09 (c)(r)	1,900	1,900
0.14%, 5/7/09 - 5/21/09 (c)(r)	2,900	2,899
0.14%, 5/15/09 (j)(r)	180	180
		4,979
Total Short-Term Investments (Cost $18,391)		18,392
Total Investments (109.4%) (Cost $78,700) — including $4,736 of Securities Loaned (s)		61,898
Liabilities in Excess of Other Assets (-9.4%)		(5,300)
Net Assets (100%)		$56,598

(a)	Non-income producing security.
(c)	All or a portion of security on loan at March 31, 2009.
(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(i)	Security is subject to delayed delivery.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(p)	See Note G within the Notes to Financial Statements regarding investment in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.
(r)	Rate shown is the yield to maturity at March 31, 2009.
(s)

The approximate market value and percentage of the investments, $578,000 and 1.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A within the Notes to Financial Statements.

(t)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
@	Face Amount/Value is less than $500.
ADR	American Depositary Receipt
STRIP	SSeparate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

10	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Portfolio of Investments (cont’d)

Balanced Portfolio

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
USD	618	$618	4/16/09	JPY	60,752	$614	$(4)

JPY	—	Japanese Yen
USD	—	United States Dollar

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Long:
90 Day EuroDollar	2	$ 487	Dec-11	$2
Australian Dollar 10 yr. Bond	5	392	Jun-09	(4)
EuroDollar CME	2	490	Mar-11	2
EuroDollar CME	2	489	Jun-11	2
EuroDollar CME	2	488	Sep-11	2
British Pound Long Gilt	2	354	Jun-09	6
S&P 500 Emini (U.S. Dollar)	162	6,438	Jun-09	500
U.S. Treasury 2 yr. Note	16	3,486	Jun-09	15
U.S. Treasury 5 yr. Note	15	1,781	Jun-09	29
U.S. Treasury Long Bond	5	649	Jun-09	15
Short:
U.S. Treasury 10 yr. Note	6	744	Jun-09	— @
U.S. Treasury Bonds	4	519	Jun-09	(15)
				$554

CME — Chicago Mercantile Exchange

The accompanying notes are an integral part of the financial statements.	11

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Portfolio of Investments (cont’d)

Balanced Portfolio

Zero Coupon Swap Contracts

The Portfolio had the following zero coupon swap agreement(s) open at period end:

Swap Counterparty	Notional Amount (000)	Floating Rate Index	Pay/Receive Floating Rate	Termination Date	Unrealized Appreciation (Depreciation) (000)
Deutsche Bank	$486	3 Month LIBOR	Receive	11/15/20	$(20)

LIBOR — London Inter Bank Offer Rate

Portfolio Composition*

Classification	Percentage of Total Investments
Common Stocks	44.0%
Debt Instruments	26.2
Other**	1.4
Short-Term Investments	28.4
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as collateral on Loaned Securities) as of March 31, 2009.
**

Industries and/or investment types which do not appear in the above table, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

12	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Portfolio of Investments

Mid Cap Growth Portfolio

	Shares	Value (000)
Common Stocks (97.0%)
Auto & Transportation (5.4%)
C.H. Robinson Worldwide, Inc.	1,128,177	$51,456
Expeditors International Washington, Inc.	2,340,505	66,213
		117,669
Consumer Discretionary (25.7%)
Abercrombie & Fitch Co., Class A	1,163,180	27,684
Corporate Executive Board Co. (The)	1,206,036	17,487
Ctrip.com International Ltd. ADR	1,964,895	53,838
Discovery Communications, Inc., Class A (a)	1,190,064	19,065
Discovery Communications, Inc., Class C (a)	1,421,545	20,826
Leucadia National Corp. (a)	3,242,533	48,281
Li & Fung Ltd.	30,549,900	71,759
Lululemon Athletica, Inc. (a)	1,231,290	10,663
Monster Worldwide, Inc. (a)	1,703,138	13,881
Morningstar, Inc. (a)	1,238,577	42,297
New Oriental Education & Technology Group ADR (a)	771,840	38,785
Priceline.com, Inc. (a)	727,525	57,314
Starbucks Corp. (a)	4,489,445	49,878
Strayer Education, Inc.	181,071	32,569
Wynn Resorts Ltd. (a)	1,530,560	30,565
Yahoo!, Inc. (a)	1,918,892	24,581
		559,473
Energy (12.1%)
PetroHawk Energy Corp. (a)	747,979	14,384
Questar Corp.	784,568	23,090
Range Resources Corp.	595,241	24,500
Southwestern Energy Co. (a)	3,314,006	98,393
Ultra Petroleum Corp. (a)	2,856,487	102,519
		262,886
Financial Services (9.4%)
Alleghany Corp. (a)	88,235	23,897
Brookfield Asset Management, Inc., Class A	2,679,516	36,924
Calamos Asset Management, Inc., Class A	1,147,705	5,520
Greenhill & Co., Inc.	382,379	28,239
IntercontinentalExchange, Inc. (a)	541,962	40,360
Moody’s Corp.	456,306	10,458
Redecard S.A.	4,831,729	58,549
		203,947
Health Care (13.4%)
Allergan, Inc.	686,116	32,769
Gen-Probe, Inc. (a)	1,031,019	46,994
Illumina, Inc. (a)	2,818,920	104,976
Intuitive Surgical, Inc. (a)	174,589	16,649
Mindray Medical International Ltd. ADR	1,489,342	27,568
Techne Corp.	1,133,534	62,016
		290,972
Materials & Processing (7.7%)
Aecom Technology Corp. (a)	1,159,768	30,247
Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR	1,162,733	21,220
Intrepid Potash, Inc. (a)	826,002	15,240
Martin Marietta Materials, Inc.	851,974	67,562
Mohawk Industries, Inc. (a)	447,342	13,362
Rockwood Holdings, Inc. (a)	946,783	7,517
Texas Industries, Inc.	533,241	13,331
		168,479
Producer Durables (4.7%)
Covanta Holding Corp. (a)	1,900,068	24,872
Gafisa S.A. ADR	1,569,287	15,677
Nalco Holding Co.	2,770,299	36,208
NVR, Inc. (a)	57,528	24,607
		101,364
Technology (17.7%)
Alibaba.com Ltd. (a)	30,188,500	27,739
Autodesk, Inc. (a)	1,411,500	23,727
Baidu, Inc. ADR (a)	339,294	59,919
Equinix, Inc. (a)	438,728	24,635
IHS, Inc., Class A (a)	1,199,839	49,409
Millicom International Cellular S.A.	281,978	10,445
Salesforce.com, Inc. (a)	1,701,037	55,675
Tencent Holdings Ltd.	12,533,400	93,125
Teradata Corp. (a)	2,483,551	40,283
		384,957
Utilities (0.9%)
NII Holdings, Inc. (a)	1,253,748	18,806
Total Common Stocks (Cost $3,221,450)		2,108,553
Preferred Stock (0.7%)
Health Care (0.7%)
Ironwood Pharmaceutical, Inc. (Convertible) (a)(d)(l) (Cost $15,974)	1,331,207	15,974
Investment Company (1.2%)
Groupe Aeroplan, Inc. (Cost $53,524)	4,185,835	26,029
Short-Term Investment (1.0%)
Investment Company (1.0%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (p) (Cost $21,686)	21,685,900	21,686
Total Investments (99.9%) (Cost $3,312,634) (s)		2,172,242
Other Assets in Excess of Liabilities (0.1%)		2,729
Net Assets (100%)		$2,174,971

(a)	Non-income producing security.
(d)

At March 31, 2009, the Portfolio held approximately $15,974,000 of a fair valued security, representing 0.7% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Trustees.

(l)	Security has been deemed illiquid at March 31, 2009.
(p)	See Note G within the Notes to Financial Statements regarding investment in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.
(s)

The approximate market value and percentage of the investments, $192,623,000 and 8.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A within the Notes to Financial Statements.

ADR	American Depositary Receipt

The accompanying notes are an integral part of the financial statements.	13

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Portfolio of Investments (cont’d)

Mid Cap Growth Portfolio

Portfolio Composition

Classification	Percentage of Total Investments
Consumer Discretionary	25.8%
Technology	17.7
Health Care	14.1
Energy	12.1
Financial Services	9.4
Materials & Processing	7.8
Auto & Transportation	5.4
Other*	6.7
Short-Term Investment	1.0
Total Investments	100.0%

*                 Industries and/or investment types which do not appear in the above table, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

14

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Portfolio of Investments

U.S. Mid Cap Value Portfolio

	Shares	Value (000)
Common Stocks (94.1%)
Consumer Discretionary (9.8%)
Autoliv, Inc.	144,300	$2,680
Harley-Davidson, Inc.	158,081	2,117
Newell Rubbermaid, Inc.	328,610	2,096
O’Reilly Automotive, Inc. (a)	52,600	1,841
		8,734
Consumer Staples (6.5%)
ConAgra Foods, Inc.	206,650	3,486
Estee Lauder Cos., Inc. (The)	94,130	2,320
		5,806
Energy (5.3%)
El Paso Corp.	493,030	3,082
Hess Corp.	29,820	1,616
		4,698
Financials (20.8%)
ACE Ltd.	79,247	3,202
Aspen Insurance Holdings Ltd.	108,451	2,436
Charles Schwab Corp. (The)	70,000	1,085
Invesco Ltd.	136,672	1,894
KeyCorp.	205,400	1,617
Marsh & McLennan Cos., Inc.	139,668	2,828
Northern Trust Corp.	43,876	2,625
Simon Property Group, Inc. REIT	12,800	443
Willis Group Holdings Ltd.	112,200	2,468
		18,598
Health Care (8.7%)
Beckman Coulter, Inc.	72,780	3,713
Brookdale Senior Living, Inc.	158,400	800
Healthsouth Corp. (a)	361,768	3,212
		7,725
Industrials (14.6%)
Avery Dennison Corp.	100,200	2,239
Goodrich Corp.	75,330	2,854
Pentair, Inc.	159,320	3,452
Pitney Bowes, Inc.	117,610	2,746
Robert Half International, Inc.	97,200	1,733
		13,024
Information Technology (16.2%)
Agilent Technologies, Inc. (a)	90,900	1,397
Diebold, Inc.	127,900	2,730
eBay, Inc. (a)	63,200	794
Flextronics International Ltd. (a)	523,587	1,513
Perot Systems Corp., Class A (a)	325,130	4,188
Teradata Corp. (a)	63,000	1,022
Zebra Technologies Corp. (a)	147,792	2,811
		14,455
Materials (4.8%)
Valspar Corp.	215,310	4,300
Utilities (7.4%)
American Electric Power Co., Inc.	87,190	2,203
NRG Energy, Inc. (a)	73,200	1,288
Wisconsin Energy Corp.	75,540	3,110
		6,601
Total Common Stocks (Cost $132,286)		83,941
Short-Term Investment (5.1%)
Investment Company (5.1%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (p) (Cost $4,531)	4,530,877	4,531
Total Investments (99.2%) (Cost $136,817)		88,472
Other Assets in Excess of Liabilities (0.8%)		725
Net Assets (100%)		$89,197

(a)	Non-income producing security.
(p)	See Note G within the Notes to Financial Statements regarding investment in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.
REIT	Real Estate Investment Trust

Portfolio Composition

Classification	Percentage of Total Investments
Financials	21.0%
Information Technology	16.3
Industrials	14.7
Consumer Discretionary	9.9
Health Care	8.7
Utilities	7.5
Consumer Staples	6.6
Energy	5.3
Other*	4.9
Short-Term Investment	5.1
Total Investments	100.0%

*                 Industries and/or investment types which do not appear in the above table, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.	15

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Portfolio of Investments

U.S. Small Cap Value Portfolio

	Shares	Value (000)
Common Stocks (95.4%)
Auto & Transportation (2.3%)
Forward Air Corp.	303,700	$4,929
UTI Worldwide, Inc.	422,900	5,054
		9,983
Consumer Discretionary (16.9%)
AFC Enterprises, Inc. (a)	620,700	2,799
Brink’s Co. (The)	256,900	6,797
Brink’s Home Security Holdings, Inc. (a)	329,100	7,438
Central Garden & Pet Co. (a)	587,964	4,474
Central Garden & Pet Co., Class A (a)	385,200	2,897
Cenveo, Inc. (a)	939,609	3,054
Copart, Inc. (a)	121,700	3,610
Denny’s Corp. (a)	2,690,780	4,494
Dolan Media Co. (a)	414,822	3,265
Maidenform Brands, Inc. (a)	392,119	3,592
MAXIMUS, Inc.	487,909	19,448
Scotts Miracle-Gro Co. (The), Class A	94,000	3,262
Snap-On, Inc.	103,600	2,600
Stage Stores, Inc.	557,295	5,617
		73,347
Consumer Staples (1.5%)
NBTY, Inc. (a)	451,400	6,356
Energy (1.8%)
Exterran Holdings, Inc. (a)	276,655	4,432
St. Mary Land & Exploration Co.	76,460	1,012
Superior Energy Services, Inc. (a)	171,330	2,208
		7,652
Financial Services (20.9%)
AerCap Holdings N.V. (a)	1,563,800	5,082
Amtrust Financial Services, Inc.	594,884	5,681
Argo Group International Holdings Ltd. (a)	323,300	9,741
Broadridge Financial Solutions, Inc.	190,900	3,553
Conseco, Inc. (a)	3,459,132	3,183
Employers Holdings, Inc.	526,945	5,027
Forestar Group, Inc. (a)	519,900	3,977
Greenhill & Co., Inc.	42,100	3,109
Max Capital Group Ltd.	351,240	6,055
MB Financial, Inc.	161,205	2,192
Platinum Underwriters Holdings Ltd.	302,300	8,573
Potlatch Corp. REIT	238,427	5,529
ProAssurance Corp. (a)	237,118	11,055
Provident New York Bancorp	530,035	4,532
Reinsurance Group of America, Inc.	235,200	7,618
TAL International Group, Inc.	176,291	1,291
Validus Holdings Ltd.	184,500	4,369
		90,567
Health Care (12.5%)
Allscripts-Misys Healthcare Solutions, Inc.	768,000	7,903
Bio-Rad Laboratories, Inc., Class A (a)	117,034	7,712
Healthsouth Corp. (a)	1,176,322	10,446
Hill-Rom Holdings, Inc.	460,486	4,554
Perrigo Co.	444,683	11,041
PharMerica Corp. (a)	761,100	12,665
		54,321
Materials & Processing (12.7%)
Aecom Technology Corp. (a)	173,500	4,525
Corn Products International, Inc.	474,800	10,066
Cytec Industries, Inc.	226,175	3,397
Dayton Superior Corp. (a)	664,600	272
Orion Marine Group, Inc. (a)	402,630	5,274
Pactiv Corp. (a)	253,800	3,703
Polypore International, Inc. (a)	472,284	1,899
Quanex Building Products Corp.	84,900	645
Rock-Tenn Co., Class A	244,500	6,614
Silgan Holdings, Inc.	66,900	3,515
Stantec, Inc. (a)	323,006	5,879
Zep, Inc.	895,236	9,158
		54,947
Producer Durables (7.5%)
AAR Corp. (a)	1,201,071	15,061
Albany International Corp., Class A	413,300	3,740
Cognex Corp.	213,674	2,853
John Bean Technologies Corp.	257,208	2,690
Moog, Inc., Class A (a)	254,600	5,823
Spirit Aerosystems Holdings, Inc., Class A (a)	220,200	2,195
		32,362
Technology (14.3%)
Acxiom Corp.	463,700	3,431
Adtran, Inc.	196,600	3,187
Checkpoint Systems, Inc. (a)	723,900	6,493
Epicor Software Corp. (a)	339,600	1,294
Gartner, Inc. (a)	426,500	4,696
Informatica Corp. (a)	334,500	4,436
Microsemi Corp. (a)	439,400	5,097
MSC.Software Corp. (a)	881,420	4,971
Ness Technologies, Inc. (a)	777,102	2,293
Syniverse Holdings, Inc. (a)	748,698	11,800
Tekelec (a)	639,100	8,455
Zebra Technologies Corp. (a)	300,700	5,719
		61,872
Utilities (5.0%)
ALLETE, Inc.	164,000	4,377
Avista Corp.	346,721	4,778
Portland General Electric Co.	324,100	5,701
UGI Corp.	297,100	7,015
		21,871
Total Common Stocks (Cost $567,311)		413,278
Short-Term Investment (4.6%)
Investment Company (4.6%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (p) (Cost $20,018)	20,018,066	20,018
Total Investments (100.0%) (Cost $587,329)		433,296
Liabilities in Excess of Other Assets (0.0%)		(159)
Net Assets (100%)		$433,137

16	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Portfolio of Investments (cont’d)

U.S. Small Cap Value Portfolio

(a)	Non-income producing security.
(p)	See Note G within the Notes to Financial Statements regarding investment in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.
REIT	Real Estate Investment Trust

Portfolio Composition

Classification	Percentage of Total Investments
Financial Services	20.9%
Consumer Discretionary	16.9
Technology	14.3
Materials & Processing	12.7
Health Care	12.5
Producer Durables	7.5
Utilities	5.1
Other*	5.5
Short-Term Investment	4.6
Total Investments	100.0%

*                 Industries and/or investment types which do not appear in the above table, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.	17

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Portfolio of Investments

Value Portfolio

	Shares	Value (000)
Common Stocks (94.9%)
Consumer Discretionary (16.7%)
Comcast Corp., Class A	380,100	$5,184
Home Depot, Inc.	49,600	1,169
J.C. Penney Co., Inc.	39,800	799
Liberty Media Corp. - Entertainment, Class A (a)	76,700	1,530
Liberty Media Corp. - Interactive, Class A (a)	124,600	361
Lowe’s Cos., Inc.	56,100	1,024
Macy’s, Inc.	85,600	762
News Corp., Class B	194,600	1,498
Target Corp.	13,500	464
Time Warner, Inc.	157,133	3,033
Viacom, Inc., Class B (a)	265,750	4,619
		20,443
Consumer Staples (15.5%)
Altria Group, Inc.	61,500	985
Cadbury plc ADR	106,792	3,236
Coca-Cola Co. (The)	50,300	2,211
CVS Caremark Corp.	52,200	1,435
Dr. Pepper Snapple Group, Inc. (a)	49,044	829
Kimberly-Clark Corp.	8,200	378
Kraft Foods, Inc.	117,550	2,620
Philip Morris International, Inc.	31,800	1,132
Sara Lee Corp.	78,600	635
Unilever N.V. (NY Shares)	116,700	2,287
Wal-Mart Stores, Inc.	61,700	3,215
		18,963
Energy (2.7%)
BP plc ADR	14,300	573
ConocoPhillips	13,400	525
Halliburton Co.	81,600	1,262
Total S.A. ADR	20,100	986
		3,346
Financials (20.0%)
Aflac, Inc.	14,700	285
Bank of America Corp.	191,921	1,309
Bank of New York Mellon Corp. (The)	143,546	4,055
Barclays plc ADR	10,100	86
Berkshire Hathaway, Inc., Class B (a)	500	1,410
Chubb Corp.	150,180	6,356
Goldman Sachs Group, Inc. (The)	6,700	710
JPMorgan Chase & Co.	105,500	2,804
MetLife, Inc.	50,000	1,139
PNC Financial Services Group, Inc.	33,500	981
Torchmark Corp.	28,800	755
Travelers Cos., Inc. (The)	66,615	2,707
U.S. Bancorp	42,800	625
Wells Fargo & Co.	87,400	1,245
		24,467
Health Care (16.4%)
Abbott Laboratories	20,400	973
Boston Scientific Corp. (a)	178,100	1,416
Bristol-Myers Squibb Co.	156,100	3,422
Cardinal Health, Inc.	75,700	2,383
Eli Lilly & Co.	45,900	1,534
GlaxoSmithKline plc ADR	16,800	522
Pfizer, Inc.	176,600	2,405
Roche Holding AG ADR	25,000	860
Schering-Plough Corp.	132,800	3,128
UnitedHealth Group, Inc.	29,400	615
WellPoint, Inc. (a)	18,200	691
Wyeth	48,800	2,100
		20,049
Industrials (1.5%)
Emerson Electric Co.	20,300	580
General Electric Co.	119,300	1,206
		1,786
Information Technology (12.8%)
Cisco Systems, Inc. (a)	88,400	1,482
Computer Sciences Corp. (a)	9,927	366
Dell, Inc. (a)	217,571	2,063
eBay, Inc. (a)	216,100	2,714
Flextronics International Ltd (a)	52,500	152
Hewlett-Packard Co.	38,100	1,221
Intel Corp.	101,300	1,525
International Business Machines Corp.	19,800	1,918
KLA-Tencor Corp.	42,300	846
Microsoft Corp.	44,000	808
Telefonaktiebolaget LM Ericsson ADR	81,200	657
Time Warner Cable, Inc.	39,456	979
Western Union Co. (The)	23,300	293
Yahoo!, Inc. (a)	45,600	584
		15,608
Materials (4.7%)
Alcoa, Inc.	176,300	1,294
E.I. du Pont de Nemours & Co.	67,100	1,498
International Paper Co.	415,293	2,924
		5,716
Telecommunication Services (4.6%)
AT&T, Inc.	84,900	2,140
Verizon Communications, Inc.	115,900	3,500
		5,640
Total Common Stocks (Cost $173,019)		116,018
Short-Term Investment (4.8%)
Investment Company (4.8%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (p) (Cost $5,838)	5,838,072	5,838
Total Investments (99.7%) (Cost $178,857)		121,856
Other Assets in Excess of Liabilities (0.3%)		325
Net Assets (100%)		$122,181

18	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Portfolio of Investments (cont’d)

Value Portfolio

(a)                                  Non-income producing security.

(p)                                 See Note G within the Notes to Financial Statements regarding investment in Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class.

ADR                     American Depositary Receipt

Portfolio Composition

Classification	Percentage of Total Investments
Financials	20.1%
Consumer Discretionary	16.8
Health Care	16.4
Consumer Staples	15.6
Information Technology	12.8
Other*	13.5
Short-Term Investment	4.8
Total Investments	100.0%

*                 Industries and/or investment types which do not appear in the above table, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.	19

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Portfolio of Investments

Core Fixed Income Portfolio

	Face Amount (000)		Value (000)
Fixed Income Securities (100.4%)
Agency Adjustable Rate Mortgages (0.5%)
Government National Mortgage Association, Various Pools:
4.63%, 8/20/25 - 9/20/27	$78		$79
5.38%, 2/20/25 - 6/20/25	382		391
			470
Agency Fixed Rate Mortgages (49.7%)
Federal Home Loan Mortgage Corp., Conventional Pools:
10.00%, 10/1/12 - 11/1/20	9		10
11.50%, 8/1/19	12		13
Gold Pools:
4.50%, 9/1/38 - 12/1/38	711		727
5.00%, 10/1/35	2,339		2,419
5.50%, 5/1/37 - 10/1/37	7,271		7,554
6.00%, 5/1/37 - 8/1/37	5,654		5,919
6.50%, 2/1/29 - 10/1/37	750		792
7.50%, 2/1/30 - 11/1/31	233		253
8.00%, 10/1/29 - 10/1/31	122		133
8.50%, 3/1/30	26		28
10.00%, 6/1/17 - 3/1/21	48		54
April TBA:
4.50%, 4/15/39 (i)	275		281
5.00%, 4/15/39 (i)	3,100		3,197
Federal National Mortgage Association, Conventional Pools:
5.00%, 2/1/36 - 3/1/39	6,504		6,721
5.50%, 4/1/34 - 8/1/38	6,777		7,048
6.50%, 7/1/29 - 10/1/38	2,377		2,515
7.00%, 10/1/31 - 12/1/31	6		7
7.50%, 7/1/29 - 6/1/32	339		367
8.00%, 11/1/29 - 6/1/31	296		322
8.50%, 5/1/23 - 7/1/31	311		340
9.00%, 4/1/26	220		242
9.50%, 2/1/20 - 8/1/21	128		144
10.00%, 8/1/18	3		3
10.50%, 10/1/18	12		14
11.00%, 9/1/19 - 9/1/20	27		31
11.50%, 11/1/19	24		27
April TBA:
4.00%, 4/25/24 (i)	2,075		2,110
4.50%, 4/25/24 (i)	1,850		1,905
5.00%, 4/25/24 (i)	1,850		1,918
Government National Mortgage Association, Various Pools:
5.50%, 2/15/39	620		646
10.00%, 9/15/18 - 4/15/20	19		21
10.50%, 11/15/14 - 7/15/21	20		23
11.00%, 12/15/09 - 9/15/10	1		1
11.50%, 4/15/13 - 8/15/13	19		21
12.00%, 12/15/12 - 3/15/14	5		6
April TBA:
4.50%, 4/15/39 (i)	2,025		2,072
5.50%, 4/15/39 (i)	2,325		2,420
			50,304
Asset Backed Securities (2.4%)
Capital Auto Receivables Asset Trust,
0.57%, 4/15/11 (h)	726		710
0.62%, 7/15/10 (h)	530		509
4.98%, 5/15/11	573		574
Capital One Auto Finance Trust,
5.07%, 7/15/11	281		275
GS Auto Loan Trust,
5.37%, 12/15/10	322		324
			2,392
Collateralized Mortgage Obligations — Agency Collateral Series (0.2%)
Federal Home Loan Mortgage Corp., IO STRIPS
8.00%, 1/1/28 (d)	35		5
Federal National Mortgage Association, IO REMIC
6.50%, 2/25/33 (d)	142		13
REMIC
5.00%, 6/25/35	160		160
Government National Mortgage Association, Inv Fl IO
7.02%, 9/16/31 (d)	50		4
7.39%, 12/16/25 (d)	327		35
7.44%, 9/16/27 (d)	162		17
7.96%, 9/20/30 (d)	55		5
			239
Commercial Mortgage Backed Securities (1.8%)
Banc of America Commercial Mortgage, Inc.,
5.45%, 1/15/49	300		222
5.74%, 2/10/51 (h)	400		285
Citigroup Commercial Mortgage Trust,
5.70%, 12/10/49 (h)	635		438
Gemsco Mortgage Pass Through Certificate,
8.70%, 11/25/10 (d)(l)	—	@	—	@
Greenwich Capital Commercial Funding Corp.,
5.44%, 3/10/39	275		199
GS Mortgage Securities Corp. II,
5.56%, 11/10/39	200		151
JPMorgan Chase Commercial Mortgage Securities Corp.,
5.75%, 2/12/49 (h)	125		89
5.82%, 6/15/49 (h)	650		449
			1,833
Finance (7.8%)
Ace INA Holding, Inc.,
5.60%, 5/15/15	100		93
AIG SunAmerica Global Financing VI,
6.30%, 5/10/11 (e)	365		278

20	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Portfolio of Investments (cont’d)

Core Fixed Income Portfolio

	Face Amount (000)	Value (000)
Finance (cont’d)
Bank of America Corp.,
5.75%, 12/1/17	$1,005	$845
Bank of New York Mellon Corp. (The),
4.50%, 4/1/13	115	114
5.13%, 8/27/13	200	205
Bear Stearns Cos. LLC (The),
6.40%, 10/2/17	25	24
7.25%, 2/1/18	170	176
Berkshire Hathaway Finance Corp.,
5.40%, 5/15/18	340	338
Catlin Insurance Co., Ltd.,
7.25%, (e)(h)(o)	355	96
Chubb Corp.,
5.75%, 5/15/18	60	59
Citigroup, Inc.,
5.88%, 5/29/37 (c)	250	193
6.13%, 11/21/17 - 5/15/18 (c)	245	212
Credit Suisse USA, Inc.,
5.13%, 8/15/15	105	98
Credit Suisse, New York,
5.00%, 5/15/13	80	78
General Electric Capital Corp.,
5.63%, 5/1/18	100	87
Goldman Sachs Group, Inc. (The),
6.15%, 4/1/18	645	590
HBOS plc,
6.75%, 5/21/18 (e)	340	263
HSBC Finance Corp.,
6.38%, 10/15/11	190	164
6.75%, 5/15/11	235	210
JPMorgan Chase & Co.,
4.75%, 5/1/13 (c)	390	379
6.00%, 1/15/18	285	288
Nationwide Building Society,
4.25%, 2/1/10 (e)	210	208
NYSE Euronext,
4.80%, 6/28/13	135	135
Platinum Underwriters Finance, Inc.,
7.50%, 6/1/17	265	169
Popular North America, Inc.,
5.65%, 4/15/09	310	310
Prudential Financial, Inc.,
6.63%, 12/1/37	225	122
Sovereign Bancorp,
1.46%, 3/23/10 (h)	495	452
Travelers Cos., Inc. (The),
5.80%, 5/15/18	175	170
Two-Rock Pass Through Trust,
2.17%, (e)(h)(o)	315	1
UBS AG,
5.88%, 12/20/17	135	116
Wachovia Capital Trust III,
5.80%, (h)(o)	385	139
Wachovia Corp.,
5.50%, 5/1/13	80	74
WellPoint, Inc.,
7.00%, 2/15/19	45	45
Wells Fargo & Co.,
5.63%, 12/11/17	600	548
Western Union Co. (The),
6.50%, 2/26/14	100	102
Xlliac Global Funding,
4.80%, 8/10/10 (e)	580	490
		7,871
Industrials (17.9%)
Altria Group, Inc.,
9.25%, 8/6/19 (c)	125	134
America West Airlines LLC,
7.10%, 4/2/21	448	284
Amgen, Inc.,
5.70%, 2/1/19	185	188
5.85%, 6/1/17	220	226
Anheuser-Busch InBev Worldwide, Inc.,
7.20%, 1/15/14 (c)(e)	205	215
Apache Corp.,
6.90%, 9/15/18	30	33
Arcelor Mittal,
6.13%, 6/1/18	185	134
Archer-Daniels-Midland Co.,
5.45%, 3/15/18	145	145
AstraZeneca plc,
5.90%, 9/15/17 (c)	130	138
AT&T, Inc.,
6.15%, 9/15/34	200	176
6.30%, 1/15/38	435	383
BAT International Finance plc,
9.50%, 11/15/18 (e)	165	188
Baxter International, Inc.,
4.63%, 3/15/15	95	97
Biogen Idec, Inc.,
6.88%, 3/1/18	165	157
Boeing Co.,
6.00%, 3/15/19	95	98
BP Capital Markets plc,
3.88%, 3/10/15 (c)	80	80
4.75%, 3/10/19	210	207
Bristol-Myers Squibb Co.,
5.45%, 5/1/18	190	195
Brookfield Asset Management, Inc.,
5.80%, 4/25/17	115	78
7.13%, 6/15/12	215	178
Canadian National Railway Co.,
5.55%, 5/15/18	115	118

The accompanying notes are an integral part of the financial statements.	21

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Portfolio of Investments (cont’d)

Core Fixed Income Portfolio

	Face Amount (000)	Value (000)
Industrials (cont’d)
Chevron Corp.,
4.95%, 3/3/19	$200	$205
Cisco Systems, Inc.,
4.95%, 2/15/19	175	172
5.90%, 2/15/39	70	65
Coca-Cola Co. (The),
4.88%, 3/15/19	170	172
Comcast Corp.,
5.70%, 5/15/18 (c)	360	338
6.50%, 1/15/17 (c)	300	298
ConAgra Foods, Inc.,
8.25%, 9/15/30	285	306
Conoco Phillips,
5.20%, 5/15/18	235	233
CVS Pass-Through Trust,
6.04%, 12/10/28 (e)	365	275
Daimler Finance North America LLC,
8.50%, 1/18/31	215	193
Delhaize America, Inc.,
5.88%, 2/1/14	125	125
9.00%, 4/15/31	75	80
Deutsche Telekom International Finance B.V.,
8.75%, 6/15/30	110	118
Devon Financing Corp. ULC,
7.88%, 9/30/31	175	179
Diageo Capital plc,
7.38%, 1/15/14	170	187
E.I. Du Pont de Nemours & Co.,
6.00%, 7/15/18	130	131
Emerson Electric Co.,
4.88%, 10/15/19	165	167
EnCana Corp.,
5.90%, 12/1/17	95	90
France Telecom S.A.,
8.50%, 3/1/31	90	114
General Electric Co.,
5.25%, 12/6/17	1,045	968
General Mills, Inc.,
5.65%, 2/15/19	300	306
GlaxoSmithKline Capital, Inc.,
5.65%, 5/15/18	140	144
Grupo Televisa S.A.,
6.00%, 5/15/18	120	109
Harley-Davidson Funding Corp.,
6.80%, 6/15/18 (e)	160	104
Hewlett-Packard Co.,
4.75%, 6/2/14	140	141
5.50%, 3/1/18	65	67
Home Depot, Inc.,
5.40%, 3/1/16	270	243
Honeywell International, Inc.,
5.30%, 3/1/18 (c)	125	128
International Business Machines Corp.,
8.00%, 10/15/38 (c)	100	119
John Deere Capital Corp.,
5.75%, 9/10/18	200	190
KLA-Tencor Corp.,
6.90%, 5/1/18	190	150
Koninklijke Philips Electronics N.V.,
5.75%, 3/11/18	190	187
Kraft Foods, Inc.,
6.13%, 2/1/18 - 8/23/18	270	271
6.75%, 2/19/14	45	49
Kroger Co. (The),
5.00%, 4/15/13	150	151
6.40%, 8/15/17	50	51
LG Electronics, Inc.,
5.00%, 6/17/10 (e)	175	166
McDonald’s Corp.,
5.00%, 2/1/19	70	73
Medco Health Solutions, Inc.,
7.13%, 3/15/18	185	184
Monsanto Co.,
5.13%, 4/15/18 (c)	105	106
News America, Inc.,
6.90%, 3/1/19 (e)	220	206
Norfolk Southern Corp.,
5.75%, 1/15/16 (e)	55	55
Novartis Capital Corp.,
4.13%, 2/10/14	230	235
Oracle Corp.,
5.75%, 4/15/18	185	193
Parker Hannifin Corp.,
5.50%, 5/15/18	60	59
Pearson Dollar Finance Two plc,
6.25%, 5/6/18 (c)(e)	130	113
Petro-Canada,
6.05%, 5/15/18	60	52
Pfizer, Inc.,
6.20%, 3/15/19	410	438
Philip Morris International, Inc.,
5.65%, 5/16/18	175	174
President and Fellows of Harvard College,
6.00%, 1/15/19 (e)	290	313
Procter & Gamble Co. (The),
4.60%, 1/15/14	95	101
Questar Market Resources, Inc.,
6.80%, 4/1/18	225	202
Rio Tinto Finance USA Ltd.,
6.50%, 7/15/18	95	83
Roche Holdings, Inc.,
6.00%, 3/1/19 (e)	350	361

22	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Portfolio of Investments (cont’d)

Core Fixed Income Portfolio

	Face Amount (000)	Value (000)
Industrials (cont’d)
Telecom Italia Capital S.A.,
4.00%, 1/15/10	$100	$98
7.00%, 6/4/18	265	241
Telefonica Europe B.V.,
8.25%, 9/15/30	350	386
Time Warner Cable, Inc.,
6.75%, 7/1/18	340	319
8.25%, 4/1/19	70	72
8.75%, 2/14/19	200	213
Time Warner, Inc.,
5.88%, 11/15/16	155	147
Transocean, Inc.,
6.00%, 3/15/18	140	132
Tyco Electronics Group S.A.,
5.95%, 1/15/14	490	402
Union Pacific Corp.,
6.13%, 2/15/20 (c)	50	49
7.88%, 1/15/19	210	232
UnitedHealth Group, Inc.,
6.00%, 2/15/18 (c)	185	178
Verizon Communications, Inc.,
5.50%, 2/15/18	415	396
8.95%, 3/1/39	145	167
Verizon Wireless Capital LLC,
5.55%, 2/1/14 (e)	150	150
Viacom, Inc.,
6.88%, 4/30/36	165	121
Vivendi,
6.63%, 4/4/18 (e)	260	239
Vodafone Group plc,
5.63%, 2/27/17 (c)	65	65
Walgreen Co.,
5.25%, 1/15/19	210	211
Wal-Mart Stores, Inc.,
4.13%, 2/1/19 (c)	340	329
4.25%, 4/15/13	150	158
Weatherford International Ltd.,
6.00%, 3/15/18	130	106
Wyeth,
5.45%, 4/1/17	25	25
5.50%, 2/15/16	25	26
Xerox Corp.,
6.35%, 5/15/18	140	104
XTO Energy, Inc.,
5.50%, 6/15/18	170	158
		18,116
Mortgages — Other (0.0%)
Deutsche ALT-A Securities NIM Trust, 6.75%, 2/25/47 (d)(e)	27	—@
Sovereign (0.6%)
Federative Republic of Brazil,
6.00%, 1/17/17	435	436
Korea Railroad Corp.,
5.38%, 5/15/13 (e)	230	202
		638
U.S. Agency Securities (4.6%)
Federal Home Loan Mortgage Corp.,
4.88%, 6/13/18	1,495	1,661
5.13%, 11/17/17	780	872
Federal National Mortgage Association,
5.00%, 5/11/17	600	667
5.38%, 6/12/17	1,300	1,453
		4,653
U.S. Treasury Securities (11.5%)
U.S. Treasury Bond Coupon STRIPS,
Zero Coupon, 11/15/19 - 11/15/21	12,865	8,363
U.S. Treasury Bond Principal STRIPS, Zero Coupon, 11/15/21	5,025	3,182
U.S. Treasury Note,
2.75%, 2/15/19 (c)	137	138
		11,683
Utilities (3.4%)
Alabama Power Co.,
5.80%, 11/15/13	105	113
Carolina Power & Light Co.,
5.13%, 9/15/13	170	177
CenterPoint Energy Resources Corp.,
6.25%, 2/1/37	135	90
7.88%, 4/1/13	85	87
E.ON International Finance B.V.,
5.80%, 4/30/18 (e)	260	256
EDF S.A.,
6.50%, 1/26/19 (e)	295	305
Enterprise Products Operating LLC,
6.50%, 1/31/19	160	147
Equitable Resources, Inc.,
6.50%, 4/1/18	85	75
FPL Group Capital, Inc.,
6.00%, 3/1/19	125	128
Georgia Power Co.,
6.00%, 11/1/13	75	81
Kinder Morgan Energy Partners LP,
5.95%, 2/15/18	220	201
NiSource Finance Corp.,
1.82%, 11/23/09 (h)	25	24
6.80%, 1/15/19	170	137
Ohio Edison Co.,
6.40%, 7/15/16	180	172

The accompanying notes are an integral part of the financial statements.	23

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Portfolio of Investments (cont’d)

Core Fixed Income Portfolio

	Face Amount (000)	Value (000)
Utilities (cont’d)
Ohio Power Co.,
6.00%, 6/1/16	$130	$125
Pacificorp.,
5.50%, 1/15/19	45	46
Peco Energy Co.,
5.35%, 3/1/18	120	117
Plains All American Pipeline LP/PAA Finance Corp.,
6.70%, 5/15/36	390	283
PPL Energy Supply LLC,
6.30%, 7/15/13	165	165
Public Service Co. of Colorado,
5.80%, 8/1/18	25	26
6.25%, 9/1/37	90	94
Public Service Electric & Gas Co.,
5.00%, 1/1/13 (c)	100	102
Texas Eastern Transmission LP,
7.00%, 7/15/32	115	105
Union Electric Co.,
6.70%, 2/1/19	115	110
Virginia Electric & Power Co.,
8.88%, 11/15/38	200	245
		3,411
Total Fixed Income Securities (Cost $102,305)		101,610

	No. of Contracts
Call Options Purchased (0.1%)
EuroDollar 2-Year Mid-Curve Call @ $97.75, expiring 9/11/09 (a) (Cost $193)	249	159

	Shares
Short-Term Investments (22.9%)
Securities held as Collateral on Loaned Securities (2.5%)
Investment Company (2.0%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (p)	2,068,187	2,068

	Face Amount (000)
Repurchase Agreement (0.5%)
Credit Suisse Securities USA LLC, 0.28%, dated 3/31/09, due 4/1/09, repurchase price $452; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Fixed Rate Mortgages: rates ranging from 4.50% to 5.50%, due 11/1/33 to 4/1/39, valued at $461.	$452	452
		2,520

	Shares
Investment Company (3.0%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (p)	3,041,373	3,041

	Face Amount (000)
U.S. Agency Securities (8.9%)
Federal Home Loan Bank,
0.05%, 4/20/09 (t)	$2,000	2,000
Federal National Mortgage Association,
0.18%, 5/18/09 (t)	2,000	2,000
0.30%, 6/10/09 (t)	5,000	4,998
		8,998
U.S. Treasury Security (8.5%)
U.S. Treasury Bill, 0.14%, 5/15/09 (j)(r)	8,594	8,593
Total Short-Term Investments (Cost $23,151)		23,152
Total Investments (123.4%) (Cost $125,649) — including $2,469 of Securities Loaned		124,921
Liabilities in Excess of Other Assets (-23.4%)		(23,687)
Net Assets (100%)		$101,234

(a)	Non-income producing security.
(c)	All or a portion of security on loan at March 31, 2009.
(d)

At March 31, 2009, the Portfolio held approximately $79,000 of fair valued securities, representing 0.1% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Trustees.

(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on March 31, 2009.
(i)	Security is subject to delayed delivery.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(l)	Security has been deemed illiquid at March 31, 2009.
(o)

Perpetual — Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate. The interest shown is the rate in effect at March 31, 2009.

(p)	See Note G within the Notes to Financial Statements regarding investment in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.
(r)	Rate shown is the yield to maturity at March 31, 2009.
(t)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
@	Face Amount/Value is less than $500.
Inv Fl	Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at March 31, 2009.
IO	Interest Only
REMIC	Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

24	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Portfolio of Investments (cont’d)

Core Fixed Income Portfolio

Futures Contracts:
The Portfolio had the following futures contract(s) open at period end:
	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Long:
90 Day EuroDollar	14	$ 3,431	Mar-11	$ 14
90 Day EuroDollar	6	1,468	Jun-11	6
90 Day EuroDollar	6	1,465	Sep-11	6
90 Day EuroDollar	6	1,461	Dec-11	5
U.S. Treasury 2 yr. Note	133	28,979	Jun-09	109
U.S. Treasury 5 yr. Note	124	14,727	Jun-09	181
Short:
90 Day EuroDollar	8	1,946	Mar-12	(1)
U.S. Treasury 10 yr. Note	141	17,495	Jun-09	(363)
U.S. Treasury Long Bond	11	1,427	Jun-09	(23)
				$ (66)

Options Written:

The Portfolio had the following option(s) written open at period end:

	Number of Contracts	Premiums Received (000)	Value (000)
Call Option Written:
EuroDollar 2-Year Mid- Curve Call @ $98.50, expiring 9/11/09	249	$31	$20

The accompanying notes are an integral part of the financial statements.	25

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Portfolio of Investments (cont’d)

Core Fixed Income Portfolio

Zero Coupon Swap Contracts
The Portfolio had the following zero coupon swap agreement(s) open at period end:

Swap Counterparty	Notional Amount (000)	Floating Rate Index	Pay/Receive Floating Rate	Termination Date	Unrealized Appreciation (Depreciation) (000)
Bank of America	$3,805	3 Month LIBOR	Pay	5/17/21	$ 12

Barclays Capital	1,457	3 Month LIBOR	Receive	11/15/19	(224)
	2,380	3 Month LIBOR	Pay	11/15/19	5
	5,025	3 Month LIBOR	Pay	11/15/21	33
	2,775	3 Month LIBOR	Receive	11/15/21	(507)

JPMorgan Chase	2,139	3 Month LIBOR	Receive	5/15/21	(396)
	3,720	3 Month LIBOR	Receive	11/15/21	(644)
					$(1,721)

LIBOR — London Inter Bank Offer Rate

Portfolio Composition*

Classification	Percentage of Total Investments
Agency Fixed Rate Mortgages	41.1%
Industrials	14.8
U.S. Treasury Securities	9.5
Finance	6.4
Other**	11.3
Short-Term Investments	16.9
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as collateral on Loaned Securities) as of March 31, 2009.
**

Industries and/or investment types which do not appear in the above table, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

26	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Portfolio of Investments

Core Plus Fixed Income Portfolio

	Face Amount (000)		Value (000)
Fixed Income Securities (104.3%)
Agency Adjustable Rate Mortgages (0.7%)
Government National Mortgage Association, Various Pools:
4.13%, 10/20/25 - 11/20/25	$27		$28
4.63%, 7/20/25 - 9/20/27	636		642
5.38%, 1/20/25 - 6/20/25	6,658		6,821
			7,491
Agency Fixed Rate Mortgages (52.0%)
Federal Home Loan Mortgage Corp., Conventional Pools:
10.00%, 10/1/10 - 11/1/20	796		902
10.50%, 9/1/09 - 10/1/20	135		153
11.00%, 12/1/10 - 9/1/20	174		199
11.25%, 10/1/11 - 12/1/15	74		85
11.50%, 1/1/11 - 12/1/11	1		1
11.75%, 4/1/19	4		4
12.00%, 10/1/09 - 2/1/15	3		3
13.00%, 6/1/19	2		2
14.75%, 3/1/10	—	@	—	@
Gold Pools:
4.50%, 5/1/23	11,138		11,478
5.00%, 1/1/37	20,180		20,868
5.50%, 1/1/37 - 10/1/37	76,827		79,817
6.00%, 4/1/36 - 8/1/38	24,404		25,547
6.50%, 3/1/16 - 8/1/33	1,158		1,232
7.00%, 6/1/28 - 11/1/31	293		318
7.50%, 8/1/22 - 10/1/32	2,710		2,937
8.00%, 1/1/30 - 12/1/31	1,273		1,387
8.50%, 3/1/20 - 8/1/31	1,992		2,177
9.00%, 7/1/17	358		393
9.50%, 1/1/21 - 12/1/22	367		408
10.00%, 6/1/17 - 3/1/21	243		277
10.50%, 12/1/20 - 4/1/21	110		126
April TBA:
4.50%, 4/15/39 (i)	10,225		10,439
5.00%, 4/15/39 (i)	26,075		26,894
Federal National Mortgage Association, Conventional Pools:
5.00%, 10/1/35 - 11/1/37	45,965		47,507
5.50%, 6/1/35 - 8/1/38	35,663		37,087
6.00%, 1/1/38 - 5/1/38	26,441		27,651
6.50%, 11/1/23 - 1/1/38	56,564		59,816
7.00%, 11/1/13 - 1/1/34	2,114		2,277
7.50%, 7/1/27 - 8/1/37	4,311		4,646
8.00%, 2/1/12 - 9/1/32	3,450		3,750
8.50%, 1/1/15 - 9/1/31	4,298		4,706
9.00%, 9/1/17 - 1/1/22	459		505
9.50%, 11/1/13 - 4/1/30	3,049		3,399
10.00%, 11/1/18 - 10/1/25	375		417
10.50%, 5/1/12 - 7/1/25	475		544
11.00%, 7/1/20 - 11/1/20	62		68
11.50%, 1/1/13 - 11/1/15	19		20
12.00%, 11/1/15	107		124
12.50%, 9/1/15 - 2/1/16	14		16
April TBA:
4.00%, 4/25/24 (i)	20,825		21,176
4.50%, 4/25/24 (i)	6,425		6,616
5.00%, 4/25/24 - 4/25/39 (i)	43,625		45,096
5.50%, 4/25/39 (i)	24,600		25,534
Government National Mortgage Association, Various Pools:
5.50%, 2/15/39	5,256		5,479
9.50%, 8/15/09 - 9/15/09	3		3
10.00%, 11/15/09 - 9/15/20	56		61
10.50%, 9/15/15 - 3/15/21	197		221
11.00%, 1/15/10 - 11/20/19	150		167
11.50%, 4/15/13 - 11/15/15	61		69
12.00%, 3/15/11 - 5/15/15	35		40
12.50%, 6/15/10	2		2
April TBA:
4.50%, 4/15/39 (i)	20,350		20,820
5.50%, 4/15/39 (i)	27,975		29,116
			532,580
Asset Backed Securities (2.6%)
Capital Auto Receivables Asset Trust,
0.57%, 4/15/11 (h)	11,877		11,622
0.62%, 7/15/10 - 5/15/11 (h)	13,318		12,954
Contimortgage Home Equity Trust,
8.10%, 8/15/25	68		59
First Franklin Mortgage Loan Asset Backed Certificates,
0.57%, 7/25/36 (h)	500		491
Mid-State Trust,
8.33%, 4/1/30	58		50
Residential Asset Mortgage Products, Inc.,
0.59%, 8/25/36 (h)	1,622		1,565
			26,741
Collateralized Mortgage Obligations — Agency Collateral Series (0.6%)
Federal Home Loan Mortgage Corp., Inv Fl IO REMIC
6.94%, 8/15/30 (d)	164		12
IO STRIPS
7.50%, 12/1/29 (d)	285		36
8.00%, 1/1/28 - 6/1/31 (d)	2,080		279
PAC REMIC
9.50%, 4/15/20	2		3
Federal National Mortgage Association, Inv Fl IO REMIC
7.98%, 7/25/30 (d)	3,115		283
78.19%, 9/25/22 (d)	73		77
Inv Fl REMIC
61.04%, 9/25/20	37		66
IO PAC REMIC
8.00%, 9/18/27 (d)	1,144		167

The accompanying notes are an integral part of the financial statements.	27

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Collateralized Mortgage Obligations — Agency Collateral Series (cont’d)
IO REMIC
6.00%, 7/25/33 (d)	$3,032	$240
6.50%, 2/25/33 (d)	1,423	128
IO STRIPS
6.50%, 9/1/29 - 12/1/29 (d)	5,655	847
8.00%, 4/1/24 - 6/1/30 (d)	3,907	537
8.50%, 10/1/25 (d)	218	28
9.00%, 11/1/26 (d)	344	48
REMIC
7.00%, 9/25/32	2,552	2,723
Government National Mortgage Association, Inv Fl IO
7.59%, 5/16/31 (d)	4,992	531
7.64%, 8/16/31 (d)	1,598	156
		6,161
Collateralized Mortgage Obligations — Non Agency Collateral Series (0.0%)
Kidder Peabody Mortgage Assets Trust, IO
9.50%, 4/22/18	2	—	@
Commercial Mortgage Backed Securities (1.6%)
Banc of America Commercial Mortgage, Inc.,
5.45%, 1/15/49 (c)	2,625	1,940
5.74%, 2/10/51 (h)	3,269	2,332
Citigroup Commercial Mortgage Trust,
5.70%, 12/10/49 (h)	4,725	3,261
Greenwich Capital Commercial Funding Corp.,
5.44%, 3/10/39	3,965	2,869
GS Mortgage Securities Corp. II,
5.56%, 11/10/39	2,100	1,583
JPMorgan Chase Commercial Mortgage Securities Corp.,
5.75%, 2/12/49 (h)	825	585
5.82%, 6/15/49 (h)	5,375	3,714
		16,284
Finance (6.3%)
Ace INA Holding, Inc.,
5.60%, 5/15/15	875	817
AIG SunAmerica Global Financing VI,
6.30%, 5/10/11 (e)	3,082	2,350
American Express Credit Corp.,
7.30%, 8/20/13	1,775	1,649
Bank of America Corp.,
5.75%, 12/1/17 (c)	3,510	2,952
Bank of New York Mellon Corp. (The),
4.50%, 4/1/13	1,755	1,741
5.13%, 8/27/13	1,460	1,496
Bear Stearns Cos. LLC (The),
5.55%, 1/22/17	1,210	1,019
7.25%, 2/1/18	2,320	2,400
Berkshire Hathaway Finance Corp.,
5.40%, 5/15/18	2,555	2,542
Caterpillar Financial Services Corp.,
4.90%, 8/15/13	740	705
Catlin Insurance Co., Ltd.,
7.25%, (e)(h)(o)	3,970	1,077
Chubb Corp.,
5.75%, 5/15/18	475	470
Citigroup, Inc.,
5.88%, 5/29/37	2,815	2,168
Credit Suisse USA, Inc.,
5.13%, 8/15/15	930	864
Credit Suisse, New York,
5.00%, 5/15/13	630	609
Farmers Exchange Capital,
7.05%, 7/15/28 (e)	100	61
Farmers Insurance Exchange,
8.63%, 5/1/24 (e)	4,255	2,693
General Electric Capital Corp.,
5.63%, 5/1/18	2,645	2,304
Goldman Sachs Group, Inc. (The),
6.15%, 4/1/18	6,565	6,007
HBOS plc,
6.75%, 5/21/18 (e)	2,800	2,163
HSBC Finance Corp.,
6.75%, 5/15/11	735	655
JPMorgan Chase & Co.,
6.00%, 1/15/18	2,460	2,489
Merrill Lynch & Co., Inc.,
6.88%, 4/25/18	4,240	3,321
MetLife, Inc.,
6.13%, 12/1/11	45	45
6.82%, 8/15/18	1,595	1,371
Nationwide Building Society,
4.25%, 2/1/10 (e)	2,180	2,160
NYSE Euronext,
4.80%, 6/28/13	1,355	1,355
Pelican Homestead & Savings Association,
9.36%, 10/1/07 (d)(l)	18	18
Platinum Underwriters Finance, Inc.,
7.50%, 6/1/17	3,015	1,917
Prudential Financial, Inc.,
6.63%, 12/1/37	1,840	998
SLM Corp.,
4.00%, 1/15/10	770	650
Travelers Cos., Inc. (The),
5.80%, 5/15/18	1,445	1,404
Two-Rock Pass Through Trust,
2.17%, (e)(h)(o)	2,930	4
UBS AG,
5.88%, 12/20/17	1,100	948

28	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Finance (cont’d)
Wachovia Capital Trust III,
5.80%, (h)(o)	$3,995	$1,439
Wachovia Corp.,
5.50%, 5/1/13	1,095	1,011
WellPoint, Inc.,
7.00%, 2/15/19	385	386
Wells Fargo & Co.,
5.63%, 12/11/17	3,485	3,185
Western Union Co. (The),
6.50%, 2/26/14	1,030	1,051
Xlliac Global Funding,
4.80%, 8/10/10 (e)	4,560	3,854
		64,348
Industrials (18.0%)
Altria Group, Inc.,
9.25%, 8/6/19 (c)	1,115	1,194
Amgen, Inc.,
5.70%, 2/1/19	1,745	1,776
5.85%, 6/1/17	2,000	2,051
Anheuser-Busch InBev Worldwide, Inc.,
7.20%, 1/15/14 (c)(e)	1,675	1,757
Apache Corp.,
6.90%, 9/15/18	270	295
ArcelorMittal,
6.13%, 6/1/18	1,890	1,370
Archer-Daniels-Midland Co.,
5.45%, 3/15/18	1,330	1,333
AstraZeneca plc,
5.90%, 9/15/17 (c)	1,355	1,437
AT&T Corp.,
8.00%, 11/15/31 (c)	2,515	2,739
AT&T, Inc.,
6.15%, 9/15/34	2,300	2,021
BAT International Finance plc,
9.50%, 11/15/18 (e)	1,475	1,679
Baxter International, Inc.,
4.63%, 3/15/15	695	708
Biogen Idec, Inc.,
6.88%, 3/1/18	1,420	1,353
Boeing Co.,
6.00%, 3/15/19	995	1,024
Bristol-Myers Squibb Co.,
5.45%, 5/1/18	1,835	1,886
Brookfield Asset Management, Inc.,
5.80%, 4/25/17	1,605	1,085
7.13%, 6/15/12	1,810	1,503
Canadian National Railway Co.,
5.55%, 5/15/18	940	964
Chevron Corp.,
4.95%, 3/3/19	2,030	2,079
Cisco Systems, Inc.,
4.95%, 2/15/19 (c)	1,525	1,503
5.90%, 2/15/39	655	604
Coca-Cola Co. (The),
4.88%, 3/15/19	1,595	1,615
Comcast Corp.,
5.70%, 5/15/18 (c)	3,145	2,955
ConAgra Foods, Inc.,
7.00%, 10/1/28	565	548
8.25%, 9/15/30	1,080	1,158
Conoco Phillips,
5.20%, 5/15/18	1,980	1,964
5.75%, 2/1/19	480	484
Consumers Energy Co.,
4.00%, 5/15/10	1,410	1,402
Cooper U.S., Inc.,
5.25%, 11/15/12	1,955	2,013
COX Communications, Inc.,
8.38%, 3/1/39 (e)	1,080	1,016
CRH America, Inc.,
6.00%, 9/30/16	1,945	1,373
CVS Pass-Through Trust,
6.04%, 12/10/28 (e)	3,586	2,702
Daimler Finance North America LLC,
7.20%, 9/1/09	25	25
8.50%, 1/18/31	1,790	1,604
Delhaize America, Inc.,
9.00%, 4/15/31	2,296	2,446
Deutsche Telekom International Finance B.V.,
8.75%, 6/15/30	1,160	1,242
Devon Financing Corp. ULC,
7.88%, 9/30/31	1,535	1,573
Diageo Capital plc,
5.75%, 10/23/17	1,440	1,470
7.38%, 1/15/14	840	924
Dr. Pepper Snapple Group, Inc.,
6.82%, 5/1/18	1,270	1,201
Duke University,
5.15%, 4/1/19	1,585	1,593
E.I. Du Pont de Nemours & Co.,
6.00%, 7/15/18	1,090	1,096
Emerson Electric Co.,
4.88%, 10/15/19	1,230	1,246
EnCana Corp.,
5.90%, 12/1/17	955	903
FBG Finance Ltd.,
5.13%, 6/15/15 (e)	1,905	1,624
Fiserve, Inc.,
6.80%, 11/20/17	695	651
France Telecom S.A.,
8.50%, 3/1/31	905	1,144

The accompanying notes are an integral part of the financial statements.	29

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

	Face Amount	Value
	(000)	(000)
Industrials (cont’d)
Gaz Capital S.A.,
6.51%, 3/7/22 (e)	$575	$374
General Electric Co.,
5.25%, 12/6/17	8,235	7,629
General Mills, Inc.,
5.25%, 8/15/13 (c)	955	987
5.65%, 2/15/19	2,085	2,127
GlaxoSmithKline Capital, Inc.,
5.65%, 5/15/18	1,320	1,356
Grupo Televisa S.A.,
6.00%, 5/15/18	1,260	1,148
Harley-Davidson Funding Corp.,
6.80%, 6/15/18 (e)	1,335	867
Hewlett-Packard Co.,
4.75%, 6/2/14	1,390	1,407
5.50%, 3/1/18	735	755
Home Depot, Inc.,
5.40%, 3/1/16	2,130	1,917
Honeywell International, Inc.,
5.30%, 3/1/18 (c)	1,025	1,049
Hospira, Inc.,
1.71%, 3/30/10 (h)	3,845	3,587
International Business Machines Corp.,
7.63%, 10/15/18	510	586
8.00%, 10/15/38 (c)	370	441
John Deere Capital Corp.,
5.75%, 9/10/18	1,360	1,294
KLA-Tencor Corp.,
6.90%, 5/1/18	1,540	1,219
Koninklijke Philips Electronics N.V.,
5.75%, 3/11/18	1,940	1,911
Kraft Foods, Inc.,
6.13%, 2/1/18 - 8/23/18	2,295	2,305
6.75%, 2/19/14	325	352
7.00%, 8/11/37	285	283
Kroger Co. (The),
6.40%, 8/15/17	1,495	1,537
LG Electronics, Inc.,
5.00%, 6/17/10 (e)	1,830	1,733
McDonald’s Corp.,
5.00%, 2/1/19	550	573
Medco Health Solutions, Inc.,
7.13%, 3/15/18	1,797	1,786
MGM Mirage,
6.00%, 10/1/09 (c)	2,075	1,131
13.00%, 11/15/13 (e)	1,430	1,072
Monsanto Co.,
5.13%, 4/15/18 (c)	840	850
News America, Inc.,
6.90%, 3/1/19 (e)	2,220	2,075
Norfolk Southern Corp.,
5.75%, 1/15/16 (e)	920	926
Novartis Capital Corp.,
4.13%, 2/10/14 (c)	2,080	2,128
Oracle Corp.,
5.75%, 4/15/18	1,915	2,002
Parker Hannifin Corp.,
5.50%, 5/15/18	975	955
Pearson Dollar Finance Two plc,
6.25%, 5/6/18 (c)(e)	1,035	901
Petro-Canada,
6.05%, 5/15/18	415	357
Pfizer, Inc.,
6.20%, 3/15/19	4,305	4,596
Philip Morris International, Inc.,
5.65%, 5/16/18	1,760	1,752
Procter & Gamble Co. (The),
4.60%, 1/15/14	545	577
4.70%, 2/15/19 (c)	2,535	2,562
Questar Market Resources, Inc.,
6.80%, 4/1/18	1,825	1,636
Reynolds American, Inc.,
6.50%, 7/15/10	1,540	1,544
Rio Tinto Finance USA Ltd.,
6.50%, 7/15/18 (c)	960	842
Roche Holdings, Inc.,
6.00%, 3/1/19 (e)	3,675	3,790
Rogers Communications, Inc.,
6.80%, 8/15/18	1,045	1,046
Sprint Capital Corp.,
8.75%, 3/15/32	1,505	1,016
Systems 2001 Asset Trust LLC,
6.66%, 9/15/13 (e)	2,528	2,376
Telecom Italia Capital S.A.,
4.00%, 1/15/10	1,135	1,118
7.00%, 6/4/18	2,550	2,315
Telefonica Europe B.V.,
8.25%, 9/15/30	3,140	3,462
Time Warner Cable, Inc.,
6.75%, 7/1/18	3,765	3,540
8.25%, 4/1/19 (c)	965	993
8.75%, 2/14/19 (c)	1,240	1,319
Time Warner, Inc.,
5.88%, 11/15/16 (c)	1,785	1,692
Transocean, Inc.,
6.00%, 3/15/18	1,445	1,364
Tyco Electronics Group S.A.,
5.95%, 1/15/14	2,630	2,158
Union Pacific Corp.,
5.45%, 1/31/13	1,275	1,279
6.13%, 2/15/20 (c)	1,455	1,419

30	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

	Face Amount	Value
	(000)	(000)
Industrials (cont’d)
UnitedHealth Group, Inc.,
6.00%, 2/15/18	$1,960	$1,886
Verizon Communications, Inc.,
5.50%, 2/15/18	1,245	1,188
6.35%, 4/1/19	2,130	2,108
8.95%, 3/1/39	930	1,072
Verizon Wireless Capital LLC,
5.55%, 2/1/14 (e)	2,505	2,510
Viacom, Inc.,
6.88%, 4/30/36	1,515	1,108
Vivendi,
6.63%, 4/4/18 (e)	2,470	2,268
Vodafone Group plc,
5.63%, 2/27/17	1,055	1,047
Walgreen Co.,
5.25%, 1/15/19 (c)	1,745	1,753
Wal-Mart Stores, Inc.,
4.13%, 2/1/19 (c)	2,275	2,205
4.25%, 4/15/13 (c)	2,325	2,448
Weatherford International Ltd.,
6.00%, 3/15/18	1,265	1,034
Wyeth,
5.45%, 4/1/17	310	311
Xerox Corp.,
6.35%, 5/15/18	1,275	951
XTO Energy, Inc.,
5.50%, 6/15/18	1,880	1,749
Yum! Brands, Inc.,
6.25%, 3/15/18	530	495
8.88%, 4/15/11	1,170	1,249
		183,731
Mortgages — Other (0.8%)
American Express Co.,
9.63%, 12/1/12 (d)(l)	14	14
American Housing Trust,
9.55%, 9/25/20	23	19
Countrywide Alternative Loan Trust,
1.02%, 6/25/47 (d)(h)	8,072	697
Deutsche ALT-A Securities NIM Trust,
6.75%, 2/25/47 (d)(e)	152	1
Indymac Index Mortgage Loan Trust,
0.62%, 2/25/37 (c)(h)	8,400	5,077
Mastr Adjustable Rate Mortgages Trust,
2.57%, 4/25/46 (d)(h)	3,265	334
Ryland Acceptance Corp. IV,
6.65%, 7/1/11	12	11
Structured Adjustable Rate Mortgage Loan Trust,
0.82%, 9/25/34 (h)	850	514
Structured Asset Mortgage Investments, Inc.,
0.80%, 7/25/46 (d)(h)	8,369	970
WaMu Mortgage Pass Through Certificates,
0.78%, 10/25/45 (d)(h)	233	191
0.79%, 4/25/45 (h)	35	11
		7,839
Sovereign (0.5%)
Federative Republic of Brazil,
6.00%, 1/17/17	3,645	3,654
Korea Railroad Corp.,
5.38%, 5/15/13 (e)	1,230	1,078
		4,732
U.S. Agency Securities (4.4%)
Federal Home Loan Mortgage Corp.,
4.88%, 6/13/18	27,740	30,820
5.13%, 11/17/17	4,600	5,141
6.75%, 3/15/31	5,500	7,360
Federal National Mortgage Association,
5.38%, 6/12/17	1,830	2,047
		45,368
U.S. Treasury Securities (13.0%)
U.S. Treasury Bond Coupon STRIPS,
Zero Coupon, 11/15/19 - 11/15/21 (c)	96,285	63,678
U.S. Treasury Bond Principal STRIPS,
Zero Coupon, 11/15/21 (c)	38,610	24,449
U.S. Treasury Bonds,
3.50%, 2/15/39 (c)	30,030	29,683
7.25%, 8/15/22	7,000	9,889
U.S. Treasury Notes,
4.00%, 8/15/18 (c)	9	10
4.75%, 8/15/17 (c)	4,730	5,534
		133,243
Utilities (3.8%)
AES Corp. (The),
8.75%, 5/15/13 (e)	2,145	2,124
Alabama Power Co.,
5.80%, 11/15/13 (c)	935	1,005
Carolina Power & Light Co.,
5.30%, 1/15/19	580	588
CenterPoint Energy Resources Corp.,
6.25%, 2/1/37	1,130	749
7.88%, 4/1/13	730	748
Colorado Interstate Gas Co.,
6.80%, 11/15/15	149	140
Detroit Edison Co. (The),
6.13%, 10/1/10	1,285	1,324
E.ON International Finance B.V.,
5.80%, 4/30/18 (c)(e)	3,220	3,173
EDF S.A.,
6.50%, 1/26/19 (e)	3,015	3,112
Enterprise Products Operating LLC,
6.50%, 1/31/19	1,605	1,477

The accompanying notes are an integral part of the financial statements.	31

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

	Face Amount	Value
	(000)	(000)
Utilities (cont’d)
Equitable Resources, Inc.,
6.50%, 4/1/18	$1,560	$1,379
FPL Group Capital, Inc.,
6.00%, 3/1/19	1,145	1,174
Georgia Power Co.,
6.00%, 11/1/13	370	401
Kinder Morgan Finance Co. ULC,
5.70%, 1/5/16	2,070	1,749
NiSource Finance Corp.,
6.80%, 1/15/19	1,400	1,127
7.88%, 11/15/10	3,590	3,529
Ohio Edison Co.,
6.40%, 7/15/16	1,730	1,651
Ohio Power Co.,
6.00%, 6/1/16	1,220	1,175
Pacificorp.,
5.50%, 1/15/19	335	344
Peco Energy Co.,
5.35%, 3/1/18	1,195	1,161
Plains All American Pipeline LP/PAA Finance Corp.,
6.70%, 5/15/36	2,850	2,068
PPL Energy Supply LLC,
6.30%, 7/15/13	1,380	1,382
Progress Energy, Inc.,
7.05%, 3/15/19 (c)	980	1,000
Public Service Co. of Colorado,
6.50%, 8/1/38	1,290	1,389
Texas Eastern Transmission LP,
7.00%, 7/15/32	1,060	970
Union Electric Co.,
6.40%, 6/15/17	1,280	1,232
Virginia Electric & Power Co.,
8.88%, 11/15/38	2,150	2,636
		38,807
Total Fixed Income Securities (Cost $1,109,204)		1,067,325

	No. of Contracts
Call Options Purchased (0.2%)
EuroDollar 2-Year Mid-Curve Call @ $97.75, expiring 9/11/09 (a) (Cost $1,565)	2,023	1,290

	Shares
Short-Term Investments (19.4%)
Securities held as Collateral on Loaned Securities (3.3%)
Investment Company (2.7%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (p)	27,869,393	27,869

	Face Amount (000)
Repurchase Agreement (0.6%)
Credit Suisse Securities USA LLC, 0.28%, dated 3/31/09, due 4/1/09, repurchase price $6,088; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Fixed Rate Mortgages: rates ranging from 4.50% to 5.50%, due 11/1/33 to 4/1/39, valued at $6,210.	$6,088	6,088
		33,957

	Shares
Investment Company (0.7%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (p)	7,206,333	7,206

	Face Amount (000)
U.S. Agency Securities (5.9%)
Federal Home Loan Bank,
0.10%, 5/21/09 (t)	$15,500	15,497
Federal National Mortgage Association,
0.18%, 5/18/09 (t)	30,000	29,995
0.30%, 6/10/09 (t)	15,000	14,995
		60,487
U.S. Treasury Securities (9.5%)
U.S. Treasury Bills,
0.14%, 5/15/09 - 5/21/09 (r)	96,940	96,923
		96,923
Total Short-Term Investments (Cost $198,569)		198,573
Total Investments (123.9%) (Cost $1,309,338) — including $39,425 of Securities Loaned		1,267,188
Liabilities in Excess of Other Assets (-23.9%)		(244,115)
Net Assets (100%)		$1,023,073

(a)	Non-income producing security.
(c)	All or a portion of security on loan at March 31, 2009.
(d)

At March 31, 2009, the Portfolio held approximately $5,594,000 of fair valued securities, representing 0.5% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Trustee.

(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on March 31, 2009.
(i)	Security is subject to delayed delivery.
(l)	Security has been deemed illiquid at March 31, 2009.

32	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

(o)

Perpetual — Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate. The interest shown is the rate in effect at March 31, 2009.

(p)	See Note G within the Notes to Financial Statements regarding investment in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.
(r)	Rate shown is the yield to maturity at March 31, 2009.
(t)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
@	Face Amount/Value is less than $500.
Inv Fl	Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at March 31, 2009.
IO	Interest Only
PAC	Planned Amortization Class
REMIC	Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Long:
90 Day EuroDollar	130	$ 31,860	Mar-11	$129
90 Day EuroDollar	61	14,920	Jun-11	62
90 Day EuroDollar	61	14,890	Sep-11	61
90 Day EuroDollar	61	14,857	Dec-11	57
U.S. Treasury 2 yr. Note	770	167,776	Jun-09	601
U.S. Treasury 5 yr. Note	1,201	142,638	Jun-09	1,647
Short:
90 Day EuroDollar	69	16,782	Mar-12	(6)
U.S. Treasury 10 yr. Note	1,041	129,165	Jun-09	(3,135)
U.S. Treasury Long Bond	285	36,965	Jun-09	(329)
				$(913)

Options Written:

The Portfolio had the following option(s) written open at period end:

	Number of Contracts	Premiums Received (000)	Value (000)

Call Option Written:
EuroDollar 2-Year Mid-Curve Call @ $98.50, expiring 9/11/09	2,023	$251	$164

The accompanying notes are an integral part of the financial statements.	33

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

Zero Coupon Swap Contracts

The Portfolio had the following zero coupon swap agreement(s) open at period end:

Swap Counterparty	Notional Amount (000)	Floating Rate Index	Pay/Receive Floating Rate	Termination Date	Unrealized Appreciation (Depreciation) (000)
Bank of America	$29,465	3 Month LIBOR	Pay	5/17/21	$91
	33,410	3 Month LIBOR	Pay	11/15/21	111

Barclays Capital	20,454	3 Month LIBOR	Receive	11/15/19	(3,146)
	2,275	3 Month LIBOR	Pay	11/15/21	15
	21,318	3 Month LIBOR	Receive	11/15/21	(3,899)

JPMorgan Chase	16,561	3 Month LIBOR	Receive	5/15/21	(3,065)
	18,604	3 Month LIBOR	Receive	11/15/21	(3,222)
					$(13,115)

LIBOR — London Inter Bank Offer Rate

Portfolio Composition*

Classification	Percentage of Total Investments
Agency Fixed Rate Mortgages	43.2%
Industrials	14.9
U.S. Treasury Securities	10.8
Finance	5.2
Other**	12.5
Short-Term Investments	13.4
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as collateral on Loaned Securities) as of March 31, 2009.
**

Industries and/or investment types which do not appear in the above table, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

34	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Portfolio of Investments

Intermediate Duration Portfolio

	Face Amount	Value
	(000)	(000)
Fixed Income Securities (97.9%)
Agency Fixed Rate Mortgages (5.0%)
Federal Home Loan Mortgage Corp., Conventional Pools:
11.00%, 7/1/13	$ 1	$ 1
Gold Pools:
7.00%, 1/1/30	32	35
7.50%, 8/1/30	2	2
8.00%, 7/1/30 - 9/1/31	150	163
9.50%, 12/1/22	13	14
10.00%, 6/1/17	11	13
Federal National Mortgage Association, Conventional Pools:
6.50%, 7/1/30 - 5/1/33	294	313
7.00%, 11/1/32	7	8
7.50%, 8/1/29 - 2/1/32	124	134
8.00%, 4/1/31 - 9/1/31	62	67
9.50%, 12/1/17 - 12/1/21	290	323
10.00%, 7/1/18 - 2/1/21	7	8
April TBA:
5.00%, 4/25/39 (i)	3,100	3,199
5.50%, 4/25/39 (i)	2,500	2,595
Government National Mortgage Association, Various Pools:
9.50%, 11/15/16 - 1/15/19	51	56
10.00%, 4/15/16 - 11/15/19	39	43
10.50%, 2/15/18	4	4
11.00%, 3/15/10 - 9/15/15	15	17
11.50%, 6/15/13	2	2
12.00%, 5/15/14	6	7
		7,004
Asset Backed Securities (1.2%)
Capital Auto Receivables Asset Trust,
0.62%, 7/15/10 (h)	410	394
4.98%, 5/15/11	483	484
Capital One Auto Finance Trust,
5.07%, 7/15/11	135	132
GS Auto Loan Trust,
5.37%, 12/15/10	229	230
Harley-Davidson Motorcycle Trust,
4.07%, 2/15/12	68	67
Residential Asset Mortgage Products, Inc.,
0.61%, 10/25/36 (h)	106	98
SLM Student Loan Trust,
1.15%, 10/27/14 (h)	253	252
		1,657
Collateralized Mortgage Obligations — Agency Collateral Series (0.2%)
Federal Home Loan Mortgage Corp., IO REMIC
7.00%, 2/15/32 (d)	62	7
IO STRIPS
6.50%, 8/1/28 (d)	241	26
Federal National Mortgage Association, REMIC
5.00%, 6/25/35	237	237
Government National Mortgage Association, Inv Fl IO
7.39%, 12/16/25 (d)	126	13
7.44%, 9/16/27 - 5/16/32 (d)	158	16
		299
Finance (10.6%)
Ace INA Holding, Inc.,
5.60%, 5/15/15	205	191
AIG SunAmerica Global Financing VI,
6.30%, 5/10/11 (e)	545	416
American Express Credit Corp.,
7.30%, 8/20/13	205	190
American General Finance Corp.,
4.63%, 5/15/09	235	220
Bank of America Corp.,
5.65%, 5/1/18	970	811
5.75%, 12/1/17	490	412
Bank of New York Mellon Corp. (The),
4.50%, 4/1/13	235	233
5.13%, 8/27/13	330	338
Bear Stearns Cos. LLC (The),
6.40%, 10/2/17	425	414
7.25%, 2/1/18	255	264
Berkshire Hathaway Finance Corp.,
5.40%, 5/15/18	380	378
Caterpillar Financial Services Corp.,
4.90%, 8/15/13	60	57
Catlin Insurance Co., Ltd.,
7.25%, (e)(h)(o)	150	41
Chubb Corp.,
5.75%, 5/15/18	55	54
Citigroup, Inc.,
6.13%, 11/21/17 - 5/15/18	865	750
Credit Suisse USA, Inc.,
5.13%, 8/15/15	85	79
Credit Suisse, New York,
5.00%, 5/15/13	170	164
6.00%, 2/15/18	320	280
General Electric Capital Corp.,
1.36%, 3/12/10 (h)	515	494
4.75%, 9/15/14	95	88
5.63%, 5/1/18	1,215	1,058
Goldman Sachs Group, Inc. (The),
6.15%, 4/1/18	1,450	1,327
6.25%, 9/1/17	670	622
HBOS plc,
6.75%, 5/21/18 (e)	320	247
HSBC Finance Corp.,
5.50%, 1/19/16	480	361
6.75%, 5/15/11	285	254

The accompanying notes are an integral part of the financial statements.	35

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Portfolio of Investments (cont’d)

Intermediate Duration Portfolio

	Face Amount	Value
	(000)	(000)
Finance (cont’d)
John Hancock Global Funding II,
7.90%, 7/2/10 (e)	$ 715	$ 736
JPMorgan Chase & Co.,
4.75%, 5/1/13	535	519
6.00%, 1/15/18	425	430
Merrill Lynch & Co., Inc.,
6.88%, 4/25/18	725	568
MetLife, Inc.,
6.82%, 8/15/18	155	133
Nationwide Building Society,
4.25%, 2/1/10 (e)	305	302
NYSE Euronext,
4.80%, 6/28/13	315	315
Popular North America, Inc.,
5.65%, 4/15/09	155	155
Sovereign Bancorp,
1.46%, 3/23/10 (h)	425	388
Travelers Cos., Inc. (The),
5.80%, 5/15/18	175	170
Two-Rock Pass Through Trust,
2.17%, (e)(h)(o)	290	—	@
Wachovia Corp.,
5.50%, 5/1/13	135	125
WellPoint, Inc.,
7.00%, 2/15/19	50	50
Wells Fargo & Co.,
5.63%, 12/11/17	735	672
Western Union Co. (The),
6.50%, 2/26/14	140	143
Xlliac Global Funding,
4.80%, 8/10/10 (e)	395	334
		14,783
Industrials (16.9%)
America West Airlines LLC,
7.10%, 4/2/21	213	135
Amgen, Inc.,
5.70%, 2/1/19	40	41
5.85%, 6/1/17	285	292
Apache Corp.,
6.90%, 9/15/18	50	55
ArcelorMittal,
6.13%, 6/1/18	300	217
Archer-Daniels-Midland Co.,
5.45%, 3/15/18	210	211
AstraZeneca plc,
5.90%, 9/15/17	195	207
6.45%, 9/15/37	10	10
AT&T Corp.,
8.00%, 11/15/31	95	103
AT&T, Inc.,
5.10%, 9/15/14	605	607
5.30%, 11/15/10	160	165
6.55%, 2/15/39	235	214
BAT International Finance plc,
9.50%, 11/15/18 (e)	200	228
Baxter International, Inc.,
4.00%, 3/1/14	45	46
4.63%, 3/15/15	160	163
5.38%, 6/1/18	140	144
Biogen Idec, Inc.,
6.88%, 3/1/18	225	214
Boeing Co.,
6.00%, 3/15/19	85	87
BP Capital Markets plc,
3.88%, 3/10/15	430	432
Bristol-Myers Squibb Co.,
5.45%, 5/1/18	375	385
Brookfield Asset Management, Inc.,
5.80%, 4/25/17	30	20
7.13%, 6/15/12	300	249
Canadian National Railway Co.,
5.55%, 5/15/18 - 3/1/19	130	134
Chevron Corp.,
4.95%, 3/3/19	325	333
Cisco Systems, Inc.,
4.95%, 2/15/19	280	276
Coca-Cola Co. (The),
4.88%, 3/15/19	205	208
Comcast Corp.,
5.70%, 5/15/18	475	446
6.50%, 1/15/15 - 1/15/17	345	343
ConocoPhillips,
5.20%, 5/15/18	415	412
5.75%, 2/1/19	520	524
Consumers Energy Co.,
4.00%, 5/15/10	100	99
Cooper U.S., Inc.,
5.25%, 11/15/12	225	232
CVS Caremark Corp.,
5.75%, 8/15/11 - 6/1/17	130	132
6.60%, 3/15/19	45	45
CVS Pass-Through Trust,
6.04%, 12/10/28 (e)	199	150
Deutsche Telekom International Finance B.V.,
8.50%, 6/15/10	435	455
Devon Energy Corp.,
6.30%, 1/15/19	200	195
E.I. Du Pont de Nemours & Co.,
6.00%, 7/15/18	115	116
Emerson Electric Co.,
4.88%, 10/15/19	165	167

36	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Portfolio of Investments (cont’d)

Intermediate Duration Portfolio

	Face Amount	Value
	(000)	(000)
Industrials (cont’d)
EnCana Corp.,
5.90%, 12/1/17	$ 130	$ 123
FBG Finance Ltd.,
5.13%, 6/15/15 (e)	255	217
FedEx Corp.,
5.50%, 8/15/09	145	146
France Telecom S.A.,
7.75%, 3/1/11	290	311
General Electric Co.,
5.25%, 12/6/17	915	848
General Mills, Inc.,
5.25%, 8/15/13	165	171
5.65%, 2/15/19	350	357
GlaxoSmithKline Capital, Inc.,
5.65%, 5/15/18	380	390
Grupo Televisa S.A.,
6.00%, 5/15/18	220	200
Harley-Davidson Funding Corp.,
6.80%, 6/15/18 (e)	70	46
Hewlett-Packard Co.,
4.75%, 6/2/14	165	167
5.50%, 3/1/18	110	113
Home Depot, Inc.,
5.40%, 3/1/16	360	324
Honeywell International, Inc.,
5.30%, 3/1/18	190	195
International Business Machines Corp.,
7.63%, 10/15/18	200	230
John Deere Capital Corp.,
5.75%, 9/10/18	140	133
KLA-Tencor Corp.,
6.90%, 5/1/18	190	150
Koninklijke Philips Electronics N.V.,
5.75%, 3/11/18	295	291
Kraft Foods, Inc.,
6.13%, 8/23/18	355	356
6.75%, 2/19/14	10	11
Kroger Co. (The),
5.00%, 4/15/13	100	100
6.40%, 8/15/17	30	31
LG Electronics, Inc.,
5.00%, 6/17/10 (e)	140	133
Medco Health Solutions, Inc.,
7.13%, 3/15/18	270	268
Monsanto Co.,
5.13%, 4/15/18	50	51
Norfolk Southern Corp.,
5.75%, 1/15/16 (e)	140	141
Oracle Corp.,
5.75%, 4/15/18	345	361
Parker Hannifin Corp.,
5.50%, 5/15/18	85	83
Pearson Dollar Finance Two plc,
6.25%, 5/6/18 (e)	145	126
Petro-Canada,
6.05%, 5/15/18	75	65
Philip Morris International, Inc.,
5.65%, 5/16/18	295	294
Questar Market Resources, Inc.,
6.80%, 4/1/18	235	211
Rio Tinto Finance USA Ltd.,
6.50%, 7/15/18	155	136
Systems 2001 Asset Trust LLC,
6.66%, 9/15/13 (e)	189	177
Telecom Italia Capital S.A.,
4.00%, 1/15/10	335	330
4.95%, 9/30/14	50	43
7.00%, 6/4/18	120	109
Time Warner Cable, Inc.,
6.75%, 7/1/18	470	442
8.25%, 4/1/19	130	134
8.75%, 2/14/19	230	244
Time Warner, Inc.,
5.88%, 11/15/16	550	521
Transocean, Inc.,
6.00%, 3/15/18	190	179
Tyco Electronics Group S.A.,
5.95%, 1/15/14	65	53
Union Pacific Corp.,
7.88%, 1/15/19	450	497
United Parcel Service, Inc.,
5.13%, 4/1/19	400	403
UnitedHealth Group, Inc.,
6.00%, 2/15/18	185	178
Valero Energy Corp.,
3.50%, 4/1/09	205	205
Verizon Communications, Inc.,
5.50%, 2/15/18	305	291
6.35%, 4/1/19	705	698
Verizon Global Funding Corp.,
7.25%, 12/1/10	140	148
Viacom, Inc.,
5.75%, 4/30/11	300	292
Vivendi,
6.63%, 4/4/18 (e)	285	262
Vodafone Group plc,
5.63%, 2/27/17	280	278
Walgreen Co.,
5.25%, 1/15/19	260	261
Wal-Mart Stores, Inc.,
4.13%, 2/1/19	310	300
4.25%, 4/15/13	315	332
Weatherford International Ltd.,
6.00%, 3/15/18	145	119

The accompanying notes are an integral part of the financial statements.	37

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Portfolio of Investments (cont’d)

Intermediate Duration Portfolio

	Face Amount	Value
	(000)	(000)
Industrials (cont’d)
Wyeth,
5.45%, 4/1/17	$ 770	$ 772
5.50%, 2/15/16	45	46
Xerox Corp.,
6.35%, 5/15/18	205	153
XTO Energy, Inc.,
5.50%, 6/15/18	290	270
6.50%, 12/15/18	40	40
Yum! Brands, Inc.,
6.25%, 3/15/18	220	206
8.88%, 4/15/11	125	133
		23,387
Mortgages — Other (0.2%)
Deutsche ALT-A Securities NIM Trust,
6.75%, 2/25/47 (d)(e)	12	—	@
Indymac Index Mortgage Loan Trust,
0.62%, 2/25/37 (h)	549	332
		332
Sovereign (1.1%)
Federative Republic of Brazil,
6.00%, 1/17/17	435	436
Korea Railroad Corp.,
5.38%, 5/15/13 (e)	245	215
Province of Quebec Canada,
6.13%, 1/22/11	550	587
United Mexican States,
5.63%, 1/15/17	270	265
		1,503
U.S. Agency Securities (8.4%)
Federal Home Loan Bank,
5.00%, 11/17/17	760	832
Federal Home Loan Mortgage Corp.,
4.88%, 6/13/18	5,263	5,847
5.00%, 4/18/17	1,580	1,729
5.50%, 8/23/17	2,000	2,276
Federal National Mortgage Association,
5.38%, 6/12/17	820	917
		11,601
U.S. Treasury Securities (51.5%)
U.S. Treasury Bond Coupon STRIPS,
Zero Coupon, 11/15/19 - 11/15/22	22,795	15,114
U.S. Treasury Bond,
4.50%, 2/15/36	150	173
U.S. Treasury Notes,
0.88%, 12/31/10 - 3/31/11	41,000	41,085
1.50%, 12/31/13	2,245	2,240
1.75%, 1/31/14 - 3/31/14	8,130	8,168
2.75%, 2/15/19	2,733	2,749
4.00%, 8/15/18	1,708	1,898
		71,427
Utilities (2.8%)
Carolina Power & Light Co.,
5.13%, 9/15/13	245	256
CenterPoint Energy Resources Corp.,
7.88%, 4/1/13	100	102
Columbus Southern Power Co.,
4.40%, 12/1/10	100	98
Detroit Edison Co. (The),
6.13%, 10/1/10	155	160
E.ON International Finance B.V.,
5.80%, 4/30/18 (e)	510	503
EDF S.A.,
6.50%, 1/26/19 (e)	430	444
Enterprise Products Operating LLC,
6.50%, 1/31/19	215	198
Equitable Resources, Inc.,
6.50%, 4/1/18	80	71
FPL Group Capital, Inc.,
6.00%, 3/1/19	150	154
Kinder Morgan Energy Partners LP,
5.95%, 2/15/18	110	100
NiSource Finance Corp.,
1.82%, 11/23/09 (h)	165	157
6.80%, 1/15/19	185	149
Ohio Edison Co.,
6.40%, 7/15/16	255	243
Ohio Power Co.,
6.00%, 6/1/16	85	82
Peco Energy Co.,
5.35%, 3/1/18	140	136
PPL Energy Supply LLC,
6.30%, 7/15/13	145	145
Public Service Co. of Colorado,
5.80%, 8/1/18	170	179
Public Service Electric & Gas Co.,
5.00%, 1/1/13	145	148
Union Electric Co.,
6.70%, 2/1/19	195	186
Virginia Electric and Power Co.,
5.40%, 4/30/18	400	401
		3,912
Total Fixed Income Securities (Cost $136,811)		135,905

	No. of Contracts
Call Options Purchased (0.1%)
EuroDollar 2-Year Mid-Curve Call @ $97.75, expiring 9/11/09 (a) (Cost $191)	248	158

38	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Portfolio of Investments (cont’d)

Intermediate Duration Portfolio

	Shares	Value (000)
Short-Term Investments (7.8%)
Investment Company (0.3%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (p)	433,689	$ 434

	Face Amount (000)
U.S. Agency Securities (4.1%)
Federal Home Loan Bank,
0.20%, 4/8/09 (t)	$ 1,200	1,200
Federal Home Loan Mortgage Corp.,
0.18%, 4/1/09 (t)	4,500	4,500
		5,700
U.S. Treasury Security (3.4%)
U.S. Treasury Bill,
0.14%, 5/15/09 (j)(r)	4,672	4,671
Total Short-Term Investments (Cost $10,805)		10,805
Total Investments (105.8%) (Cost $147,807)		146,868
Liabilities in Excess of Other Assets (-5.8%)		(8,106)
Net Assets (100%)		$138,762

(a)	Non-income producing security.
(d)

At March 31, 2009, the Portfolio held approximately $62,000 of fair valued securities, representing less than 0.05% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Trustees.

(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on March 31, 2009.
(i)	Security is subject to delayed delivery.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(o)

Perpetual — Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate. The interest shown is the rate in effect at March 31, 2009.

(p)	See Note G within the Notes to Financial Statements regarding investment in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.
(r)	Rate shown is the yield to maturity at March 31, 2009.
(t)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
@	Face Amount/Value is less than $500.
Inv Fl	Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at March 31, 2009.
IO	Interest Only
REMIC	Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Long:
90 Day EuroDollar	17	$ 4,166	Mar-11	$ 17
90 Day EuroDollar	9	2,201	Jun-11	9
90 Day EuroDollar	9	2,197	Sep-11	9
90 Day EuroDollar	9	2,192	Dec-11	9
U.S. Treasury 2 yr. Note	46	10,023	Jun-09	50
U.S. Treasury 5 yr. Note	223	26,485	Jun-09	444
Short:
90 Day EuroDollar	8	1,946	Mar-12	(1)
U.S. Treasury 10 yr. Note	111	13,772	Jun-09	(359)
U.S. Treasury Long Bond	67	8,690	Jun-09	(35)
				$ 143

Options Written:

The Portfolio had the following option(s) written open at period end:

	Number of Contracts	Premiums Received (000)	Value (000)

Call Option Written:
EuroDollar 2-Year Mid- Curve Call @ $98.50, expiring 9/11/09	248	$31	$20

The accompanying notes are an integral part of the financial statements.	39

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Portfolio of Investments (cont’d)

Intermediate Duration Portfolio

Credit Default Swap Contracts

The Portfolio had the following credit default swap agreement(s) open at period end:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Upfront Payments (000)	Unrealized Appreciation (Depreciation) (000)	Credit Rating of Issuer*
JPMorgan Chase Dow Jones CDX North America Investment Grade Index, Series 11	Sell	$9,000	1.50%	12/20/13	$195	$(134)	Baa2/BBB

*Credit rating as issued by Standard and Poor’s.

Zero Coupon Swap Contracts

The Portfolio had the following zero coupon swap agreement(s) open at period end:

Swap Counterparty	Notional Amount (000)	Floating Rate Index	Pay/Receive Floating Rate	Termination Date	Unrealized Appreciation (Depreciation) (000)
Bank of America	$2,750	3 Month LIBOR	Pay	5/17/21	$ 8

Barclays Capital	2,960	3 Month LIBOR	Receive	11/15/19	(455)
	4,835	3 Month LIBOR	Pay	11/15/19	11

Deutsche Bank	1,934	3 Month LIBOR	Receive	11/15/21	(288)

JPMorgan Chase	1,354	3 Month LIBOR	Receive	11/15/19	(189)
	1,865	3 Month LIBOR	Receive	11/15/20	(329)
	3,230	3 Month LIBOR	Pay	11/15/20	15
	1,546	3 Month LIBOR	Receive	5/15/21	(286)
	2,692	3 Month LIBOR	Receive	11/15/21	(466)
	215	3 Month LIBOR	Receive	11/14/22	(43)

UBS	720	3 Month LIBOR	Receive	11/15/19	(93)
	1,150	3 Month LIBOR	Pay	11/15/19	5
					$(2,110)

LIBOR — London Inter Bank Offer Rate

Portfolio Composition

Classification	Percentage of Total Investments
U.S. Treasury Securities	48.6%
Industrials	15.9
Finance	10.1
U.S. Agency Securities	7.9
Other*	10.1
Short-Term Investments	7.4
Total Investments	100.0%

*

Industries and/or investment types which do not appear in the above table, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

40	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Portfolio of Investments

International Fixed Income Portfolio

	Face Amount		Value
	(000)		(000)
Fixed Income Securities (90.8%)
Australia (1.0%)
Queensland Treasury Corp.,
6.00%, 10/14/15	AUD	650	$ 477
Austria (2.9%)
Republic of Austria,
4.30%, 7/15/14	EUR	1,000	1,399
Belgium (2.8%)
Kingdom of Belgium,
3.50%, 3/28/11		1,000	1,374
Bermuda (0.2%)
Adecco Financial Service Bermuda Ltd. (Convertible),
Zero Coupon, 8/26/13	CHF	105	96
Brazil (1.0%)
Brazil Notas do Tesouro Nacional,Series F,
10.00%, 1/1/14	BRL	1,200	482
Canada (4.0%)
Bombardier, Inc.,
7.25%, 11/15/16	EUR	100	88
Government of Canada,
3.75%, 9/1/11	CAD	250	210
4.00%, 6/1/17		1,100	974
Quebec Province,
1.60%, 5/9/13	JPY	70,000	668
			1,940
Denmark (0.9%)
Kingdom of Denmark,
4.00%, 11/15/17	DKK	2,400	448
France (7.9%)
Air Liquide,
5.00%, 3/22/13	EUR	50	70
Compagnie de Financement Foncier,
1.25%, 12/1/11	JPY	100,000	971
Compagnie Generale des Etablissements Michelin,
6.38%, 12/3/33 (h)	EUR	300	212
Crown European Holdings S.A.,
6.25%, 9/1/11		75	97
Europcar Groupe S.A.,
5.46%, 5/15/13 (h)		150	49
France Telecom S.A.,
8.13%, 1/28/33		60	97
Government of France O.A.T.,
3.75%, 4/25/17		550	752
4.00%, 10/25/13		470	663
5.50%, 4/25/29		600	933
			3,844
Germany (9.1%)
Bundesrepublik Deutschland,
3.25%, 7/4/15	EUR	800	1,107
4.00%, 1/4/37		500	673
4.25%, 7/4/17		400	585
Grohe Holding GmbH,
5.49%, 1/15/14 (h)		50	32
Kreditanstalt fuer Wiederaufbau,
1.35%, 1/20/14	JPY	140,000	1,405
1.85%, 9/20/10		30,000	308
4.63%, 10/12/12	EUR	250	355
			4,465
Greece (2.0%)
Government of Greece,
5.25%, 5/18/12		700	966
Ireland (0.1%)
Smurfit Kappa Funding plc,
7.75%, 4/1/15		50	47
Italy (2.8%)
Italy Buoni Poliennali Del Tesoro,
4.00%, 4/15/12		500	693
4.25%, 8/1/13		500	695
			1,388
Japan (19.3%)
Development Bank of Japan,
1.60%, 6/20/14	JPY	90,000	919
1.75%, 3/17/17		40,000	413
Government of Japan,
1.00%, 12/20/12		100,000	1,023
1.20%, 6/20/11		230,000	2,362
1.40%, 9/20/15		70,000	729
1.70%, 6/20/33		85,000	799
2.40%, 3/20/34		115,000	1,238
2.50%, 9/20/36		70,000	768
Japan Finance Organization for Municipal Enterprises,
1.55%, 2/21/12		100,000	1,031
Sharp Corp. (Convertible),
Zero Coupon, 9/30/13		17,000	144
			9,426
Luxembourg (1.0%)
Fiat Finance & Trade Ltd.,
6.63%, 2/15/13	EUR	150	143
Gaz Capital S.A.,
4.56%, 12/9/12		75	81
Telecom Italia Finance S.A.,
7.75%, 1/24/33		150	186
Wind Acquisition Finance S.A.,
9.75%, 12/1/15		75	88
			498

The accompanying notes are an integral part of the financial statements.	41

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Portfolio of Investments (cont’d)

International Fixed Income Portfolio

	Face Amount			Value
	(000)			(000)
Mexico (0.4%)
Mexican Bonos,
9.50%, 12/18/14	MXN	2,800		$ 217
Multi-Country (1.0%)
European Investment Bank,
1.25%, 9/20/12	JPY	50,000		505
Netherlands (5.7%)
ABN Amro Bank N.V. (Convertible),
1.88%, 10/27/10	EUR	50		65
Government of Netherlands,
4.00%, 1/15/37		1,400		1,839
5.00%, 7/15/12		250		361
Impress Holdings B.V.,
5.74%, 9/15/13 (h)		60		62
Linde Finance B.V.,
4.75%, 4/24/17		100		123
OI European Group B.V.,
6.88%, 3/31/17		150		175
Telefonica Europe B.V.,
5.88%, 2/14/33		150		190
				2,815
Norway (1.2%)
Kingdom of Norway,
6.50%, 5/15/13	NOK	3,500		596
Poland (0.4%)
Government of Poland,
5.25%, 10/25/17	PLN	800		216
Spain (3.8%)
Government of Spain,
5.15%, 7/30/09	EUR	—	@	—	@
5.40%, 7/30/11		1,300		1,859
				1,859
Sweden (1.3%)
Government of Sweden,
4.50%, 8/12/15	SEK	3,600		489
Telefonaktiebolaget LM Ericsson,
6.75%, 11/28/10	EUR	100		133
				622
United Kingdom (10.5%)
Allied Domecq Financial Services Ltd.,
6.63%, 4/18/11	GBP	100		141
ASIF III (Jersey) Ltd.,
4.75%, 9/11/13	EUR	100		83
BAA Funding Ltd.,
4.60%, 2/15/20 (e)(h)		200		150
Barclays Bank plc,
4.25%, 10/27/11		250		350
BAT International Finance plc,
5.38%, 6/29/17		150		184
FCE Bank plc,
7.13%, 1/15/13		100		90
Imperial Tobacco Finance plc,
4.38%, 11/22/13		100		119
JTI UK Finance plc,
4.50%, 4/2/14		100		129
Lloyds TSB Bank plc,
3.75%, 11/17/11		250		346
National Grid Gas plc,
5.13%, 5/14/13		150		202
Rexam plc,
6.75%, 6/29/67 (h)		200		133
Royal Bank of Scotland plc (The),
3.75%, 11/14/11		300		416
4.13%, 11/14/11	GBP	200		301
Tesco plc,
5.88%, 9/12/16	EUR	100		137
United Kingdom Treasury Bond,
4.25%, 6/7/32	GBP	1,100		1,633
4.50%, 3/7/13		300		467
5.00%, 3/7/18		150		249
				5,130
United States (11.5%)
C10-EUR Capital (SPV) Ltd. BVI,
6.28% (h)(o)	EUR	315		113
Chesapeake Energy Corp.,
6.25%, 1/15/17		80		79
Countrywide Financial Corp.,
2.29%, 11/23/10 (h)		200		242
Goldman Sachs Group, Inc. (The),
2.24%, 5/23/16 (h)		350		326
3.50%, 12/8/11 (v)		300		411
JPMorgan Chase & Co.,
3.63%, 12/12/11 (v)		300		411
U.S. Treasury Note,
3.13%, 4/15/09		$3,600		3,605
Washington Mutual Preferred Funding LLC,
9.75% (b)(e)(o)		200		—	@
WM Covered Bond Program,
3.88%, 9/27/11	EUR	350		439
				5,626
Total Fixed Income Securities (Cost $45,063)				44,436

		Shares
Short-Term Investment (3.6%)
Investment Company (3.6%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (p) (Cost $1,763)		1,762,527		1,763
Total Investments (94.4%) (Cost $46,826)				46,199
Other Assets in Excess of Liabilities (5.6%)				2,753
Net Assets (100%)				$48,952

42	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Portfolio of Investments (cont’d)

International Fixed Income Portfolio

(b)	Issuer is in default.
(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on March 31, 2009.
(o)

Perpetual — Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate. The interest shown is the rate in effect at March 31, 2009.

(p)	See Note G within the Notes to Financial Statements regarding investment in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.
(v)	Agency Bonds — Banking (FDIC Guaranteed)
@	Face Amount/Value is less than $500.

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
AUD	405	$ 282	4/15/09	USD	260	$ 260	$ (22)
BRL	975	420	4/20/09	USD	419	419	(1)
CAD	300	238	4/15/09	USD	234	234	(4)
CAD	545	432	4/15/09	USD	424	424	(8)
CHF	25	22	4/6/09	USD	22	22	— @
CHF	85	75	4/6/09	USD	73	73	(2)
EUR	103	137	4/2/09	PLN	470	135	(2)
EUR	1,960	2,604	4/2/09	USD	2,658	2,658	54
EUR	340	452	4/2/09	USD	432	432	(20)
EUR	85	113	4/2/09	USD	116	116	3
EUR	200	265	4/2/09	USD	253	253	(12)
EUR	210	279	4/2/09	USD	264	264	(15)
EUR	1,100	1,461	4/2/09	USD	1,433	1,433	(28)
EUR	280	372	4/2/09	USD	359	359	(13)
EUR	300	399	4/2/09	USD	380	380	(19)
EUR	170	226	4/2/09	USD	231	231	5
JPY	25,000	253	4/23/09	USD	255	255	2
NOK	1,000	148	4/6/09	USD	143	143	(5)
NOK	700	104	4/6/09	USD	104	104	— @
NOK	1,000	148	5/11/09	USD	148	148	— @
PLN	470	135	4/2/09	EUR	101	134	(1)
PLN	470	136	5/7/09	EUR	103	137	1
PLN	455	131	4/2/09	USD	124	124	(7)
PLN	265	77	5/7/09	USD	79	79	2
SEK	3,825	466	4/6/09	USD	424	424	(42)
SEK	1,725	210	5/11/09	USD	210	210	— @
USD	95	95	4/6/09	CHF	110	97	2
USD	22	22	5/11/09	CHF	25	22	— @
USD	2,445	2,445	4/2/09	EUR	1,920	2,551	106
USD	1,285	1,285	4/2/09	EUR	1,000	1,329	44
USD	191	191	4/2/09	EUR	150	199	8
USD	247	247	4/2/09	EUR	190	252	5
USD	137	137	4/2/09	EUR	100	133	(4)
USD	461	461	4/2/09	EUR	365	485	24
USD	147	147	4/2/09	EUR	115	153	6
USD	811	811	4/2/09	EUR	635	844	33
USD	231	231	4/2/09	EUR	170	226	(5)
USD	108	108	5/5/09	EUR	80	106	(2)
USD	2,657	2,657	5/7/09	EUR	1,960	2,604	(53)
USD	929	929	4/20/09	GBP	675	969	40
USD	146	146	4/24/09	GBP	100	143	(3)
USD	4,220	4,220	4/23/09	JPY	415,000	4,194	(26)
USD	210	210	4/23/09	JPY	20,000	202	(8)
USD	1,308	1,308	4/23/09	JPY	125,000	1,263	(45)
USD	122	122	4/23/09	JPY	12,000	121	(1)

The accompanying notes are an integral part of the financial statements.	43

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Portfolio of Investments (cont’d)

International Fixed Income Portfolio

Foreign Currency Exchange Contract Information: (cont’d)

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
USD	509	$ 509	4/23/09	JPY	50,000	$ 505	$ (4)
USD	268	268	4/6/09	NOK	1,700	253	(15)
USD	104	104	5/11/09	NOK	700	104	— @
USD	78	78	4/2/09	PLN	265	76	(2)
USD	52	52	4/2/09	PLN	190	55	3
USD	210	210	4/6/09	SEK	1,725	210	— @
USD	248	248	4/6/09	SEK	2,100	255	7
		$ 26,826				$ 26,802	$ (24)

AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
DKK	—	Denmark Krone
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
PLN	—	Polish Zloty
SEK	—	Swedish Krona
USD	—	United States Dollar

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Long:
Euro-Bund	12	$1,984	Jun-09	$ —	@
Euro-Schatz	5	719	Jun-09	—	@
British Pound Long Gilt	8	1,414	Jun-09	17
Japan 10 yr. Bond	3	4,187	Jun-09	(33)
				$(16)

Portfolio Composition

Country	Percentage of Total Investments
Japan	20.4%
United States	12.2
United Kingdom	11.1
Germany	9.7
France	8.3
Netherlands	6.1
Other*	28.4
Short-Term Investment	3.8
Total Investments	100.0%

*

Countries and/or investment types which do not appear in the above table, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

44	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Portfolio of Investments

Investment Grade Fixed Income Portfolio

	Face Amount		Value
	(000)		(000)
Fixed Income Securities (99.1%)
Agency Adjustable Rate Mortgages (0.6%)
Government National Mortgage Association, Various Pools:
4.13%, 11/20/25	$ 96		$ 97
4.63%, 7/20/25	12		12
5.38%, 2/20/25 - 2/20/28	1,183		1,213
			1,322
Agency Fixed Rate Mortgages (51.4%)
Federal Home Loan Mortgage Corp., Conventional Pools:
10.00%, 9/1/17 - 11/1/20	20		21
11.00%, 1/1/16	5		6
13.00%, 9/1/10	—	@	—	@
Gold Pools:
4.50%, 2/1/39	1,001		1,023
5.00%, 10/1/35	4,042		4,180
5.50%, 5/1/37 - 10/1/37	11,345		11,787
6.00%, 2/1/32 - 7/1/38	2,735		2,864
6.50%, 7/1/25 - 3/1/32	334		355
7.00%, 2/1/26	13		14
7.50%, 5/1/16 - 4/1/32	810		878
8.00%, 11/1/29 - 10/1/31	256		278
8.50%, 12/1/30	66		72
10.00%, 10/1/19 - 1/1/21	34		38
10.50%, 3/1/16	15		17
April TBA:
5.00%, 4/15/39 (i)	4,200		4,332
Federal National Mortgage Association, Conventional Pools:
4.50%, 2/1/39	797		816
5.00%, 2/1/36 - 3/1/39	11,392		11,773
5.50%, 1/1/36 - 8/1/38	16,206		16,854
6.00%, 10/1/31 - 12/1/31	110		115
6.50%, 6/1/26 - 10/1/38	10,934		11,542
7.00%, 10/1/28 - 6/1/32	184		199
7.50%, 8/1/29 - 8/1/32	736		796
8.00%, 2/1/12 - 12/1/31	611		662
8.50%, 4/1/30 - 5/1/31	212		232
9.00%, 2/1/17	59		65
9.50%, 8/1/22	68		75
10.50%, 10/1/18	10		11
11.00%, 4/1/21	6		6
11.25%, 8/1/13	10		11
11.50%, 1/1/17 - 11/1/19	16		18
April TBA:
4.00%, 4/25/24 (i)	4,100		4,169
4.50%, 4/25/24 (i)	3,550		3,655
5.00%, 4/25/24 - 4/25/39 (i)	7,525		7,784
Government National Mortgage Association, Various Pools:
5.50%, 2/15/39	1,091		1,137
10.00%, 11/15/09 - 5/15/18	77		84
10.50%, 3/15/19	3		4
11.00%, 3/15/10 - 1/15/16	103		116
11.50%, 1/20/18	2		2
April TBA:
4.50%, 4/15/39 (i)	4,000		4,092
5.50%, 4/15/39 (i)	4,575		4,762
6.00%, 4/15/39 (i)	9,000		9,404
			104,249
Asset Backed Security (0.1%)
Residential Asset Securities Corp.,
0.63%, 4/25/37 (h)	190		170
Collateralized Mortgage Obligations — Agency Collateral Series (0.3%)
Federal Home Loan Mortgage Corp.,
IO STRIPS
8.00%, 1/1/28 (d)	71		10
PAC REMIC
10.00%, 6/15/20	8		9
Federal National Mortgage Association, Inv Fl IO REMIC
7.91%, 5/18/27 (d)	543		49
8.03%, 10/25/30 (d)	160		15
IO REMIC
6.50%, 2/25/33 (d)	285		25
REMIC
7.00%, 9/25/32	468		499
			607
Commercial Mortgage Backed Securities (1.6%)
Banc of America Commercial Mortgage, Inc.,
5.45%, 1/15/49	525		388
5.74%, 2/10/51 (h)	675		481
Citigroup Commercial Mortgage Trust,
5.70%, 12/10/49 (h)	1,060		731
Greenwich Capital Commercial Funding Corp.,
5.44%, 3/10/39	525		380
GS Mortgage Securities Corp. II,
5.56%, 11/10/39	350		264
JPMorgan Chase Commercial Mortgage Securities Corp.,
5.75%, 2/12/49 (h)	325		231
5.82%, 6/15/49 (h)	1,100		760
			3,235
Finance (7.7%)
Ace INA Holding, Inc.,
5.60%, 5/15/15	150		140
AIG SunAmerica Global Financing VI,
6.30%, 5/10/11 (e)	775		591
American Express Credit Corp.,
7.30%, 8/20/13	350		325
Bank of America Corp.,
5.75%, 12/1/17 (c)	1,770		1,489
Bank of New York Mellon Corp. (The),
4.50%, 4/1/13	235		233
5.13%, 8/27/13	390		400

The accompanying notes are an integral part of the financial statements.	45

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Portfolio of Investments (cont’d)

Investment Grade Fixed Income Portfolio

	Face Amount	Value
	(000)	(000)
Finance (cont’d)
Bear Stearns Cos. LLC (The),
6.40%, 10/2/17	$ 395	$ 385
Berkshire Hathaway Finance Corp.,
5.40%, 5/15/18	370	368
Caterpillar Financial Services Corp.,
4.90%, 8/15/13	150	143
Catlin Insurance Co., Ltd.,
7.25%, (e)(h)(o)	690	187
Chubb Corp.,
5.75%, 5/15/18	90	89
Citigroup, Inc.,
5.88%, 5/29/37 (c)	560	431
6.13%, 11/21/17	420	365
Credit Suisse USA, Inc.,
5.13%, 8/15/15	145	135
Credit Suisse, New York,
5.00%, 5/15/13	130	126
Farmers Exchange Capital,
7.05%, 7/15/28 (e)	675	410
General Electric Capital Corp.,
5.63%, 5/1/18	280	244
Goldman Sachs Group, Inc. (The),
6.15%, 4/1/18	1,345	1,231
HBOS plc,
6.75%, 5/21/18 (e)	525	406
HSBC Finance Corp.,
6.38%, 10/15/11	688	595
6.75%, 5/15/11	365	326
JPMorgan Chase & Co.,
6.00%, 1/15/18	1,375	1,391
Merrill Lynch & Co., Inc.,
6.88%, 4/25/18	635	497
MetLife, Inc.,
6.82%, 8/15/18	200	172
Nationwide Building Society,
4.25%, 2/1/10 (e)	410	406
NYSE Euronext,
4.80%, 6/28/13	185	185
Platinum Underwriters Finance, Inc.,
7.50%, 6/1/17	550	350
Popular North America, Inc.,
5.65%, 4/15/09	455	455
Prudential Financial, Inc.,
6.63%, 12/1/37	365	198
Sovereign Bancorp, Inc.,
1.46%, 3/23/10 (h)	735	671
Travelers Cos., Inc. (The),
5.80%, 5/15/18	275	267
Two-Rock Pass Through Trust,
2.17%, (e)(h)(o)	645	1
Wachovia Capital Trust III,
5.80%, (h)(o)	785	283
Wachovia Corp.,
5.50%, 5/1/13	130	120
WellPoint, Inc.,
7.00%, 2/15/19	80	80
Wells Fargo & Co.,
5.63%, 12/11/17	975	891
Western Union Co. (The),
6.50%, 2/26/14	205	209
Xlliac Global Funding,
4.80%, 8/10/10 (e)	925	782
		15,577
Industrials (16.6%)
Altria Group, Inc.,
9.25%, 8/6/19 (c)	230	246
America West Airlines LLC,
7.10%, 4/2/21	873	555
Amgen, Inc.,
5.70%, 2/1/19	420	427
5.85%, 6/1/17	290	298
Anheuser-Busch InBev Worldwide, Inc.,
7.20%, 1/15/14 (c)(e)	345	362
Apache Corp.,
6.90%, 9/15/18	55	60
ArcelorMittal,
6.13%, 6/1/18	340	246
Archer-Daniels-Midland Co.,
5.45%, 3/15/18	220	221
6.45%, 1/15/38	45	45
AstraZeneca plc,
5.90%, 9/15/17	260	276
AT&T Corp.,
8.00%, 11/15/31	180	196
AT&T, Inc.,
6.30%, 1/15/38	720	634
6.55%, 2/15/39	100	91
BAT International Finance plc,
9.50%, 11/15/18 (e)	280	319
Baxter International, Inc.,
4.63%, 3/15/15	145	148
Biogen Idec, Inc.,
6.88%, 3/1/18	235	224
Boeing Co.,
6.00%, 3/15/19	195	201
BP Capital Markets plc,
3.88%, 3/10/15 (c)	160	161
4.75%, 3/10/19	390	384
Bristol-Myers Squibb Co.,
5.45%, 5/1/18	255	262
Brookfield Asset Management, Inc.,
5.80%, 4/25/17	190	128
7.13%, 6/15/12	455	378
Canadian National Railway Co.,
5.55%, 5/15/18 - 3/1/19	215	221

46	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Portfolio of Investments (cont’d)

Investment Grade Fixed Income Portfolio

	Face Amount	Value
	(000)	(000)
Industrials (cont’d)
Chevron Corp.,
4.95%, 3/3/19	$ 405	$ 415
Cisco Systems, Inc.,
4.95%, 2/15/19	310	305
5.90%, 2/15/39	130	120
Coca-Cola Co. (The),
4.88%, 3/15/19	320	324
Comcast Corp.,
5.70%, 5/15/18	290	273
6.50%, 1/15/17	550	545
ConAgra Foods, Inc.,
8.25%, 9/15/30	365	391
ConocoPhillips,
5.20%, 5/15/18	235	233
5.75%, 2/1/19	205	207
Cooper U.S., Inc.,
5.25%, 11/15/12	335	345
CVS Caremark Corp.,
5.75%, 6/1/17	95	93
CVS Pass-Through Trust,
6.04%, 12/10/28 (e)	550	414
Daimler Finance North America LLC,
8.50%, 1/18/31	230	206
Delhaize America, Inc.,
5.88%, 2/1/14	250	250
9.00%, 4/15/31	120	128
Deutsche Telekom International Finance B.V.,
8.75%, 6/15/30	235	252
Devon Financing Corp. ULC,
7.88%, 9/30/31	305	312
Diageo Capital plc,
5.75%, 10/23/17	295	301
7.38%, 1/15/14	60	66
E.I. Du Pont de Nemours & Co.,
6.00%, 7/15/18	205	206
Emerson Electric Co.,
4.88%, 10/15/19	255	258
EnCana Corp.,
5.90%, 12/1/17	190	180
FBG Finance Ltd.,
5.13%, 6/15/15 (e)	355	302
France Telecom S.A.,
8.50%, 3/1/31	180	228
General Electric Co.,
5.25%, 12/6/17	1,680	1,556
General Mills, Inc.,
5.25%, 8/15/13	140	145
5.65%, 2/15/19	470	479
GlaxoSmithKline Capital, Inc.,
5.65%, 5/15/18	225	231
Grupo Televisa S.A.,
6.00%, 5/15/18	285	260
Harley-Davidson Funding Corp.,
6.80%, 6/15/18 (e)	250	162
Hewlett-Packard Co.,
4.75%, 6/2/14	315	319
5.50%, 3/1/18	110	113
Home Depot, Inc.,
5.40%, 3/1/16	400	360
Honeywell International, Inc.,
5.30%, 3/1/18 (c)	190	194
International Business Machines Corp.,
8.00%, 10/15/38 (c)	200	238
John Deere Capital Corp.,
5.75%, 9/10/18	250	238
KLA-Tencor Corp.,
6.90%, 5/1/18	320	253
Koninklijke Philips Electronics N.V.,
5.75%, 3/11/18	335	330
Kraft Foods, Inc.,
6.13%, 2/1/18 - 8/23/18	355	356
6.75%, 2/19/14	115	125
Kroger Co. (The),
5.00%, 4/15/13	230	231
6.40%, 8/15/17	80	82
LG Electronics, Inc.,
5.00%, 6/17/10 (e)	305	289
McDonald’s Corp.,
5.00%, 2/1/19	115	120
Medco Health Solutions, Inc.,
7.13%, 3/15/18	350	348
Monsanto Co.,
5.13%, 4/15/18 (c)	160	162
News America, Inc.,
6.90%, 3/1/19 (e)	450	421
Norfolk Southern Corp.,
5.75%, 1/15/16 (e)	95	96
Novartis Capital Corp.,
4.13%, 2/10/14	425	435
Oracle Corp.,
5.75%, 4/15/18	370	387
Parker Hannifin Corp.,
5.50%, 5/15/18	105	103
Pearson Dollar Finance Two plc,
6.25%, 5/6/18 (c)(e)	200	174
Petro-Canada,
6.05%, 5/15/18	125	108
Pfizer, Inc.,
6.20%, 3/15/19	790	843
Philip Morris International, Inc.,
5.65%, 5/16/18	265	264
President and Fellows of Harvard College,
6.00%, 1/15/19 (e)	505	544
Procter & Gamble Co. (The),
4.60%, 1/15/14	75	79
4.70%, 2/15/19	525	531

The accompanying notes are an integral part of the financial statements.	47

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Portfolio of Investments (cont’d)

Investment Grade Fixed Income Portfolio

	Face Amount	Value
	(000)	(000)
Industrials (cont’d)
Questar Market Resources, Inc.,
6.80%, 4/1/18	$ 200	$ 179
Rio Tinto Finance USA Ltd.,
6.50%, 7/15/18	190	167
Roche Holdings, Inc.,
6.00%, 3/1/19 (e)	690	711
Systems 2001 Asset Trust LLC,
6.66%, 9/15/13 (e)	498	468
Telecom Italia Capital S.A.,
4.00%, 1/15/10	245	241
7.00%, 6/4/18	445	404
Telefonica Europe B.V.,
8.25%, 9/15/30	630	695
Time Warner Cable, Inc.,
6.75%, 7/1/18	1,035	973
8.25%, 4/1/19	175	180
Time Warner, Inc.,
5.88%, 11/15/16	335	317
Transocean, Inc.,
6.00%, 3/15/18	285	269
Tyco Electronics Group S.A.,
5.95%, 1/15/14	525	431
Union Pacific Corp.,
6.13%, 2/15/20 (c)	115	112
7.88%, 1/15/19	350	387
UnitedHealth Group, Inc.,
6.00%, 2/15/18 (c)	270	260
Verizon Communications, Inc.,
5.50%, 2/15/18	740	706
6.35%, 4/1/19	520	515
Verizon Wireless Capital LLC,
5.55%, 2/1/14 (e)	240	240
Viacom, Inc.,
6.88%, 4/30/36	305	223
Vivendi,
6.63%, 4/4/18 (e)	435	399
Vodafone Group plc,
5.63%, 2/27/17 (c)	100	99
Walgreen Co.,
5.25%, 1/15/19 (c)	415	417
Wal-Mart Stores, Inc.,
4.13%, 2/1/19 (c)	520	504
4.25%, 4/15/13	435	458
Weatherford International Ltd.,
6.00%, 3/15/18	250	204
Wyeth,
5.45%, 4/1/17	40	40
5.50%, 2/15/16	80	82
Xerox Corp.,
6.35%, 5/15/18	255	190
XTO Energy, Inc.,
5.50%, 6/15/18	345	321
Yum! Brands, Inc.,
6.25%, 3/15/18	155	145
6.88%, 11/15/37	150	125
8.88%, 4/15/11	195	208
		33,683
Mortgages — Other (0.5%)
Deutsche ALT-A Securities NIM Trust,
6.75%, 2/25/47 (d)(e)	45	—	@
Indymac Index Mortgage Loan Trust,
0.62%, 2/25/37 (h)	1,647	996
Ryland Acceptance Corp. IV,
6.65%, 7/1/11	1	1
		997
Sovereign (0.5%)
Federative Republic of Brazil,
6.00%, 1/17/17	750	752
Korea Railroad Corp.,
5.38%, 5/15/13 (e)	200	175
		927
U.S. Agency Securities (4.7%)
Federal Home Loan Bank,
5.00%, 11/17/17	1,330	1,456
Federal Home Loan Mortgage Corp.,
4.88%, 6/13/18	2,867	3,185
5.00%, 4/18/17	1,200	1,313
Federal National Mortgage Association,
5.00%, 5/11/17	3,250	3,612
		9,566
U.S. Treasury Securities (12.3%)
U.S. Treasury Bond Coupon STRIPS,
Zero Coupon, 11/15/19 - 11/15/21 (c)	21,330	14,107
U.S. Treasury Bond Principal STRIPS,
Zero Coupon, 11/15/21	8,560	5,421
U.S. Treasury Bonds,
3.50%, 2/15/39 (c)	2,800	2,767
4.75%, 8/15/17 (c)	1,800	2,106
6.25%, 8/15/23	417	549
		24,950
Utilities (2.8%)
Carolina Power & Light Co.,
5.13%, 9/15/13	315	329
CenterPoint Energy Resources Corp.,
6.25%, 2/1/37	225	149
Detroit Edison Co. (The),
6.13%, 10/1/10	270	278
E.ON International Finance B.V.,
5.80%, 4/30/18 (e)	560	552
EDF S.A.,
6.50%, 1/26/19 (e)	590	609
Enterprise Products Operating LLC,
6.50%, 1/31/19	315	290
Equitable Resources, Inc.,
6.50%, 4/1/18	85	75

48	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Portfolio of Investments (cont’d)

Investment Grade Fixed Income Portfolio

	Face Amount	Value
	(000)	(000)
Utilities (cont’d)
FPL Group Capital, Inc.,
6.00%, 3/1/19	$ 230	$ 236
Kinder Morgan Energy Partners LP,
5.95%, 2/15/18	345	315
NiSource Finance Corp.,
1.82%, 11/23/09 (h)	115	110
6.80%, 1/15/19	265	213
Ohio Edison Co.,
6.40%, 7/15/16	315	301
Pacificorp.,
5.50%, 1/15/19	70	72
Peco Energy Co.,
5.35%, 3/1/18	270	262
Plains All American Pipeline LP/PAA Finance Corp.,
6.70%, 5/15/36	450	326
PPL Energy Supply LLC,
6.30%, 7/15/13	265	265
Public Service Co. of Colorado,
6.50%, 8/1/38	255	274
Public Service Electric & Gas Co.,
5.00%, 1/1/13 (c)	200	204
Texas Eastern Transmission LP,
7.00%, 7/15/32	210	192
Union Electric Co.,
6.70%, 2/1/19	225	215
Virginia Electric & Power Co.,
8.88%, 11/15/38	405	497
		5,764
Total Fixed Income Securities (Cost $203,123)		201,047

	No. of Contracts
Call Options Purchased (0.1%)
EuroDollar 2-Year Mid-Curve Call @ $97.75, expiring 9/11/09 (a) (Cost $322)	416	265

	Shares
Short-Term Investments (33.5%)
Securities held as Collateral on Loaned Securities (6.9%)
Investment Company (5.7%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (p)	11,475,400	11,475

	Face Amount
	(000)
Repurchase Agreement (1.2%)
Credit Suisse Securities USA LLC, 0.28%, dated 3/31/09, due 4/1/09, repurchase price $2,507; fully collateralized by U.S government agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Fixed Rate Mortgages: rates ranging from 4.50% to 5.50%, due 11/1/33 to 4/1/39, valued at $2,557.	$ 2,507	2,507
		13,982

	Shares
Investment Company (3.9%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (p)	7,897,022	7,897

	Face Amount (000)
U.S. Agency Securities (16.7%)
Federal Home Loan Bank,
0.20%, 4/8/09 (t)	$ 9,500	9,500
0.39%, 5/8/09 (t)	10,000	9,999
Federal Home Loan Mortgage Corp.,
0.32%, 6/1/09 (t)	3,000	2,999
Federal National Mortgage Association,
0.35%, 5/12/09 (t)	11,400	11,398
		33,896
U.S. Treasury Securities (6.0%)
U.S. Treasury Bills,
0.14%, 5/15/09 (j)(r)	9,187	9,186
0.15%, 5/14/09 (r)	3,000	2,999
		12,185
Total Short-Term Investments (Cost $67,954)		67,960
Total Investments (132.7%) (Cost $271,399) — including $15,566 of Securities Loaned		269,272
Liabilities in Excess of Other Assets (-32.7%)		(66,362)
Net Assets (100%)		$202,910

(a)	Non-income producing security.
(c)	All or a portion of security on loan at March 31, 2009.
(d)

At March 31, 2009, the Portfolio held approximately $99,000 of fair valued securities, representing less than 0.05% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Trustees.

(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on March 31, 2009.

The accompanying notes are an integral part of the financial statements.	49

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Portfolio of Investments (cont’d)

Investment Grade Fixed Income Portfolio

(i)	Security is subject to delayed delivery.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(o)

Perpetual — Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate. The interest shown is the rate in effect at March 31, 2009.

(p)	See Note G within the Notes to Financial Statements regarding investment in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.
(r)	Rate shown is the yield to maturity at March 31, 2009.
(t)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
@	Face Amount/Value is less than $500.
Inv Fl	Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at March 31, 2009.
IO	Interest Only
PAC	Planned Amortization Class
REMIC	Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Long:
90 Day EuroDollar	26	$6,372	Mar-11	$ 26
90 Day EuroDollar	12	2,935	Jun-11	12
90 Day EuroDollar	12	2,929	Sep-11	12
90 Day EuroDollar	12	2,923	Dec-11	11
U.S. Treasury 2 yr. Note	215	46,847	Jun-09	176
U.S. Treasury 5 yr. Note	238	28,266	Jun-09	382
Short:
90 Day EuroDollar	14	3,405	Mar-12	(1)
U.S. Treasury 10 yr. Note	242	30,027	Jun-09	(758)
U.S. Treasury Long Bond	24	3,113	Jun-09	(53)

				$(193)

Options Written:

The Portfolio had the following option(s) written open at period end:

	Number of Contracts	Premiums Received (000)	Value (000)
Call Option Written:
EuroDollar 2-Year Mid-Curve Call @ $98.50, expiring 9/11/09	416	$52	$34

50	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Portfolio of Investments (cont’d)

Investment Grade Fixed Income Portfolio

Zero Coupon Swap Contracts

The Portfolio had the following zero coupon swap agreement(s) open at period end:

Swap Counterparty	Notional Amount (000)	Floating Rate Index	Pay/Receive Floating Rate	Termination Date	Unrealized Appreciation (Depreciation) (000)
Bank of America	$7,405	3 Month LIBOR	Pay	11/15/21	$ 24

Barclays Capital	4,533	3 Month LIBOR	Receive	11/15/19	(697)
	8,560	3 Month LIBOR	Pay	11/15/21	57
	4,726	3 Month LIBOR	Receive	11/15/21	(864)

JPMorgan Chase	3,665	3 Month LIBOR	Receive	5/15/21	(678)
	4,124	3 Month LIBOR	Receive	11/15/21	(715)
					$(2,873)

LIBOR — London Inter Bank Offer Rate

Portfolio Composition*

Classification	Percentage of Total Investments
Agency Fixed Rate Mortgages	40.8%
Industrials	13.2
U.S. Treasury Securities	9.8
Finance	6.1
Other**	9.0
Short-Term Investments	21.1
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as collateral on Loaned Securities) as of March 31, 2009.
**

Industries and/or investment types which do not appear in the above table, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.	51

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Portfolio of Investments

Limited Duration Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (100.4%)
Agency Adjustable Rate Mortgages (0.5%)
Federal National Mortgage Association,
Conventional Pools:
4.08%, 2/1/35	$472	$479
4.43%, 4/1/35	955	976
		1,455
Agency Bonds—Banking (FDIC Guaranteed) (17.2%)
Bank of America Corp.,
3.13%, 6/15/12	8,600	8,904
Citigroup, Inc.,
2.13%, 4/30/12	9,280	9,318
Goldman Sachs Group, Inc. (The),
3.25%, 6/15/12	9,615	10,044
JPMorgan Chase & Co.,
3.13%, 12/1/11	7,715	7,999
KeyBank NA,
3.20%, 6/15/12	9,000	9,350
PNC Funding Corp.,
2.30%, 6/22/12	9,150	9,245
		54,860
Agency Fixed Rate Mortgages (1.2%)
Federal Home Loan Mortgage Corp.,
Conventional Pools:
10.00%, 3/1/11 - 10/1/20	68	77
11.00%, 5/1/20	4	4
11.50%, 1/1/18	6	6
Gold Pools:
6.50%, 9/1/19 - 11/1/29	111	118
7.50%, 11/1/19 - 6/1/32	188	205
8.50%, 8/1/28	34	38
10.00%, 10/1/21	6	6
10.50%, 1/1/19 - 10/1/20	6	7
11.50%, 8/1/10	1	1
12.00%, 6/1/15	15	17
Federal National Mortgage Association,
Conventional Pools:
6.50%, 3/1/18 - 10/1/32	2,344	2,493
7.00%, 7/1/29 - 12/1/33	142	153
7.50%, 2/1/30 - 3/1/32	256	277
8.00%, 6/1/31	124	134
9.50%, 11/1/20	19	22
10.00%, 8/1/16 - 9/1/16	19	21
10.50%, 12/1/16	7	8
11.00%, 7/1/20	4	5
11.50%, 11/1/19	13	15
12.50%, 2/1/15	13	15
Government National Mortgage Association,
Various Pools:
9.00%, 11/15/16 - 1/15/17	77	83
10.00%, 11/15/09 - 8/15/18	177	195
11.00%, 1/15/10 - 11/15/18	66	74
11.50%, 2/15/13 - 6/15/13	6	7
		3,981
Asset Backed Securities (15.5%)
ACE Securities Corp.,
3.22%, 9/25/33 (h)	375	38
Amortizing Residential Collateral Trust,
4.27%, 1/25/33 (h)	71	4
Capital Auto Receivables Asset Trust,
5.02%, 9/15/11	1,871	1,874
5.38%, 7/15/10	4,854	4,757
Capital One Auto Finance Trust,
5.07%, 7/15/11	1,072	1,050
CNH Equipment Trust,
1.74%, 4/15/10	1,825	1,825
5.40%, 10/17/11	3,000	3,046
Countrywide Asset Backed Certificates,
4.37%, 10/25/35 (h)	89	89
DaimlerChrysler Auto Trust,
5.00%, 2/8/12	8,825	8,530
Ford Credit Auto Owner Trust,
0.59%, 8/15/11 (h)	5,700	5,476
3.24%, 8/15/11	2,725	2,729
5.40%, 8/15/11	8,950	8,899
Hyundai Auto Receivables Trust,
5.04%, 1/17/12	1,731	1,760
Nissan Auto Receivables Owner Trust,
2.94%, 7/15/11	2,525	2,525
5.03%, 5/16/11	3,125	3,175
USAA Auto Owner Trust,
4.90%, 2/15/12	3,393	3,430
		49,207
Collateralized Mortgage Obligations—Agency Collateral Series (1.0%)
Federal Home Loan Mortgage Corp., REMIC
7.50%, 9/15/29	2,956	3,174
Finance (13.0%)
American General Finance Corp.,
4.63%, 5/15/09	905	847
Bank of America Corp.,
4.88%, 9/15/12	2,130	1,924
5.38%, 8/15/11	855	797
Bank of Scotland plc,
5.63%, 7/20/09 (e)	2,480	2,490
Berkshire Hathaway Finance Corp.,
4.00%, 4/15/12 (e)	875	874
Capital One Financial Corp.,
1.57%, 9/10/09 (h)	3,240	3,139
Citigroup, Inc.,
4.63%, 8/3/10	1,120	1,051
5.30%, 10/17/12	1,625	1,433
Credit Suisse USA, Inc.,
6.13%, 11/15/11	1,040	1,060
6.50%, 1/15/12	850	869
General Electric Capital Corp.,
5.45%, 1/15/13	3,455	3,330

52	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Portfolio of Investments (cont’d)

Limited Duration Portfolio

	Face Amount (000)	Value (000)
Finance (cont’d)
Goldman Sachs Group, Inc. (The),
5.45%, 11/1/12	$2,775	$2,673
6.88%, 1/15/11	610	617
HSBC Finance Corp.,
6.38%, 10/15/11	285	246
6.75%, 5/15/11	630	562
JPMorgan Chase & Co.,
5.38%, 10/1/12	1,920	1,925
6.75%, 2/1/11	2,600	2,652
Mellon Funding Corp.,
6.40%, 5/14/11	1,275	1,287
Metropolitan Life Global Funding I,
4.63%, 8/19/10 (e)	2,045	1,992
Monumental Global Funding II,
4.38%, 7/30/09 (e)	1,515	1,510
Principal Life Income Funding Trusts,
5.15%, 6/17/11	2,450	2,297
Santander Central Hispano Issuance Ltd.,
7.63%, 11/3/09	1,770	1,754
Sovereign Bancorp,
1.46%, 3/23/10 (h)	1,925	1,759
Wachovia Corp.,
5.30%, 10/15/11	2,100	2,074
Wells Fargo & Co.,
5.25%, 10/23/12	1,225	1,191
Xlliac Global Funding,
4.80%, 8/10/10 (e)	1,160	980
		41,333
Industrials (20.0%)
Amgen, Inc.,
4.00%, 11/18/09	830	841
AT&T, Inc.,
1.33%, 2/5/10 (h)	3,145	3,137
BAE Systems Holdings, Inc.,
4.75%, 8/15/10 (e)	2,200	2,223
Baxter International, Inc.,
4.00%, 3/1/14	1,230	1,252
BellSouth Corp.,
6.00%, 10/15/11	3,670	3,820
BP Capital Markets plc,
3.13%, 3/10/12	1,685	1,693
British Telecommunications plc,
8.63%, 12/15/10	1,400	1,458
Campbell Soup Co.,
6.75%, 2/15/11	1,250	1,349
Caterpillar Financial Services Corp.,
1.74%, 8/6/10 (h)	1,930	1,866
Chevron Corp.,
3.95%, 3/3/14	1,120	1,151
Clorox Co.,
4.20%, 1/15/10	1,330	1,339
Coca-Cola Enterprises, Inc.,
3.75%, 3/1/12	1,370	1,399
Comcast Cable Communications, Inc.,
6.88%, 6/15/09	1,110	1,117
Comcast Corp.,
5.85%, 1/15/10	900	914
ConAgra Foods, Inc.,
6.75%, 9/15/11	1,134	1,200
ConocoPhillips,
8.75%, 5/25/10	1,860	1,990
CVS Caremark Corp.,
4.00%, 9/15/09	1,665	1,667
Deutsche Telekom International Finance B.V.,
8.50%, 6/15/10	2,245	2,346
Devon Financing Corp. ULC,
6.88%, 9/30/11	1,400	1,465
Eli Lilly & Co.,
3.55%, 3/6/12	810	828
FedEx Corp.,
5.50%, 8/15/09	2,100	2,117
France Telecom S.A.,
7.75%, 3/1/11	1,520	1,629
Hewlett-Packard Co.,
1.37%, 3/1/12 (h)	1,505	1,437
Honeywell International, Inc.,
6.13%, 11/1/11	1,605	1,747
Hospira, Inc.,
1.71%, 3/30/10 (h)	2,130	1,987
International Business Machines Corp.,
4.75%, 11/29/12	980	1,040
Kraft Foods, Inc.,
4.13%, 11/12/09	2,125	2,148
Oracle Corp.,
5.00%, 1/15/11	1,540	1,615
PACCAR, Inc.,
6.38%, 2/15/12	450	467
Pfizer, Inc.,
4.45%, 3/15/12	1,610	1,655
Safeway, Inc.,
7.50%, 9/15/09	1,585	1,617
Telecom Italia Capital S.A.,
4.88%, 10/1/10	2,400	2,349
Telefonica Europe BV,
7.75%, 9/15/10	925	966
Time Warner, Inc.,
1.46%, 11/13/09 (h)	825	810
6.88%, 5/1/12	825	840
UnitedHealth Group, Inc.,
4.13%, 8/15/09	1,065	1,066
Verizon Global Funding Corp.,
7.25%, 12/1/10	1,140	1,205
7.38%, 9/1/12	1,600	1,730

The accompanying notes are an integral part of the financial statements.	53

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Portfolio of Investments (cont’d)

Limited Duration Portfolio

	Face Amount (000)	Value (000)
Industrials (cont’d)
Viacom, Inc.,
1.67%, 6/16/09 (h)	$1,270	$1,261
5.75%, 4/30/11	2,145	2,091
Yum! Brands, Inc.,
8.88%, 4/15/11	850	907
		63,739
U.S. Agency Securities (18.4%)
Federal Home Loan Mortgage Corp.,
4.88%, 6/13/18	5,875	6,527
5.00%, 4/18/17	1,950	2,134
5.13%, 11/17/17	3,970	4,437
Federal National Mortgage Association,
4.38%, 3/15/13	42,000	45,564
		58,662
U.S. Treasury Securities (11.4%)
U.S. Treasury Bond STRIPS,
Zero Coupon, 11/15/19 - 11/15/21	47,530	31,555
U.S. Treasury Notes,
2.75%, 2/15/19	2,075	2,087
4.00%, 8/15/18	2,454	2,728
		36,370
Utilities (2.2%)
Columbus Southern Power Co.,
4.40%, 12/1/10	1,250	1,223
Enterprise Products Operating LP,
7.50%, 2/1/11	1,455	1,480
Ohio Power Co.,
1.60%, 4/5/10 (h)	2,025	1,978
Sempra Energy,
4.75%, 5/15/09	2,170	2,172
		6,853
Total Fixed Income Securities (Cost $315,760)		319,634

	No. of Contracts
Call Options Purchased (0.1%)
EuroDollar 2-Year Mid-Curve Call @ $97.75, expiring 9/11/09 (a) (Cost $267)	344	219

	Shares
Short-Term Investments (1.8%)
Investment Company (0.1%)
Morgan Stanley Institutional Liquidity Funds—Money Market Portfolio—Institutional Class (p)	186,803	187

	Face Amount (000)
U.S. Treasury Security (1.7%)
U.S. Treasury Bill,
0.14%, 5/15/09 (j)(r)	$5,655	5,654
Total Short-Term Investments (Cost $5,841)		5,841
Total Investments (102.3%) (Cost $321,868)		325,694
Liabilities in Excess of Other Assets (-2.3%)		(7,239)
Net Assets (100%)		$318,455

(a)	Non-income producing security.
(e)	144A security—Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(h)	Variable/Floating Rate Security—Interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on March 31, 2009.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(p)	See Note G within the Notes to Financial Statements regarding investment in Morgan Stanley Institutional Liquidity Funds—Money Market Portfolio—Institutional Class.
(r)	Rate shown is the yield to maturity at March 31, 2009.
REMIC	Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Securities

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:
	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Short:
90 Day EuroDollar	12	$ 2,935	Jun-11	$ (1)
90 Day EuroDollar	12	2,929	Sep-11	(1)
90 Day EuroDollar	12	2,923	Dec-11	(1)
90 Day EuroDollar	12	2,919	Mar-12	(1)
U.S. Treasury 2 yr. Note	84	18,303	Jun-09	(107)
U.S. Treasury 5 yr. Note	438	52,019	Jun-09	(766)
U.S. Treasury 10 yr. Note	66	8,189	Jun-09	(4)
U.S. Treasury Long Bond	148	19,196	Jun-09	(69)
				$(950)

Options Written:

The Portfolio had the following option(s) written open at period end:

	Number of Contracts	Premiums Received (000)	Value (000)
Call Option Written:
EuroDollar 2-Year Mid-Curve Call @ $98.50, expiring 9/11/09	344	$43	$28

54	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Portfolio of Investments (cont’d)

Limited Duration Portfolio

Credit Default Swap Contracts

The Portfolio had the following credit default swap agreement(s) open at period end:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Upfront Payments (000)	Unrealized Appreciation (Depreciation) (000)	Credit Rating of Issuer*
Barclays Capital Dow Jones CDX North America Investment Grade Index, Series 9	Buy	$7,710	0.60%	12/20/12	$258	$(283)	Baa2/BBB

Goldman Sachs Dow Jones CDX North America Investment Grade Index, Series 8	Sell	7,808	0.35	6/20/12	111	(441)	Baa2/BBB
					$369	$(724)

*Credit rating as issued by Standard and Poor’s.

Zero Coupon Swap Contracts

The Portfolio had the following zero coupon swap agreement(s) open at period end:

Swap Counterparty	Notional Amount (000)	Floating Rate Index	Pay/Receive Floating Rate	Termination Date	Unrealized Appreciation (Depreciation) (000)
Bank of America	$ 5,755	3 Month LIBOR	Pay	5/17/21	$ 18
	10,160	3 Month LIBOR	Pay	11/15/21	34

Barclays Capital	6,220	3 Month LIBOR	Receive	11/15/19	(957)

Deutsche Bank	7,050	3 Month LIBOR	Pay	11/15/21	47
	4,010	3 Month LIBOR	Receive	11/15/21	(597)

JPMorgan Chase	2,799	3 Month LIBOR	Receive	11/15/19	(391)
	4,419	3 Month LIBOR	Receive	11/15/20	(780)
	3,235	3 Month LIBOR	Receive	5/15/21	(599)
	5,658	3 Month LIBOR	Receive	11/15/21	(980)

UBS	1,399	3 Month LIBOR	Receive	11/15/19	(181)
	2,235	3 Month LIBOR	Pay	11/15/19	9
					$(4,377)

LIBOR — London Inter Bank Offer Rate

Portfolio Composition

Classification	Percentage of Total Investments
Industrials	19.6%
U.S. Agency Securities	18.0
Agency Bonds – Banking (FDIC Guaranteed)	16.9
Asset Backed Securities	15.1
Finance	12.7
U.S. Treasury Securities	11.2
Other*	4.7
Short-Term Investments	1.8
Total Investments	100.0%

*      Industries and/or investment types which do not appear in the above table, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.	55

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Portfolio of Investments

Long Duration Fixed Income Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (97.3%)
Collateralized Mortgage Obligation (0.2%)
Federal National Mortgage Association, REMIC
5.00%, 6/25/35	$ 62	$ 62
Finance (8.1%)
Abbey National plc,
7.95%, 10/26/29	50	43
Ace INA Holdings, Inc.,
6.70%, 5/15/36	15	13
Aetna, Inc.,
6.63%, 6/15/36	40	33
AIG SunAmerica Global Financing X,
6.90%, 3/15/32 (e)	17	9
Allstate Corp. (The),
5.95%, 4/1/36	65	47
6.13%, 12/15/32	30	23
BB&T Corp.,
5.25%, 11/1/19	90	79
Bear Stearns Cos. LLC (The),
7.25%, 2/1/18	45	47
Berkshire Hathaway Finance Corp.,
5.40%, 5/15/18	95	94
Chubb Corp.,
6.50%, 5/15/38	60	58
Citigroup, Inc.,
5.85%, 12/11/34	225	172
Credit Suisse USA, Inc.,
7.13%, 7/15/32	50	50
Farmers Exchange Capital,
7.05%, 7/15/28 (e)	100	61
General Electric Capital Corp.,
5.88%, 1/14/38	255	183
6.15%, 8/7/37	15	11
6.75%, 3/15/32	230	187
6.88%, 1/10/39	120	98
Goldman Sachs Group, Inc. (The),
6.13%, 2/15/33	150	126
6.75%, 10/1/37	260	176
HSBC Holdings plc,
6.50%, 5/2/36	235	194
JPMorgan Chase & Co.,
6.40%, 5/15/38	275	270
Kreditanstalt Fuer Wiederaufbau,
Zero Coupon, 4/18/36	150	42
MetLife, Inc.,
5.70%, 6/15/35	95	66
Platinum Underwriters Finance, Inc.,
7.50%, 6/1/17	15	10
Popular North America, Inc.,
5.65%, 4/15/09	50	50
Prudential Financial, Inc.,
5.90%, 3/17/36	30	15
6.63%, 12/1/37	20	11
Sovereign Bancorp, Inc.,
1.46%, 3/23/10 (h)	105	96
Travelers Cos., Inc. (The),
5.80%, 5/15/18	25	24
6.75%, 6/20/36	25	24
WellPoint, Inc.,
6.38%, 6/15/37	25	22
		2,334
Industrials (32.6%)
Alcoa, Inc.,
5.95%, 2/1/37	50	29
Altria Group, Inc.,
9.95%, 11/10/38	45	45
10.20%, 2/6/39	45	46
Amgen, Inc.,
6.40%, 2/1/39	210	203
Anadarko Petroleum Corp.,
6.45%, 9/15/36	50	35
Anheuser-Busch InBev Worldwide, Inc.,
8.20%, 1/15/39 (e)	80	79
Apache Corp.,
6.00%, 1/15/37	75	73
Archer-Daniels-Midland Co.,
5.45%, 3/15/18	5	5
6.45%, 1/15/38	25	25
6.63%, 5/1/29	35	35
AstraZeneca plc,
6.45%, 9/15/37	220	229
AT&T Corp.,
8.00%, 11/15/31	410	447
AT&T, Inc.,
6.40%, 5/15/38	115	103
6.55%, 2/15/39	45	41
Baxter International, Inc.,
6.25%, 12/1/37	85	88
BellSouth Corp.,
6.55%, 6/15/34	80	75
Biogen Idec, Inc.,
6.88%, 3/1/18	40	38
Boeing Co.,
6.13%, 2/15/33	70	68
Bristol-Myers Squibb Co.,
5.88%, 11/15/36	40	38
6.13%, 5/1/38	45	45
BSKYB Finance UK plc,
6.50%, 10/15/35 (e)	50	36
Burlington Northern Santa Fe Corp.,
6.15%, 5/1/37	55	51
Canadian Natural Resources Ltd.,
6.25%, 3/15/38	20	15
6.45%, 6/30/33	40	30
6.50%, 2/15/37	10	8

56	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Portfolio of Investments (cont’d)

Long Duration Fixed Income Portfolio

	Face Amount (000)	Value (000)
Industrials (cont’d)
Caterpillar, Inc.,
6.05%, 8/15/36	$ 35	$ 30
Cisco System, Inc.,
5.90%, 2/15/39	95	88
Coca-Cola Enterprises, Inc.,
6.95%, 11/15/26	94	97
Comcast Corp.,
6.40%, 5/15/38	140	123
6.45%, 3/15/37	185	162
6.95%, 8/15/37	100	93
ConAgra Foods, Inc.,
7.00%, 10/1/28	20	19
8.25%, 9/15/30	80	86
ConocoPhillips Holding Co.,
6.95%, 4/15/29	105	105
Conoco Phillips,
5.90%, 5/15/38	100	89
6.50%, 2/1/39	115	113
Corning, Inc.,
7.25%, 8/15/36	20	15
CVS Pass-Through Trust,
6.04%, 12/10/28 (e)	104	79
Daimler Finance North America LLC,
8.50%, 1/18/31	105	94
Delhaize America, Inc.,
9.00%, 4/15/31	45	48
Dell, Inc.,
6.50%, 4/15/38	75	60
Deutsche Telekom International Finance B.V.,
8.75%, 6/15/30	70	75
Devon Financing Corp. ULC,
7.88%, 9/30/31	70	72
Diageo Capital plc,
5.88%, 9/30/36	40	37
Eli Lilly & Co.,
5.55%, 3/15/37	15	15
5.95%, 11/15/37	40	40
Emerson Electric Co.,
6.00%, 8/15/32	25	26
EnCana Corp.,
6.50%, 2/1/38	50	43
6.63%, 8/15/37	45	39
France Telecom S.A.,
8.50%, 3/1/31	95	120
GlaxoSmithKline Capital, Inc.,
6.38%, 5/15/38	170	172
Hess Corp.,
7.13%, 3/15/33	55	47
Hewlett-Packard Co.,
5.50%, 3/1/18	30	31
HJ Heinz Finance Co.,
6.75%, 3/15/32	45	43
Home Depot, Inc.,
5.88%, 12/16/36	85	60
Honeywell International, Inc.,
5.30%, 3/1/18	40	41
International Business Machines Corp.,
5.88%, 11/29/32	60	59
8.00%, 10/15/38	100	119
JC Penney Corp., Inc.,
7.40%, 4/1/37	50	32
Johnson & Johnson,
5.95%, 8/15/37	65	69
Kellogg Co.,
7.45%, 4/1/31	70	83
Koninklijke KPN N.V.,
8.38%, 10/1/30	25	26
Koninklijke Philips Electronics N.V.,
6.88%, 3/11/38	95	92
Kraft Foods, Inc.,
6.88%, 1/26/39	190	187
7.00%, 8/11/37	20	20
Kroger Co. (The),
6.90%, 4/15/38	80	81
Lockheed Martin Corp.,
6.15%, 9/1/36	75	76
Lowe’s Cos., Inc.,
6.65%, 9/15/37	45	44
Marathon Oil Corp.,
6.60%, 10/1/37	40	32
McDonald’s Corp.,
5.70%, 2/1/39	115	112
6.30%, 10/15/37	5	5
Medco Health Solutions, Inc.,
7.13%, 3/15/18	55	55
Merck & Co., Inc.,
5.75%, 11/15/36	40	38
Monsanto Co.,
5.88%, 4/15/38	30	29
News America, Inc.,
6.40%, 12/15/35	160	119
Nexen, Inc.,
6.40%, 5/15/37	75	53
Norfolk Southern Corp.,
7.05%, 5/1/37	80	83
Northrop Grumman Space & Mission System Corp.,
7.75%, 6/1/29	10	11
Northrop Grumman Systems Corp.,
7.75%, 2/15/31	65	79
Oracle Corp.,
6.50%, 4/15/38	55	55
Parker Hannifin Corp.,
6.25%, 5/15/38	50	46
Petro-Canada,
5.95%, 5/15/35	55	38
6.80%, 5/15/38	30	22

The accompanying notes are an integral part of the financial statements.	57

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Portfolio of Investments (cont’d)

Long Duration Fixed Income Portfolio

	Face Amount (000)	Value (000)
Industrials (cont’d)
Pfizer, Inc.,
7.20%, 3/15/39	$ 250	$ 269
Philip Morris International, Inc.,
6.38%, 5/16/38	90	87
Procter & Gamble Co. (The),
5.50%, 2/1/34	190	186
Raytheon Co.,
7.00%, 11/1/28	35	37
Rio Tinto Alcan, Inc.,
6.13%, 12/15/33	25	17
Rio Tinto Finance USA Ltd.,
7.13%, 7/15/28	30	25
Roche Holdings, Inc.,
7.00%, 3/1/39 (e)	170	178
Schering-Plough Corp.,
6.55%, 9/15/37	145	148
Shell International Finance B.V.,
6.38%, 12/15/38	95	100
Sysco Corp.,
5.38%, 9/21/35	10	9
Target Corp.,
7.00%, 1/15/38	100	94
Telecom Italia Capital S.A.,
7.20%, 7/18/36	190	151
Telefonica Europe B.V.,
8.25%, 9/15/30	160	176
Teva Pharmaceutial Finance LLC,
6.15%, 2/1/36	10	9
Time Warner Cable, Inc.,
6.55%, 5/1/37	145	122
7.30%, 7/1/38	130	118
Time Warner, Inc.,
6.50%, 11/15/36	125	103
7.70%, 5/1/32	210	189
Transocean, Inc.,
6.80%, 3/15/38	100	88
Union Pacific Corp.,
6.25%, 5/1/34	100	92
United Parcel Service, Inc.,
6.20%, 1/15/38	30	31
United Technologies Corp.,
6.05%, 6/1/36	115	116
6.13%, 7/15/38	10	10
UnitedHealth Group, Inc.,
5.80%, 3/15/36	25	19
6.88%, 2/15/38	50	45
Vale Overseas Ltd.,
6.88%, 11/21/36	45	39
Valero Energy Corp.,
6.63%, 6/15/37	65	46
Verizon Communications, Inc.,
5.85%, 9/15/35	135	115
6.40%, 2/15/38	165	150
8.95%, 3/1/39	115	133
VF Corp.,
6.45%, 11/1/37	30	26
Viacom, Inc.,
6.88%, 4/30/36	110	80
Vivendi,
6.63%, 4/4/18 (e)	60	55
Vodafone Group plc,
6.15%, 2/27/37	130	123
Wal-Mart Stores, Inc.,
5.25%, 9/1/35	165	149
6.20%, 4/15/38	20	20
6.50%, 8/15/37	100	104
Weatherford International Ltd.,
7.00%, 3/15/38	60	44
XTO Energy, Inc.,
6.38%, 6/15/38	55	49
6.75%, 8/1/37	85	78
Yum! Brands, Inc.,
6.88%, 11/15/37	70	58
		9,402
Sovereign (2.6%)
Federative Republic of Brazil,
8.25%, 1/20/34	350	390
Province of Quebec Canada,
7.50%, 9/15/29	179	232
United Mexican States,
6.05%, 1/11/40	165	142
		764
U.S. Agency Securities (6.1%)
Federal Home Loan Mortgage Corp.,
6.75%, 3/15/31	630	843
Federal National Mortgage Association,
7.25%, 5/15/30	645	903
		1,746
U.S. Treasury Securities (39.1%)
U.S. Treasury Bond Coupon STRIPS,
Zero Coupon, 11/15/19 - 11/15/21	3,880	2,579
U.S. Treasury Bond Principal STRIPS,
Zero Coupon, 11/15/21	750	475
U.S. Treasury Bonds,
6.13%, 11/15/27	275	370
6.25%, 8/15/23	549	722
6.38%, 8/15/27	1,685	2,322
6.63%, 2/15/27	3,350	4,719
U.S. Treasury Notes,
2.75%, 2/15/19	58	58
4.75%, 8/15/17	44	52
		11,297

58	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Portfolio of Investments (cont’d)

Long Duration Fixed Income Portfolio

	Face Amount (000)	Value (000)
Utilities (8.6%)
Alabama Power Co.,
6.13%, 5/15/38	$ 80	$ 80
Carolina Power & Light Co.,
6.13%, 9/15/33	40	40
CenterPoint Energy Resources Corp.,
6.25%, 2/1/37	25	17
Columbus Southern Power Co.,
6.60%, 3/1/33	30	26
Consumers Energy Co.,
5.65%, 4/15/20	40	38
Detroit Edison Co. (The),
6.35%, 10/15/32	90	85
E.ON International Finance B.V.,
6.65%, 4/30/38 (e)	150	145
EDF S.A.,
6.95%, 1/26/39 (e)	145	144
Enel Finance International S.A.,
6.80%, 9/15/37 (e)	100	82
Enterprise Products Operating LLC,
6.65%, 10/15/34	30	25
6.88%, 3/1/33	95	78
Equitable Resources, Inc.,
6.50%, 4/1/18	10	9
Florida Power & Light Co.,
5.63%, 4/1/34	40	39
5.85%, 2/1/33	35	35
5.95%, 10/1/33 - 2/1/38	65	66
Florida Power Corp.,
6.35%, 9/15/37	75	78
Georgia Power Co.,
5.95%, 2/1/39	50	49
Kinder Morgan Energy Partners LP,
6.50%, 2/1/37	65	52
6.95%, 1/15/38	100	86
7.30%, 8/15/33	5	5
Northern States Power Co.,
6.25%, 6/1/36	35	37
Ohio Edison Co.,
6.88%, 7/15/36	145	128
Ohio Power Co.,
6.60%, 2/15/33	110	96
Pacific Gas & Electric Co.,
6.05%, 3/1/34	40	39
6.25%, 3/1/39	50	50
Pacificorp,
5.75%, 4/1/37	40	38
6.00%, 1/15/39	65	64
6.10%, 8/1/36	40	40
6.25%, 10/15/37	85	86
Peco Energy Co.,
5.95%, 10/1/36	25	23
Plains All American Pipeline LP/PAA Finance Corp.,
6.65%, 1/15/37	45	33
6.70%, 5/15/36	85	61
PPL Electric Utilities Corp.,
6.45%, 8/15/37	30	31
Public Service Co. of Colorado,
6.25%, 9/1/37	75	78
Public Service Electric & Gas Co.,
5.80%, 5/1/37	95	91
Southern California Edison Co.,
5.55%, 1/15/37	60	56
Spectra Energy Capital LLC,
7.50%, 9/15/38	35	30
Texas Eastern Transmission LP,
7.00%, 7/15/32	55	50
TransCanada Pipelines Ltd.,
6.20%, 10/15/37	95	81
7.63%, 1/15/39	15	15
Virginia Electric & Power Co.,
6.00%, 1/15/36	95	92
8.88%, 11/15/38	65	80
		2,478
Total Fixed Income Securities (Cost $27,711)		28,083

	No. of Contracts
Call Options Purchased (0.1%)
EuroDollar 2-Year Mid-Curve Call @ $97.75, expiring 9/11/09 (a) (Cost $41)	54	35

	Shares
Short-Term Investments (3.2%)
Investment Company (1.2%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (p)	352,834	353

	Face Amount (000)
U.S. Treasury Security (2.0%)
U.S. Treasury Bill,
0.14%, 5/15/09 (j)(r)	$ 570	570
Total Short-Term Investments (Cost $923)		923
Total Investments (100.6%) (Cost $28,675)		29,041
Liabilities in Excess of Other Assets (-0.6%)		(178)
Net Assets (100%)		$28,863

(a)	Non-income producing security.
(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on March 31, 2009.

The accompanying notes are an integral part of the financial statements.	59

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Portfolio of Investments (cont’d)

Long Duration Fixed Income Portfolio

(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(p)	See Note G within the Notes to Financial Statements regarding investment in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.
(r)	Rate shown is the yield to maturity at March 31, 2009.
@	Face Amount/Value is less than $500.
REMIC	Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Securities

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:
	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Long:
90 Day EuroDollar	4	$ 980	Mar-11	$ 4
90 Day EuroDollar	2	489	Jun-11	2
90 Day EuroDollar	2	489	Sep-11	2
90 Day EuroDollar	2	487	Dec-11	2
U.S. Treasury 10 yr. Note	15	1,861	Jun-09	(20)
U.S. Treasury Long Bond	3	389	Jun-09	3
Short:
90 Day EuroDollar	2	486	Mar-12	— @
U.S. Treasury 2 yr. Notes	10	2,179	Jun-09	(12)
U.S. Treasury 5 yr. Notes	2	238	Jun-09	— @
				$(19)

Options Written:

The Portfolio had the following option(s) written open at period end:

	Number of Contracts	Premiums Received (000)	Value (000)
Call Option Written:
EuroDollar 2-Year Mid-Curve Call @ $98.50, expiring 9/11/09	54	$6	$4

60	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Portfolio of Investments (cont’d)

Long Duration Fixed Income Portfolio

Zero Coupon Swap Contracts

The Portfolio had the following zero coupon swap agreement(s) open at period end:

Swap Counterparty	Notional Amount (000)	Floating Rate Index	Pay/Receive Floating Rate	Termination Date	Unrealized Appreciation (Depreciation) (000)
Bank of America	$570	3 Month LIBOR	Pay	5/17/21	$2

Barclays Capital	609	3 Month LIBOR	Receive	11/15/19	(94)
	995	3 Month LIBOR	Pay	11/15/19	2
	750	3 Month LIBOR	Pay	11/15/21	5
	414	3 Month LIBOR	Receive	11/15/21	(76)

Deutsche Bank	370	3 Month LIBOR	Receive	11/15/21	(55)

JPMorgan Chase	276	3 Month LIBOR	Receive	11/15/19	(39)
	320	3 Month LIBOR	Receive	5/15/21	(59)
	554	3 Month LIBOR	Receive	11/15/21	(96)

UBS	141	3 Month LIBOR	Receive	11/15/19	(18)
	225	3 Month LIBOR	Pay	11/15/19	1
					$(427)

LIBOR — London Inter Bank Offer Rate

Portfolio Composition

Classification	Percentage of Total Investments
U.S. Treasury Securities	38.9%
Industrials	32.4
Utilities	8.5
Finance	8.0
U.S. Agency Securities	6.0
Other*	3.0
Short-Term Investments	3.2
Total Investments	100.0%

*                 Industries and/or investment types which do not appear in the above table, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.	61

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Portfolio of Investments

Municipal Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (97.6%)
Collateralized Mortgage Obligations—Agency Collateral Series (0.0%)
Federal National Mortgage Association,
Inv Fl IO REMIC
8.48%, 3/25/23 (d)	$ 375	$ 36
Government National Mortgage Association,
Inv Fl IO
7.39%, 12/16/25 (d)	249	26
7.44%, 5/16/32 (d)	162	15
7.99%, 4/16/19 - 12/16/29 (d)	572	59
		136
Mortgages—Other (0.2%)
Countrywide Alternative Loan Trust,
0.85%, 12/20/46 (d)(h)	2,762	238
1.02%, 6/25/47 (d)(h)	3,061	265
Washington Mutual Mortgage Pass Through Certificates,
0.77%, 1/25/47 (d)(h)	2,121	163
Washington Mutual, Inc.,
0.80%, 6/25/46 (d)(h)	2,577	264
0.82%, 10/25/46 (d)(h)	2,610	228
		1,158
Municipal Bonds (97.4%)
Alameda County, CA, Joint Powers Authority, Lease, Revenue Bonds (FSA),
5.00%, 12/1/26 - 12/1/27	5,250	5,270
Alameda Unified School District General Obligation Bonds (FSA),
Zero Coupon, 8/1/33	9,915	2,102
Alaska Railroad Corp., Revenue Bonds (FGIC),
5.00%, 8/1/15	2,680	2,849
Allegheny County, PA, Hospital Development Authority, Revenue Bonds, University of Pittsburgh Medical Center, Series A,
5.00%, 9/1/18	3,000	3,053
Allegheny County, PA, Industrial Development Authority, Revenue Bonds,
4.75%, 12/1/32	525	506
Alvord, CA, Unified School District, 2007 Election,
General Obligation Bonds (FSA),
5.00%, 8/1/24 - 8/1/25	4,370	4,436
Amarillo, TX, General Obligation Bonds (MBIA),
5.00%, 5/15/13	1,020	1,135
Arizona State, Series A, COP (FSA),
5.00%, 9/1/26	5,900	5,967
Badger TOB Asset Securitization Corp., WI, Revenue Bonds,
6.13%, 6/1/27	990	1,071
Berks County, PA, General Obligation Bonds (FGIC),
Zero Coupon, 5/15/19	1,250	768
Blount County, TN, Public Building Authority, Local Government, Revenue Bonds (AGC),
5.00%, 6/1/28	825	829
Brandon School District, MI, General Obligation Bonds (FSA; Q-SBLF),
5.00%, 5/1/16 - 5/1/19	4,230	4,565
Brazos, TX, Harbor Industrial Development Corp., Environmental Facilities, Dow Chemical Project, Revenue Bonds,
5.90%, 5/1/38 (h)	2,695	1,814
Brownsville, TX, Utility System, Revenue Bonds (FSA),
5.00%, 9/1/23	1,240	1,252
Buckeye Tobacco Settlement Financing Authority,
Revenue Bonds,
5.38%, 6/1/24 (j)	5,000	3,688
California State Public Works Board, Revenue Bonds,
5.25%, 6/1/13 (l)	1,150	1,201
5.50%, 6/1/15 (l)	1,275	1,326
California State, General Obligation Bonds,
5.25%, 2/1/14	1,375	1,464
Camden, AL, Industrial Development Board, Revenue Bonds,
6.13%, 12/1/24	625	736
Chandler, AZ, Industrial Development Authority, Revenue Bonds,
4.38%, 12/1/35 (h)	1,400	1,373
Chicago, IL, Board of Education, General Obligation Bonds (FSA),
5.00%, 12/1/17	1,010	1,095
Chicago, IL, General Obligation Bonds (FGIC),
Zero Coupon, 1/1/19	4,000	2,649
Chicago, IL, Transit Authority, Revenue Bonds (AGC),
5.25%, 6/1/23 - 6/1/24	6,165	6,476
Children’s Trust Fund, Revenue Bonds,
5.38%, 5/15/33	1,745	1,243
Citizens Property Insurance Corp., FL, Revenue Bonds (MBIA),
5.00%, 3/1/12	3,000	3,061
City of Houston, TX, General Obligation Bonds (MBIA),
5.00%, 3/1/16	1,000	1,121
City of Seattle, WA, Revenue Bonds,
5.00%, 2/1/18	1,795	1,979
Clark County, WA, School District No. 117, Camas, General Obligation Bonds (FSA),
5.00%, 12/1/13	1,500	1,681
Clear Creek, TX, Independent School District (PSFG),
5.65%, 2/15/19	35	36
Cleveland, OH, Income Tax, Bridges & Roadways, Revenue Bonds (AGC),
5.00%, 10/1/25	1,555	1,585
Coachella Valley, Unified School District, CA, General Obligation Bonds (FGIC),
Zero Coupon, 8/1/30	1,000	260

62	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Portfolio of Investments (cont’d)

Municipal Portfolio

	Face Amount (000)	Value (000)
Municipal Bonds (cont’d)
Colorado E470 Public Highway Authority, Revenue Bonds (MBIA),
Zero Coupon, 9/1/29	$ 18,900	$ 3,407
Colorado Educational & Cultural Facilities Authority, Revenue Bonds (MBIA),
4.38%, 3/1/14	1,400	1,450
4.50%, 3/1/15	1,600	1,651
4.60%, 3/1/16	1,000	1,026
Connecticut State Health & Educational Facility, Revenue Bonds (MBIA),
5.00%, 7/1/23 - 7/1/24	5,550	5,623
Cook County, IL, School District, General Obligation Bonds (MBIA),
Zero Coupon, 12/1/22	4,125	1,968
County of Bexar, TX, General Obligation Bonds (FSA),
5.00%, 6/15/14	1,330	1,494
County of Miami-Dade, FL, Revenue Bonds (FGIC),
5.00%, 8/1/12 - 8/1/13	8,465	9,058
County of Osceola, FL, Revenue Bonds (AMBAC),
5.00%, 10/1/12 - 10/1/13	5,070	5,453
County of Riverside, CA, COP (AMBAC),
5.00%, 11/1/14	3,500	3,823
County of St. Lucie, FL, Transportation Revenue Bonds (AMBAC),
5.00%, 8/1/13	1,000	1,089
Cowlitz County, WA, Public Utility District No. 1 (FGIC),
5.00%, 9/1/11	2,445	2,594
Cranberry Township, PA, General Obligation Bonds (FGIC),
4.80%, 12/1/18	1,310	1,366
Crandall, TX, Independent School District, General Obligation Bonds (PSFG),
Zero Coupon, 8/15/19 - 8/15/21	4,315	2,622
Crisp County Development Authority, Revenue Bonds, 5.55%, 2/1/15	200	167
Crown Point, IN, Multi-School Building Corp., Revenue Bonds (MBIA),
Zero Coupon, 1/15/24 (l)	5,200	2,278
Cypress-Fairbanks, TX, Independent School District, General Obligation Bonds (PSFG),
4.80%, 2/15/19	925	962
De Kalb County, IL, Community School District No. 428, General Obligation Bonds (FSA),
5.00%, 1/1/24 - 1/1/25	4,275	4,375
Denton, TX, Utility System, Revenue Bonds (AMBAC),
5.00%, 12/1/16	315	333
Detroit, MI, Sewer Disposal, Revenues Bonds (BHAC; FGIC),
5.25%, 7/1/28	4,900	4,932
5.50%, 7/1/26	475	497
Detroit, MI, Water Supply System, Second Lien, Revenue Bonds (BHAC; FGIC),
5.50%, 7/1/25	3,490	3,667
5.75%, 7/1/26	8,735	9,274
Director of the State of Nevada Department of Business & Industry, Revenue Bonds,
5.63%, 12/1/26 (h)	1,100	968
District of Columbia Water & Sewer Authority, Public Utility, Revenue Bonds (AGC),
5.00%, 10/1/26 - 10/1/27 (j)	2,610	2,620
District of Columbia, General Obligation Bonds (FSA),
5.00%, 6/1/16 - 6/1/19 (j)	11,480	12,404
Dover, PA, Area School District, General Obligation Bonds (FGIC),
5.00%, 4/1/16	1,000	1,055
Eagle, IN, Union Middle School Building, Revenue Bonds (AMBAC),
4.90%, 7/5/16 (l)	1,000	1,058
5.00%, 7/5/17 (l)	1,500	1,591
Elizabeth Forward, PA, School District (MBIA),
Zero Coupon, 9/1/11	1,250	1,175
Essex County, NJ, Utility Authority, Revenue Bonds (FSA),
4.80%, 4/1/14	1,005	1,007
Eureka, CA, Union School District, General Obligation Bonds (MBIA),
Zero Coupon, 8/1/28 - 8/1/30	5,090	1,431
Everett, WA, Water & Sewer, Revenue Bonds (MBIA),
5.00%, 7/1/13	1,630	1,814
Florida Municipal Loan Council, Revenue Bonds (MBIA),
5.00%, 10/1/11 - 10/1/13	3,850	4,132
Florida State Mid-Bay Bridge Authority, Revenue Bonds (AGC),
5.00%, 10/1/22	4,225	4,382
Fontana, CA, Unified School District, General Obligation Bonds (FSA),
Zero Coupon, 8/1/30 - 8/1/32	20,050	5,019
Fort Wayne Hospital Authority, IN, Revenue Bonds (MBIA),
4.70%, 11/15/11	520	531
Georgetown County, SC, Pollution Control Facility, Revenue Bonds,
5.13%, 2/1/12	725	674
Gilliam County, OR, Solid Waste Disposal, Revenue Bonds,
4.88%, 7/1/38	1,400	1,323
Girard Area, PA, School District, General Obligation Bonds (FGIC),
Zero Coupon, 10/1/18 - 10/1/19	950	607
Grand Prairie, TX, Independent School District, General Obligation Bonds (PSFG),
Zero Coupon, 2/15/14	2,240	1,957

The accompanying notes are an integral part of the financial statements.	63

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Portfolio of Investments (cont’d)

Municipal Portfolio

	Face Amount (000)	Value (000)
Municipal Bonds (cont’d)
Greenville, MI, Public Schools, General Obligation Bonds (FSA; Q-SBLF),
5.00%, 5/1/16 - 5/1/18	$ 2,645	$ 2,875
Greenwood Fifty School Facilities, Inc., SC, Installment Purchase, Revenue Bonds (AGC),
5.00%, 12/1/11	1,000	1,087
Gulf Coast Waste Disposal Authority, TX, Revenue Bonds,
4.55%, 4/1/12	830	780
Harris County, TX, Health Facilities Development Corp., Thermal Utilities, Revenue Bonds (AGC),
5.25%, 11/15/24 - 11/15/25	7,480	7,721
Harvey County, KS, Unified School District No. 373 Newton Refunding & Improvement (MBIA),
5.00%, 9/1/19	2,630	2,775
Hawaii State, COP, General Obligation Bonds (AMBAC),
4.80%, 5/1/12 (l)	1,275	1,289
Honolulu, HI, City & County, Wastewater System, Revenue Bonds (FSA),
5.00%, 7/1/24	810	834
Houston, TX, Community College System, Revenue Bonds (AMBAC),
4.00%, 4/15/12	1,465	1,565
Houston, TX, Community College System, Revenue Bonds (FSA),
5.00%, 4/15/24 - 4/15/25	3,725	3,826
Houston, TX, Hotel Occupancy, Revenue Bonds (FSA; AMBAC),
Zero Coupon, 9/1/25 - 9/1/26	14,175	5,466
Houston, TX, Utility System, Revenue Bonds (FGIC),
5.00%, 11/15/13	1,000	1,088
Houston, TX, Water & Sewer System, Revenue Bonds (FSA),
Zero Coupon, 12/1/25	3,475	1,418
Idaho Housing & Finance Association, Grant—Revenue Anticipation—Federal Highway Trust, Revenue Bonds (AGC),
5.25%, 7/15/25 - 7/15/26	8,020	8,374
Illinois Finance Authority, Edward Hospital, Revenue Bonds (AMBAC),
6.00%, 2/1/23 - 2/1/26	2,455	2,377
Illinois Finance Authority, Gas Supply, Revenue Bonds,
3.75%, 2/1/33 (h)	5,150	5,035
Illinois Finance Authority, Northwestern Memorial Hospital, Revenue Bonds,
5.00%, 8/15/16	1,890	2,003
Illinois Health Facilities Authority, Revenue Bonds (MBIA),
5.00%, 11/15/12	1,000	1,004
Illinois Municipal Electric Agency, Revenue Bonds (FGIC),
5.00%, 2/1/13 - 2/1/15	2,065	2,238
Indiana Port Commission, Revenue Bonds,
4.10%, 5/1/12	3,450	3,560
Indiana State Development Finance Authority, Revenue Bonds,
4.70%, 10/1/31 (h)	100	88
Indiana Transportation Finance Authority, Highway Revenue Bonds (AMBAC),
Zero Coupon, 12/1/16	1,695	1,281
Indio, CA, Redevelopment Agency, Tax Allocation,
5.00%, 8/15/24	1,470	1,328
5.13%, 8/15/25	2,015	1,815
Intermountain Power Agency, UT, Power Supply, Revenue Bonds,
Zero Coupon, 7/1/17	1,750	1,320
Iowa Finance Authority, Private University, Revenue Bonds (CIFG),
5.00%, 4/1/13	1,210	1,230
Kendall & Kane Counties, IL, Community School District No. 115, Yorkville, General Obligation Bonds (AGC),
5.00%, 2/1/27	1,845	1,849
Kendall, Kane & Will Counties, IL, Community School District No. 308, General Obligation Bonds (FSA),
Zero Coupon, 2/1/23 - 2/1/27	20,770	9,420
Kentucky Asset Liability Commission, KY, Revenue Bonds (MBIA),
5.00%, 9/1/14	1,800	2,014
Kentucky State Property & Buildings Commission, Revenue Bonds (FSA),
5.00%, 11/1/25	1,225	1,244
King County, WA, General Obligation Bonds (MBIA),
5.00%, 12/1/19	1,075	1,127
Lake County, IL, Community Consolidated School District, General Obligation Bonds (FGIC),
Zero Coupon, 12/1/19 - 12/1/21	12,775	7,535
Lansing, MI, Board of Water & Light, Revenue Bonds,
5.00%, 7/1/24	1,500	1,527
Las Vegas, NV, Redevelopment Agency, Revenue Bonds,
6.25%, 6/15/16	1,475	1,472
Lexington County, SC, Revenue Bonds,
5.00%, 11/1/16	165	167
Lone Star College System, TX, General Obligation Bonds,
5.25%, 8/15/25	3,200	3,335
Long Beach, CA, Community College District, General Obligation Bonds (FGIC),
Zero Coupon, 5/1/14	2,465	2,104
Long Island, NY, Power Authority Electric System, Revenue Bonds (FSA),
Zero Coupon, 6/1/16	3,700	2,856
Louisiana Correctional Facilities Corp., LA, Revenue Bonds (AMBAC),
5.00%, 9/1/12	1,230	1,333

64	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Portfolio of Investments (cont’d)

Municipal Portfolio

	Face Amount (000)	Value (000)
Municipal Bonds (cont’d)
Louisiana Local Government Environmental Facilities, Community Development Authority, Revenue Bonds, Bossier City Public Improvement Projects (AMBAC),
5.00%, 11/1/13 - 11/1/15	$ 2,520	$ 2,719
Louisiana Offshore Terminal Authority, LA, Revenue Bonds,
4.30%, 10/1/37 (h)	2,850	2,853
Lubbock, TX, General Obligation Bonds (FSA),
5.00%, 2/15/14	1,355	1,509
Madera, CA, Unified School District, General Obligation Bonds (FGIC),
Zero Coupon, 8/1/26 - 8/1/28	7,000	2,323
Madison & Jersey Counties, IL, Unit School District, General Obligation Bonds (FSA),
Zero Coupon, 12/1/20	2,900	1,635
Maricopa County, AZ, Pollution Control,
4.00%, 1/1/38 (h)	350	350
Massachusetts State Development Financing Agency, Resource Recovery, Waste Management, Inc. Project, Revenue Bonds,
6.90%, 12/1/29 (h)	250	251
Massachusetts State Health & Educational Facilities Authority, Revenue Bonds (AMBAC),
4.80%, 7/1/12	1,665	1,656
Memphis-Shelby Sports Authority, Inc., Revenue Bonds, Memphis Arena Project (MBIA),
5.00%, 11/1/13	1,410	1,541
Merced City, CA, School District, General Obligation Bonds (MBIA),
Zero Coupon, 8/1/28 - 8/1/29	4,665	1,332
Merrillville, IN, Multi School Building Corp., Revenue Bonds,
5.00%, 1/15/17 - 7/15/17	2,545	2,686
Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax, Revenue Bonds (MBIA),
Zero Coupon, 6/15/20 - 12/15/23	5,175	2,901
Miami-Dade County School Board, FL, COP, General Obligation Bonds (FGIC),
5.00%, 5/1/13	5,995	6,363
Michigan City, IN, Area-Wide School Building Corp., Revenue Bonds (FGIC),
Zero Coupon, 1/15/17 - 1/15/20 (l)	6,750	4,618
Michigan State Strategic Fund, Michigan House of Representatives Facilities, Revenue Bonds (AGC),
5.25%, 10/15/23	1,485	1,556
Michigan State Strategic Fund, Solid Waste Management Project, Revenue Bonds (GTY AGMT),
4.63%, 12/1/12	275	256
Milwaukee, WI, Sewer, Revenue Bonds (AMBAC),
4.88%, 6/1/19	2,070	2,138
Monmouth County, NJ, Improvement Authority, Revenue Bonds (AMBAC),
5.00%, 12/1/16 - 12/1/17	3,010	3,227
Montour, PA, School District, General Obligation Bonds (MBIA),
Zero Coupon, 1/1/13	300	274
Morton Grove, IL, General Obligation Bonds (FGIC),
4.50%, 12/1/13	1,480	1,482
Mount San Antonio, CA, Community College District, General Obligation Bonds (MBIA),
Zero Coupon, 8/1/16 - 8/1/17	27,555	20,900
Murrieta Valley, CA, Unified School District, Public Financing Authority, General Obligation Bonds (FSA),
Zero Coupon, 9/1/24 - 9/1/30	15,100	4,599
Nebraska Public Power District, Revenue Bonds (FSA),
5.00%, 1/1/13	2,000	2,162
New Jersey Health Care Facilities Financing Authority, AHS Hospital Corp., Revenue Bonds,
5.00%, 7/1/27	1,690	1,482
New Mexico Finance Authority, Revenue Bonds (MBIA),
5.00%, 6/15/13 - 6/15/14	2,200	2,368
New Orleans, LA, Audubon Commission, General Obligation Bonds (FSA),
5.00%, 10/1/13	1,695	1,884
New York City, NY, General Obligation Bonds,
5.00%, 4/1/27	2,775	2,723
New York City, NY, Industrial Development Agency, Revenue Bonds (FSA),
6.00%, 11/1/15	1,220	1,221
New York State Dormitory Authority, Revenue Bonds, Nonstructured Supported Debt, Memorial Sloan-Kettering, Revenue Bonds,
5.00%, 7/1/26	8,750	8,820
New York State Dormitory Authority, RFDG-State University Dorm, Revenue Bonds,
5.25%, 7/1/32 (h)	750	791
New York State Dormitory Authority, RFDG-State, Revenue Bonds,
6.00%, 11/15/23 (h)	970	1,040
Noblesville, IN, High School Building Corp., Revenue Bonds (AMBAC),
Zero Coupon, 2/15/19 (l)	1,850	1,185
5.00%, 7/10/13	2,475	2,761
North Side, IN, High School Building Corp., Revenue Bonds (FSA),
5.25%, 7/15/13 (l)	2,910	3,338
North Slope Borough, AK, General Obligation Bonds (MBIA),
Zero Coupon, 6/30/12	2,900	2,675
North Texas Tollway Authority, Revenue Bonds (AGC),
Zero Coupon, 1/1/34 - 1/1/36	41,900	8,251
Northwest Allen County, Middle School Building Corp. (FSA),
5.00%, 7/15/16 - 7/15/19	4,595	4,959

The accompanying notes are an integral part of the financial statements.	65

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Portfolio of Investments (cont’d)

Municipal Portfolio

	Face Amount (000)	Value (000)
Municipal Bonds (cont’d)
Norwalk-LA Mirada, CA, Unified School District, General Obligation Bonds (FGIC),
Zero Coupon, 8/1/25	$ 8,900	$ 3,365
Ohio State, Solid Waste, Revenue Bonds,
4.25%, 4/1/33 (h)	700	606
Okemos, MI, Public School District, General Obligation Bonds (MBIA; Q-SBLF),
Zero Coupon, 5/1/15	900	716
Pajaro Valley, CA, Unified School District, COP, General Obligation Bonds (FSA),
Zero Coupon, 8/1/27	2,220	724
Palm Beach County School Board, FL, COP, General Obligation Bonds (FGIC),
5.00%, 8/1/11 - 8/1/12	7,770	8,307
Palm Beach County School Board, FL, COP, General Obligation Bonds (MBIA),
5.00%, 8/1/12 - 8/1/13	7,280	7,820
Palomar Pomerado Health (MBIA),
Zero Coupon, 8/1/16 - 8/1/19	11,170	6,975
Penn Hills Municipality, PA, General Obligation Bonds,
Zero Coupon, 6/1/12 - 12/1/13	2,115	1,763
Pennsylvania Convention Center Authority, Revenue Bonds (FGIC),
6.70%, 9/1/16	500	581
Pennsylvania State Financing Authority, Aliquippa School District, Revenue Bonds,
Zero Coupon, 6/1/12 (l)	685	620
Pennsylvania State Higher Educational Facilties Authority, University Sciences Philadelphia, Revenue Bonds (AGC),
5.00%, 11/1/25 - 11/1/27	2,760	2,790
Philadelphia, PA, Authority for Industrial Development (FGIC),
5.00%, 10/1/11 - 10/1/13	18,040	19,372
Philadelphia, PA, Authority for Industrial Development (FSA),
5.00%, 2/15/15	2,150	2,386
Philadelphia, PA, Water & Wastewater, Revenue Bonds (AMBAC),
5.00%, 8/1/12 - 8/1/13	6,005	6,465
Piedmont Municipal Power Agency, Electric, Revenue Bonds (AGC),
5.00%, 1/1/25	1,945	1,956
Piedmont, SC, Municipal Power Agency, Revenue Bonds (AMBAC),
Zero Coupon, 1/1/31 - 1/1/32	22,300	5,222
Pittsburgh, PA, Urban Redevelopment Authority, Revenue Bonds (FGIC),
Zero Coupon, 9/1/26	8,480	2,874
Pittsburgh, PA, Water & Sewer Authority, Water & Sewer System, Revenue Bonds (FSA),
5.00%, 9/1/13	1,000	1,093
Redding, CA, Electric System, COP, Revenue Bonds (FSA),
5.00%, 6/1/26	2,250	2,165
Regional Transportation District, CO, COP (AMBAC),
5.00%, 12/1/12	5,540	5,880
Rescue Union School District, CA, General Obligation Bonds (MBIA),
Zero Coupon, 9/1/27	2,000	641
Richland County, SC, Revenue Bonds,
6.10%, 4/1/23	725	517
Rincon Valley, CA, Union School District, General Obligation Bonds (FGIC),
Zero Coupon, 8/1/32 - 8/1/35	9,675	2,023
Robinson Township, PA, Municipal Authority, Revenue Bonds,
6.90%, 5/15/18	35	42
Saginaw, MI, Hospital Financing Authority, Revenue Bonds (MBIA),
5.38%, 7/1/19	1,265	1,210
Sam Rayburn, TX, Municipal Power Agency, Revenue Bonds,
6.00%, 10/1/21	650	591
Sanger, TX, Independent School District, General Obligation Bonds (PSFG),
Zero Coupon, 2/15/19	1,255	845
Santa Ana, CA, Unified School District, General Obligation Bonds (FGIC),
Zero Coupon, 8/1/19 - 8/1/20	5,475	3,193
Seminole County, FL, School Board, COP (AMBAC),
5.00%, 7/1/12	4,070	4,299
Spring, TX, Independent School District, General Obligation Bonds (PSFG),
5.00%, 8/15/19	1,760	1,823
Steel Valley, PA, Allegheny County School District, General Obligation Bonds,
Zero Coupon, 11/1/11 - 11/1/17	1,820	1,525
Tallahassee Blueprint 2000 Intergovernmental Agency, Revenue Bonds (MBIA),
5.00%, 10/1/13 - 10/1/14	3,105	3,386
Texas State Turnpike Authority, Revenue Bonds (AMBAC),
Zero Coupon, 8/15/18	5,700	3,293
Texas State University System, TX, Revenue Bonds,
5.25%, 3/15/25	1,630	1,710
Tobacco Securitization Authority of Northern California, Asset Backed Revenue Bonds, Series A-1,
4.75%, 6/1/23	5,640	4,236
Tobacco Settlement Authority of Washington, Asset Backed Revenue Bonds,
6.50%, 6/1/26	860	784
Tobacco Settlement Financing Corp., LA, Asset Backed Revenue Bonds,
5.50%, 5/15/30	1,350	1,028
Tobacco Settlement Financing Corp., RI, Asset Backed Revenue Bonds,
6.00%, 6/1/23	1,525	1,367

66	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Portfolio of Investments (cont’d)

Municipal Portfolio

	Face Amount (000)	Value (000)
Municipal Bonds (cont’d)
Traverse City, MI, Public Schools (FSA),
5.00%, 5/1/16 - 5/1/19	$ 7,840	$ 8,723
Union Elementary School District, CA, General Obligation Bonds (MBIA),
Zero Coupon, 9/1/27 - 9/1/28	8,000	2,570
University of Utah, COP, General Obligation Bonds (AMBAC),
5.00%, 12/1/11 - 12/1/13	4,040	4,472
Upper Darby Township, PA, General Obligation Bonds (AMBAC),
Zero Coupon, 7/15/11	525	495
Utah County, UT, Environmental Improvement, Revenue Bonds,
5.05%, 11/1/17	170	165
Victor Elementary School District, CA, General Obligation Bonds (FGIC),
Zero Coupon, 2/1/30	2,100	565
Virginia State Peninsula Regional Jail Authority, Regional Jail Facilities, Revenue Bonds (MBIA),
5.00%, 10/1/12 - 10/1/13	2,705	2,948
Warren, MI, Consolidated School District, General Obligation Bonds (Q-SBLF),
4.15%, 5/1/14	1,000	1,044
Washington State Health Care Facilities, (Providence Health), Revenue Bonds (FSA),
5.25%, 10/1/33	3,000	2,927
Washington State Motor Vehicle Fuel Facilities, General Obligation Bonds (AMBAC),
Zero Coupon, 6/1/14 - 6/1/16	8,160	6,760
Washington State Recreational Facilities, General Obligation Bonds (FGIC),
Zero Coupon, 1/1/17	6,900	5,213
Washoe County, NV, General Obligation Bonds (FSA),
Zero Coupon, 7/1/18	4,235	2,963
Washoe County, NV, School District, School Improvement, General Obligation Bonds,
4.75%, 6/1/26	1,405	1,380
5.00%, 6/1/28	2,250	2,250
Wayne State University, MI, Revenue Bonds (FSA),
5.00%, 11/15/30	800	799
West Contra Costa, CA, Unified School District, General Obligation Bonds (FGIC),
Zero Coupon, 8/1/25 - 8/1/27	23,200	7,994
West Virginia University, Revenue Bonds (AMBAC),
Zero Coupon, 4/1/22 - 4/1/24	2,000	965
Westfield High School Building Corp., IN, Revenue Bonds (FSA),
5.00%, 1/10/13	1,285	1,399
William S. Hart Union High School District, CA, General Obligation Bonds (FSA),
Zero Coupon, 9/1/21 - 9/1/28	18,290	8,247
Winnebago County, IL, School District, General Obligation Bonds (FSA),
Zero Coupon, 1/1/14	3,600	3,049
Wisconsin State Health & Educational Facilities Authority, Revenue Bonds (AMBAC),
5.63%, 2/15/12	1,000	1,060
Yosemite, CA, Community College District, General Obligation Bonds (FSA),
Zero Coupon, 8/1/22 - 8/1/25	11,455	5,109
		575,927
Total Fixed Income Securities (Cost $595,044)		577,221

	Shares
Preferred Stocks (2.2%)
Finance (2.2%)
ABN AMRO North America Capital Funding Trust I, 6.97% (e)(h)(l)	5,875	1,810
Federal Home Loan Mortgage Corp., 4.68% (a)(h)(l)	19,000	10
Federal Home Loan Mortgage Corp., 5.16% (a)(h)(l)	89,800	46
Goldman Sachs Group, Inc. (The), 4.00% (h)(l)	121,000	1,405
H.J. Heinz Finance Co., 8.00% (e)(l)	30	2,595
International Lease Finance Corp., 4.70% (h)(l)	31	620
Lehman Brothers Holdings, Inc. 7.95% (a)(b)(l)	103,500	1
Pitney Bowes International Holdings, Inc., 4.87% (h)(l)	34	3,321
US Bancorp, 3.50% (h)(l)	153,180	1,838
Wells Fargo & Co, 7.98% (h)(l)	2,565,000	1,207
Total Preferred Stocks (Cost $31,108)		12,853
Short-Term Investment (1.2%)
Investment Company (1.2%)
Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio — Institutional Class (p) (Cost $7,134)	7,133,518	7,134
Total Investments (101.0%) (Cost $633,286)		597,208
Liabilities in Excess of Other Assets (-1.0%)		(5,946)
Net Assets (100%)		$591,262

(a)	Non-income producing security.
(b)	Issuer is in default.
(d)

At March 31, 2009, the Portfolio held approximately $1,294,000 of fair valued securities, representing 0.2% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Trustees.

(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on March 31, 2009.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(l)	Security has been deemed illiquid at March 31, 2009.

The accompanying notes are an integral part of the financial statements.	67

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Portfolio of Investments (cont’d)

Municipal Portfolio

(p)	See Note G within the Notes to Financial Statements regarding investment in Morgan Stanley Institutional Liquidity Funds — Tax-Exempt Portfolio — Institutional Class.
AGC	Assured Guaranty Corp.
AMBAC	Ambac Assurance Corp.
BHAC	Berkshire Hathaway Assurance Corp.
CIFG	CDC IXIS Financial Guarantee
COP	Certificate of Participation
GTY AGMT	Guaranty Agreement
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance Inc.
Inv Fl	Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at March 31, 2009.
IO	Interest Only
MBIA	MBIA Insurance Corp.
PSFG	Permanent School Fund Guaranteed
Q-SBLF	Qualified State Bond Loan Fund
REMIC	Real Estate Mortgage Investment Conduit
TOB	Tender Offer Bonds

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 10 yr. Note	1,105	$137,106	Jun-09	$(1,336)
Short:
U.S. Treasury 2 yr. Note	326	71,032	Jun-09	(354)
U.S. Treasury 5 yr. Note	12	1,425	Jun-09	(4)
U.S. Treasury Long Bond	559	72,504	Jun-09	(2,590)
10 yr. Swap	822	103,932	Jun-09	(2,904)
				$(7,188)

68	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Portfolio of Investments (cont’d)

Municipal Portfolio

Interest Rate Swap Contracts

The Portfolio had the following interest rate swap agreement(s) open at period end:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase	3 Month LIBOR	Receive	5.62%	5/11/27	$56,000	$(9,677)

LIBOR — London Inter Bank Offer Rate

Portfolio Composition

Classification	Percentage of Total Investments
Municipal Bonds	96.4%
Other*	2.4
Short-Term Investments	1.2
Total Investments	100.0%

*

Industries and/or investment types which do not appear in the above table, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.	69

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Statements of Assets and Liabilities

	Balanced Portfolio (000)	Mid Cap Growth Portfolio (000)	U.S. Mid Cap Value Portfolio (000)		U.S. Small Cap Value Portfolio (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost	$ 68,698	$ 3,290,948	$ 132,286		$ 567,311
Investment in Securities of Affiliated Issuers, at Cost	10,002	21,686	4,531		20,018
Total Investments in Securities, at Cost	78,700	3,312,634	136,817		587,329
Foreign Currency, at Cost	27	— @	—		—
Investments in Securities of Unaffiliated Issuers, at Value(1)	51,896	2,150,556	83,941		413,278
Investment in Securities of Affiliated Issuers, at Value	10,002	21,686	4,531		20,018
Total Investments in Securities, at Value	61,898	2,172,242	88,472		433,296
Foreign Currency, at Value	26	— @	—		—
Cash	214	—	—		—
Due from Broker	632	—	—		—
Receivable for Portfolio Shares Sold	14	3,619	335		176
Receivable for Investments Sold	40	22,499	899		3,226
Receivable for Delayed Delivery Commitments	1,934	—	—		—
Receivable from Affiliates	6	26	1		5
Dividends Receivable	56	2,053	141		307
Interest Receivable	94	137	—		—
Other Assets	1	43	2		10
Total Assets	64,915	2,200,619	89,850		437,020
Liabilities:
Collateral on Securities Loaned, at Value	1,174	—	—		—
Unrealized Depreciation on Foreign Currency Exchange Contracts	4	—	—		—
Payable for Delayed Delivery Commitments	6,434	—	—		—
Payable for Investments Purchased	468	20,002	116		2,318
Bank Overdraft	—	—	—	@	—
Unrealized Depreciation on Swap Agreements	20	—	—		—
Payable for Portfolio Shares Redeemed	17	1,535	266		571
Payable for Investment Advisory Fees	63	2,658	167		758
Payable for Administration Fees	4	141	6		27
Payable for Custodian Fees	2	30	2		6
Payable for Transfer Agent Fees	3	9	5		3
Payable for Shareholder Servicing Fees — Investment Class	— @	—	—	@	—
Payable for Shareholder Servicing Fees — Class P	3	200	4		12
Payable for Sub Transfer Agency Fees — Class I	31	346	37		10
Payable for Sub Transfer Agency Fees — Class P	7	410	9		12
Payable for Trustees’ Fees and Expenses	4	11	12		10
Other Liabilities	83	306	29		156
Total Liabilities	8,317	25,648	653		3,883
Net Assets	$ 56,598	$ 2,174,971	$ 89,197		$ 433,137
Net Assets Consist Of:
Paid-in Capital	$ 85,414	$ 3,915,582	$ 298,238		$ 686,255
Undistributed (Distributions in Excess of) Net Investment Income	127	(647)	314		225
Accumulated Net Realized Loss	(12,669)	(599,528)	(161,010)		(99,310)
Unrealized Appreciation (Depreciation) on:
Investments	(16,802)	(1,140,392)	(48,345)		(154,033)
Foreign Currency Exchange Contracts and Translations	(6)	(44)	—		—
Futures Contracts	554	—	—		—
Swap Agreements	(20)	—	—		—
Net Assets	$ 56,598	$ 2,174,971	$ 89,197		$ 433,137

70	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Statements of Assets and Liabilities (cont’d)

	Balanced Portfolio (000)	Mid Cap Growth Portfolio (000)	U.S. Mid Cap Value Portfolio (000)	U.S. Small Cap Value Portfolio (000)
CLASS I:
Net Assets	$37,220	$1,194,486	$68,559	$374,649
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000)	3,919,411	68,751,046	3,616,191	27,430,810
Net Asset Value, Offering and Redemption Price Per Share	$9.50	$17.37	$18.96	$13.66
INVESTMENT CLASS:
Net Assets	$3,627	$—	$2,877	$—
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000)	382,376	—	152,584	—
Net Asset Value, Offering and Redemption Price Per Share	$9.49	$—	$18.86	$—
CLASS P:
Net Assets	$15,751	$980,485	$17,761	$58,488
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000)	1,662,079	58,109,777	945,997	4,306,780
Net Asset Value, Offering and Redemption Price Per Share	$9.48	$16.87	$18.77	$13.58
(1) Including: Securities on Loan, at Value:	$4,736	$—	$—	$—

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.	71

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Statements of Assets and Liabilities

	Value Portfolio (000)	Core Fixed Income Portfolio (000)	Core Plus Fixed Income Portfolio (000)	Intermediate Duration Portfolio (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost	$ 173,019	$ 120,540	$ 1,274,263	$ 147,373
Investment in Securities of Affiliated Issuers, at Cost	5,838	5,109	35,075	434
Total Investments in Securities, at Cost	178,857	125,649	1,309,338	147,807
Investments in Securities of Unaffiliated Issuers, at Value(1)	116,018	119,812	1,232,113	146,434
Investment in Securities of Affiliated Issuers, at Value	5,838	5,109	35,075	434
Total Investments in Securities, at Value	121,856	124,921	1,267,188	146,868
Cash	—	— @	20	— @
Receivable for Portfolio Shares Sold	229	5	818	—
Receivable for Investments Sold	—	147	1,085	26
Unrealized Appreciation on Swap Agreements	—	50	217	39
Receivable for Delayed Delivery Commitments	—	13,713	97,829	—
Receivable from Affiliates	1	1	4	— @
Dividends Receivable	295	1	14	1
Interest Receivable	109	734	7,574	985
Other Assets	3	3	25	4
Total Assets	122,493	139,575	1,374,774	147,923
Liabilities:
Collateral on Securities Loaned, at Value	—	2,520	33,957	—
Due to Broker	—	4,158	3,020	532
Payable for Delayed Delivery Commitments	—	29,231	282,336	5,730
Payable for Investments Purchased	—	186	2,845	401
Unrealized Depreciation on Swap Agreements	—	1,771	13,332	2,283
Payable for Portfolio Shares Redeemed	17	296	14,626	—
Options Written, at Value (Premiums Received $—, $31, $251 and $31)	—	20	164	20
Payable for Investment Advisory Fees	147	83	983	128
Payable for Administration Fees	7	7	71	9
Payable for Custodian Fees	2	4	16	3
Payable for Transfer Agent Fees	4	1	5	2
Payable for Shareholder Servicing Fees — Investment Class	—	—	14	17
Payable for Shareholder Servicing Fees — Class P	13	— @	15	—
Payable for Sub Transfer Agency Fees — Class I	22	2	72	— @
Payable for Sub Transfer Agency Fees — Class P	35	1	16	—
Payable for Trustees’ Fees and Expenses	14	2	48	1
Other Liabilities	51	59	181	35
Total Liabilities	312	38,341	351,701	9,161
Net Assets	$ 122,181	$ 101,234	$ 1,023,073	$ 138,762
Net Assets Consist Of:
Paid-in Capital	$ 203,593	$ 147,499	$ 1,611,220	$ 162,855
Undistributed (Distributions in Excess of) Net Investment Income	772	733	8,299	(276)
Accumulated Net Realized Loss	(25,183)	(44,494)	(540,355)	(20,788)
Unrealized Appreciation (Depreciation) on:
Investments	(57,001)	(728)	(42,150)	(939)
Futures Contracts	—	(66)	(913)	143
Options Written	—	11	87	11
Swap Agreements	—	(1,721)	(13,115)	(2,244)
Net Assets	$ 122,181	$ 101,234	$ 1,023,073	$ 138,762

72	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Statements of Assets and Liabilities (cont’d)

	Value Portfolio (000)	Core Fixed Income Portfolio (000)	Core Plus Fixed Income Portfolio (000)	Intermediate Duration Portfolio (000)
CLASS I:
Net Assets	$53,108	$100,936	$853,099	$3,358
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000)	5,708,290	11,204,230	95,937,423	371,415
Net Asset Value, Offering and Redemption Price Per Share	$9.30	$9.01	$8.89	$9.04
INVESTMENT CLASS:
Net Assets	$—	$—	$110,666	$135,404
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000)	—	—	12,450,418	15,036,822
Net Asset Value, Offering and Redemption Price Per Share	$—	$—	$8.89	$9.00
CLASS P:
Net Assets	$69,073	$298	$59,308	$—
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000)	7,432,047	32,913	6,679,075	—
Net Asset Value, Offering and Redemption Price Per Share	$9.29	$9.04	$8.88	$—
(1) Including: Securities on Loan, at Value:	$—	$2,469	$39,425	$—

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.	73

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Statements of Assets and Liabilities

	International Fixed Income Portfolio (000)		Investment Grade Fixed Income Portfolio (000)		Limited Duration Portfolio (000)	Long Duration Fixed Income Portfolio (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost	$ 45,063		$ 252,027		$ 321,681	$ 28,322
Investment in Securities of Affiliated Issuers, at Cost	1,763		19,372		187	353
Total Investments in Securities, at Cost	46,826		271,399		321,868	28,675
Foreign Currency, at Cost	17		—		—	—
Investments in Securities of Unaffiliated Issuers, at Value(1)	44,436		249,900		325,507	28,688
Investment in Securities of Affiliated Issuers, at Value	1,763		19,372		187	353
Total Investments in Securities, at Value	46,199		269,272		325,694	29,041
Foreign Currency, at Value	17		—		—	—
Cash	—		—	@	—	—
Due from Broker	2,954		—		—	—
Receivable for Portfolio Shares Sold	105		616		102	—
Receivable for Investments Sold	864		171		1	274
Unrealized Appreciation on Swap Agreements	—		81		108	10
Receivable for Delayed Delivery Commitments	—		34,710		—	—
Unrealized Appreciation on Foreign Currency Exchange Contracts	345		—		—	—
Receivable from Affiliates	1		2		— @	—	@
Dividends Receivable	2		2		1	—	@
Interest Receivable	679		1,431		2,305	334
Other Assets	3		6		10	1
Total Assets	51,169		306,291		328,221	29,660
Liabilities:
Collateral on Securities Loaned, at Value	—		13,982		—	—
Unrealized Depreciation on Foreign Currency Exchange Contracts	369		—		—	—
Due to Broker	—		8,872		1,233	54
Payable for Delayed Delivery Commitments	—		76,624		—	—
Payable for Investments Purchased	1,645		338		2,074	260
Bank Overdraft	2		—		— @	—
Unrealized Depreciation on Swap Agreements	—		2,954		5,209	437
Payable for Portfolio Shares Redeemed	42		271		810	—
Options Written, at Value (Premiums Received $—, $52, $43 and $6)	—		34		28	4
Payable for Investment Advisory Fees	50		201		263	12
Payable for Administration Fees	3		14		22	2
Payable for Custodian Fees	6		4		4	2
Payable for Transfer Agent Fees	3		3		2	1
Payable for Transfer Agency Fees — Class H	—	@	—	@	—	—
Payable for Transfer Agency Fees — Class L	—	@	—	@	—	—
Payable for Shareholder Servicing Fees — Class P	—	@	—	@	— @	—	@
Payable for Shareholder Servicing Fees — Class H	—	@	—	@	—	—
Payable for Distribution and Shareholder Servicing Fees — Class L	—	@	—	@	—	—
Payable for Sub Transfer Agency Fees — Class I	25		13		1	—
Payable for Sub Transfer Agency Fees — Class P	—		—	@	—	—
Payable for Trustees’ Fees and Expenses	1		8		1	—
Other Liabilities	71		63		119	25
Total Liabilities	2,217		103,381		9,766	797
Net Assets	$ 48,952		$ 202,910		$ 318,455	$ 28,863
Net Assets Consist Of:
Paid-in Capital	$ 51,896		$ 276,548		$ 584,533	$ 27,703
Undistributed (Distributions in Excess of) Net Investment Income	(1,077)		987		(1,863)	237
Accumulated Net Realized Gain (Loss)	(1,198)		(69,450)		(262,005)	1,001
Unrealized Appreciation (Depreciation) on:
Investments	(627)		(2,127)		3,826	366
Foreign Currency Exchange Contracts and Translations	(26)		—		—	—
Futures Contracts	(16)		(193)		(950)	(19)
Options Written	—		18		15	2
Swap Agreements	—		(2,873)		(5,101)	(427)
Net Assets	$ 48,952		$ 202,910		$ 318,455	$ 28,863

74	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Statements of Assets and Liabilities (cont’d)

	International Fixed Income Portfolio (000)	Investment Grade Fixed Income Portfolio (000)	Limited Duration Portfolio (000)	Long Duration Fixed Income Portfolio (000)
CLASS I:
Net Assets	$47,972	$200,525	$318,321	$28,342
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000)	5,137,913	21,560,612	42,587,973	2,717,121
Net Asset Value, Offering and Redemption Price Per Share	$9.34	$9.30	$7.47	$10.43
CLASS P:
Net Assets	$741	$592	$134	$521
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000)	78,471	63,772	17,959	50,000
Net Asset Value, Offering and Redemption Price Per Share	$9.44	$9.29	$7.47	$10.42
CLASS H:
Net Assets	$132	$124	$—	$—
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000)	14,025	13,311	—	—
Net Asset Value and Redemption Price Per Share	$9.40	$9.29	$—	$—
Maximum Sales Load	3.50%	3.50%	—	—
Maximum Sales Charge	$0.34	$0.34	$—	$—
Maximum Offering Price Per Share	$9.74	$9.63	$—	$—
CLASS L:
Net Assets	$107	$1,669	$—	$—
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000)	11,452	179,556	—	—
Net Asset Value, Offering and Redemption Price Per Share	$9.40	$9.30	$—	$—
(1) Including: Securities on Loan, at Value:	$—	$15,566	$—	$—
@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.	75

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Statements of Assets and Liabilities

Municipal Portfolio (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost	$626,152
Investment in Securities of Affiliated Issuers, at Cost	7,134
Total Investments in Securities, at Cost	633,286
Investments in Securities of Unaffiliated Issuers, at Value(1)	590,074
Investment in Securities of Affiliated Issuers, at Value	7,134
Total Investments in Securities, at Value	597,208
Cash	—
Receivable for Portfolio Shares Sold	114
Receivable for Investments Sold	3,629
Receivable from Affiliates	1
Dividends Receivable	35
Interest Receivable	5,703
Other Assets	19
Total Assets	606,709
Liabilities:
Due to Broker	1,539
Payable for Investments Purchased	1,988
Bank Overdraft	6
Unrealized Depreciation on Swap Agreements	9,677
Payable for Portfolio Shares Redeemed	888
Payable for Investment Advisory Fees	1,192
Payable for Administration Fees	41
Payable for Custodian Fees	6
Payable for Transfer Agent Fees	4
Payable for Transfer Agency Fees — Class H	— @
Payable for Transfer Agency Fees — Class L	1
Payable for Shareholder Servicing Fees — Class P	7
Payable for Shareholder Servicing Fees — Class H	1
Payable for Distribution and Shareholder Servicing Fees — Class L	6
Other Liabilities	91
Total Liabilities	15,447
Net Assets	$591,262
Net Assets Consist Of:
Paid-in Capital	$723,242
Undistributed Net Investment Income	3,847
Accumulated Net Realized Loss	(82,884)
Unrealized Appreciation (Depreciation) on:
Investments	(36,078)
Futures Contracts	(7,188)
Swap Agreements	(9,677)
Net Assets	$591,262

76	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Statements of Assets and Liabilities (cont’d)

Municipal Portfolio (000)
CLASS I:
Net Assets	$540,119
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000)	47,924,624
Net Asset Value, Offering and Redemption Price Per Share	$11.27
CLASS P:
Net Assets	$30,925
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000)	2,743,673
Net Asset Value, Offering and Redemption Price Per Share	$11.27
CLASS H:
Net Assets	$5,444
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000)	482,930
Net Asset Value and Redemption Price Per Share	$11.27
Maximum Sales Load	3.50%
Maximum Sales Charge	$0.41
Maximum Offering Price Per Share	$11.68
CLASS L:
Net Assets	$14,774
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000)	1,314,569
Net Asset Value, Offering and Redemption Price Per Share	$11.24

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.	77

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Statements of Operations

For the Six Months Ended March 31, 2009

	Balanced Portfolio (000)	Mid Cap Growth Portfolio (000)	U.S. Mid Cap Value Portfolio (000)	U.S. Small Cap Value Portfolio (000)	Value Portfolio (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers	$ 401	$ 8,266	$ 1,445	$ 6,926	$ 2,205
Dividends from Securities of Affiliated Issuers	154	704	40	124	10
Interest from Securities of Unaffiliated Issuers	154	— @	—	—	17
Less: Foreign Taxes Withheld	(1)	(180)	—	—	—
Total Investment Income	708	8,790	1,485	7,050	2,232
Expenses:
Investment Advisory Fees (Note B)	135	5,410	364	1,646	321
Administration Fees (Note C)	24	867	41	197	51
Custodian Fees (Note F)	8	108	5	18	6
Professional Fees	15	56	12	21	13
Shareholder Reporting Fees	49	418	16	244	23
Shareholder Servicing Fees — Investment Class (Note D)	3	—	2	—	—
Shareholder Servicing Fees — Class P (Note D)	27	1,227	30	73	88
Sub Transfer Agency Fees — Class I	14	333	30	9	19
Sub Transfer Agency Fees — Class P	9	379	9	12	29
Transfer Agency Fees (Note E)	8	32	18	14	12
Trustees’ Fees and Expenses	—	15	—	1	—
Registration Fees	26	66	32	35	23
Other Expenses	13	42	1	13	1
Total Expenses	331	8,953	560	2,283	586
Rebate from Morgan Stanley Affiliates (Note G)	(17)	(61)	(3)	(11)	(3)
Voluntary Waiver of Sub Transfer Agent Fees — Class I	(14)	—	(21)	—	(1)
Voluntary Waiver of Sub Transfer Agent Fees — Class P	(9)	—	(6)	—	(20)
Expense Offset (Note F)	— @	— @	— @	(1)	— @
Net Expenses	291	8,892	530	2,271	562
Net Investment Income (Loss)	417	(102)	955	4,779	1,670
Realized Gain (Loss):
Investments Sold	(4,579)	(121,968)	(17,693)	(87,915)	(7,712)
Investments Sold from Affiliated Issuers	(940)	—	—	—	—
Foreign Currency Transactions	(9)	66	—	—	—
Futures Contracts	(1,980)	—	—	—	—
Swap Agreements	51	—	—	—	—
Net Realized Loss	(7,457)	(121,902)	(17,693)	(87,915)	(7,712)
Change in Unrealized Appreciation (Depreciation):
Investments	(6,294)	(687,375)	(30,053)	(141,053)	(45,198)
Foreign Currency Exchange Contracts and Translations	(14)	(44)	—	—	—
Futures Contracts	950	—	—	—	—
Swap Agreements	(20)	—	—	—	—
Net Change in Unrealized Appreciation (Depreciation)	(5,378)	(687,419)	(30,053)	(141,053)	(45,198)
Total Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(12,835)	(809,321)	(47,746)	(228,968)	(52,910)
Net Decrease in Net Assets Resulting from Operations	$(12,418)	$(809,423)	$(46,791)	$(224,189)	$(51,240)

@ Amount is less than $500.

78	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Statements of Operations

For the Six Months Ended March 31, 2009

	Core Fixed Income Portfolio (000)	Core Plus Fixed Income Portfolio (000)	Intermediate Duration Portfolio (000)	International Fixed Income Portfolio (000)	Investment Grade Fixed Income Portfolio (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers	$ —	$ —	$ —	$ 1	$ —
Dividends from Securities of Affiliated Issuers	61	381	29	50	114
Interest from Securities of Unaffiliated Issuers	2,943	32,132	1,981	1,457	4,651
Total Investment Income	3,004	32,513	2,010	1,508	4,765
Expenses:
Investment Advisory Fees (Note B)	264	2,114	255	169	446
Administration Fees (Note C)	56	464	55	36	95
Custodian Fees (Note F)	11	47	7	14	15
Professional Fees	16	36	21	17	22
Shareholder Reporting Fees	31	93	10	32	34
Shareholder Servicing Fees — Investment Class (Note D)	—	86	100	—	—
Shareholder Servicing Fees — Class P (Note D)	— @	105	—	1	1
Shareholder Servicing Fees — Class H (Note D)	—	—	—	— @	— @
Distribution and Shareholder Servicing Fees — Class L (Note D)	—	—	—	— @	1
Sub Transfer Agency Fees — Class I	2	79	— @	19	9
Sub Transfer Agency Fees — Class P	— @	13	—	—	— @
Transfer Agency Fees (Note E)	5	18	5	10	10
Transfer Agency Fees — Class L (Note E)	—	—	—	— @	— @
Trustees’ Fees and Expenses	1	—	—	2	—
Registration Fees	22	39	16	38	35
Other Expenses	13	39	10	13	15
Total Expenses	421	3,133	479	351	683
Voluntary Waiver of Investment Advisory Fees (Note B)	(68)	—	—	—	—
Voluntary Waiver of Shareholder Servicing Fees — Class P (Note D)	—	—	—	—	— @
Rebate from Morgan Stanley Affiliates (Note G)	(3)	(19)	(2)	(3)	(7)
Voluntary Waiver of Sub Transfer Agent Fees — Class I	—	(79)	—	—	—
Voluntary Waiver of Sub Transfer Agent Fees — Class P	—	(13)	—	—	—
Expense Offset (Note F)	— @	(1)	— @	— @	(1)
Net Expenses	350	3,021	477	348	675
Net Investment Income	2,654	29,492	1,533	1,160	4,090
Realized Gain (Loss):
Investments Sold	(17,965)	(275,467)	(7,444)	(727)	(27,429)
Foreign Currency Transactions	—	(355)	—	(662)	—
Options Written	(168)	(1,144)	(119)	—	(266)
Futures Contracts	(1,143)	1,283	(508)	1,040	(825)
Swap Agreements	7,787	43,860	6,824	—	12,453
Net Realized Loss	(11,489)	(231,823)	(1,247)	(349)	(16,067)
Change in Unrealized Appreciation (Depreciation):
Investments	19,138	237,449	9,520	(2,103)	25,205
Foreign Currency Exchange Contracts and Translations	—	270	—	588	—
Options Written	11	87	11	—	18
Futures Contracts	(295)	(796)	(268)	(86)	(118)
Swap Agreements	(7,806)	(50,392)	(5,621)	—	(12,595)
Net Change in Unrealized Appreciation (Depreciation)	11,048	186,618	3,642	(1,601)	12,510
Total Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	(441)	(45,205)	2,395	(1,950)	(3,557)
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 2,213	$ (15,713)	$ 3,928	$ (790)	$ 533

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.	79

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Statements of Operations

For the Six Months Ended March 31, 2009

	Limited Duration Portfolio (000)	Long Duration Fixed Income Portfolio (000)	Municipal Portfolio (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers	$ —	$ —	$ 712
Dividends from Securities of Affiliated Issuers	73	4	64
Interest from Securities of Unaffiliated Issuers	7,685	698	19,511
Total Investment Income	7,758	702	20,287
Expenses:
Investment Advisory Fees (Note B)	624	53	1,478
Administration Fees (Note C)	166	11	315
Custodian Fees (Note F)	11	5	22
Professional Fees	9	13	41
Shareholder Reporting Fees	95	4	65
Shareholder Servicing Fees — Class P (Note D)	— @	1	49
Shareholder Servicing Fees — Class H (Note D)	—	—	9
Distribution and Shareholder Servicing Fees — Class L (Note D)	—	—	39
Sub Transfer Agency Fees — Class I	1	—	—
Transfer Agency Fees (Note E)	7	3	13
Transfer Agency Fees — Class L (Note E)	—	—	— @
Trustees’ Fees and Expenses	4	1	9
Registration Fees	10	10	41
Other Expenses	18	6	23
Total Expenses	945	107	2,104
Voluntary Waiver of Investment Advisory Fees (Note B)	—	(36)	(27)
Rebate from Morgan Stanley Affiliates (Note G)	(5)	— @	(5)
Expense Offset (Note F)	— @	— @	(2)
Net Expenses	940	71	2,070
Net Investment Income	6,818	631	18,217
Realized Gain (Loss):
Investments Sold	(131,546)	(254)	(61,907)
Foreign Currency Transactions	24	7	281
Options Written	(257)	(23)	—
Futures Contracts	(16,242)	(474)	(10,819)
Swap Agreements	19,196	2,144	(8,676)
Net Realized Gain (Loss)	(128,825)	1,400	(81,121)
Change in Unrealized Appreciation (Depreciation):
Investments	118,712	1,709	58,253
Options Written	15	2	—
Futures Contracts	206	(31)	(6,880)
Swap Agreements	(14,121)	(1,420)	(4,876)
Net Change in Unrealized Appreciation (Depreciation)	104,812	260	46,497
Total Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	(24,013)	1,660	(34,624)
Net Increase (Decrease) in Net Assets Resulting from Operations	$ (17,195)	$ 2,291	$(16,407)

@ Amount is less than $500.

80	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

March 31, 2009

Statements of Changes in Net Assets

	Balanced Portfolio		Mid Cap Growth Portfolio
	Six Months Ended March 31, 2009 (unaudited) (000)	Year Ended September 30, 2008 (000)	Six Months Ended March 31, 2009 (unaudited) (000)	Year Ended September 30, 2008 (000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$ 417	$ 7,567	$ (102)	$ 2,058
Net Realized Gain (Loss)	(7,457)	20,027	(121,902)	(9,356)
Net Change in Unrealized Appreciation (Depreciation)	(5,378)	(66,160)	(687,419)	(1,110,196)
Net Decrease in Net Assets Resulting from Operations	(12,418)	(38,566)	(809,423)	(1,117,494)
Distributions from and/or in Excess of:
Class I:
Net Investment Income	(1,580)	(7,923)	—	(8,685)
Investment Class:
Net Investment Income	(161)	(120)	—	—
Class P:
Net Investment Income	(1,000)	(785)	—	(4,529)
Total Distributions	(2,741)	(8,828)	—	(13,214)
Capital Share Transactions:(1)
Class I:
Subscribed	5,296	62,569	262,833	944,048
Distributions Reinvested	1,579	7,917	—	8,283
Redeemed	(2,393)	(301,521)	(223,942)	(359,381)
Investment Class:
Subscribed	166	237	—	—
Distributions Reinvested	161	120	—	—
Redeemed	—	(345)	—	—
Class P:
Subscribed	1,265	11,649	407,563	786,756
Distributions Reinvested	1,000	785	—	4,487
Redeemed	(12,655)	(3,852)	(308,625)	(574,536)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(5,581)	(222,441)	137,829	809,657
Redemption Fees	— @	1	114	80
Total Decrease in Net Assets	(20,740)	(269,834)	(671,480)	(320,971)
Net Assets:
Beginning of Period	77,338	347,172	2,846,451	3,167,422
End of Period	$ 56,598	$ 77,338	$2,174,971	$ 2,846,451
Undistributed (Distributions in Excess of) Net Investment Income Included in End of Period Net Assets	$ 127	$ 2,451	$ (647)	$ (545)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	571	4,277	14,645	29,998
Shares Issued on Distributions Reinvested	155	560	—	250
Shares Redeemed	(246)	(22,555)	(12,983)	(12,070)
Net Increase (Decrease) in Class I Shares Outstanding	480	(17,718)	1,662	18,178
Investment Class:
Shares Subscribed	16	17	—	—
Shares Issued on Distributions Reinvested	16	9	—	—
Shares Redeemed	—	(24)	—	—
Net Increase in Investment Class Shares Outstanding	32	2	—	—
Class P:
Shares Subscribed	129	835	23,786	26,042
Shares Issued on Distributions Reinvested	98	56	—	139
Shares Redeemed	(1,301)	(281)	(18,694)	(19,529)
Net Increase (Decrease) in Class P Shares Outstanding	(1,074)	610	5,092	6,652

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.	81

2009 Semi-Annual Report

March 31, 2009

Statements of Changes in Net Assets

	U.S. Mid Cap Value Portfolio		U.S. Small Cap Value Portfolio
	Six Months Ended March 31, 2009 (unaudited) (000)	Year Ended September 30, 2008 (000)	Six Months Ended March 31, 2009 (unaudited) (000)	Year Ended September 30, 2008 (000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income	$ 955	$ 1,295	$ 4,779	$ 2,083
Net Realized Gain (Loss)	(17,693)	(4,132)	(87,915)	28,949
Net Change in Unrealized Appreciation (Depreciation)	(30,053)	(33,749)	(141,053)	(155,284)
Net Decrease in Net Assets Resulting from Operations	(46,791)	(36,586)	(224,189)	(124,252)
Distributions from and/or in Excess of:
Class I:
Net Investment Income	(1,158)	(1,056)	(5,441)	(1,818)
Net Realized Gain	—	—	(22,483)	(92,501)
Investment Class:
Net Investment Income	(40)	(23)	—	—
Class P:
Net Investment Income	(445)	(146)	(583)	(2)
Net Realized Gain	—	—	(3,099)	(6,696)
Total Distributions	(1,643)	(1,225)	(31,606)	(101,017)
Capital Share Transactions:(1)
Class I:
Subscribed	11,281	25,109	53,761	149,786
Distributions Reinvested	1,148	1,041	26,715	94,108
Redeemed	(14,460)	(39,009)	(128,083)	(193,860)
Investment Class:
Subscribed	295	2,646	—	—
Distributions Reinvested	40	23	—	—
Redeemed	(119)	(1,394)	—	—
Class P:
Subscribed	25,552	24,231	26,345	42,779
Distributions Reinvested	444	145	3,682	6,698
Redeemed	(21,811)	(12,645)	(15,441)	(22,044)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	2,370	147	(33,021)	77,467
Redemption Fees	3	2	28	14
Total Decrease in Net Assets	(46,061)	(37,662)	(288,788)	(147,788)
Net Assets:
Beginning of Period	135,258	172,920	721,925	869,713
End of Period	$ 89,197	$135,258	$ 433,137	$ 721,925
Undistributed Net Investment Income Included in End of Period Net Assets	$ 314	$ 1,002	$ 225	$ 1,470
(1) Capital Share Transactions:
Class I:
Shares Subscribed	546	755	3,619	6,411
Shares Issued on Distributions Reinvested	57	30	1,762	4,050
Shares Redeemed	(718)	(1,212)	(8,684)	(8,471)
Net Increase (Decrease) in Class I Shares Outstanding	(115)	(427)	(3,303)	1,990
Investment Class:
Shares Subscribed	15	84	—	—
Shares Issued on Distributions Reinvested	2	1	—	—
Shares Redeemed	(6)	(44)	—	—
Net Increase in Investment Class Shares Outstanding	11	41	—	—
Class P:
Shares Subscribed	1,227	726	1,839	1,885
Shares Issued on Distributions Reinvested	22	4	244	290
Shares Redeemed	(1,112)	(408)	(1,134)	(940)
Net Increase in Class P Shares Outstanding	137	322	949	1,235

82	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

March 31, 2009

Statements of Changes in Net Assets

	Value Portfolio		Core Fixed Income Portfolio
	Six Months Ended March 31, 2009 (unaudited) (000)	Year Ended September 30, 2008 (000)	Six Months Ended March 31, 2009 (unaudited) (000)	Year Ended September 30, 2008 (000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income	$ 1,670	$ 6,576	$ 2,654	$ 14,566
Net Realized Loss	(7,712)	(14,133)	(11,489)	(30,388)
Net Change in Unrealized Appreciation (Depreciation)	(45,198)	(79,819)	11,048	(12,165)
Net Increase (Decrease) in Net Assets Resulting from Operations	(51,240)	(87,376)	2,213	(27,987)
Distributions from and/or in Excess of:
Class I:
Net Investment Income	(1,240)	(4,307)	(6,684)	(14,096)
Net Realized Gain	—	(15,671)	—	—
Investment Class:
Net Investment Income	—	(765)	—	—
Net Realized Gain	—	(4,055)	—	—
Class P:
Net Investment Income	(1,413)	(3,036)	(12)	(603)
Net Realized Gain	—	(10,869)	—	—
Total Distributions	(2,653)	(38,703)	(6,696)	(14,699)
Capital Share Transactions:(1)
Class I:
Subscribed	4,655	12,981	2,380	28,354
Distributions Reinvested	1,231	19,766	6,672	14,079
Redeemed	(9,198)	(176,831)	(89,945)	(123,370)
Investment Class:
Subscribed	—	1,552	—	—
Distributions Reinvested	—	4,820	—	—
Redeemed	—	(74,700)	—	—
Class P:
Subscribed	6,828	17,105	2	6,287
Distributions Reinvested	1,412	13,896	12	603
Redeemed	(12,584)	(77,024)	(197)	(16,391)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(7,656)	(258,435)	(81,076)	(90,438)
Redemption Fees	— @	16	1	— @
Total Decrease in Net Assets	(61,549)	(384,498)	(85,558)	(133,124)
Net Assets:
Beginning of Period	183,730	568,228	186,792	319,916
End of Period	$122,181	$ 183,730	$101,234	$ 186,792
Undistributed Net Investment Income Included in End of Period Net Assets	$ 772	$ 1,755	$ 733	$ 4,775
(1) Capital Share Transactions:
Class I:
Shares Subscribed	474	815	267	2,699
Shares Issued on Distributions Reinvested	116	1,234	745	1,367
Shares Redeemed	(1,026)	(11,372)	(10,112)	(12,372)
Net Decrease in Class I Shares Outstanding	(436)	(9,323)	(9,100)	(8,306)
Investment Class:
Shares Subscribed	—	93	—	—
Shares Issued on Distributions Reinvested	—	297	—	—
Shares Redeemed	—	(4,877)	—	—
Net Decrease in Investment Class Shares Outstanding	—	(4,487)	—	—
Class P:
Shares Subscribed	743	1,133	— #	603
Shares Issued on Distributions Reinvested	133	872	1	59
Shares Redeemed	(1,310)	(4,975)	(22)	(1,711)
Net Decrease in Class P Shares Outstanding	(434)	(2,970)	(21)	(1,049)
@	Amount is less than $500.
#	Sharesare less than 500.

The accompanying notes are an integral part of the financial statements.	83

2009 Semi-Annual Report

March 31, 2009

Statements of Changes in Net Assets

	Core Plus Fixed Income Portfolio		Intermediate Duration Portfolio
	Six Months Ended March 31, 2009 (unaudited) (000)	Year Ended September 30, 2008 (000)	Six Months Ended March 31, 2009 (unaudited) (000)	Year Ended September 30, 2008 (000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income	$ 29,492	$ 143,971	$ 1,533	$ 6,190
Net Realized Loss	(231,823)	(222,766)	(1,247)	(11,100)
Net Change in Unrealized Appreciation (Depreciation)	186,618	(217,403)	3,642	(6,134)
Net Increase (Decrease) in Net Assets Resulting from Operations	(15,713)	(296,198)	3,928	(11,044)
Distributions from and/or in Excess of:
Class I:
Net Investment Income	(52,248)	(108,380)	(59)	(205)
Investment Class:
Net Investment Income	(5,962)	(7,053)	(2,212)	(7,161)
Class P:
Net Investment Income	(4,438)	(6,154)	—	(1)
Total Distributions	(62,648)	(121,587)	(2,271)	(7,367)
Capital Share Transactions:(1)
Class I:
Subscribed	29,506	247,491	23	—
Distributions Reinvested	50,427	103,414	57	199
Redeemed	(371,011)	(1,139,399)	(239)	(3,252)
Investment Class:
Subscribed	—	— @	—	—
Distributions Reinvested	5,815	7,027	1,642	7,161
Redeemed	(12,000)	(7,661)	—	(2,829)
Class P:
Subscribed	1,577	22,045	—	1
Distributions Reinvested	4,429	6,132	—	1
Redeemed	(39,034)	(45,010)	—	(120)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(330,291)	(805,961)	1,483	1,161
Redemption Fees	6	18	—	—
Total Increase (Decrease) in Net Assets	(408,646)	(1,223,728)	3,140	(17,250)
Net Assets:
Beginning of Period	1,431,719	2,655,447	135,622	152,872
End of Period	$1,023,073	$ 1,431,719	$138,762	$135,622
Undistributed (Distributions in Excess of) Net Investment Income Included in End of Period Net Assets	$ 8,299	$ 41,455	$ (276)	$ 462
(1) Capital Share Transactions:
Class I:
Shares Subscribed	3,296	22,376	3	—
Shares Issued on Distributions Reinvested	5,634	9,636	6	20
Shares Redeemed	(41,607)	(111,118)	(27)	(321)
Net Decrease in Class I Shares Outstanding	(32,677)	(79,106)	(18)	(301)
Investment Class:
Shares Subscribed	—	— #	—	—
Shares Issued on Distributions Reinvested	667	658	186	730
Shares Redeemed	(1,359)	(742)	—	(281)
Net Increase (Decrease) in Investment Class Shares Outstanding	(692)	(84)	186	449
Class P:
Shares Subscribed	185	1,980	—	— @
Shares Issued on Distributions Reinvested	496	572	—	— @
Shares Redeemed	(4,414)	(4,243)	—	(12)
Net Decrease in Class P Shares Outstanding	(3,733)	(1,691)	—	(12)

@	Amount is less than $500.
#	Shares are less than 500.

84	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

March 31, 2009

Statements of Changes in Net Assets

	International Fixed Income Portfolio		Investment Grade Fixed Income Portfolio
	Six Months Ended March 31, 2009 (unaudited) (000)	Year Ended September 30, 2008 (000)	Six Months Ended March 31, 2009 (unaudited) (000)	Year Ended September 30, 2008 (000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income	$ 1,160	$ 6,391	$ 4,090	$ 23,807
Net Realized Gain (Loss)	(349)	11,610	(16,067)	(47,474)
Net Change in Unrealized Appreciation (Depreciation)	(1,601)	(9,072)	12,510	(17,070)
Net Increase (Decrease) in Net Assets Resulting from Operations	(790)	8,929	533	(40,737)
Distributions from and/or in Excess of:
Class I:
Net Investment Income	(8,562)	(15,384)	(10,907)	(22,826)
Net Realized Gain	(695)	(293)	—	—
Class P:
Net Investment Income	(96)	(85)	(27)	(49)
Net Realized Gain	(8)	(1)	—	—
Class H:
Net Investment Income	(18)	— @	(4)	(1)
Net Realized Gain	(2)	—	—	—
Class L:
Net Investment Income	(14)	—	(3)	— @
Net Realized Gain	(1)	—	—	—
Total Distributions	(9,396)	(15,763)	(10,941)	(22,876)
Capital Share Transactions:(1)
Class I:
Subscribed	8,354	41,091	10,837	57,714
Distributions Reinvested	8,628	15,330	10,749	22,282
Redeemed	(144,365)	(77,616)	(127,568)	(219,149)
Class P:
Subscribed	—	42	—	56
Distributions Reinvested	104	87	27	48
Redeemed	(440)	(150)	(249)	(300)
Class H:##
Subscribed	22	124	39	100
Distributions Reinvested	6	—	1	—
Redeemed	—	—	(1)	—
Class L:##
Subscribed	—	115	1,602	130
Distributions Reinvested	14	—	3	—
Redeemed	(3)	—	(1)	(70)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(127,680)	(20,977)	(104,561)	(139,189)
Redemption Fees	1	— @	— @	— @
Total Decrease in Net Assets	(137,865)	(27,811)	(114,969)	(202,802)
Net Assets:
Beginning of Period	186,817	214,628	317,879	520,681
End of Period	$ 48,952	$186,817	$ 202,910	$ 317,879
Undistributed (Distributions in Excess of) Net Investment Income Included in End of Period Net Assets	$ (1,077)	$ 6,453	$ 987	$ 7,838

The accompanying notes are an integral part of the financial statements.	85

2009 Semi-Annual Report

March 31, 2009

Statements of Changes in Net Assets (cont’d)

	International Fixed Income Portfolio		Investment Grade Fixed Income Portfolio
	Six Months Ended March 31, 2009 (unaudited) (000)	Year Ended September 30, 2008 (000)	Six Months Ended March 31, 2009 (unaudited) (000)	Year Ended September 30, 2008 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	828	3,700	1,172	5,286
Shares Issued on Distributions Reinvested	858	1,452	1,151	2,089
Shares Redeemed	(14,138)	(7,013)	(13,724)	(21,023)
Net Decrease in Class I Shares Outstanding	(12,452)	(1,861)	(11,401)	(13,648)
Class P:
Shares Subscribed	—	4	—	5
Shares Issued on Distributions Reinvested	10	8	3	5
Shares Redeemed	(42)	(13)	(27)	(28)
Net Decrease in Class P Shares Outstanding	(32)	(1)	(24)	(18)
Class H:##
Shares Subscribed	2	11	4	9
Shares Issued on Distributions Reinvested	1	—	— #	—
Shares Redeemed	—	—	(— )#	—
Net Increase in Class H Shares Outstanding	3	11	4	9
Class L:##
Shares Subscribed	—	10	173	13
Shares Issued on Distributions Reinvested	1	—	1	—
Shares Redeemed	(— )#	—	(— )#	(7)
Net Increase in Class L Shares Outstanding	1	10	174	6
@	Amount is less than $500.
#	Shares are less than 500.
##	The International Fixed Income and the Investment Grade Fixed Income Portfolios’ Class H and Class L commenced operations on January 2, 2008 and June 16, 2008, respectively.

86	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

March 31, 2009

Statements of Changes in Net Assets

	Limited Duration Portfolio		Long Duration Fixed Income Portfolio
	Six Months Ended March 31, 2009 (unaudited) (000)	Year Ended September 30, 2008 (000)	Six Months Ended March 31, 2009 (unaudited) (000)	Year Ended September 30, 2008 (000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income	$ 6,818	$ 46,376	$ 631	$ 1,260
Net Realized Gain (Loss)	(128,825)	(107,844)	1,400	(194)
Net Change in Unrealized Appreciation (Depreciation)	104,812	(94,265)	260	(967)
Net Increase (Decrease) in Net Assets Resulting from Operations	(17,195)	(155,733)	2,291	99
Distributions from and/or in Excess of:
Class I:
Net Investment Income	(17,586)	(47,902)	(938)	(1,274)
Class P:
Net Investment Income	(7)	(29)	(16)	(23)
Total Distributions	(17,593)	(47,931)	(954)	(1,297)
Capital Share Transactions:(1)
Class I:
Subscribed	9,685	81,328	143	3,251
Distributions Reinvested	17,586	47,900	94	68
Redeemed	(242,335)	(415,668)	(645)	—
Class P:
Subscribed	1	150	—	—
Distributions Reinvested	7	29	—	—
Redeemed	(152)	(796)	—	—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(215,208)	(287,057)	(408)	3,319
Redemption Fees	1	—	—	—
Total Increase (Decrease) in Net Assets	(249,995)	(490,721)	929	2,121
Net Assets:
Beginning of Period	568,450	1,059,171	27,934	25,813
End of Period	$ 318,455	$ 568,450	$28,863	$27,934
Undistributed (Distributions in Excess of) Net Investment Income Included in End of Period Net Assets	$ (1,863)	$ 8,912	$ 237	$ 560
(1) Capital Share Transactions:
Class I:
Shares Subscribed	1,254	8,491	13	306
Shares Issued on Distributions Reinvested	2,322	5,048	9	7
Shares Redeemed	(32,008)	(45,862)	(68)	—
Net Increase (Decrease) in Class I Shares Outstanding	(28,432)	(32,323)	(46)	313
Class P:
Shares Subscribed	— #	15	—	—
Shares Issued on Distributions Reinvested	1	3	—	—
Shares Redeemed	(20)	(81)	—	—
Net Decrease in Class P Shares Outstanding	(19)	(63)	—	—

#   Shares are less than 500.

The accompanying notes are an integral part of the financial statements.	87

2009 Semi-Annual Report

March 31, 2009

Statements of Changes in Net Assets

	Municipal Portfolio
	Six Months Ended March 31, 2009 (unaudited) (000)	Year Ended September 30, 2008 (000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income	$ 18,217	$ 53,081
Net Realized Loss	(81,121)	(5,362)
Net Change in Unrealized Appreciation (Depreciation)	46,497	(116,776)
Net Decrease in Net Assets Resulting from Operations	(16,407)	(69,057)
Distributions from and/or in Excess of:
Class I:
Net Investment Income	(21,739)	(46,060)
Net Realized Gain	—	(3,409)
Class P:
Net Investment Income	(1,118)	(1,249)
Net Realized Gain	—	(36)
Class H:
Net Investment Income	(202)	(156)
Class L:
Net Investment Income	(423)	(81)
Total Distributions	(23,482)	(50,991)
Capital Share Transactions:(1)
Class I:
Subscribed	54,752	578,258
Distributions Reinvested	20,786	48,142
Redeemed	(571,557)	(376,573)
Class P:
Subscribed	3,659	55,162
Distributions Reinvested	1,078	1,262
Redeemed	(23,746)	(9,699)
Class H:##
Subscribed	716	10,981
Distributions Reinvested	199	151
Redeemed	(3,634)	(1,787)
Class L:##
Subscribed	4,414	19,269
Distributions Reinvested	423	81
Redeemed	(7,002)	(715)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(519,912)	324,532
Redemption Fees	— @	1
Total Increase (Decrease) in Net Assets	(559,801)	204,485
Net Assets:
Beginning of Period	1,151,063	946,578
End of Period	$ 591,262	$1,151,063
Undistributed Net Investment Income Included in End of Period Net Assets	$ 3,847	$ 9,112

88	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

March 31, 2009

Statements of Changes in Net Assets (cont’d)

	Municipal Portfolio
	Six Months Ended March 31, 2009 (unaudited) (000)	Year Ended September 30, 2008 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	4,889	45,938
Shares Issued on Distributions Reinvested	1,875	3,835
Shares Redeemed	(51,527)	(30,168)
Net Increase (Decrease) in Class I Shares Outstanding	(44,763)	19,605
Class P:
Shares Subscribed	325	4,377
Shares Issued on Distributions Reinvested	97	101
Shares Redeemed	(2,150)	(782)
Net Increase (Decrease) in Class P Shares Outstanding	(1,728)	3,696
Class H:##
Shares Subscribed	64	873
Shares Issued on Distributions Reinvested	18	12
Shares Redeemed	(341)	(143)
Net Increase (Decrease) in Class H Shares Outstanding	(259)	742
Class L:##
Shares Subscribed	394	1,570
Shares Issued on Distributions Reinvested	38	7
Shares Redeemed	(634)	(60)
Net Increase (Decrease) in Class L Shares Outstanding	(202)	1,517

@   Amount is less than $500.

##   The Municipal Portfolio’s Class H and Class L commenced operations on January 2, 2008 and June 16, 2008, respectively.

The accompanying notes are an integral part of the financial statements.	89

2009 Semi-Annual Report

March 31, 2009

Financial Highlights

Balanced Portfolio

	Class I
	Six Months Ended March 31,		Year Ended September 30,
Selected Per Share Data and Ratios	2009 (unaudited)		2008	2007		2006	2005	2004
Net Asset Value, Beginning of Period	$ 11.87		$ 14.69	$12.63		$11.95	$10.90	$10.15
Income (Loss) from Investment Operations:
Net Investment Income†	0.07		0.38	0.32		0.25	0.24	0.18
Net Realized and Unrealized Gain (Loss) on Investments	(1.98)		(2.84)	2.00		0.72	1.09	0.78
Total from Investment Operations	(1.91)		(2.46)	2.32		0.97	1.33	0.96
Distributions from and/or in Excess of:
Net Investment Income	(0.46)		(0.36)	(0.26)		(0.29)	(0.28)	(0.21)
Total Distributions	(0.46)		(0.36)	(0.26)		(0.29)	(0.28)	(0.21)
Redemption Fees	0.00	‡	0.00 ‡	0.00	‡	0.00 ‡	—	—
Net Asset Value, End of Period	$ 9.50		$ 11.87	$14.69		$12.63	$11.95	$10.90
Total Return++	(16.38	)%#¥	(17.02)%	18.57%		8.21%	12.33%	9.49%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$ 37,220		$ 40,799	$310,886		$256,754	$236,730	$203,889
Ratio of Expenses to Average Net Assets (1)	0.87	%*+	0.57%+	0.61	%+	0.60%	0.62%	0.62%
Ratio of Net Investment Income to Average Net Assets (1)	1.46	%*+	2.66%+	2.35	%+	2.02%	2.11%	1.67%
Rebate from Morgan Stanley Affiliates to Average Net Assets	0.06	%*	0.05%	0.00	%§	N/A	N/A	N/A
Portfolio Turnover Rate	87	%#	148%	60%		71%	111%	208%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.94	%*+	0.58%+	N/A		N/A	N/A	N/A
Net Investment Income to Average Net Assets	1.39	%*+	2.65%+	N/A		N/A	N/A	N/A
†			Per share amount is based on average shares outstanding.
‡			Amount is less than $0.005 per share.
++			Calculated based on the net asset value as of the last business day of the period.
#			Not Annualized
¥

Performance was positively impacted by approximately 0.71% due to the receipt of proceeds from the settlements of class action suits involving primarily two of the Portfolio’s holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class I shares would have been approximately (17.09)%.

*			Annualized
+

The Ratios of Expense and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The affect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§			Amount is less than 0.005%.

90	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

March 31, 2009

Financial Highlights

Balanced Portfolio

	Investment Class
	Six Months Ended March 31,		Year Ended September 30,
Selected Per Share Data and Ratios	2009 (unaudited)		2008	2007		2006	2005	2004
Net Asset Value, Beginning of Period	$ 11.85		$ 14.67	$12.61		$11.93	$10.89	$10.13
Income (Loss) from Investment Operations:
Net Investment Income†	0.06		0.35	0.30		0.23	0.22	0.17
Net Realized and Unrealized Gain (Loss) on Investments	(1.97)		(2.83)	2.00		0.72	1.08	0.78
Total from Investment Operations	(1.91)		(2.48)	2.30		0.95	1.30	0.95
Distributions from and/or in Excess of:
Net Investment Income	(0.45)		(0.34)	(0.24)		(0.27)	(0.26)	(0.19)
Total Distributions	(0.45)		(0.34)	(0.24)		(0.27)	(0.26)	(0.19)
Redemption Fees	0.00	‡	0.00 ‡	0.00	‡	0.00 ‡	—	—
Net Asset Value, End of Period	$ 9.49		$ 11.85	$14.67		$12.61	$11.93	$10.89
Total Return++	(16.39	)%#¥	(17.17)%	18.43%		8.07%	12.09%	9.43%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$ 3,627		$ 4,141	$5,103		$4,102	$3,706	$3,117
Ratio of Expenses to Average Net Assets	1.01	%*+	0.79%+	0.76	%+	0.75%	0.77%	0.77%
Ratio of Net Investment Income to Average Net Assets	1.31	%*+	2.50%+	2.21	%+	1.87%	1.95%	1.59%
Rebate from Morgan Stanley Affiliates to Average Net Assets	0.06	%*	0.05%	0.00	%§	N/A	N/A	N/A
Portfolio Turnover Rate	87	%#	148%	60%		71%	111%	208%
†			Per share amount is based on average shares outstanding.
‡			Amount is less than $0.005 per share.
++			Calculated based on the net asset value as of the last business day of the period.
#			Not Annualized
¥

Performance was positively impacted by approximately 0.71% due to the receipt of proceeds from the settlements of class action suits involving primarily two of the Portfolio’s holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Investment Class shares would have been approximately (17.10)%.

*			Annualized
+

The Ratios of Expense and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The affect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§			Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.	91

2009 Semi-Annual Report

March 31, 2009

Financial Highlights

Balanced Portfolio

	Class P
	Six Months Ended March 31,		Year Ended September 30,
Selected Per Share Data and Ratios	2009 (unaudited)		2008	2007		2006	2005	2004
Net Asset Value, Beginning of Period	$ 11.84		$ 14.66	$ 12.61		$ 11.93	$ 10.88	$ 10.13
Income (Loss) from Investment Operations:
Net Investment Income†	0.06		0.32	0.29		0.22	0.22	0.15
Net Realized and Unrealized Gain (Loss) on Investments	(1.98)		(2.81)	1.98		0.72	1.08	0.78
Total from Investment Operations	(1.92)		(2.49)	2.27		0.94	1.30	0.93
Distributions from and/or in Excess of:
Net Investment Income	(0.44)		(0.33)	(0.22)		(0.26)	(0.25)	(0.18)
Total Distributions	(0.44)		(0.33)	(0.22)		(0.26)	(0.25)	(0.18)
Redemption Fees	0.00	‡	0.00 ‡	0.00	‡	0.00 ‡	—	—
Net Asset Value, End of Period	$ 9.48		$ 11.84	$ 14.66		$ 12.61	$ 11.93	$ 10.88
Total Return++	(16.46	)%#¥	(17.26)%	18.23%		7.96%	12.05%	9.27%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$15,751		$32,398	$31,183		$36,870	$37,863	$57,322
Ratio of Expenses to Average Net Assets (1)	1.14	%*+	0.90%+	0.87	%+	0.85%	0.87%	0.87%
Ratio of Net Investment Income to Average Net Assets (1)	1.29	%*+	2.35%+	2.11	%+	1.77%	1.90%	1.42%
Rebate from Morgan Stanley Affiliates to Average Net Assets	0.06	%*	0.06%	0.00	%§	N/A	N/A	N/A
Portfolio Turnover Rate	87	%#	148%	60%		71%	111%	208%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.22	%*+	0.91%+	N/A		N/A	N/A	N/A
Net Investment Income to Average Net Assets	1.21	%*+	2.34%+	N/A		N/A	N/A	N/A

†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized
¥

Performance was positively impacted by approximately 0.70% due to the receipt of proceeds from the settlements of class action suits involving primarily two of the Portfolio’s holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class P shares would have been approximately (17.16)%.

*	Annualized
+

The Ratios of Expense and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The affect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§	Amount is less than 0.005%.

92	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

March 31, 2009

Financial Highlights

Mid Cap Growth Portfolio

	Class I
	Six Months Ended March 31,		Year Ended September 30,
Selected Per Share Data and Ratios	2009 (unaudited)		2008		2007		2006	2005	2004
Net Asset Value, Beginning of Period	$ 23.99		$ 33.68		$ 25.21		$ 23.54	$ 18.52	$ 15.42
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.01		0.05	^	0.17		0.09	(0.03)	(0.04)
Net Realized and Unrealized Gain (Loss) on Investments	(6.63)		(9.58)		8.42		1.58	5.05	3.14
Total from Investment Operations	(6.62)		(9.53)		8.59		1.67	5.02	3.10
Distributions from and/or in Excess of:
Net Investment Income	—		(0.16)		(0.12)		—	—	—
Total Distributions	—		(0.16)		(0.12)		—	—	—
Redemption Fees	0.00	‡	0.00	‡	0.00	‡	0.00 ‡	—	—
Net Asset Value, End of Period	$ 17.37		$ 23.99		$ 33.68		$ 25.21	$ 23.54	$ 18.52
Total Return++	(27.59	)%#	(28.42	)%^	34.24%		7.05%^^	27.11%	20.10%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,194,486		$1,609,506		$1,647,326		$1,001,395	$755,313	$589,479
Ratio of Expenses to Average Net Assets	0.70	%*+	0.63	%+	0.63	%+	0.63%	0.62%	0.63%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.11	%*+	0.17	%+	0.57	%+	0.37%	(0.12)%	(0.23)%
Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.00	%§	0.00	%§	N/A	N/A	N/A
Portfolio Turnover Rate	9	%#	37%		64%		65%	115%	147%

†	Per share amount is based on average shares outstanding.
^

During the year, the Portfolio received a regulatory settlement from an unaffiliated third party, which had an impact of less than $0.005 on net investment income per share and less than 0.005% on the total return for Class I. (See Note L within the Notes to Financial Statements)

‡	Amount is less than $0.005 per share.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized
^^

The Adviser fully reimbursed the Portfolio for losses incurred resulting from the disposal of investments in violation of restrictions. The impact of this reimbursement is not reflected in the total return shown above. With this reimbursement, the total return for Class I would have been 7.09%.

*	Annualized
+

The Ratios of Expense and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The affect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§	Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.	93

2009 Semi-Annual Report

March 31, 2009

Financial Highlights

Mid Cap Growth Portfolio

	Class P
	Six Months Ended March 31,		Year Ended September 30,
Selected Per Share Data and Ratios	2009 (unaudited)		2008		2007		2006	2005	2004
Net Asset Value, Beginning of Period	$ 23.33		$ 32.78		$ 24.54		$ 22.97	$ 18.12	$ 15.13
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	(0.01)		(0.02	)^	0.09		0.03	(0.08)	(0.08)
Net Realized and Unrealized Gain (Loss) on Investments	(6.45)		(9.34)		8.20		1.54	4.93	3.07
Total from Investment Operations	(6.46)		(9.36)		8.29		1.57	4.85	2.99
Distributions from and/or in Excess of:
Net Investment Income	—		(0.09)		(0.05)		—	—	—
Total Distributions	—		(0.09)		(0.05)		—	—	—
Redemption Fees	0.00	‡	0.00	‡	0.00	‡	0.00 ‡	—	—
Net Asset Value, End of Period	$ 16.87		$ 23.33		$ 32.78		$ 24.54	$ 22.97	$ 18.12
Total Return++	(27.72	)%#	(28.59	)%^	33.89%		6.79%^^	26.77%	19.76%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$980,485		$1,236,945		$1,520,096		$1,020,611	$936,566	$728,058
Ratio of Expenses to Average Net Assets (1)	0.97	%*+	0.88	%+	0.88	%+	0.88%	0.87%	0.88%
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	(0.16)	%*+	(0.07)	%+	0.31	%+	0.10%	(0.37)%	(0.48)%
Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.00	%§	0.00	%§	N/A	N/A	N/A
Portfolio Turnover Rate	9	%#	37%		64%		65%	115%	147%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		0.89	%+	N/A		N/A	N/A	N/A
Net Investment Loss to Average Net Assets	N/A		(0.08)	%+	N/A		N/A	N/A	N/A

†	Per share amount is based on average shares outstanding.
^

During the year, the Portfolio received a regulatory settlement from an unaffiliated third party, which had an impact of less than $0.005 on net investment income per share and less than 0.005% on the total return for Class P. (See Note L within the Notes to Financial Statements)

‡	Amount is less than $0.005 per share.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized
^^

The Adviser fully reimbursed the Portfolio for losses incurred resulting from the disposal of investments in violation of restrictions. The impact of this reimbursement is not reflected in the total return shown above. With this reimbursement, the total return for Class P would have been 6.84%.

*	Annualized
+

The Ratios of Expense and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The affect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§	Amount is less than 0.005%.

94	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

March 31, 2009

Financial Highlights

U.S. Mid Cap Value Portfolio

	Class I
	Six Months Ended March 31,		Year Ended September 30,
Selected Per Share Data and Ratios	2009 (unaudited)		2008		2007		2006	2005	2004
Net Asset Value, Beginning of Period	$ 28.95		$ 36.46		$ 29.09		$ 25.65	$ 21.13	$ 18.07
Income (Loss) from Investment Operations:
Net Investment Income†	0.19		0.28		0.27		0.20	0.11	0.12
Net Realized and Unrealized Gain (Loss) on Investments	(9.87)		(7.54)		7.32		3.44	4.50	2.99
Total from Investment Operations	(9.68)		(7.26)		7.59		3.64	4.61	3.11
Distributions from and/or in Excess of:
Net Investment Income	(0.31)		(0.25)		(0.22)		(0.20)	(0.09)	(0.05)
Total Distributions	(0.31)		(0.25)		(0.22)		(0.20)	(0.09)	(0.05)
Redemption Fees	0.00	‡	0.00	‡	0.00	‡	0.00 ‡	—	—
Net Asset Value, End of Period	$ 18.96		$ 28.95		$ 36.46		$ 29.09	$ 25.65	$ 21.13
Total Return++	(33.45	)%#¥	(20.07)%		26.19%		14.27%	21.86%	17.23%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$68,559		$107,988		$151,610		$118,005	$128,084	$246,694
Ratio of Expenses to Average Net Assets (1)	0.99	%*+	0.89	%+	0.89	%+	0.90%	0.87%	0.90%
Ratio of Net Investment Income to Average Net Assets (1)	1.94	%*+	0.84	%+	0.80	%+	0.74%	0.49%	0.57%
Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.00	%§	0.00	%§	N/A	N/A	N/A
Portfolio Turnover Rate	37	%#	64%		87%		66%	72%	146%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.05	%*+	0.89%	+	N/A		N/A	N/A	N/A
Net Investment Income to Average Net Assets	1.88	%*+	0.84%	+	N/A		N/A	N/A	N/A

†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized
¥

Performance was positively impacted by approximately 0.98% due to the receipt of proceeds from the settlements of class action suits involving primarily two of the Portfolio’s holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class I shares would have been approximately (34.43)%.

*	Annualized
+

The Ratios of Expense and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The affect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§	Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.	95

2009 Semi-Annual Report

March 31, 2009

Financial Highlights

U.S. Mid Cap Value Portfolio

	Investment Class
	Six Months
	Ended March 31,		Year Ended September 30,
Selected Per Share Data and Ratios	2009 (unaudited)		2008	2007		2006	2005	2004
Net Asset Value, Beginning of Period	$ 28.77		$ 36.27	$28.94		$25.51	$21.00	$17.95
Income (Loss) from Investment Operations:
Net Investment Income†	0.18		0.24	0.22		0.13	0.08	0.08
Net Realized and Unrealized Gain (Loss) on Investments	(9.81)		(7.50)	7.27		3.46	4.47	2.99
Total from Investment Operations	(9.63)		(7.26)	7.49		3.59	4.55	3.07
Distributions from and/or in Excess of:
Net Investment Income	(0.28)		(0.24)	(0.16)		(0.16)	(0.04)	(0.02)
Total Distributions	(0.28)		(0.24)	(0.16)		(0.16)	(0.04)	(0.02)
Redemption Fees	0.00	‡	0.00 ‡	0.00	‡	0.00 ‡	—	—
Net Asset Value, End of Period	$ 18.86		$ 28.77	$36.27		$28.94	$25.51	$21.00
Total Return++	(33.49	)%#¥	(20.18)%	26.01%		14.10%	21.67%	17.09%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$ 2,877		$ 4,080	$ 3,649		$ 2,588	$5,611	$8,886
Ratio of Expenses to Average Net Assets	1.11	%*+	1.03%+	1.04	%+	1.05%	1.02%	1.05%
Ratio of Net Investment Income to Average Net Assets	1.82	%*+	0.73%+	0.66	%+	0.50%	0.33%	0.42%
Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.00%§	0.00	%§	N/A	N/A	N/A
Portfolio Turnover Rate	37	%#	64%	87%		66%	72%	146%
†			Per share amount is based on average shares outstanding.
‡			Amount is less than $0.005 per share.
++			Calculated based on the net asset value as of the last business day of the period.
#			Not Annualized
¥

Performance was positively impacted by approximately 0.99% due to the receipt of proceeds from the settlements of class action suits involving primarily two of the Portfolio’s holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Investment Class shares would have been approximately (34.48)%.

*			Annualized
+

The Ratios of Expense and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The affect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§			Amount is less than 0.005%.

96	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

March 31, 2009

Financial Highlights

U.S. Mid Cap Value Portfolio

	Class P
	Six Months
	Ended March 31,		Year Ended September 30,
Selected Per Share Data and Ratios	2009 (unaudited)		2008	2007		2006	2005	2004
Net Asset Value, Beginning of Period	$ 28.65		$ 36.26	$ 28.94		$ 25.48	$ 20.99	$ 17.95
Income (Loss) from Investment Operations:
Net Investment Income†	0.17		0.20	0.19		0.13	0.04	0.07
Net Realized and Unrealized Gain (Loss) on Investments	(9.78)		(7.61)	7.28		3.43	4.47	2.97
Total from Investment Operations	(9.61)		(7.41)	7.47		3.56	4.51	3.04
Distributions from and/or in Excess of:
Net Investment Income	(0.27)		(0.20)	(0.15)		(0.10)	(0.02)	(0.00)‡
Total Distributions	(0.27)		(0.20)	(0.15)		(0.10)	(0.02)	(0.00)‡
Redemption Fees	0.00	‡	0.00 ‡	0.00	‡	0.00 ‡	—	—
Net Asset Value, End of Period	$ 18.77		$ 28.65	$ 36.26		$ 28.94	$ 25.48	$ 20.99
Total Return++	(33.81	)%#¥	(20.29)%	25.87%		14.02%	21.52%	16.95%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$17,761		$23,190	$17,661		$13,144	$25,943	$55,340
Ratio of Expenses to Average Net Assets (1)	1.23	%*+	1.15%+	1.14	%+	1.15%	1.12%	1.15%
Ratio of Net Investment Income to Average Net Assets (1)	1.75	%*+	0.61%+	0.56	%+	0.48%	0.18%	0.32%
Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.00%§	0.00	%§	N/A	N/A	N/A
Portfolio Turnover Rate	37	%#	64%	87%		66%	72%	146%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.28	%*+	N/A	N/A		N/A	N/A	N/A
Net Investment Income to Average Net Assets	1.70	%*+	N/A	N/A		N/A	N/A	N/A
†		Per share amount is based on average shares outstanding.
‡		Amount is less than $0.005 per share.
++		Calculated based on the net asset value as of the last business day of the period.
#		Not Annualized
¥

Performance was positively impacted by approximately 0.98% due to the receipt of proceeds from the settlements of class action suits involving primarily two of the Portfolio’s holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class P shares would have been approximately (34.79)%.

*		Annualized
+

The Ratios of Expense and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The affect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§		Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.	97

2009 Semi-Annual Report

March 31, 2009

Financial Highlights

U.S. Small Cap Value Portfolio

	Class I
	Six Months
	Ended March 31,		Year Ended September 30,
Selected Per Share Data and Ratios	2009 (unaudited)		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$ 21.19		$ 28.19	$ 26.22	$ 24.41	$ 22.26	$ 18.19
Income (Loss) from Investment Operations:
Net Investment Income†	0.15		0.06	0.06	0.09	0.30	0.04
Net Realized and Unrealized Gain (Loss) on Investments	(6.69)		(3.82)	4.89	3.04	3.93	4.06
Total from Investment Operations	(6.54)		(3.76)	4.95	3.13	4.23	4.10
Distributions from and/or in Excess of:
Net Investment Income	(0.19)		(0.06)	(0.08)	(0.17)	(0.01)	(0.03)
Net Realized Gain	(0.80)		(3.18)	(2.90)	(1.15)	(2.07)	—
Total Distributions	(0.99)		(3.24)	(2.98)	(1.32)	(2.08)	(0.03)
Redemption Fees	0.00	‡	0.00 ‡	0.00 ‡	0.00 ‡	—	—
Net Asset Value, End of Period	$ 13.66		$ 21.19	$ 28.19	$ 26.22	$ 24.41	$ 22.26
Total Return++	(31.33	)%#	(14.34)%	19.74%	13.42%	19.83%	22.57%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$374,649		$651,226	$810,194	$716,208	$355,671	$382,898
Ratio of Expenses to Average Net Assets	0.89	%*+	0.80%+	0.84%+	0.81%	0.82%	0.90%
Ratio of Net Investment Income to Average Net Assets	2.01	%*+	0.28%+	0.23%+	0.35%	1.29%	0.18%
Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.01%	0.00%§	N/A	N/A	N/A
Portfolio Turnover Rate	34	%#	56%	46%	51%	61%	104%
	Class P
	Six Months
	Ended March 31,		Year Ended September 30,
Selected Per Share Data and Ratios	2009 (unaudited)		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$ 21.05		$ 28.03	$ 26.09	$ 24.29	$ 22.20	$ 18.16
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.11		0.01	0.00 ‡	0.02	0.24	(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	(6.63)		(3.81)	4.86	3.04	3.92	4.06
Total from Investment Operations	(6.52)		(3.80)	4.86	3.06	4.16	4.04
Distributions from and/or in Excess of:
Net Investment Income	(0.15)		(0.00)‡	(0.02)	(0.11)	—	—
Net Realized Gain	(0.80)		(3.18)	(2.90)	(1.15)	(2.07)	—
Total Distributions	(0.95)		(3.18)	(2.92)	(1.26)	(2.07)	—
Redemption Fees	0.00	‡	0.00 ‡	0.00 ‡	0.00 ‡	—	—
Net Asset Value, End of Period	$ 13.58		$ 21.05	$ 28.03	$ 26.09	$ 24.29	$ 22.20
Total Return++	(31.44	)%#	(14.58)%	19.45%	13.13%	19.49%	22.30%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$ 58,488		$ 70,699	$ 59,519	$ 26,428	$ 25,860	$ 22,530
Ratio of Expenses to Average Net Assets (1)	1.18	%*+	1.05%+	1.09%+	1.06%	1.07%	1.15%
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	1.45	%*+	0.02%+	(0.01) %+	0.08%	1.06%	(0.07)%
Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.01%	0.00%§	N/A	N/A	N/A
Portfolio Turnover Rate	34	%#	56%	46%	51%	61%	104%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		1.06%+	N/A	N/A	N/A	N/A
Net Investment Income to Average Net Assets	N/A		0.02%+	N/A	N/A	N/A	N/A
†		Per share amount is based on average shares outstanding.
‡		Amount is less than $ 0.005 per share.
++		Calculated based on the net asset value as of the last business day of the period.
#		Not Annualized
*		Annualized
+

The Ratios of Expense and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The affect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§		Amount is less than 0.005%.

98	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

March 31, 2009

Financial Highlights

Value Portfolio

	Class I
	Six Months
	Ended March 31,		Year Ended September 30,
Selected Per Share Data and Ratios	2009 (unaudited)		2008		2007	2006	2005	2004
Net Asset Value, Beginning of Period	$ 13.12		$ 18.46		$ 18.67	$ 17.89	$ 16.44	$ 13.64
Income (Loss) from Investment Operations:
Net Investment Income†	0.13		0.33	^	0.35	0.37	0.33	0.27
Net Realized and Unrealized Gain (Loss) on Investments	(3.75)		(4.26)		1.60	2.11	1.40	2.79
Total from Investment Operations	(3.62)		(3.93)		1.95	2.48	1.73	3.06
Distributions from and/or in Excess of:
Net Investment Income	(0.20)		(0.35)		(0.37)	(0.38)	(0.28)	(0.26)
Net Realized Gain	—		(1.06)		(1.79)	(1.32)	—	—
Total Distributions	(0.20)		(1.41)		(2.16)	(1.70)	(0.28)	(0.26)
Redemption Fees	0.00	‡	0.00	‡	0.00 ‡	0.00 ‡	—	—
Net Asset Value, End of Period	$ 9.30		$ 13.12		$ 18.46	$ 18.67	$ 17.89	$ 16.44
Total Return++	(27.77	)%#¥	(22.51	)%^	10.95%	14.68%	10.55%	22.56%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$53,108		$80,633		$285,533	$307,331	$293,426	$275,494
Ratio of Expenses to Average Net Assets (1)	0.76	%*+	0.65	%+	0.63%+	0.65%	0.60%	0.63%
Ratio of Net Investment Income to Average Net Assets (1)	2.72	%*+	2.09	%+	1.90%+	2.07%	1.88%	1.75%
Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.00	%§	0.00%§	N/A	N/A	N/A
Portfolio Turnover Rate	28	%#	13%		28%	26%	38%	95%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.77	%*+	N/A		N/A	N/A	N/A	N/A
Net Investment Income to Average Net Assets	2.71	%*+	N/A		N/A	N/A	N/A	N/A
†	Per share amount is based on average shares outstanding.
^

During the year, the Portfolio received a regulatory settlement from an unaffiliated third party, which had an impact of less than $ 0.005 on net investment income per share and an impact of 0.02% on the total return for Class I. (See Note L within the Notes to Financial Statements).

‡	Amount is less than $0.005 per share.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized
¥

Performance was positively impacted by approximately 5.05% due to the receipt of proceeds from the settlements of class action suits involving primarily two of the Portfolio’s holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class I shares would have been approximately (32.82)%.

*	Annualized
+

The Ratios of Expense and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The affect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§	Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.	99

2009 Semi-Annual Report

March 31, 2009

Financial Highlights

Value Portfolio

	Class P
	Six Months
	Ended March 31,		Year Ended September 30,
Selected Per Share Data and Ratios	2009 (unaudited)		2008		2007	2006	2005	2004
Net Asset Value, Beginning of Period	$ 13.11		$ 18.43		$ 18.64	$ 17.86	$ 16.42	$ 13.62
Income (Loss) from Investment Operations:
Net Investment Income†	0.12		0.29	^	0.31	0.33	0.29	0.23
Net Realized and Unrealized Gain (Loss) on Investments	(3.75)		(4.24)		1.60	2.10	1.38	2.79
Total from Investment Operations	(3.63)		(3.95)		1.91	2.43	1.67	3.02
Distributions from and/or in Excess of:
Net Investment Income	(0.19)		(0.31)		(0.33)	(0.33)	(0.23)	(0.22)
Net Realized Gain	—		(1.06)		(1.79)	(1.32)	—	—
Total Distributions	(0.19)		(1.37)		(2.12)	(1.65)	(0.23)	(0.22)
Redemption Fees	0.00	‡	0.00	‡	0.00 ‡	0.00 ‡	—	—
Net Asset Value, End of Period	$ 9.29		$ 13.11		$ 18.43	$ 18.64	$ 17.86	$ 16.42
Total Return++	(27.88	)%#¥	(22.65	)%^	10.69%	14.38%	10.24%	22.28%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$69,073		$103,097		$199,754	$187,718	$1,113,274	$943,182
Ratio of Expenses to Average Net Assets (1)	0.97	%*+	0.90	%+	0.88%+	0.87%	0.85%	0.88%
Ratio of Net Investment Income to Average Net Assets (1)	2.51	%*+	1.88	%+	1.65%+	1.84%	1.63%	1.50%
Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.00	%§	0.00%§	N/A	N/A	N/A
Portfolio Turnover Rate	28	%#	13%		28%	26%	38%	95%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.03	%*+	0.91	%+	N/A	N/A	N/A	N/A
Net Investment Income to Average Net Assets	2.45	%*+	1.87	%+	N/A	N/A	N/A	N/A
†					Per share amount is based on average shares outstanding.
^

During the year, the Portfolio received a regulatory settlement from an unaffiliated third party, which had an impact of $0.01 on net investment income per share and an impact of 0.02% on total return for Class P. (See Note L within the Notes to Financial Statements).

‡					Amount is less than $0.005 per share.
++					Calculated based on the net asset value as of the last business day of the period.
#					Not Annualized
¥

Performance was positively impacted by approximately 5.05% due to the receipt of proceeds from the settlements of class action suits involving primarily two of the Portfolio’s holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class P shares would have been approximately (32.93)%.

*					Annualized
+

The Ratios of Expense and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The affect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§					Amount is less than 0.005%.

100	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

March 31, 2009

Financial Highlights

Core Fixed Income Portfolio

	Class I
	Six Months
	Ended March 31,	Year Ended September 30,
Selected Per Share Data and Ratios	2009 (unaudited)	2008		2007	2006	2005	2004
Net Asset Value, Beginning of Period	$ 9.18	$ 10.77		$ 10.80	$ 11.09	$ 11.26	$ 11.26
Income (Loss) from Investment Operations:
Net Investment Income†	0.17	0.53		0.52	0.40	0.40	0.33
Net Realized and Unrealized Gain (Loss) on Investments	0.05	(1.60)		(0.02)	0.00 ‡	0.07	0.14
Total from Investment Operations	0.22	(1.07)		0.50	0.40	0.47	0.47
Distributions from and/or in Excess of:
Net Investment Income	(0.39)	(0.52)		(0.53)	(0.57)	(0.45)	(0.47)
Net Realized Gain	—	—		—	(0.12)	(0.19)	—
Total Distributions	(0.39)	(0.52)		(0.53)	(0.69)	(0.64)	(0.47)
Redemption Fees	0.00	‡ 0.00	‡	0.00 ‡	0.00 ‡	—	—
Net Asset Value, End of Period	$ 9.01	$ 9.18		$ 10.77	$ 10.80	$ 11.09	$11.26
Total Return++	2.42	%#	(10.40)%	4.76%	3.79%	4.35%	4.33%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$100,936	$186,305		$308,111	$299,997	$220,350	$226,555
Ratio of Expenses to Average Net Assets (1)	0.50	%*+ 0.49	%+	0.49%+	0.50%	0.50%	0.50%
Ratio of Net Investment Income to Average Net Assets (1)	3.77	%*+ 5.11	%+	4.83%+	3.71%	3.62%	2.94%
Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.01%	0.01%	N/A	N/A	N/A
Portfolio Turnover Rate	259	%#	306%	107%	139%	236%	371%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.60	%*+ 0.53	%+	0.54%+	0.56%	0.53%	0.52%
Net Investment Income to Average Net Assets	3.67	%*+ 5.07	%+	4.78%+	3.65%	3.59%	2.92%
	Class P
	Six Months
	Ended March 31,	Year Ended September 30,
Selected Per Share Data and Ratios	2009 (unaudited)	2008		2007	2006	2005	2004
Net Asset Value, Beginning of Period	$ 9.12	$ 10.71		$ 10.74	$ 11.03	$ 11.21	$ 11.22
Income (Loss) from Investment Operations:
Net Investment Income†	0.16	0.50		0.49	0.37	0.37	0.30
Net Realized and Unrealized Gain (Loss) on Investments	0.05	(1.60)		(0.02)	0.01	0.06	0.14
Total from Investment Operations	0.21	(1.10)		0.47	0.38	0.43	0.44
Distributions from and/or in Excess of:
Net Investment Income	(0.29)	(0.49)		(0.50)	(0.55)	(0.42)	(0.45)
Net Realized Gain	—	—		—	(0.12)	(0.19)	—
Total Distributions	(0.29)	(0.49)		(0.50)	(0.67)	(0.61)	(0.45)
Redemption Fees	0.00 ‡	0.00	‡	0.00 ‡	0.00 ‡	—	—
Net Asset Value, End of Period	$ 9.04	$ 9.12		$ 10.71	$ 10.74	$ 11.03	$ 11.21
Total Return++	2.30%#	(10.68)%		4.53%	3.55%	4.01%	4.12%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$ 298	$ 487		$ 11,805	$ 9,812	$ 9,954	$ 9,564
Ratio of Expenses to Average Net Assets (1)	0.75%*+	0.74	%+	0.74%+	0.75%	0.75%	0.75%
Ratio of Net Investment Income to Average Net Assets (1)	3.50%*+	4.87	%+	4.58%+	3.43%	3.37%	2.69%
Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00%*§	0.01%		0.01%	N/A	N/A	N/A
Portfolio Turnover Rate	259%#	306%		107%	139%	236%	371%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.85%*+	0.78	%+	0.79%+	0.81%	0.78%	0.77%
Net Investment Income to Average Net Assets	3.40%*+	4.84	%+	4.54%+	3.37%	3.34%	2.67%
†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized
*	Annualized
+

The Ratios of Expense and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The affect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§	Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.	101

2009 Semi-Annual Report

March 31, 2009

Financial Highlights

Core Plus Fixed Income Portfolio

Class I
Six Months
Ended March 31,	Year Ended September 30,
Selected Per Share Data and Ratios	2009 (unaudited)	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$ 9.41	$ 11.40	$ 11.52	$ 11.69	$ 11.69	$ 11.71
Income (Loss) from Investment Operations:
Net Investment Income†	0.23	0.66	0.58	0.48	0.47	0.38
Net Realized and Unrealized Gain (Loss) on Investments	(0.29)	(2.10)	(0.05)	(0.02)	0.08	0.17
Total from Investment Operations	(0.06)	(1.44)	0.53	0.46	0.55	0.55
Distributions from and/or in Excess of:
Net Investment Income	(0.46)	(0.55)	(0.65)	(0.63)	(0.55)	(0.57)
Total Distributions	(0.46)	(0.55)	(0.65)	(0.63)	(0.55)	(0.57)
Redemption Fees	0.00	‡	0.00	‡	0.00	‡	0.00	‡	—	—
Net Asset Value, End of Period	$ 8.89	$ 9.41	$ 11.40	$ 11.52	$ 11.69	$ 11.69
Total Return++	(0.75	)%#	(13.07)%	4.77%	4.13%	4.84%	4.80%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$ 853,099	$ 1,210,286	$ 2,367,043	$ 2,314,052	$ 2,102,609	$ 2,120,149
Ratio of Expenses to Average Net Assets (1)	0.49	%*+	0.45	%+	0.44	%+	0.44%	0.45%	0.50%
Ratio of Net Investment Income to Average Net Assets (1)	5.13	%*+	6.13	%+	5.10	%+	4.24%	4.04%	3.29%
Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.01%	0.00	%§	N/A	N/A	N/A
Portfolio Turnover Rate	236	%#	320%	139%	142%	180%	334%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.51	%*+	0.45	%+	N/A	N/A	N/A	N/A
Net Investment Income to Average Net Assets	5.11	%*+	6.13	%+	N/A	N/A	N/A	N/A
Investment Class
Six Months
Ended March 31,	Year Ended September 30,
Selected Per Share Data and Ratios	2009 (unaudited)	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$ 9.41	$ 11.39	$ 11.52	$ 11.68	$ 11.69	$ 11.71
Income (Loss) from Investment Operations:
Net Investment Income†	0.22	0.64	0.56	0.45	0.45	0.36
Net Realized and Unrealized Gain (Loss) on Investments	(0.29)	(2.09)	(0.06)	(0.00	)‡	0.07	0.17
Total from Investment Operations	(0.07)	(1.45)	0.50	0.45	0.52	0.53
Distributions from and/or in Excess of:
Net Investment Income	(0.45)	(0.53)	(0.63)	(0.61)	(0.53)	(0.55)
Total Distributions	(0.45)	(0.53)	(0.63)	(0.61)	(0.53)	(0.55)
Redemption Fees	0.00	‡	0.00	‡	0.00	‡	0.00	‡	—	—
Net Asset Value, End of Period	$ 8.89	$ 9.41	$ 11.39	$ 11.52	$ 11.68	$ 11.69
Total Return++	(0.83	)%#	(13.12)%	4.52%	4.04%	4.61%	4.73%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$ 110,666	$ 123,610	$ 150,671	$ 142,990	$ 310,592	$ 146,146
Ratio of Expenses to Average Net Assets	0.64	%*+	0.60	%+	0.59	%+	0.59%	0.60%	0.65%
Ratio of Net Investment Income to Average Net Assets	4.90	%*+	5.97	%+	4.97	%+	3.96%	3.89%	3.14%
Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.01%	0.00	%§	N/A	N/A	N/A
Portfolio Turnover Rate	236	%#	320%	139%	142%	180%	334%
†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized
*	Annualized
+

The Ratios of Expense and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The affect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§	Amount is less than 0.005%.

102	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

March 31, 2009

Financial Highlights

Core Plus Fixed Income Portfolio

	Class P
	Six Months
	Ended March 31,		Year Ended September 30,
Selected Per Share Data and Ratios	2009 (unaudited)		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$9.40		$11.38	$11.50	$11.67	$11.68	$11.70
Income (Loss) from Investment Operations:
Net Investment Income†	0.21		0.63	0.55	0.46	0.44	0.35
Net Realized and Unrealized Gain (Loss) on Investments	(0.29)		(2.09)	(0.05)	(0.03)	0.07	0.17
Total from Investment Operations	(0.08)		(1.46)	0.50	0.43	0.51	0.52
Distributions from and/or in Excess of:
Net Investment Income	(0.44)		(0.52)	(0.62)	(0.60)	(0.52)	(0.54)
Total Distributions	(0.44)		(0.52)	(0.62)	(0.60)	(0.52)	(0.54)
Redemption Fees	0.00	‡	0.00 ‡	0.00 ‡	0.00 ‡	—	—
Net Asset Value, End of Period	$8.88		$9.40	$11.38	$11.50	$11.67	$11.68
Total Return++	(0.89	)%#	(13.23)%	4.42%	3.97%	4.49%	4.57%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$59,308		$97,823	$137,733	$126,683	$112,716	$114,841
Ratio of Expenses to Average Net Assets (1)	0.74	%*+	0.70%+	0.69%+	0.69%	0.70%	0.75%
Ratio of Net Investment Income to Average Net Assets (1)	4.83	%*+	5.87%+	4.84%+	4.00%	3.79%	3.04%
Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.01%	0.00%§	N/A	N/A	N/A
Portfolio Turnover Rate	236	%#	320%	139%	142%	180%	334%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.77	%*+	0.70%+	N/A	N/A	N/A	N/A
Net Investment Income to Average Net Assets	4.80	%*+	5.87%+	N/A	N/A	N/A	N/A
†			Per share amount is based on average shares outstanding.
‡			Amount is less than $0.005 per share.
++			Calculated based on the net asset value as of the last business day of the period.
#			Not Annualized
*			Annualized
+

The Ratios of Expense and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The affect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§			Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.	103

2009 Semi-Annual Report

March 31, 2009

Financial Highlights

Intermediate Duration Portfolio

	Class I
	Six Months
	Ended March 31,	Year Ended September 30,
Selected Per Share Data and Ratios	2009 (unaudited)	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$ 8.93	$ 10.16	$ 10.17	$ 10.22	$ 10.40	$ 10.49
Income (Loss) from Investment Operations:
Net Investment Income†	0.11	0.43	0.48	0.42	0.37	0.32
Net Realized and Unrealized Gain (Loss) on Investments	0.15	(1.15)	0.01	(0.08)	(0.16)	(0.01)
Total from Investment Operations	0.26	(0.72)	0.49	0.34	0.21	0.31
Distributions from and/or in Excess of:
Net Investment Income	(0.15)	(0.51)	(0.50)	(0.39)	(0.36)	(0.40)
Net Realized Gain	—	—	—	—	(0.03)	—
Total Distributions	(0.15)	(0.51)	(0.50)	(0.39)	(0.39)	(0.40)
Net Asset Value, End of Period	$ 9.04	$ 8.93	$ 10.16	$ 10.17	$ 10.22	$ 10.40
Total Return++	2.88%#	(7.29)%	4.87%	3.33%	2.22%	3.06%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$ 3,358	$ 3,476	$ 7,015	$ 8,823	$ 9,393	$ 18,828
Ratio of Expenses to Average Net Assets (1)	0.56%*+	0.52%+	0.54%+	0.50%	0.50%	0.53%
Ratio of Net Investment Income to Average Net Assets (1)	2.38%*+	4.36%+	4.71%+	4.20%	3.59%	3.07%
Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00%*§	0.02%	0.00%§	N/A	N/A	N/A
Portfolio Turnover Rate	120%#	61%	89%	70%	146%	211%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A	0.52%+	N/A	N/A	N/A	N/A
Net Investment Income to Average Net Assets	N/A	4.36%+	N/A	N/A	N/A	N/A
	Investment Class
	Six Months
	Ended March 31,	Year Ended September 30,
Selected Per Share Data and Ratios	2009 (unaudited)	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$ 8.90	$ 10.12	$ 10.13	$ 10.19	$ 10.37	$ 10.46
Income (Loss) from Investment Operations:
Net Investment Income†	0.10	0.41	0.46	0.39	0.33	0.30
Net Realized and Unrealized Gain (Loss) on Investments	0.15	(1.14)	0.02	(0.07)	(0.13)	(0.01)
Total from Investment Operations	0.25	(0.73)	0.48	0.32	0.20	0.29
Distributions from and/or in Excess of:
Net Investment Income	(0.15)	(0.49)	(0.49)	(0.38)	(0.35)	(0.38)
Net Realized Gain	—	—	—	—	(0.03)	—
Total Distributions	(0.15)	(0.49)	(0.49)	(0.38)	(0.38)	(0.38)
Net Asset Value, End of Period	$ 9.00	$ 8.90	$ 10.12	$ 10.13	$ 10.19	$ 10.37
Total Return++	2.82%#	(7.54)%	4.84%	3.19%	1.99%	2.86%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$135,404	$132,146	$145,739	$136,198	$304,844	$138,813
Ratio of Expenses to Average Net Assets	0.71%*+	0.67%+	0.69%+	0.65%	0.65%	0.68%
Ratio of Net Investment Income to Average Net Assets	2.24%*+	4.23%+	4.58%+	3.87%	3.22%	2.92%
Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00%*§	0.02%	0.01%	N/A	N/A	N/A
Portfolio Turnover Rate	120%#	61%	89%	70%	146%	211%
†	Per share amount is based on average shares outstanding.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized
*	Annualized
+

The Ratios of Expense and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The affect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§	Amount is less than 0.005%.

104	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

March 31, 2009

Financial Highlights

International Fixed Income Portfolio

	Class I
	Six Months Ended March 31,		Year Ended September 30,
Selected Per Share Data and Ratios	2009 (unaudited)		2008		2007	2006	2005	2004
Net Asset Value, Beginning of Period	$ 10.54		$ 10.97		$ 10.35	$ 10.81	$ 11.24	$ 11.92
Income (Loss) from Investment Operations:
Net Investment Income†	0.13		0.33		0.28	0.21	0.25	0.28
Net Realized and Unrealized Gain (Loss) on Investments	0.16		0.05		0.61	(0.11)	0.01	0.63
Total from Investment Operations	0.29		0.38		0.89	0.10	0.26	0.91
Distributions from and/or in Excess of:
Net Investment Income	(1.37)		(0.79)		(0.22)	(0.51)	(0.69)	(1.59)
Net Realized Gain	(0.12)		(0.02)		(0.05)	(0.05)	—	—
Total Distributions	(1.49)		(0.81)		(0.27)	(0.56)	(0.69)	(1.59)
Redemption Fees	0.00	‡	0.00	‡	—	—	—	—
Net Asset Value, End of Period	$ 9.34		$ 10.54		$ 10.97	$ 10.35	$ 10.81	$ 11.24
Total Return++	1.85	%#	3.50%		8.76%	1.12%	1.81%	7.95%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$47,972		$185,413		$213,392	$195,659	$157,911	$154,111
Ratio of Expenses to Average Net Assets (1)	0.77	%*+	0.60	%+	0.60%+	0.60%	0.55%	0.56%
Ratio of Net Investment Income to Average Net Assets (1)	2.57	%*+	2.95	%+	2.66%+	2.02%	2.17%	2.52%
Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.00	%§	0.00%§	N/A	N/A	N/A
Portfolio Turnover Rate	86	%#	74%		82%	69%	38%	15%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		0.61	%+	N/A	N/A	N/A	N/A
Net Investment Income to Average Net Assets	N/A		2.94	%+	N/A	N/A	N/A	N/A

	Class P
Selected Per Share Data and Ratios	Six Months Ended March 31, 2009 (unaudited)		Year Ended September 30, 2008	Period from September 28, 2007^ to September 30, 2007
Net Asset Value, Beginning of Period	$10.64		$11.08	$ 10.97
Income (Loss) from Investment Operations:
Net Investment Income†	0.12		0.30	0.00	‡
Net Realized and Unrealized Gain on Investments	0.15		0.05	0.11
Total from Investment Operations	0.27		0.35	0.11
Distributions from and/or in Excess of:
Net Investment Income	(1.35)		(0.77)	—
Net Realized Gain	(0.12)		(0.02)	—
Total Distributions	(1.47)		(0.79)	—
Redemption Fees	0.00	‡	0.00 ‡	—
Net Asset Value, End of Period	$ 9.44		$10.64	$ 11.08
Total Return++	1.61	%#	4.31%	—
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$ 741		$1,174	$1,236
Ratio of Expenses to Average Net Assets	0.98	%*+	0.85%+	1.45	%*+
Ratio of Net Investment Income to Average Net Assets	2.39	%*+	2.67%+	1.39	%*+
Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.00%§	0.03	%*
Portfolio Turnover Rate	86	%#	74%	82	%#

^	Commencement of Operations
†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized
*	Annualized
+

The Ratios of Expense and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The affect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§	Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.	105

2009 Semi-Annual Report

March 31, 2009

Financial Highlights

International Fixed Income Portfolio

	Class H
Selected Per Share Data and Ratios	Six Months Ended March 31, 2009 (unaudited)		Period from January 2, 2008^ to September 30, 2008
Net Asset Value, Beginning of Period	$10.55		$10.89
Income (Loss) from Investment Operations:
Net Investment Income†	0.12		0.07
Net Realized and Unrealized Gain (Loss) on Investments	0.15		(0.36)
Total from Investment Operations	0.27		(0.29)
Distributions from and/or in Excess of:
Net Investment Income	(1.30)		(0.05)
Net Realized Gain	(0.12)		—
Total Distributions	(1.42)		(0.05)
Redemption Fees	0.00	‡	—
Net Asset Value, End of Period	$ 9.40		$ 10.55
Total Return++	1.70	%#	(2.70)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$ 132		$ 120
Ratio of Expenses to Average Net Assets	0.97	%*+	2.69%*+
Ratio of Net Investment Income to Average Net Assets	2.44	%*+	0.88%*+
Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.00%*§
Portfolio Turnover Rate	86	%#	74%#

	Class L
Selected Per Share Data and Ratios	Six Months Ended March 31, 2009 (unaudited)		Period from June 16, 2008^ to September 30, 2008
Net Asset Value, Beginning of Period	$10.62		$10.94
Income (Loss) from Investment Operations:
Net Investment Income†	0.11		0.07
Net Realized and Unrealized Gain (Loss) on Investments	0.14		(0.39)
Total from Investment Operations	0.25		(0.32)
Distributions from and/or in Excess of:
Net Investment Income	(1.35)		—
Net Realized Gain	(0.12)		—
Total Distributions	(1.47)		—
Redemption Fees	0.00	‡	—
Net Asset Value, End of Period	$ 9.40		$10.62
Total Return++	1.53	%#	(2.93)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$ 107		$ 110
Ratio of Expenses to Average Net Assets	1.23	%*+	1.16%*+
Ratio of Net Investment Income to Average Net Assets	2.16	%*+	2.29%*+
Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.00%*§
Portfolio Turnover Rate	86	%#	74%#
^			Commencement of Operations
†			Per share amount is based on average shares outstanding.
‡			Amount is less than $0.005 per share.
++			Calculated based on the net asset value which does not reflect sales charge, if applicable, as of the last business day of the period.
#			Not Annualized
*			Annualized
+

The Ratios of Expense and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The affect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§			Amount is less than 0.005%.

106	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

March 31, 2009

Financial Highlights

Investment Grade Fixed Income Portfolio

	Class I
	Six Months
	Ended March 31,		Year Ended September 30,
Selected Per Share Data and Ratios	2009 (unaudited)		2008	2007		2006	2005	2004
Net Asset Value, Beginning of Period	$ 9.61		$ 11.15	$ 11.22		$ 11.42	$ 11.57	$ 11.54
Income (Loss) from Investment Operations:
Net Investment Income†	0.16		0.55	0.52		0.41	0.42	0.34
Net Realized and Unrealized Gain (Loss) on Investments	(0.08)		(1.57)	0.01		(0.00)‡	0.06	0.14
Total from Investment Operations	0.08		(1.02)	0.53		0.41	0.48	0.48
Distributions from and/or in Excess of:
Net Investment Income	(0.39)		(0.52)	(0.60)		(0.56)	(0.49)	(0.45)
Net Realized Gain	—		—	—		(0.05)	(0.14)	—
Total Distributions	(0.39)		(0.52)	(0.60)		(0.61)	(0.63)	(0.45)
Redemption Fees	0.00	‡	0.00 ‡	0.00	‡	0.00 ‡	—	—
Net Asset Value, End of Period	$ 9.30		$ 9.61	$ 11.15		$ 11.22	$ 11.42	$ 11.57
Total Return++	0.76	%#	(9.37)%	4.82%		3.65%	4.39%	4.36%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$200,525		$316,894	$519,504		$525,680	$499,534	$527,837
Ratio of Expenses to Average Net Assets	0.57	%*+	0.52%+	0.50	%+	0.50%	0.50%	0.50%
Ratio of Net Investment Income to Average Net Assets	3.43	%*+	5.18%+	4.74	%+	3.66%	3.67%	2.94%
Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.01%	0.00	%§	N/A	N/A	N/A
Portfolio Turnover Rate	306	%#	325%	124%		154%	240%	332%

	Class P
	Six Months
	Ended March 31,		Year Ended September 30,
Selected Per Share Data and Ratios	2009 (unaudited)		2008	2007		2006	2005	2004
Net Asset Value, Beginning of Period	$ 9.60		$ 11.14	$ 11.21		$ 11.42	$ 11.56	$ 11.53
Income (Loss) from Investment Operations:
Net Investment Income†	0.17		0.53	0.51		0.39	0.41	0.32
Net Realized and Unrealized Gain (Loss) on Investments	(0.10)		(1.57)	0.00	‡	(0.01)	0.06	0.14
Total from Investment Operations	0.07		(1.04)	0.51		0.38	0.47	0.46
Distributions from and/or in Excess of:
Net Investment Income	(0.38)		(0.50)	(0.58)		(0.54)	(0.47)	(0.43)
Net Realized Gain	—		—	—		(0.05)	(0.14)	—
Total Distributions	(0.38)		(0.50)	(0.58)		(0.59)	(0.61)	(0.43)
Redemption Fees	0.00	‡	0.00 ‡	0.00	‡	0.00 ‡	—	—
Net Asset Value, End of Period	$ 9.29		$ 9.60	$ 11.14		$ 11.21	$ 11.42	$ 11.56
Total Return++	0.76	%#	(9.60)%	4.56%		3.59%	4.23%	4.10%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$ 592		$ 842	$ 1,177		$ 778	$ 1,190	$ 1,400
Ratio of Expenses to Average Net Assets (1)	0.78	%*+	0.67%+	0.65	%+	0.65%	0.65%	0.65%
Ratio of Net Investment Income to Average Net Assets (1)	3.58	%*+	5.01%+	4.59	%+	3.46%	3.55%	2.79%
Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.01%	0.00	%§	N/A	N/A	N/A
Portfolio Turnover Rate	306	%#	325%	124%		154%	240%	332%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.88	%*+	0.77%+	0.75	%+	0.75%	0.75%	0.75%
Net Investment Income to Average Net Assets	3.48	%*+	4.91%+	4.49	%+	3.36%	3.45%	2.69%
†			Per share amount is based on average shares outstanding.
‡			Amount is less than $0.005 per share.
++			Calculated based on the net asset value as of the last business day of the period.
#			Not Annualized
*			Annualized
+

The Ratios of Expense and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The affect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§			Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.	107

2009 Semi-Annual Report

March 31, 2009

Financial Highlights

Investment Grade Fixed Income Portfolio

	Class H
	Six Months		Period from
	Ended March 31,		January 2, 2008^ to
Selected Per Share Data and Ratios	2009 (unaudited)		September 30, 2008
Net Asset Value, Beginning of Period	$9.53		$11.15
Income (Loss) from Investment Operations:
Net Investment Income†	0.16		0.21
Net Realized and Unrealized Loss on Investments	(0.09)		(1.68)
Total from Investment Operations	0.07		(1.47)
Distributions from and/or in Excess of:
Net Investment Income	(0.31)		(0.15)
Total Distributions	(0.31)		(0.15)
Redemption Fees	0.00	‡	—
Net Asset Value, End of Period	$9.29		$9.53
Total Return++	0.64	%#	(13.21)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$124		$85
Ratio of Expenses to Average Net Assets	0.80	%*+	2.98%*+
Ratio of Net Investment Income to Average Net Assets	3.38	%*+	2.71%*+
Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.01%*
Portfolio Turnover Rate	306	%#	325%#

^	Commencement of Operations
†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
++	Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.
#	Not Annualized
*	Annualized
+

The Ratios of Expense and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The affect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley Affiliates to Average Net Assets”.

108	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

March 31, 2009

Financial Highlights

Investment Grade Fixed Income Portfolio

	Class L
	Six Months		Period from
	Ended March 31,		June 16, 2008^ to
Selected Per Share Data and Ratios	2009 (unaudited)		September 30, 2008
Net Asset Value, Beginning of Period	$9.63		$10.12
Income (Loss) from Investment Operations:
Net Investment Income†	0.14		0.12
Net Realized and Unrealized Loss on Investments	(0.08)		(0.60)
Total from Investment Operations	0.06		(0.48)
Distributions from and/or in Excess of:
Net Investment Income	(0.39)		(0.01)
Total Distributions	(0.39)		(0.01)
Redemption Fees	0.00	‡	—
Net Asset Value, End of Period	$9.30		$9.63
Total Return++	0.64	%#	(4.73)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,669		$58
Ratio of Expenses to Average Net Assets	1.04	%*+	1.15%*+
Ratio of Net Investment Income to Average Net Assets	3.04	%*+	4.34%*+
Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.01%*
Portfolio Turnover Rate	306	%#	325%#

^	Commencement of Operations
†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized
*	Annualized
+

The Ratios of Expense and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The affect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§	Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.	109

2009 Semi-Annual Report

March 31, 2009

Financial Highlights

Limited Duration Portfolio

	Class I
	Six Months
	Ended March 31,		Year Ended September 30,
Selected Per Share Data and Ratios	2009 (unaudited)		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$8.00		$ 10.24	$ 10.34	$ 10.34	$10.50	$10.65
Income (Loss) from Investment Operations:
Net Investment Income†	0.12		0.49	0.51	0.41	0.30	0.25
Net Realized and Unrealized Loss on Investments	(0.34)		(2.22)	(0.08)	(0.02)	(0.15)	(0.10)
Total from Investment Operations	(0.22)		(1.73)	0.43	0.39	0.15	0.15
Distributions from and/or in Excess of:
Net Investment Income	(0.31)		(0.51)	(0.53)	(0.39)	(0.31)	(0.28)
Net Realized Gain	—		—	—	—	—	(0.02)
Total Distributions	(0.31)		(0.51)	(0.53)	(0.39)	(0.31)	(0.30)
Redemption Fees	0.00	‡	—	0.00 ‡	—	—	—
Net Asset Value, End of Period	$7.47		$ 8.00	$ 10.24	$ 10.34	$10.34	$10.50
Total Return++	(2.76	)%#	(17.57)%	4.26%	3.88%	1.44%	1.47%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$318,321		$568,156	$1,058,151	$1,077,967	$1,069,956	$957,367
Ratio of Expenses to Average Net Assets (1)	0.45	%*+	0.43%+	0.45%+	0.42%	0.42%	0.42%
Ratio of Net Investment Income to Average Net Assets (1)	3.27	%*+	5.22%+	4.94%+	3.96%	2.92%	2.36%
Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.01%	0.00%§	N/A	N/A	N/A
Portfolio Turnover Rate	55	%#	20%	56%	64%	66%	135%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		0.43%+	N/A	N/A	N/A	N/A
Net Investment Income to Average Net Assets	N/A		5.22%+	N/A	N/A	N/A	N/A

†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized
*	Annualized
+

The Ratios of Expense and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The affect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§	Amount is less than 0.005%.

110	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

March 31, 2009

Financial Highlights

Limited Duration Portfolio

	Class P
Selected Per Share Data and Ratios	Six Months Ended March 31, 2009 (unaudited)		Year Ended September 30, 2008	Period from September 28, 2007^ to September 30, 2007
Net Asset Value, Beginning of Period	$8.00		$10.24	$10.24
Income (Loss) from Investment Operations:
Net Investment Income†	0.12		0.47	0.00	‡
Net Realized and Unrealized Loss on Investments	(0.35)		(2.23)	(0.00	)‡
Total from Investment Operations	(0.23)		(1.76)	0.00	‡
Distributions from and/or in Excess of:
Net Investment Income	(0.30)		(0.48)	—
Total Distributions	(0.30)		(0.48)	—
Redemption Fees	0.00	‡	—	0.00	‡
Net Asset Value, End of Period	$7.47		$8.00	$10.24
Total Return++	(2.89	)%#	(17.77)%	—
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$134		$294	$1,020
Ratio of Expenses to Average Net Assets	0.70	%*+	0.68%+	0.59	%*+
Ratio of Net Investment Income to Average Net Assets	3.12	%*+	4.95%+	5.38	%*+
Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.01%	0.06	%*
Portfolio Turnover Rate	55	%#	20%	56	%#

^	Commencement of Operations
†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized
*	Annualized
+

The Ratios of Expense and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The affect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§	Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.	111

2009 Semi-Annual Report

March 31, 2009

Financial Highlights

Long Duration Fixed Income Portfolio

	Class I
	Six Months				Period from
	Ended March 31,		Year Ended September 30,		July 21, 2006^ to
Selected Per Share Data and Ratios	2009 (unaudited)		2008	2007	September 30, 2006
Net Asset Value, Beginning of Period	$9.93		$10.33	$10.48	$10.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.23		0.46	0.49	0.09
Net Realized and Unrealized Gain (Loss) on Investments	0.61		(0.37)	(0.18)	0.39
Total from Investment Operations	0.84		0.09	0.31	0.48
Distributions from and/or in Excess of:
Net Investment Income	(0.34)		(0.49)	(0.43)	—
Net Realized Gain	—		—	(0.03)	—
Total Distributions	(0.34)		(0.49)	(0.46)	—
Net Asset Value, End of Period	$10.43		$9.93	$10.33	$10.48
Total Return++	8.34	%#	0.87%	3.06%	4.80	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$28,342		$27,438	$25,297	$25,677
Ratio of Expenses to Average Net Assets (1)	0.50	%*+	0.49%+	0.50	%+ 0.50	%*
Ratio of Net Investment Income to Average Net Assets (1)	4.47	%*+	4.44%+	4.73	%+ 4.66	%*
Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.01%	0.00	%§ N/A
Portfolio Turnover Rate	47	%#	63%	49%	7	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.75	%*+	0.75%+	0.94	%+ 1.52	%*
Net Investment Income to Average Net Assets	4.22	%*+	4.18%+	4.29	%+ 3.64	%*

	Class P
	Six Months				Period from
	Ended March 31,		Year Ended September 30,		July 21, 2006^ to
Selected Per Share Data and Ratios	2009 (unaudited)		2008	2007	September 30, 2006
Net Asset Value, Beginning of Period	$9.92		$10.32	$10.48	$10.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.22		0.44	0.46	0.09
Net Realized and Unrealized Gain (Loss) on Investments	0.61		(0.37)	(0.19)	0.39
Total from Investment Operations	0.83		0.07	0.27	0.48
Distributions from and/or in Excess of:
Net Investment Income	(0.33)		(0.47)	(0.40)	—
Net Realized Gain	—		—	(0.03)	—
Total Distributions	(0.33)		(0.47)	(0.43)	—
Net Asset Value, End of Period	$10.42		$9.92	$10.32	$10.48
Total Return++	8.21	%#	0.61%	2.72%	4.80	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$521		$496	$516	$524
Ratio of Expenses to Average Net Assets (1)	0.75	%*+	0.74%+	0.75%+	0.75	%*
Ratio of Net Investment Income to Average Net Assets (1)	4.22	%*+	4.18%+	4.48%+	4.40	%*
Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.01%	0.00%§	N/A
Portfolio Turnover Rate	47	%#	63%	49%	7	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.00	%*+	1.00%+	1.19%+	1.77	%*
Net Investment Income to Average Net Assets	3.97	%*+	3.92%+	4.04%+	3.39	%*

^	Commencement of Operations
†	Per share amount is based on average shares outstanding.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized
*	Annualized
+

The Ratios of Expense and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The affect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§	Amount is less than 0.005%.

112	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

March 31, 2009

Financial Highlights

Municipal Portfolio

	Class I
	Six Months
	Ended March 31,		Year Ended September 30,
Selected Per Share Data and Ratios	2009 (unaudited)		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$11.58		$12.82	$12.86	$12.66	$12.66	$12.53
Income (Loss) from Investment Operations:
Net Investment Income†	0.26		0.60	0.49	0.39	0.40	0.38
Net Realized and Unrealized Gain (Loss) on Investments	(0.25)		(1.24)	(0.01)	0.29	0.02	0.14
Total from Investment Operations	0.01		(0.64)	0.48	0.68	0.42	0.52
Distributions from and/or in Excess of:
Net Investment Income	(0.32)		(0.55)	(0.52)	(0.48)	(0.42)	(0.39)
Net Realized Gain	—		(0.05)	—	—	—	—
Total Distributions	(0.32)		(0.60)	(0.52)	(0.48)	(0.42)	(0.39)
Redemption Fees	0.00	‡	0.00 ‡	0.00 ‡	0.00 ‡	—	—
Net Asset Value, End of Period	$11.27		$11.58	$12.82	$12.86	$12.66	$12.66
Total Return++	0.18	%#	(5.24)%	3.76%	5.53%	3.38%	4.02%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$540,119		$1,073,173	$936,633	$662,162	$509,039	$368,686
Ratio of Expenses to Average Net Assets (1)	0.50	%*+	0.49%+	0.50%+	0.49%	0.50%	0.50%
Ratio of Net Investment Income to Average Net Assets (1)	4.65	%*+	4.80%+	3.80%+	3.09%	3.12%	3.01%
Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.01%	0.00%§	N/A	N/A	N/A
Portfolio Turnover Rate	1	%#	43%	29%	43%	34%	105%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.51	%*+	0.50%+	N/A	N/A	N/A	0.51%
Net Investment Income to Average Net Assets	4.64	%*+	4.79%+	N/A	N/A	N/A	3.00%

†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized
*	Annualized
+

The Ratios of Expense and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The affect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§	Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.	113

2009 Semi-Annual Report

March 31, 2009

Financial Highlights

Municipal Portfolio

	Class P
Selected Per Share Data and Ratios	Six Months Ended March 31, 2009 (unaudited)		Year Ended September 30, 2008	Period from June 20, 2007^ to September 30, 2007
Net Asset Value, Beginning of Period	$11.58		$12.82	$12.69
Income (Loss) from Investment Operations:
Net Investment Income†	0.25		0.57	0.24
Net Realized and Unrealized Gain (Loss) on Investments	(0.25)		(1.24)	0.02
Total from Investment Operations	0.00		(0.67)	0.26
Distributions from and/or in Excess of:
Net Investment Income	(0.31)		(0.52)	(0.13)
Net Realized Gain	—		(0.05)	—
Total Distributions	(0.31)		(0.57)	(0.13)
Redemption Fees	0.00	‡	—	0.00	‡
Net Asset Value, End of Period	$11.27		$11.58	$12.82
Total Return++	0.05	%#	(5.44)%	2.02	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$30,925		$51,780	$9,945
Ratio of Expenses to Average Net Assets (1)	0.75	%*+	0.74%+	0.73	%*+
Ratio of Net Investment Income to Average Net Assets (1)	4.39	%*+	4.58%+	6.66	%*+
Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.01%	0.02	%*
Portfolio Turnover Rate	1	%#	43%	29	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.77	%*+	0.76%+	0.99	%*+
Net Investment Income to Average Net Assets	4.37	%*+	4.56%+	6.41	%*+

^	Commencement of Operations
†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized
*	Annualized
+

The Ratios of Expense and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The affect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§	Amount is less than 0.005%.

114	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

March 31, 2009

Financial Highlights

Municipal Portfolio

	Class H
	Six Months		Period from
	Ended March 31,		January 2, 2008^ to
Selected Per Share Data and Ratios	2009 (unaudited)		September 30, 2008
Net Asset Value, Beginning of Period	$11.58		$12.70
Income (Loss) from Investment Operations:
Net Investment Income†	0.25		0.42
Net Realized and Unrealized Loss on Investments	(0.25)		(1.20)
Total from Investment Operations	0.00		(0.78)
Distributions from and/or in Excess of:
Net Investment Income	(0.31)		(0.34)
Total Distributions	(0.31)		(0.34)
Redemption Fees	0.00	‡	0.00	‡
Net Asset Value, End of Period	$11.27		$11.58
Total Return++	0.05	%#	(6.31	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$5,444		$8,593
Ratio of Expenses to Average Net Assets (1)	0.75	%*+	0.80	%*+
Ratio of Net Investment Income to Average Net Assets (1)	4.39	%*+	4.56	%*+
Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.01	%*
Portfolio Turnover Rate	1	%#	43	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.82	%*+	0.79	%*+
Net Investment Income to Average Net Assets	4.32	%*+	4.55	%*+

^	Commencement of Operations
†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
++	Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.
#	Not Annualized
*	Annualized
+

The Ratios of Expense and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The affect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§	Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.	115

2009 Semi-Annual Report

March 31, 2009

Financial Highlights

Municipal Portfolio

	Class L
	Six Months		Period from
	Ended March 31,		June 16, 2008^ to
Selected Per Share Data and Ratios	2009 (unaudited)		September 30, 2008
Net Asset Value, Beginning of Period	$11.55		$12.45
Income (Loss) from Investment Operations:
Net Investment Income†	0.23		0.13
Net Realized and Unrealized Loss on Investments	(0.25)		(0.91)
Total from Investment Operations	(0.02)		(0.78)
Distributions from and/or in Excess of:
Net Investment Income	(0.29)		(0.12)
Total Distributions	(0.29)		(0.12)
Redemption Fees	0.00	‡	0.00	‡
Net Asset Value, End of Period	$11.24		$11.55
Total Return++	(0.07	)%#	(6.33	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$14,774		$17,517
Ratio of Expenses to Average Net Assets (1)	1.00	%*+	0.97	%*+
Ratio of Net Investment Income to Average Net Assets (1)	4.13	%*+	3.92	%*+
Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.01	%*
Portfolio Turnover Rate	1	%#	43	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.02	%*+	0.98	%*+
Net Investment Income to Average Net Assets	4.11	%*+	3.91	%*+

^	Commencement of Operations
†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized
*	Annualized
+

The Ratios of Expense and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The affect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§	Amount is less than 0.005%.

116	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund Trust (“MSIFT” or the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of fifteen active portfolios. The accompanying financial statements and financial highlights are those of the Balanced, Mid Cap Growth, U.S. Mid Cap Value, U.S. Small Cap Value, Value, Core Fixed Income, Core Plus Fixed Income, Intermediate Duration, International Fixed Income, Investment Grade Fixed Income, Limited Duration, Long Duration Fixed Income and Municipal Portfolios, all of which except the International Fixed Income Portfolio are considered diversified for purposes of the 1940 Act (each referred to as a “Portfolio”). The financial statements of the remaining portfolios of the Fund are presented separately.

The Fund offers up to five different classes of shares for certain Portfolios — Class I shares, Investment Class shares, Class P shares, Class H shares and Class L shares. Each class of shares has identical voting rights (except shareholders of each Class have exclusive voting rights regarding any matter relating solely to that particular Class of shares), dividend, liquidation and other rights, except each class bears different shareholder service fees as described in Note D.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Portfolios in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.              Security Valuation: Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price, except as noted below. Unlisted and listed equity securities not traded on the valuation date, for which market quotations are readily available, are valued at the mean between the current bid and asked prices obtained from reputable brokers.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Trustees (the “Trustees”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Trustees.

2.              Futures: Financial futures contracts (secured by cash and securities deposited with brokers as “initial margin”) are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as “variation margin”) are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gains (losses) in the Statements of Operations. “Due from (to) Broker” is comprised of initial margin and variation margin, as stated in the Statements of Assets and Liabilities.

Futures contracts may be used by each Portfolio in order to hedge against unfavorable changes in the value of securities or to attempt to realize profits from the value of the related securities.

Futures contracts involve market risk that may exceed the amounts recognized in the Statements of Assets and Liabilities. Risks arise from the possible movements in the prices of securities relating to these instruments. The change in value of futures contracts primarily corresponds with the value of their related securities, but may not precisely

117

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Notes to Financial Statements (cont’d)

correlate with the change in value of such securities. In addition, there is the risk that a Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

3.              Securities Sold Short: Each Portfolio may sell securities short. A short sale is a transaction in which the Portfolio sells securities it may or may not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Portfolio is obligated to replace the borrowed securities at their market price at the time of replacement. The Portfolio may have to pay a premium to borrow the securities as well as pay any dividends or interest payable on the securities until they are replaced. The Portfolio’s obligation to replace the securities borrowed in connection with a short sale will generally be secured by collateral deposited with the broker that consists of cash, U.S. government securities or other liquid high grade debt obligations. In addition, the Portfolio will either place in a segregated account with its custodian or denote on its custody records an amount of cash, U.S. government securities or other liquid high grade debt obligations equal to the difference, if any, between (1) the market value of the securities sold at the time they were sold short and (2) any cash, U.S. government securities or other liquid high grade debt obligations deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). Short sales by the Portfolios involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security because losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

4.              Swap Agreements: The Fund adopted the provisions of the FASB Staff Position Paper No. FAS 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45 (“FSP FAS 133-1 and FIN 45-4”), effective December 31, 2008. FSP FAS 133-1 and FIN 45-4 requires the seller of credit derivatives to provide additional disclosure about its credit derivatives. Each Portfolio (other than the Mid Cap Growth Portfolio) may enter into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Cash collateral for swap agreements, if applicable, is deposited with the broker serving as counterparty to the agreement, and is included in “Due from (to) Broker” on the Statements of Assets and Liabilities. The following summarizes swaps entered into by the Portfolios:

Credit Default Swaps: Certain Portfolios may enter into credit default swap contracts, a type of credit derivative, for hedging purposes or to gain exposure to a credit or index of credits in which the Portfolio may otherwise invest. A credit default swap is an agreement between two parties to exchange the credit risk of an issuer or index of issuers. A buyer of a credit default swap is said to buy protection by paying periodic fees in return for a contingent payment from the seller if the issuer has a credit event such as bankruptcy, a failure to pay outstanding obligations or deteriorating credit while the swap is outstanding. A seller of a credit default swap is said to sell protection and thus collects the periodic fees and profits if the credit of the issuer remains stable or improves while the swap is outstanding. The seller in a credit default swap contract would be required to pay an agreed-upon amount, to the buyer in the event of an adverse credit event of the issuer. This agreed-upon amount approximates the notional amount of the swap as disclosed in the table following the Portfolios of Investments and is estimated to be the maximum potential future payment that the seller could be required to make under the credit default contract. In the event of an adverse credit event, the seller generally does not have any contractual remedies against the issuer or any other third party. However, if a physical settlement is elected, the seller would receive the defaulted credit and, as a result, become a creditor of the issuer.

The current credit rating of each individual issuer is listed in the table following the Portfolios of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for the credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.

The Portfolio accrues for the periodic fees on credit default swaps on a daily basis with the net amount accrued recorded within unrealized appreciation (depreciation) of swap contracts. Upon cash settlement of the periodic fees, the net amount is recorded as realized gain (loss) on swap contracts on the Statements of Operations. Net unrealized gains are recorded as an asset or net unrealized losses are reported as a liability on the Statements of Assets and Liabilities. The change in value of the swap contracts is reported as unrealized gains (losses) on the Statements of Operations. Payments received or made upon entering into a credit default swap contract, if any, are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. Credit default swaps may involve greater risks than if a Portfolio had invested in the issuer directly. Credit

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Notes to Financial Statements (cont’d)

default swaps are subject to general market risk, counterparty risk and credit risk.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The Portfolio accrues for interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) of swap contracts on the Statements of Assets and Liabilities. Once interim payments are settled in cash, the net amount is recorded within realized gain (loss) on swaps on the Statements of Operations. In a zero-coupon interest rate swap, payments only occur at maturity, at which time one counterparty pays the total compounded fixed rate over the life of the swap and the other pays the total compounded floating rate that would have been earned had a series of LIBOR investments been rolled over through the life of the swap. The Portfolio amortizes its interest payment obligation over the life of the swap. The amortized portion of this payment is recorded within realized gain (loss) on the Statements of Operations. The unamortized portion of this payment is included in “Due from (to) Broker” on the Statements of Assets and Liabilities. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statements of Operations.

Total Return Swaps: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statements of Operations. Periodic payments received or made at the end of each measurement period, but prior to termination, are recorded as realized gains (losses) in the Statements of Operations.

Realized gains (losses) on maturity or termination of swaps are presented in the Statements of Operations. Because there is no organized market for these swap agreements, the unrealized gain (loss) reported in the Statements of Assets and Liabilities may differ from that which would be realized in the event the Portfolio terminated its position in the agreement. Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of the agreements and are generally limited to the amount of net interest payments to be received, if any, at the date of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the related amounts shown in the Statements of Assets and Liabilities.

At March 31, 2009, the Portfolios did not have any outstanding total return swap contracts.

5.              Structured Investments: Certain Portfolios may invest in structured investments whose values are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, equity securities or other underlying instruments. A Portfolio uses these securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Structured investments may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

6.              Delayed Delivery Commitments: Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Liquid securities or cash is designated in an amount at least equal to these commitments. Securities held for this purpose cannot be sold while this strategy is outstanding, unless replaced with other assets. As a result, there is a possibility that as designated assets reach certain levels, a Portfolio may lose some flexibility in managing its investments, responding to shareholder redemption requests, or meeting other current obligations. Such transactions may give rise to a form of leverage. This can cause a Portfolio to be more volatile than if it had not been leveraged, as leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio’s securities.

7.              Foreign Currency Translation and Foreign Currency Exchange Contracts: The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the bid prices of such currencies against U.S. dollars quoted by a bank. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Portfolio’s books and the U.S. dollar equivalent of amounts actually received or paid.

A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Notes to Financial Statements (cont’d)

future date. Each Portfolio (except the Core Fixed Income and Long Duration Fixed Income Portfolios) may enter into foreign currency exchange contracts to protect securities and related receivables and payables against future changes in foreign exchange rates and, in certain situations, to gain exposure to foreign currencies. Certain Portfolios may also enter into cross currency hedges which involve the sale of one currency against the positive exposure to a different currency. Cross currency hedges may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. Fluctuations in the value of such contracts are recorded as unrealized appreciation or depreciation; realized gains (losses), which are disclosed in the Statements of Operations, include net gains (losses) on contracts which have been terminated by settlements. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contract, if any, at the date of default. Risks may also arise from unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

Certain Portfolios’ net assets include foreign denominated securities and currency. The net assets of these Portfolios are presented at the foreign exchange rates and market values at the close of the period. The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, the components of realized and unrealized foreign currency gains (losses) representing foreign exchange changes on investments is included in the reported net realized and unrealized gains (losses) on investment transactions and balances. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower level of governmental supervision, relative currency valuation fluctuation, regulation of foreign securities markets and the possibility of political or economic instability.

8.              Purchased and Written Options: Certain Portfolios may write covered call and put options on portfolio securities and other financial instruments. Premiums are received and are recorded as liabilities. The liabilities are subsequently adjusted to reflect the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the net realized gain (loss). By writing a covered call option, a Portfolio, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. By writing a put option, a Portfolio, in exchange for the premium, accepts the risk of having to purchase a security at an exercise price that is above the current market price.

Certain Portfolios may purchase call and put options on their portfolio securities or other financial instruments. Each Portfolio may purchase call options to protect against an increase in the price of the security or financial instrument it anticipates purchasing. Each Portfolio may purchase put options on securities which it holds or other financial instruments to protect against a decline in the value of the security or financial instrument or to close out covered written put positions. Risks may arise from an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of options relating to the securities purchased or sold by the Portfolio and from the possible lack of a liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option.

Options written for the six months ended March 31, 2009 were as follows:

Portfolio	Total Number of Contracts	Total Premiums Received (000)
Core Fixed Income
Options Outstanding — October 1, 2008	—	$—
Options Written	528	146
Closing Purchase Transactions	(279)	(115)
Options Outstanding — March 31, 2009	249	$31
Core Plus Fixed Income
Options Outstanding — October 1, 2008	—	$—
Options Written	4,199	1,137
Closing Purchase Transactions	(2,176)	(886)
Options Outstanding — March 31, 2009	2,023	$251
Intermediate Duration
Options Outstanding — October 1, 2008	—	$—
Options Written	496	130
Closing Purchase Transactions	(248)	(99)
Options Outstanding — March 31, 2009	248	$31
Investment Grade Fixed Income
Options Outstanding — October 1, 2008	—	$—
Options Written	869	237
Closing Purchase Transactions	(453)	(185)
Options Outstanding — March 31, 2009	416	$52

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Notes to Financial Statements (cont’d)

Portfolio	Total Number of Contracts	Total Premiums Received (000)
Limited Duration
Options Outstanding — October 1, 2008	—	$—
Options Written	751	213
Closing Purchase Transactions	(407)	(170)
Options Outstanding — March 31, 2009	344	$43
Long Duration Fixed Income
Options Outstanding — October 1, 2008	—	$—
Options Written	105	26
Closing Purchase Transactions	(51)	(20)
Options Outstanding — March 31, 2009	54	$6

9.              Repurchase Agreements: The Portfolios may enter into repurchase agreements under which a Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

10.       Redemption Fees: Shares of the U.S. Small Cap Value and International Fixed Income Portfolios redeemed within 30 days of purchase may be subject to a 2% redemption fee, payable to the Portfolio. The redemption fee is designed to protect each Portfolio and its shareholders from the effects of short-term trading. These fees, if any, are included on the Statements of Changes in Net Assets. Prior to January 31, 2009, shares of the Balanced, Mid Cap Growth, U.S. Mid Cap Value, Value, Core Fixed Income, Core Plus Fixed Income, Intermediate Duration, Investment Grade Fixed Income, Limited Duration, Long Duration Fixed Income and Municipal Portfolios redeemed within seven days of purchase may be subject to a 2% redemption fee, payable to the Portfolio.

11.       New Accounting Pronouncements: On April 9, 2009, Financial Accounting Standards Board (“FASB”) issued Staff Position No. 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157, when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also requires additional disaggregation of the current SFAS 157 required disclosures. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. At this time, management is evaluating the implications of FSP 157-4 and the impact it will have on the financial statement disclosures.

On March 19, 2008, FASB released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of SFAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management does not believe the adoption of SFAS 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

12.       Fair Value Measurement: The Portfolios adopted FASB Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), effective October 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Portfolios would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value the Portfolios’ investments. The inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including each Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities, are not necessarily an indication of the risk associated with investing in those securities.

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Notes to Financial Statements (cont’d)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolios’ investments carried at value:

Assets	Investments in Securities (Level 1) (000)	Investments in Securities (Level 2) (000)	Investments in Securities (Level 3) (000)	Total for Investments in Securities (000)	Other Financial Instruments* (Level 1) (000)	Other Financial Instruments* (Level 2) (000)	Other Financial Instruments* (Level 3) (000)	Total for Other Financial Instruments (000)
Balanced	$ 37,013	$ 24,885	$ —	$ 61,898	$ 573	$ —	$—	$ 573
Mid Cap Growth	1,963,645	192,623	15,974	2,172,242	—	—	—	—
U.S. Mid Cap Value	88,472	—	—	88,472	—	—	—	—
U.S. Small Cap Value	433,296	—	—	433,296	—	—	—	—
Value	121,856	—	—	121,856	—	—	—	—
Core Fixed Income	5,268	119,574	79	124,921	321	50	—	371
Core Plus Fixed Income	36,365	1,225,229	5,594	1,267,188	2,557	217	—	2,774
Intermediate Duration	592	146,214	62	146,868	538	39	—	577
International Fixed Income	1,763	44,436	—	46,199	17	345	—	362
Investment Grade Fixed Income	19,637	249,536	99	269,272	619	81	—	700
Limited Duration	406	325,288	—	325,694	—	108	—	108
Long Duration Fixed Income	388	28,653	—	29,041	13	10	—	23
Municipal	8,586	587,328	1,294	597,208	—	—	—	—

Liabilities	Investments in Securities (Level 1) (000)	Investments in Securities (Level 2) (000)	Investments in Securities (Level 3) (000)	Total for Investments in Securities (000)	Other Financial Instruments* (Level 1) (000)	Other Financial Instruments* (Level 2) (000)	Other Financial Instruments* (Level 3) (000)	Total for Other Financial Instruments (000)
Balanced	$—	$—	$—	$—	$ (19)	$ (24)	$—	$ (43)
Mid Cap Growth	—	—	—	—	—	—	—	—
U.S. Mid Cap Value	—	—	—	—	—	—	—	—
U.S. Small Cap Value	—	—	—	—	—	—	—	—
Value	—	—	—	—	—	—	—	—
Core Fixed Income	—	—	—	—	(407)	(1,771)	—	(2,178)
Core Plus Fixed Income	—	—	—	—	(3,634)	(13,332)	—	(16,966)
Intermediate Duration	—	—	—	—	(415)	(2,283)	—	(2,698)
International Fixed Income	—	—	—	—	(33)	(369)	—	(402)
Investment Grade Fixed Income	—	—	—	—	(846)	(2,954)	—	(3,800)
Limited Duration	—	—	—	—	(978)	(5,209)	—	(6,187)
Long Duration Fixed Income	—	—	—	—	(36)	(437)	—	(473)
Municipal	—	—	—	—	(7,188)	(9,677)	—	(16,865)

*Other financial instruments include futures, written options, forwards and swap contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value for Investment in Securities:

Portfolio	Beginning Balance as of 9/30/08 (000)	Accrued discounts/ premiums (000)	Realized gain (loss) (000)	Change in unrealized appreciation (depreciation) (000)	Net purchases (sales) (000)	Net transfers in and/or out of Level 3 (000)	Balance as of 3/31/09 (000)
Balanced	$ 409	$ (5)	$ (2,064)	$ 1,975	$ (135)	$ (180)	$ —
Mid Cap Growth	15,974	—	—	—	—	—	15,974
U.S. Mid Cap Value	—	—	—	—	—	—	—
U.S. Small Cap Value	—	—	—	—	—	—	—
Value	—	—	—	—	—	—	—
Core Fixed Income	7,357	—	(9,170)	8,622	(4,829)	(1,901)	79
Core Plus Fixed Income	84,600	(108)	(100,683)	89,332	(28,725)	(38,822)	5,594
Intermediate Duration	3,921	—	(4,002)	3,427	(2,423)	(861)	62
International Fixed Income	—	—	—	—	—	—	—
Investment Grade Fixed Income	9,382	—	(8,046)	6,757	(5,698)	(2,296)	99
Limited Duration	52,341	—	(83,181)	77,303	(43,234)	(3,229)	—
Long Duration Fixed Income	—	—	—	—	—	—	—
Municipal	3,469	(30)	(24,898)	23,007	(654)	400	1,294

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Notes to Financial Statements (cont’d)

Following is the amounts of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at March 31, 2009:

Portfolio	Investments in Securities (000)	Other Financial Instruments (000)
Balanced	$—	$—
Mid Cap Growth	—	—
U.S. Mid Cap Value	—	—
U.S. Small Cap Value	—	—
Value	—	—
Core Fixed Income	(30)	—
Core Plus Fixed Income	(4,004)	—
Intermediate Duration	(49)	—
International Fixed Income	—	—
Investment Grade Fixed Income	(64)	—
Limited Duration	—	—
Long Duration Fixed Income	—	—
Municipal	(1,252)	—

13.Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains (losses) on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Portfolio is informed of such dividends), net of applicable withholding taxes where collection is in doubt. Interest income is recognized on the accrual basis except where collection is in doubt.

Discounts and premiums on securities purchased are accreted/amortized over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios on the basis of their relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains (losses) are allocated to each class of shares based upon their relative net assets.

B. Investment Advisory Fees. Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, performs investment advisory services at a fee calculated by applying a quarterly rate based on the annual percentage rate listed below, to each Portfolio’s average daily net assets for the quarter.

Portfolio	Average Daily Net Assets	Advisory Fee
Balanced		0.450%
Mid Cap Growth		0.500
U.S. Mid Cap Value	first $1 billion	0.720
	over $1 billion	0.650
U.S. Small Cap Value	first $500 million	0.670
	next $500 million	0.645
	over $1 billion	0.620
Value	first $1 billion	0.500
	next $1 billion	0.450
	next $1 billion	0.400
	over $3 billion	0.350
Core Fixed Income		0.375
Core Plus Fixed Income	first $1 billion	0.375
	over $1 billion	0.300
Intermediate Duration		0.375
International Fixed Income		0.375
Investment Grade Fixed Income		0.375
Limited Duration		0.300
Long Duration Fixed Income		0.375
Municipal		0.375

With respect to certain portfolios, the Adviser has voluntarily agreed to reduce the fees payable to it and, if necessary, reimburse the Portfolios for certain expenses, after giving effect to custody fee offsets, so that annual operating expenses will not exceed voluntary expense limitations established for each class of shares as presented in the table below.

	Voluntary Expense Limitations
	Class I	Investment Class	Class P	Class H	Class L
Core Fixed Income	0.500%	0.500%	0.750%	—%	—%
Long Duration Fixed Income	0.500	—	0.750	—	—
Municipal	0.500	—	0.750	0.750 *	1.000 *

*Excluding transfer agency fee.

Fee waivers and/or expense reimbursements are voluntary and may be commenced or terminated at any time. For the six months ended March 31, 2009, the Portfolios had advisory fees waived and/or certain expenses reimbursed as follows:

Portfolio	Advisory Fees Waived and/or Reimbursed (000)
Core Fixed Income	$68
Long Duration Fixed Income	36
Municipal	27

Morgan Stanley Investment Management Limited (“MSIM Limited”) serves as Sub-Adviser to the International Fixed Income Portfolio. MSIM Limited is a wholly-owned subsidiary of Morgan Stanley. Under an Amended and Restated Sub-Advisory Agreement with the Adviser, MSIM Limited, subject to the control and supervision of the Fund, its officers, Trustees and the Adviser, and in accordance with the investment objectives, policies and restrictions of the Portfolio, makes certain day-to-day investment decisions for the Portfolio and places certain of the Portfolio’s purchase and sales orders. The Adviser pays MSIM Limited on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

C. Administration Fees. MS Investment Management (the “Administrator”) also provides the Fund with administration services pursuant to an administration agreement for an annual

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Notes to Financial Statements (cont’d)

fee, accrued daily and paid monthly, of 0.08% of each Portfolio’s average daily net assets.

Under an agreement between the Administrator and JPMorgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Servicing Fees. Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor for the Fund.

Pursuant to a Shareholder Service Plan, each Portfolio may pay the Distributor a shareholder servicing fee, accrued daily and paid monthly, at an annual rate of up to 0.15% of the Portfolio’s average daily net assets attributable to Investment Class shares. Pursuant to separate Shareholder Service Plans, each Portfolio may pay to the Distributor and other affiliated and unaffiliated broker-dealers, financial institutions and/or intermediaries a service fee, accrued daily and paid monthly, at an annual rate of up to 0.25% of the Portfolio’s average daily net assets attributable to Class P and Class H shares, respectively. The shareholder servicing fee is used to support the expenses associated with servicing and maintaining accounts. The Distributor has voluntarily agreed to waive 0.10% of the 0.25% shareholder servicing fee it is entitled to receive from the Class P shares’ average daily net assets for the Investment Grade Fixed Income Portfolio.

In addition, the Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the 1940 Act. Under the Distribution and Shareholder Services Plan, each applicable Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.25% and a shareholder service fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class L shares.

The distribution and shareholder servicing fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Investment Class, Class P, Class H and Class L shares.

E. Dividend Disbursing and Transfer Agent. Morgan Stanley Services Company Inc. (“Morgan Stanley Services”) serves as the Fund dividend disbursing and transfer agent. Pursuant to a Transfer Agency Agreement, the Fund pays Morgan Stanley Services a fee generally based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees. JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of each applicable Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statements of Operations.

G. Portfolio Investment Activity.

1.	Security Transactions: For the six months ended March 31, 2009, purchases and sales of investment securities other than long-term U.S. government securities and short-term investments were:

Portfolio	Purchases (000)	Sales (000)
Balanced	$ 40,190	$ 30,639
Mid Cap Growth	411,845	200,444
U.S. Mid Cap Value	42,729	37,274
U.S. Small Cap Value	169,944	216,868
Value	36,139	47,211
Core Fixed Income	339,364	446,042
Core Plus Fixed Income	2,531,691	3,071,870
Intermediate Duration	55,435	75,210
International Fixed Income	61,410	193,924
Investment Grade Fixed Income	665,733	841,040
Limited Duration	118,549	307,852
Long Duration Fixed Income	9,238	8,930
Municipal	5,536	517,343

For the six months ended March 31, 2009, purchases and sales of long-term U.S. government securities were:

Portfolio	Purchases (000)	Sales (000)
Balanced	$ 4,702	$ 2,485
Core Fixed Income	37,578	38,634
Core Plus Fixed Income	413,865	311,024
Intermediate Duration	113,751	52,748
International Fixed Income	3,605	—
Investment Grade Fixed Income	73,337	64,295
Limited Duration	74,052	45,005
Long Duration Fixed Income	5,339	3,138

2.

Transactions with Affiliates. The Portfolios invest in the Institutional Class of portfolios within the Morgan Stanley Institutional Liquidity Funds (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly, and/or as a portion

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Notes to Financial Statements (cont’d)

of the securities held as collateral on loaned securities. A summary of the Portfolio’s transactions in the shares of the Liquidity Funds during the six months ended March 31, 2009 is set forth below:

Portfolio	Market Value September 30, 2008 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Dividend Income (000)	Market Value March 31, 2009 (000)
Balanced	$32,016	$ 22,178	$ 44,192	$154	$10,002
Mid Cap Growth	79,591	263,332	321,237	704	21,686
U.S. Mid Cap Value	6,068	31,789	33,326	40	4,531
U.S. Small Cap Value	38,246	84,316	102,544	124	20,018
Value	9,810	35,037	39,009	10	5,838
Core Fixed Income	16,165	117,761	128,817	61	5,109
Core Plus Fixed Income	80,153	889,975	935,053	381	35,075
Intermediate Duration	6,028	73,564	79,158	29	434
International Fixed Income	7,498	146,514	152,249	50	1,763
Investment Grade Fixed Income	31,627	252,176	264,431	114	19,372
Limited Duration	15,462	249,977	265,252	73	187
Long Duration Fixed Income	1,175	14,720	15,542	4	353
Municipal	28,620	240,816	262,302	64	7,134

Investment Advisory fees paid by the Portfolios are reduced by an amount equal to their pro-rata share of the advisory and administration fees paid by the Liquidity Funds (“Rebate”). For the six months ended March 31, 2009, advisory fees paid were reduced as follows:

Portfolio	Rebate (000)
Balanced	$17
Mid Cap Growth	61
U.S. Mid Cap Value	3
U.S. Small Cap Value	11
Value	3
Core Fixed Income	3
Core Plus Fixed Income	19
Intermediate Duration	2
International Fixed Income	3
Investment Grade Fixed Income	7
Limited Duration	5
Long Duration Fixed Income	—	@
Municipal	5

@ Amount is less than $500.

The Balanced Portfolio invests in the Morgan Stanley Institutional Fund, Inc. Emerging Markets Portfolio — Class I (the “Emerging Markets Portfolio”), an open-end management investment company advised by an affiliate of the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Emerging Markets Portfolio. For the six months ended March 31, 2009, advisory fees paid were reduced by $14 relating to the Portfolio’s investment in the Emerging Markets Portfolio. During the six months ended March 31, 2009, the Portfolio had purchased 919 shares and sold 59,553 shares of the Emerging Markets Portfolio for a realized loss of $939,843.

A summary of the Balanced Portfolio’s transactions in shares of the Emerging Markets Portfolio during the six months ended March 31, 2009 is as follows:

Market Value September 30, 2008 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Dividend Income (000)	Market Value March 31, 2009 (000)
$1,182	$13	$824	$—	$—

During the six months ended March 31, 2009, the following Portfolios paid brokerage commissions to Morgan Stanley & Co., an affiliated broker/dealer:

Portfolio	Broker Commissions (000)
Mid Cap Growth	$11
U.S. Mid Cap Value	12
U.S. Small Cap Value	5
Value	1

H. Securities Lending. Certain Portfolios may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. Portfolios that lend securities receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked to market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements backed by U.S. Treasury and Agency securities. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is included in the

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Notes to Financial Statements (cont’d)

Portfolios’ Statements of Operations in affiliated dividend income and interest income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The value of loaned securities and related collateral outstanding at March 31, 2009 are as follows:

Portfolio	Value of Loaned Securities (000)	Value of Collateral (000)
Balanced	$ 4,736	$ 4,821	*
Core Fixed Income	2,469	2,520
Core Plus Fixed Income	39,425	40,278	*
Investment Grade Fixed Income	15,566	15,872	*

* Included in these amounts are approximately $3,647,000, $6,321,000 and $1,890,000 for the Balanced, Core Plus Fixed Income and Investment Grade Fixed Income Portfolios, respectively, which was received in the form of short-term pooled securities, which the Portfolios cannot sell or repledge and accordingly are not reflected in the Portfolios of Investments.

For the six months ended March 31, 2009, the following Portfolios had income from securities lending (after rebates to borrowers and fee paid to securities lending agent):

Portfolio	Net Interest Earned by Portfolio (000)
Balanced	$ 1
Value*	11
Core Fixed Income	33
Core Plus Fixed Income	201
Investment Grade Fixed Income	49

* At March 31, 2009, the Value Portfolio had no outstanding securities on loan.

I. Federal Income Taxes. It is each Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Dividends from net investment income, if any, are declared and paid quarterly except for those of the Intermediate Duration, Limited Duration and Municipal Portfolios which are declared and paid monthly and those of the Mid Cap Growth, U.S. Mid Cap Value and U.S. Small Cap Value Portfolios which are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

A Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as income and/or capital gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

Financial Accounting Standards Board Interpretation No. 48 Accounting for Uncertainty in Income Taxes (FIN 48) sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolios recognize interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other” expenses on the Statement of Operations. The Portfolios file tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four year period ended September 30, 2008, remains subject to examination by taxing authorities.

The tax character of the Municipal Portfolio’s ordinary income distributions include tax exempt as well as taxable components. The undistributed ordinary income for the Municipal Portfolio includes tax exempt as well as taxable components.

The tax character for distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2008 and 2007 were as follows:

	2008 Distributions Paid From:			2007 Distributions Paid From:
Portfolio	Ordinary Income (000)	Tax- Exempt Income (000)	Long-term Capital Gain (000)	Ordinary Income (000)	Tax- Exempt Income (000)	Long-term Capital Gain (000)
Balanced	$ 8,828	$ —	$ —	$ 5,905	$ —	$ —
Mid Cap Growth	13,214	—	—	6,935	—	—
U.S. Mid Cap Value	1,225	—	—	992	—	—
U.S. Small Cap Value	33,262	—	67,755	19,628	—	63,579
Value	11,180	—	27,523	16,197	—	49,107
Core Fixed Income	14,699	—	—	15,255	—	—
Core Plus Fixed Income	121,587	—	—	148,778	—	—
Intermediate Duration	7,367	—	—	7,079	—	—
International Fixed Income	15,749	—	14	5,213	—	—
Investment Grade Fixed Income	22,876	—	—	27,744	—	—
Limited Duration	47,931	—	—	54,837	—	—
Long Duration Fixed Income	1,297	—	—	1,102	—	48
Municipal	14,461	35,112	1,418	25,018	6,515	—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Notes to Financial Statements (cont’d)

which may differ from U.S. generally accepted accounting principles. The book/tax differences are either considered temporary or permanent in nature.

Temporary differences are generally due to differing book and tax treatments in the timing of the recognition of gains (losses) on securities, options, swaps, forwards and futures, including Post October losses.

Permanent differences, primarily due to differing treatments of gains (losses) related to REIT adjustments, foreign currency transactions, foreign futures transactions, basis adjustments for swap transactions, as of adjustment for current year interest only/hybrid overaccrual, paydown adjustments, capital gains dividends reclass, basis adjustments for bifurcation and in-kind redemptions in the following reclassifications among the Portfolios’ components of net assets at September 30, 2008:

Portfolio	Accumulated Undistributed (Distribution in Excess of) Net Investment Income (Loss) (000)	Accumulated Net Realized Gain (Loss) (000)	Paid-in Capital (000)
Balanced	$ 1,347	$ (1,188)	$ (159)
Mid Cap Growth	1,933	633	(2,566)
U.S. Mid Cap Value	—	—	—
U.S. Small Cap Value	(34)	16	18
Value	(11)	120	(109)
Core Fixed Income	1,496	(113)	(1,383)
Core Plus Fixed Income	11,143	(2,068)	(9,075)
Intermediate Duration	708	(332)	(376)
International Fixed Income	11,653	(11,653)	—
Investment Grade Fixed Income	2,026	194	(2,220)
Limited Duration	4,551	112	(4,663)
Long Duration Fixed Income	230	(111)	(119)
Municipal	129	(128)	(1)

At September 30, 2008, the components of distributable earnings on a tax basis were as follows:

Portfolio	Undistributed Ordinary Income (000)	Tax-Exempt Income (000)	Undistributed Long-term Capital Gain (000)
Balanced	$ 2,475	$ —	$ —
Mid Cap Growth	—	—	—
U.S. Mid Cap Value	1,033	—	—
U.S. Small Cap Value	6,483	—	20,446
Value	1,759	—	—
Core Fixed Income	4,776	—	—
Core Plus Fixed Income	40,760	—	—
Intermediate Duration	468	—	—
International Fixed Income	6,114	—	—
Investment Grade Fixed Income	7,837	—	—
Limited Duration	8,577	—	—
Long Duration Fixed Income	570	—	—
Municipal	1,188	6,498	—

At March 31, 2009, cost, unrealized appreciation, unrealized depreciation, and net unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of each of the Portfolios were:

Portfolio	Cost (000)	Appreciation (000)	Depreciation (000)	Net Appreciation (Depreciation) (000)
Balanced	$ 78,700	$ 598	$ (17,400)	$ (16,802)
Mid Cap Growth	3,312,634	132,616	(1,273,008)	(1,140,392)
U.S. Mid Cap Value	136,817	879	(49,224)	(48,345)
U.S. Small Cap Value	587,329	23,655	(177,688)	(154,033)
Value	178,857	2,364	(59,365)	(57,001)
Core Fixed Income	125,649	3,029	(3,757)	(728)
Core Plus Fixed Income	1,309,338	29,054	(71,204)	(42,150)
Intermediate Duration	147,807	2,364	(3,303)	(939)
International Fixed Income	46,826	1,597	(2,224)	(627)
Investment Grade Fixed Income	271,399	5,130	(7,257)	(2,127)
Limited Duration	321,868	7,323	(3,497)	3,826
Long Duration Fixed Income	28,675	1,919	(1,553)	366
Municipal	633,286	15,438	(51,516)	(36,078)

At September 30, 2008, the following Portfolios had available for Federal income tax purposes unused capital losses, which will expire on the indicated dates:

	Expiration Date September 30, (000)
Portfolio	2009	2010	2011	2012
Balanced	$ —	$ —	$ 4,612	$ —
Mid Cap Growth	—	128,863	303,325	—
U.S. Mid Cap Value	—	—	135,789	—
Core Fixed Income	—	—	—	—
Core Plus Fixed Income	—	—	36,930	—
Intermediate Duration	—	—	—	—
Investment Grade Fixed Income	—	—	—	—
Limited Duration	—	—	—	—
Long Duration Fixed Income	—	—	—	—

	Expiration Date September 30, (000)
Portfolio	2013	2014	2015	2016	Total
Balanced	$ —	$ —	$ —	$ —	$ 4,612
Mid Cap Growth	—	—	—	—	432,188
U.S. Mid Cap Value	—	—	—	—	135,789
Core Fixed Income	—	489	—	1,081	1,570
Core Plus Fixed Income	—	7,135	15,680	5,336	65,081
Intermediate Duration	673	1,559	5,324	123	7,679
Investment Grade Fixed Income	—	607	12	3,511	4,130
Limited Duration	8,253	8,229	7,068	265	23,815
Long Duration Fixed Income	—	—	—	58,260	58,260

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryforward period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by a portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Notes to Financial Statements (cont’d)

During the year ended September 30, 2008, the following Portfolios utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately:

Portfolio	Capital Loss Carryforward Utilized (000)
Balanced	$16,887
Mid Cap Growth	36,597
U.S. Mid Cap Value	3,390

Net capital and currency losses incurred after October 31 and within the taxable year are deemed to arise on the first day of the Portfolio’s next taxable year. For the year ended September 30, 2008, the Portfolio deferred to October 1, 2008 for U.S. Federal income tax purposes, post-October capital and currency losses as indicated:

	Post-October
Portfolio	Capital Losses (000)	Currency Losses (000)
Mid Cap Growth	$ 44,852	$498
U.S. Mid Cap Value	7,390	—
Value	13,449	—
Core Fixed Income	30,572	—
Core Plus Fixed Income	235,273	—
Intermediate Duration	11,356	—
International Fixed Income	97	—
Investment Grade Fixed Income	47,623	—
Limited Duration	110,221	—
Long Duration Fixed Income	24	—
Municipal	1,998	—

J. Contractual Obligations. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

K. Other. A portion of the securities of the Municipal Portfolio are insured by certain companies specializing in the insurance of municipal debt obligations. At March 31, 2009, approximately 82.7% of the net assets of the Municipal Portfolio are covered by such insurance. Listed below are the insurers that insure obligations constituting more than 10% of the Portfolio’s net assets:

Insurers	% of Portfolio’s Net Assets
FSA	23.6%
FGIC	20.4
MBIA	16.4
AMBAC	12.5

At March 31, 2009, certain Portfolios had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on these Portfolios.

These Portfolios and the aggregate percentage of such owners were as follows:

	Percentage of Ownership
Portfolio	Class I	Investment Class	Class P	Class H	Class L
Balanced	65.2%	98.6%	96.3%	—%	—%
Mid Cap Growth	35.3	—	66.7	—	—
U.S. Mid Cap Value	54.7	91.8	59.2	—	—
U.S. Small Cap Value	21.5	—	53.8	—	—
Value	67.1	—	95.6	—	—
Core Fixed Income	—	—	—	—	—
Core Plus Fixed Income	49.8	99.9	93.5	—	—
Intermediate Duration	95.4	100.0	—	—	—
International Fixed Income	77.8	—	—	—	—
Investment Grade Fixed Income	46.4	—	—	—	—
Limited Duration	—	—	—	—	—
Long Duration Fixed Income	—	—	—	—	—
Municipal	45.9	—	—	—	—

L. Regulatory Settlement Proceeds. The Mid Cap Growth and Value Portfolios received approximately $137,000 and $109,000, respectively, from an unaffiliated third party in settlement of administrative proceedings involving findings by the SEC of market timing and/or late trading of mutual funds. The settlement is recorded as an increase to paid-in capital in the accompanying financial statements.

2009 Semi-Annual Report

March 31, 2009 (unaudited)

U.S. Privacy Policy

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

Morgan Stanley Institutional Fund Trust (collectively, the “Fund”) is required by federal law to provide you with a copy of their Privacy Policy (the “Policy”) annually.

This Policy applies to individual clients who are current and former advisory clients of certain Morgan Stanley Investment Management’s U.S. investment advisers and to current and former individual investors in the Fund. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about safeguarding such information. We strive to maintain the privacy of such information while we help you achieve your financial objectives.

This Policy describes what nonpublic personal information we collect about you, how we collect it, when we may share it with others, and how others may use it. It discusses the steps you may take to limit our sharing of information about you with affiliated Morgan Stanley companies (“other Morgan Stanley companies”), including but not limited to our global financial services affiliates that are part of our integrated securities and investment management business, and our credit services affiliates. It also discloses how you may limit our affiliates’ use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you or your accounts as “personal information.”

1.  WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

To better serve you and manage our business, it is important that we collect and maintain accurate information about you. We obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies and from third parties and other sources. For example:

•	We collect information such as your name, address, e-mail address, phone number and account title.
•

We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.
•	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

To provide you with the products and services you request, to better serve you, to manage our business and as otherwise required or permitted by law, we may disclose personal information we collect about you to other Morgan Stanley companies and to nonaffiliated third parties.

a.  Information we disclose to other Morgan Stanley companies:

In order to manage your account(s) effectively, including servicing and processing your transactions, to let you know about products and services offered by us and other Morgan Stanley companies, to manage our business, and as otherwise required or

2009 Semi-Annual Report

March 31, 2009 (unaudited)

U.S. Privacy Policy (cont’d)

permitted by law, we may disclose personal information to other Morgan Stanley companies. Offers for products and services from other Morgan Stanley companies are developed under conditions designed to safeguard your personal information.

b.  Information we discloses to third parties:

We do not disclose personal information that we collect about you to nonaffiliated third parties except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, and as otherwise required or permitted by law. For example, some instances where we may disclose information about you to third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf.

Morgan Stanley recognizes that your relationship with your Financial Advisor is important. If your Financial Advisor’s affiliation with Morgan Stanley ends and he/she joins a nonaffiliated securities broker-dealer with which Morgan Stanley has entered into an agreement limiting the use of information, Morgan Stanley will permit your Financial Advisor to retain certain of your contact information, limited to your name, address, e-mail address, phone number and account title.

When we share personal information with a nonaffiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4.  HOW CAN YOU LIMIT THE SHARING OF CERTAIN TYPES OF PERSONAL INFORMATION WITH OTHER MORGAN STANLEY COMPANIES?

We respect your privacy and offer you choices as to whether we share with other Morgan Stanley companies personal information that was collected to determine your eligibility for products and services you request (“eligibility information”). Please note that, even if you direct us not to share eligibility information with other Morgan Stanley companies (“opt-out”), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account. We may also share certain other types of personal information with other Morgan Stanley companies ‚Äî such as your name, address, telephone number, e-mail address and account number(s), and information about your transactions and experiences with us.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN TYPES OF PERSONAL INFORMATION BY OTHER MORGAN STANLEY COMPANIES FOR MARKETING?

You may limit other Morgan Stanley companies from marketing their products or services to you based on your personal information that they receive from other Morgan Stanley companies. This information includes your income, assets and account history. Your choice to limit marketing offers from other Morgan Stanley companies will apply until you tell us to change your choice.

2009 Semi-Annual Report

March 31, 2009 (unaudited)

U.S. Privacy Policy (cont’d)

If you wish to opt-out of sharing and to limit marketing offers, you may do so by:

•	Calling us at (800) 548-7786

Monday–Friday between 8 a.m. and 5 p.m. (ET)

•	Writing to us at the following address:

Morgan Stanley Institutional Fund Trust
c/o Morgan Stanley Services Company, Inc.
PO Box 219804
Kansas City, MO 64121-9804

If you choose to write to us, your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

If you have previously notified us about your privacy preferences, it is not necessary to do so again unless you decide to change your preferences. Your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise in writing. If you have a joint account, your direction for us not to share this information with other Morgan Stanley companies and for those Morgan Stanley companies not to use your personal information for marketing will be applied to all account holders on that account.

Please understand that if you opt-out, you and any joint account holders may not receive information about Morgan Stanley products and services that could help you manage your financial resources and achieve your investment objectives.

If you hold more than one account with Morgan Stanley, you may receive multiple privacy policies from us, and would need to follow the directions stated in each particular policy for each account you have with us.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

This section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and nonaffiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or other Morgan Stanley companies unless you provide us with your written consent to share such information (“opt-in”).

If you wish to receive offers for investment products and services offered by or through other Morgan Stanley companies, please notify us in writing at the following address:

Morgan Stanley Institutional Fund Trust
c/o Morgan Stanley Services Company, Inc.
PO Box 219804
Kansas City, MO 64121-9804

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third-party.

© 2009 Morgan Stanley Institutional Fund Trust.

2009 Semi-Annual Report

March 31, 2009 (unaudited)

Trustee and Officer Information

Trustees	Officers

Michael E. Nugent	Michael E. Nugent
Chairperson of the Board and Trustee
Frank L. Bowman
Randy Takian
Michael Bozic	President and Principal Executive Officer

Kathleen A. Dennis	Kevin Klingert
Vice President
James F. Higgins
Carsten Otto
Dr. Manuel H. Johnson	Chief Compliance Officer

Joseph J. Kearns	Stefanie V. Chang Yu
Vice President
Michael F. Klein
Mary E. Mullin
W. Allen Reed	Secretary

Fergus Reid	James W. Garrett
Treasurer and Chief Financial Officer

Investment Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, NY 10036

Distributor

Morgan Stanley Distribution, Inc.
100 Front Street, Suite 400
West Conshohocken, PA 19428-2899

Dividend Disbursing and Transfer Agent

Morgan Stanley Services Company Inc.
P.O. Box 219804
Kansas City, MO 64121-9804

Custodian

JPMorgan Chase Bank, N.A.
270 Park Avenue
New York, NY 10017

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, NY 10019-6131

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

Reporting to Shareholders

Each Morgan Stanley Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund’s second and fourth fiscal quarters. The semi-annual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to Fund shareholders and makes these reports available on its public website, www.morganstanley.com. Each Morgan Stanley Fund also files a complete schedule of portfolio holdings with the SEC for the Fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC toll free at 1-(800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1-(800) 548-7786 or by visiting our website at www.morganstanley.com. This information is also available on the SEC’s website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund Trust which describes in detail each Investment Portfolio’s investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com or call toll free 1-(800) 548-7786.

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, NY 10036
Investment Adviser: (610) 940-5000 • MSIF Trust (800) 548-7786

© 2009 Morgan Stanley

IFEQFISAN 3/09 IU09-02284P-Y03/09

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment company Act of 1940, the registrants has duly caused this report to be signed on its behalf by the undersigned, thereunto duly autorized.

(Registrant) Morgan Stanley Institutional Fund Trust

By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	May 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	May 19, 2009

By:	/s/ James W. Garrett
Name:	James W. Garrett
Title:	Principal Financial Officer
Date:	May 19, 2009